UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT

INVESTMENT COMPANIES

Investment Company Act file number 811-06719

                       BB&T Funds

(Exact name of registrant as specified in charter)

434 Fayetteville Street Mall, 5th Floor

                Raleigh, NC 27601-0575

(Address of principal executive offices) (Zip code)

E.G. Purcell, III, President

BB&T Funds

434 Fayetteville Street Mall, 5th Floor

              Raleigh, NC 27601-0575

(Name and address of agent for service)

Registrant’s telephone number, including area code: (800) 228-1872

Date of fiscal year end: September 30

Date of reporting period: March 31, 2010

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Reports to Stockholders.

The Report to Shareholders is attached herewith.

BB&T

Semi-Annual Report to Shareholders

March 31, 2010

BB&T Funds

Sensible Investing for Generations®

Semi-Annual

BB&T Report

to Shareholders

March 31, 2010

BB&T FUNDS

NOTICE OF PRIVACY POLICY & PRACTICES

BB&T Funds recognizes and respects the privacy expectations of our customers.1 We provide this notice to you so that you will know what kinds of information we collect about our customers and the circumstances in which that information may be disclosed to third parties who are not affiliated with the BB&T Funds.

Collection of Customer Information

We collect nonpublic personal information about our customers from the following sources:

•	Account Applications and other forms, which may include a customer’s name, address, social security number, and information about a customer’s investment goals and risk tolerance;

•	Account History, including information about the transactions and balances in a customer’s accounts; and

•	Correspondence, written, telephonic or electronic between a customer and the BB&T Funds or service providers to the BB&T Funds.

Disclosure of Customer Information

We many disclose all of the consumer information outlined above to third parties who are not affiliated with the BB&T Funds:

•	as permitted by law — for example with service providers who maintain or service shareholder accounts for the BB&T Funds or to a shareholder’s broker or agent; and

•	to perform marketing services on our behalf or pursuant to a joint marketing agreement with another financial institutional.

Security of Customer Information

We require service providers to the BB&T Funds:

•	to maintain policies and procedures designed to assure only appropriate access to, and use of information about customers of the BB&T Funds; and

•	to maintain physical, electronic and procedural safeguards that comply with applicable legal standards to guard nonpublic personal information of customers of the BB&T Funds.

We will adhere to the policies and practices described in this notice regardless of whether you are a current or former customer of the BB&T Funds.

[1]	For purposes of this notice, the terms “customer” or “customers” includes both individual shareholders of the BB&T Funds and individuals who provide nonpublic personal information to the BB&T Funds, but do not invest in BB&T Funds shares.

BB&T Funds

Letter from the President and the Investment Advisor

Dear Shareholders:

We are pleased to present this BB&T Funds semiannual report covering the six months between October 1, 2009 and March 31, 2010. During the period covered by this report, investors gained optimism about economic advances and improving corporate-sector fundamentals, helping the equity market post strong gains. Fixed-income securities meanwhile generated comparatively modest returns.

The economy continued its recovery from the unprecedented events of 2008 and early 2009. Consumer spending grew, and consumer confidence generally improved. Confidence remained fragile, however, as consumers expressed concerns about the jobs climate and the sustainability of the economic recovery. Unemployment remained high throughout the period and the housing market continued to struggle, with mortgage foreclosures reaching record levels. Refinancing activity plunged, and lenders remained cautious about extending credit.

The U.S. gross domestic product grew at an annualized rate of 5.4% during the first half of this semiannual period, and at an annualized rate of 3.2% during the second half of the period (according to preliminary figures). The Federal Reserve maintained its aggressive stance toward monetary policy, keeping its target short-term interest rate at a historically low range between zero and 0.25% throughout the period.

The stock market produced gains in this environment. The S&P 500 climbed throughout most of the period, despite sharp, short-lived declines in early October and mid-January. All told, the index gained 12.00% during the six months under review. Small-cap stocks slightly out performed larger shares, with the Russell 2000 small cap index gaining 13.07% whereas the Russell 2000 large cap index returned 14.01%. Likewise, U.S. fixed-income securities also fared relatively well, supported by an improving economic outlook, a strengthening credit environment, benign inflation and fiscal weakness in the European Union.

We will continue to monitor the evolving economic and market climate, and will manage the BB&T Funds accordingly. Thank you for your confidence in BB&T Asset Management. We look forward to serving your investment needs during the months and years ahead.

Sincerely,

E.G. Purcell, III

President

BB&T Funds

Jeffrey J. Schappe, CFA

Chief Investment Officer

BB&T Asset Management, Inc.

 Past performance does not guarantee future results.

This report is authorized for distribution only when preceded or accompanied by a prospectus. Please read the prospectus carefully before investing or sending money. BB&T Asset Management, Inc. (“BB&T AM”), a wholly owned subsidiary of BB&T Corporation, serves as investment advisor to the BB&T Funds (except the Sterling Capital Small Cap Value Fund) and is paid a fee for its services. Sterling Capital Management LLC (“Sterling Capital”), a wholly owned subsidiary of BB&T Corporation, serves as investment advisor to the Sterling Capital Small Cap Value Fund and is paid a fee for its services. Shares of the BB&T Funds (each a “Fund” and collectively, the “Funds”) are not deposits or obligations of, or guaranteed or endorsed by, Branch Banking and Trust Company or its affiliates. The Funds are not insured by the FDIC or any other government agency. The Funds currently are distributed by BB&T AM Distributors, Inc. The distributor is not affiliated with Branch Banking and Trust Company or its affiliates.

The foregoing information and opinions are for general information only. BB&T Asset Management, Inc. does not guarantee their accuracy or completeness, nor assume liability for any loss, which may result from the reliance by any person upon any such information or opinions. Such information and opinions are subject to change without notice, are for general information only and are not intended as an offer or solicitation with respect to the purchase or sale of any security or offering individual or personalized investment advice.

1

BB&T Funds

Summary of Portfolio Holdings (Unaudited)

The BB&T Funds invested, as a percentage of Net Assets, in the following industry sectors, countries, states, funds or security types, as of March 31, 2010.

Select Equity Fund (formerly known as Large Cap Fund)	Percentage of Net Assets
Consumer Discretionary	7.0%
Consumer Staples	11.6%
Energy	14.2%
Financials	12.1%
Health Care	14.7%
Industrials	11.5%
Information Technology	19.2%
Materials	4.4%
Telecommunication Services	3.9%
Exchange Traded Fund	0.8%
Cash Equivalents	1.4%

100.8%

Mid Cap Value Fund	Percentage of Net Assets
Consumer Discretionary	21.1%
Energy	3.7%
Financial Services	32.4%
Health Care	12.1%
Materials & Processing	2.4%
Producer Durables	8.9%
Technology	13.6%
Utilities	1.5%
Exchange Traded Fund	1.0%
Cash Equivalents	5.8%

102.5%

Sterling Capital Small Cap Value Fund	Percentage of Net Assets
Consumer Discretionary	16.0%
Consumer Staples	2.1%
Energy	4.5%
Financial Services	30.1%
Health Care	4.7%
Materials & Processing	7.3%
Producer Durables	11.9%
Technology	15.9%
Utilities	4.3%
Cash Equivalents	4.6%

101.4%

International Equity Fund	Percentage of Net Assets
Australia	5.4%
Austria	1.4%
Belgium	0.4%
Brazil	1.1%
Canada	5.7%
China	1.7%
Czech Republic	1.2%
Denmark	0.8%
Finland	0.4%
France	7.1%

International Equity Fund	Percentage of Net Assets
Germany	6.7%
Greece	0.1%
Hungary	0.7%
India	2.9%
Indonesia	0.2%
Ireland	0.3%
Israel	0.5%
Italy	2.2%
Japan	10.4%
Korea (South)	2.2%
Malaysia	0.0%
Mexico	1.8%
Netherlands	4.9%
Norway	1.1%
Poland	1.3%
Portugal	0.1%
Russia	4.0%
South Africa	1.1%
Spain	0.5%
Sweden	1.1%
Switzerland	7.5%
Taiwan	3.2%
Ukraine	0.2%
United Arab Emirates	0.2%
United Kingdom	13.6%
United States	1.1%
Cash Equivalents	8.1%

101.2%

Special Opportunities Equity Fund	Percentage of Net Assets
Consumer Discretionary	6.8%
Consumer Staples	7.8%
Energy	8.3%
Financials	3.4%
Health Care	27.1%
Industrials	3.0%
Information Technology	29.6%
Utilities	0.7%
Exchange Traded Fund	0.1%
Cash Equivalents	13.9%

100.7%

Equity Income Fund	Percentage of Net Assets
Consumer Discretionary	10.3%
Consumer Staples	16.9%
Energy	16.6%
Financials	4.4%
Health Care	10.1%
Industrials	7.2%
Information Technology	16.5%
Telecommunication Services	3.7%
Exchange Traded Fund	0.1%
Cash Equivalents	19.6%

105.4%

BB&T Funds

Summary of Portfolio Holdings (Unaudited)

Short U.S. Government Fund	Percentage of Net Assets
Corporate Bonds	8.5%
Fannie Mae	16.8%
FDIC Guaranteed Securities	7.0%
Federal Farm Credit Bank	10.1%
Federal Home Loan Bank	20.6%
Freddie Mac	13.5%
Ginnie Mae	5.6%
Municipal Bonds	4.5%
Private Export Funding Corp.	4.9%
U.S. Treasury Bills	2.5%
U.S. Treasury Notes	4.7%
Cash Equivalents	2.8%

101.5%

Intermediate U.S. Government Fund	Percentage of Net Assets
Collateralized Mortgage Obligations	0.4%
Corporate Bonds	4.3%
Fannie Mae	39.8%
FDIC Guaranteed Securities	2.5%
Federal Farm Credit Bank	5.2%
Federal Home Loan Bank	7.4%
Freddie Mac	24.7%
Municipal Bonds	1.9%
Private Export Funding Corp.	4.8%
U.S. Treasury Notes	8.3%
Cash Equivalents	9.8%

109.1%

Total Return Bond Fund	Percentage of Net Assets
Asset Backed Securities	2.5%
Collateralized Mortgage Obligations	12.4%
Commercial Mortgage-Backed Securities	12.1%
Corporate Bonds	40.6%
Fannie Mae	7.3%
Foreign Government Bonds	1.4%
Freddie Mac	10.0%
Ginnie Mae	5.3%
Municipal Bonds	7.3%
U.S. Treasury Notes	1.8%
Cash Equivalents	6.3%

107.0%

Kentucky Intermediate Tax-Free Fund	Percentage of Net Assets
Kentucky Municipal Bonds	95.0%
Cash Equivalents	6.0%

101.0%

Maryland Intermediate Tax-Free Fund	Percentage of Net Assets
District of Columbia Municipal Bonds	3.2%
Maryland Municipal Bonds	89.4%
Cash Equivalents	6.5%

99.1%

North Carolina Intermediate Tax-Free Fund	Percentage of Net Assets
North Carolina Municipal Bonds	96.4%
Cash Equivalents	2.2%

98.6%

South Carolina Intermediate Tax-Free Fund	Percentage of Net Assets
South Carolina Municipal Bonds	97.0%
Cash Equivalents	3.5%

100.5%

Virginia Intermediate Tax-Free Fund	Percentage of Net Assets
Virginia Municipal Bonds	97.5%
Cash Equivalents	2.4%

99.9%

West Virginia Intermediate Tax-Free Fund	Percentage of Net Assets
West Virginia Municipal Bonds	96.4%
Cash Equivalents	2.0%

98.4%

National Tax-Free Money Market Fund	Percentage of Net Assets
Arizona	9.6%
Colorado	3.3%
Connecticut	2.3%
District of Columbia	1.3%
Florida	7.7%
Georgia	12.8%
Illinois	6.0%
Missouri	6.7%
Nevada	4.0%
New Jersey	2.4%
New York	0.7%
North Carolina	3.2%
Ohio	17.1%
Pennsylvania	2.1%
Tennessee	1.1%
Texas	3.7%
Utah	2.8%
Vermont	0.8%
Virginia	4.3%
Washington	5.9%
Wisconsin	2.3%
Cash Equivalents	0.0%

100.1%

Prime Money Market Fund	Percentage of Net Assets
Asset Backed Securities	1.6%
Certificates of Deposit	27.7%
Commercial Paper	41.6%
Corporate Bonds	0.9%
Federal Home Loan Bank	4.2%
Repurchase Agreement	15.2%
Variable Rate Notes	8.8%

100.0%

U.S. Treasury Money Market Fund	Percentage of Net Assets
Repurchase Agreements	35.7%
U.S. Treasury Bills	57.4%
U.S. Treasury Notes	6.9%

100.0%

BB&T Funds

Summary of Portfolio Holdings (Unaudited)

Capital Manager Conservative Growth Fund	Percentage of Net Assets
BB&T Equity Income Fund	4.0%
BB&T International Equity Fund	9.7%
BB&T Mid Cap Value Fund	5.6%
BB&T Select Equity Fund	4.4%
BB&T Special Opportunities Equity Fund	2.0%
BB&T Total Return Bond Fund	54.4%
BB&T U.S. Treasury Money Market Fund	2.4%
Exchange Traded Funds	15.4%
Cash Equivalents	1.9%

99.8%

Capital Manager Moderate Growth Fund	Percentage of Net Assets
BB&T Equity Income Fund	6.6%
BB&T International Equity Fund	15.8%
BB&T Mid Cap Value Fund	9.0%
BB&T Select Equity Fund	7.2%
BB&T Special Opportunities Equity Fund	3.3%
BB&T Total Return Bond Fund	28.7%
BB&T U.S. Treasury Money Market Fund	1.5%
Exchange Traded Funds	24.9%
Cash Equivalents	2.9%

99.9%

Capital Manager Growth Fund	Percentage of Net Assets
BB&T Equity Income Fund	8.0%
BB&T International Equity Fund	19.2%
BB&T Mid Cap Value Fund	11.0%
BB&T Select Equity Fund	8.7%
BB&T Special Opportunities Equity Fund	4.1%
BB&T Total Return Bond Fund	12.9%
BB&T U.S. Treasury Money Market Fund	2.3%
Exchange Traded Funds	30.3%
Cash Equivalents	3.5%

100.0%

Capital Manager Equity Fund	Percentage of Net Assets
BB&T Equity Income Fund	9.1%
BB&T International Equity Fund	21.9%
BB&T Mid Cap Value Fund	12.5%
BB&T Select Equity Fund	10.0%
BB&T Special Opportunities Equity Fund	4.6%
BB&T U.S. Treasury Money Market Fund	2.8%
Exchange Traded Funds	34.4%
Cash Equivalents	4.6%

99.9%

BB&T Funds

Expense Example (Unaudited)

As a shareholder of the BB&T Funds (each a “Fund” and collectively, the “Funds”), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses.

These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Funds’ and to compare these costs with the ongoing costs of investing in other mutual funds. These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2009 through March 31, 2010.

Actual Example

The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning Account Value 10/1/09	Ending Account Value 3/31/10	Expenses Paid During Period* 10/1/09 - 3/31/10	Annualized Expense Ratio During Period 10/1/09 - 3/31/10
Select Equity Fund
Class A Shares	$1,000.00	$ 1,105.20	$ 5.67	1.08%
Class B Shares	1,000.00	1,101.20	9.59	1.83%
Class C Shares	1,000.00	1,102.10	9.59	1.83%
Institutional Shares	1,000.00	1,107.00	4.36	0.83%
Mid Cap Value Fund
Class A Shares	1,000.00	1,118.90	6.29	1.19%
Class B Shares	1,000.00	1,115.20	10.23	1.94%
Class C Shares	1,000.00	1,115.50	10.28	1.95%
Institutional Shares	1,000.00	1,120.90	4.97	0.94%
Class R Shares	1,000.00	1,123.70	7.57	1.43%
Sterling Capital Small Cap Value Fund
Class A Shares	1,000.00	1,119.20	7.34	1.39%
Class B Shares	1,000.00	1,117.20	11.30	2.14%
Class C Shares	1,000.00	1,118.20	11.35	2.15%
Institutional Shares	1,000.00	1,119.20	6.71	1.27%
Class R Shares	1,000.00	1,123.10	8.68	1.64%
International Equity Fund
Class A Shares	1,000.00	1,019.80	8.86	1.76%
Class B Shares	1,000.00	1,014.70	12.61	2.51%
Class C Shares	1,000.00	1,016.60	12.57	2.50%
Institutional Shares	1,000.00	1,021.00	7.61	1.51%
Special Opportunities Equity Fund
Class A Shares	1,000.00	1,117.30	6.70	1.27%
Class B Shares	1,000.00	1,113.00	10.64	2.02%
Class C Shares	1,000.00	1,113.80	10.65	2.02%
Institutional Shares	1,000.00	1,118.60	5.39	1.02%
Class R Shares	1,000.00	1,120.60	7.93	1.50%
Equity Income Fund
Class A Shares	1,000.00	1,128.00	6.21	1.17%
Class B Shares	1,000.00	1,124.30	10.17	1.92%
Class C Shares	1,000.00	1,125.00	10.17	1.92%
Institutional Shares	1,000.00	1,130.10	4.89	0.92%
Class R Shares	1,000.00	1,127.40	7.43	1.40%
Short U.S. Government Fund
Class A Shares	1,000.00	1,007.30	4.60	0.92%
Institutional Shares	1,000.00	1,007.50	3.35	0.67%
Intermediate U.S. Government Fund
Class A Shares	1,000.00	1,013.40	4.72	0.94%
Class B Shares	1,000.00	1,009.70	8.47	1.69%
Class C Shares	1,000.00	1,009.70	8.47	1.69%
Institutional Shares	1,000.00	1,014.70	3.47	0.69%
Total Return Bond Fund
Class A Shares	1,000.00	1,033.60	4.82	0.95%
Class B Shares	1,000.00	1,029.70	8.60	1.70%
Class C Shares	1,000.00	1,029.70	8.65	1.71%
Institutional Shares	1,000.00	1,034.80	3.55	0.70%
Class R Shares	1,000.00	1,033.90	6.08	1.20%
Kentucky Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,003.00	4.54	0.91%
Institutional Shares	1,000.00	1,004.20	3.30	0.66%

BB&T Funds

Expense Example (Unaudited)

	Beginning Account Value 10/1/09	Ending Account Value 3/31/10	Expenses Paid During Period* 10/1/09 - 3/31/10	Annualized Expense Ratio During Period 10/1/09 - 3/31/10
Maryland Intermediate Tax-Free Fund
Class A Shares	$1,000.00	$1,003.90	$4.45	0.89%
Institutional Shares	1,000.00	1,004.20	3.20	0.64%
North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	999.80	4.59	0.92%
Institutional Shares	1,000.00	1,001.10	3.34	0.67%
South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,003.40	4.75	0.95%
Institutional Shares	1,000.00	1,004.60	3.50	0.70%
Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	998.10	4.58	0.92%
Institutional Shares	1,000.00	999.40	3.34	0.67%
West Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,003.30	4.64	0.93%
Institutional Shares	1,000.00	1,004.50	3.40	0.68%
National Tax-Free Money Market Fund
Class A Shares	1,000.00	1,000.10	2.09	0.42%
Institutional Shares	1,000.00	1,000.20	1.94	0.39%
Prime Money Market Fund
Class A Shares	1,000.00	1,000.10	1.70	0.34%
Class B Shares	1,000.00	1,000.10	1.70	0.34%
Class C Shares	1,000.00	1,000.10	1.70	0.34%
Institutional Shares	1,000.00	1,000.10	1.75	0.35%
U.S. Treasury Money Market Fund
Class A Shares	1,000.00	1,000.10	0.65	0.13%
Class B Shares	1,000.00	1,000.10	0.65	0.13%
Class C Shares	1,000.00	1,000.10	0.65	0.13%
Institutional Shares	1,000.00	1,000.10	0.65	0.13%
Capital Manager Conservative Growth Fund
Class A Shares	1,000.00	1,056.20	2.31	0.45%
Class B Shares	1,000.00	1,053.00	6.14	1.20%
Class C Shares	1,000.00	1,052.80	6.14	1.20%
Institutional Shares	1,000.00	1,058.10	1.03	0.20%
Capital Manager Moderate Growth Fund
Class A Shares	1,000.00	1,074.20	2.02	0.39%
Class B Shares	1,000.00	1,069.00	5.88	1.14%
Class C Shares	1,000.00	1,069.20	5.88	1.14%
Institutional Shares	1,000.00	1,075.10	0.72	0.14%
Capital Manager Growth Fund
Class A Shares	1,000.00	1,082.20	2.13	0.41%
Class B Shares	1,000.00	1,078.40	6.01	1.16%
Class C Shares	1,000.00	1,079.20	6.01	1.16%
Institutional Shares	1,000.00	1,083.40	0.83	0.16%
Capital Manager Equity Fund
Class A Shares	1,000.00	1,091.20	2.61	0.50%
Class B Shares	1,000.00	1,087.90	6.51	1.25%
Class C Shares	1,000.00	1,087.80	6.35	1.22%
Institutional Shares	1,000.00	1,092.40	1.30	0.25%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182 days divided by 365 (to reflect the six month period) for all Classes except for Class R Shares and Sterling Capital Small Cap Value Fund Class A, Class B and Class C, which are multiplied by 59 days divided by 365 (to reflect the period from commencement of operations).

BB&T Funds

Expense Example (Unaudited)

Hypothetical Example for Comparison Purposes

The table below provides information about hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in a Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value 10/1/09	Ending Account Value 3/31/10	Expenses Paid During Period* 10/1/09 - 3/31/10	Annualized Expense Ratio During Period 10/1/09 - 3/31/10
Select Equity Fund
Class A Shares	$1,000.00	$1,019.55	$ 5.44	1.08%
Class B Shares	1,000.00	1,015.81	9.20	1.83%
Class C Shares	1,000.00	1,015.81	9.20	1.83%
Institutional Shares	1,000.00	1,020.79	4.18	0.83%
Mid Cap Value Fund
Class A Shares	1,000.00	1,019.00	5.99	1.19%
Class B Shares	1,000.00	1,015.26	9.75	1.94%
Class C Shares	1,000.00	1,015.21	9.80	1.95%
Institutional Shares	1,000.00	1,020.24	4.73	0.94%
Class R Shares	1,000.00	1,017.80	7.19	1.43%
Sterling Capital Small Cap Value Fund
Class A Shares	1,000.00	1,018.00	6.99	1.39%
Class B Shares	1,000.00	1,014.26	10.75	2.14%
Class C Shares	1,000.00	1,014.21	10.80	2.15%
Institutional Shares	1,000.00	1,018.60	6.39	1.27%
Class R Shares	1,000.00	1,016.75	8.25	1.64%
International Equity Fund
Class A Shares	1,000.00	1,016.16	8.85	1.76%
Class B Shares	1,000.00	1,012.42	12.59	2.51%
Class C Shares	1,000.00	1,012.47	12.54	2.50%
Institutional Shares	1,000.00	1,017.40	7.59	1.51%
Special Opportunities Equity Fund
Class A Shares	1,000.00	1,018.60	6.39	1.27%
Class B Shares	1,000.00	1,014.86	10.15	2.02%
Class C Shares	1,000.00	1,014.86	10.15	2.02%
Institutional Shares	1,000.00	1,019.85	5.14	1.02%
Class R Shares	1,000.00	1,017.45	7.54	1.50%
Equity Income Fund
Class A Shares	1,000.00	1,019.10	5.89	1.17%
Class B Shares	1,000.00	1,015.36	9.65	1.92%
Class C Shares	1,000.00	1,015.36	9.65	1.92%
Institutional Shares	1,000.00	1,020.34	4.63	0.92%
Class R Shares	1,000.00	1,017.95	7.04	1.40%
Short U.S. Government Fund
Class A Shares	1,000.00	1,020.34	4.63	0.92%
Institutional Shares	1,000.00	1,021.59	3.38	0.67%
Intermediate U.S. Government Fund
Class A Shares	1,000.00	1,020.24	4.73	0.94%
Class B Shares	1,000.00	1,016.50	8.50	1.69%
Class C Shares	1,000.00	1,016.50	8.50	1.69%
Institutional Shares	1,000.00	1,021.49	3.48	0.69%
Total Return Bond Fund
Class A Shares	1,000.00	1,020.19	4.78	0.95%
Class B Shares	1,000.00	1,016.45	8.55	1.70%
Class C Shares	1,000.00	1,016.40	8.60	1.71%
Institutional Shares	1,000.00	1,021.44	3.53	0.70%
Class R Shares	1,000.00	1,018.95	6.04	1.20%
Kentucky Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.39	4.58	0.91%
Institutional Shares	1,000.00	1,021.64	3.33	0.66%

BB&T Funds

Expense Example (Unaudited)

	Beginning Account Value 10/1/09	Ending Account Value 3/31/10	Expenses Paid During Period* 10/1/09 - 3/31/10	Annualized Expense Ratio During Period 10/1/09 - 3/31/10
Maryland Intermediate Tax-Free Fund
Class A Shares	$1,000.00	$1,020.49	$4.48	0.89%
Institutional Shares	1,000.00	1,021.74	3.23	0.64%
North Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.34	4.63	0.92%
Institutional Shares	1,000.00	1,021.59	3.38	0.67%
South Carolina Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.19	4.78	0.95%
Institutional Shares	1,000.00	1,021.44	3.53	0.70%
Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.34	4.63	0.92%
Institutional Shares	1,000.00	1,021.59	3.38	0.67%
West Virginia Intermediate Tax-Free Fund
Class A Shares	1,000.00	1,020.29	4.68	0.93%
Institutional Shares	1,000.00	1,021.54	3.43	0.68%
National Tax-Free Money Market Fund
Class A Shares	1,000.00	1,022.84	2.12	0.42%
Institutional Shares	1,000.00	1,022.99	1.97	0.39%
Prime Money Market Fund
Class A Shares	1,000.00	1,023.24	1.72	0.34%
Class B Shares	1,000.00	1,023.24	1.72	0.34%
Class C Shares	1,000.00	1,023.24	1.72	0.34%
Institutional Shares	1,000.00	1,023.19	1.77	0.35%
U.S. Treasury Money Market Fund
Class A Shares	1,000.00	1,024.28	0.66	0.13%
Class B Shares	1,000.00	1,024.28	0.66	0.13%
Class C Shares	1,000.00	1,024.28	0.66	0.13%
Institutional Shares	1,000.00	1,024.28	0.66	0.13%
Capital Manager Conservative Growth Fund
Class A Shares	1,000.00	1,022.69	2.27	0.45%
Class B Shares	1,000.00	1,018.95	6.04	1.20%
Class C Shares	1,000.00	1,018.95	6.04	1.20%
Institutional Shares	1,000.00	1,023.93	1.01	0.20%
Capital Manager Moderate Growth Fund
Class A Shares	1,000.00	1,022.99	1.97	0.39%
Class B Shares	1,000.00	1,019.25	5.74	1.14%
Class C Shares	1,000.00	1,019.25	5.74	1.14%
Institutional Shares	1,000.00	1,024.23	0.71	0.14%
Capital Manager Growth Fund
Class A Shares	1,000.00	1,022.89	2.07	0.41%
Class B Shares	1,000.00	1,019.15	5.84	1.16%
Class C Shares	1,000.00	1,019.15	5.84	1.16%
Institutional Shares	1,000.00	1,024.13	0.81	0.16%
Capital Manager Equity Fund
Class A Shares	1,000.00	1,022.44	2.52	0.50%
Class B Shares	1,000.00	1,018.70	6.29	1.25%
Class C Shares	1,000.00	1,018.85	6.14	1.22%
Institutional Shares	1,000.00	1,023.68	1.26	0.25%

*	Expenses are equal to the average account value over the period multiplied by the Fund’s annualized expense ratio, multiplied by 182 days divided by 365 (to reflect the six month period) for all Classes except for Class R Shares and Sterling Capital Small Cap Value Fund Class A, Class B and Class C, which are multiplied by 59 days divided by 365 (to reflect the period from commencement of operations).

BB&T Select Equity Fund

Schedule of Portfolio Investments

March 31, 2010 (Unaudited)

Shares		Fair Value
COMMON STOCKS (98.6%)
	Consumer Discretionary (7.0%)
321,000	Comcast Corp., Class A	$6,041,220
54,000	Genuine Parts Co.	2,281,500
97,500	Lowe’s Cos., Inc.	2,363,400
149,500	Walt Disney Co. (The)	5,219,045

		15,905,165

	Consumer Staples (11.6%)
127,900	Campbell Soup Co.	4,521,265
68,100	CVS Caremark Corp.	2,489,736
144,900	Kraft Foods, Inc., Class A	4,381,776
219,300	Kroger Co. (The)	4,750,038
53,160	PepsiCo, Inc.	3,517,065
134,000	Unilever PLC, ADR	3,923,520
48,900	Wal-Mart Stores, Inc.	2,718,840

		26,302,240

	Energy (14.2%)
30,000	Anadarko Petroleum Corp.	2,184,900
53,700	Chevron Corp.	4,072,071
102,970	ConocoPhillips	5,268,975
87,423	Exxon Mobil Corp.	5,855,592
72,000	Schlumberger, Ltd.	4,569,120
210,000	Suncor Energy, Inc.	6,833,400
41,100	Transocean, Ltd.(a)	3,550,218

		32,334,276

	Financials (12.1%)
39,400	Berkshire Hathaway, Inc. Class B(a)	3,202,038
90,000	JPMorgan Chase & Co.	4,027,500
170,000	MetLife, Inc.	7,367,800
91,900	Morgan Stanley	2,691,751
80,000	State Street Corp.	3,611,200
56,400	Travelers Cos., Inc. (The)	3,042,216
114,000	Wells Fargo & Co.	3,547,680

		27,490,185

	Health Care (14.7%)
88,800	Abbott Laboratories	4,677,984
77,700	Baxter International, Inc.	4,522,140
63,450	Johnson & Johnson	4,136,940
116,000	Medtronic, Inc.	5,223,480
116,000	Merck & Co., Inc.	4,332,600
228,300	Pfizer, Inc.	3,915,345
42,000	Teva Pharmaceutical Industries, Ltd., ADR	2,649,360
61,800	WellPoint, Inc.(a)	3,978,684

		33,436,533

	Industrials (11.5%)
156,500	ABB, Ltd., ADR	3,417,960
127,100	Avery Dennison Corp.	4,627,711
317,000	General Electric Co.	5,769,400
43,290	Lockheed Martin Corp.	3,602,594
118,100	Pall Corp.	4,781,869
105,000	Tyco International, Ltd.	4,016,250

		26,215,784

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology (19.2%)
231,000	Applied Materials, Inc.	$3,113,880
164,000	Cisco Systems, Inc.(a)	4,268,920
113,190	Corning, Inc.	2,287,570
117,000	eBay, Inc.(a)	3,153,150
3,660	Google, Inc., Class A(a)	2,075,257
41,600	Hewlett-Packard Co.	2,211,040
193,200	Intel Corp.	4,300,632
20,700	International Business Machines Corp.	2,654,775
251,868	Microsoft Corp.	7,372,176
159,000	Nokia Corp., ADR(b)	2,470,860
137,000	Oracle Corp.	3,519,530
68,400	QUALCOMM, Inc.	2,872,116
125,000	Tyco Electronics, Ltd.	3,435,000

		43,734,906

	Materials (4.4%)
120,000	Barrick Gold Corp.	4,600,800
44,000	Monsanto Co.	3,142,480
51,200	Nucor Corp.	2,323,456

		10,066,736

	Telecommunication Services (3.9%)
141,000	AT&T, Inc.	3,643,440
219,000	Vodafone Group PLC, ADR	5,100,510

		8,743,950

	Total Common Stocks (Cost $194,539,851)	224,229,775

EXCHANGE TRADED FUND (0.8%)
62,000	Utilities Select Sector SPDR Fund	1,837,060

	Total Exchange Traded Fund (Cost $1,785,395)	1,837,060

INVESTMENT COMPANY (0.4%)
775,592	Federated Treasury Obligations Fund, Institutional Shares	775,592

	Total Investment Company (Cost $775,592)	775,592

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (1.0%)
$2,504,250	Pool of Various Securities	2,198,862

	Total Securities Held as Collateral for Securities on Loan (Cost $2,504,250)	2,198,862

Total Investments — 100.8% (Cost $199,605,088)		229,041,289
Net Other Assets (Liabilities) — (0.8)%		(1,714,135)

NET ASSETS — 100.0%		$227,327,154

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was on loan as of March 31, 2010.

ADR — American Depository Receipt

See accompanying notes to the financial statements.

BB&T Mid Cap Value Fund

Schedule of Portfolio Investments

March 31, 2010 (Unaudited)

Shares		Fair Value
COMMON STOCKS (95.7%)
	Consumer Discretionary (21.1%)
306,712	Chico’s FAS, Inc.	$4,422,787
502,425	eBay, Inc.(a)	13,540,354
113,857	Gannett Co., Inc.	1,880,918
179,689	International Speedway Corp., Class A	4,630,585
1,557,742	Interpublic Group of Cos., Inc. (The)(a)	12,960,413
192,270	Omnicom Group, Inc.	7,461,999
391,561	Select Comfort Corp.(a)	3,120,741
246,574	Universal Technical Institute, Inc.(a)	5,626,819
367,583	Viacom, Inc., Class B(a)	12,637,504

		66,282,120

	Energy (3.7%)
283,218	EXCO Resources, Inc.	5,205,547
248,926	Forest Oil Corp.(a)	6,427,269

		11,632,816

	Financial Services (32.4%)
114,878	Alliance Data Systems Corp.(a)(b)	7,351,043
368,497	Annaly Capital Management, Inc., REIT	6,330,778
372,692	Aspen Insurance Holdings, Ltd.	10,748,437
145,728	Assurant, Inc.	5,010,129
188,303	Assured Guaranty, Ltd.(b)	4,137,017
309,285	Endurance Specialty Holdings, Ltd.(b)	11,489,938
335,567	Fair Isaac Corp.	8,503,268
393,111	Fidelity National Information Services, Inc.	9,214,522
459,450	Leucadia National Corp.(a)	11,398,955
503,178	Marshall & Ilsley Corp.	4,050,583
179,000	MI Developments, Inc., Class A	2,334,160
159,586	StanCorp Financial Group, Inc.	7,601,081
74,835	Waddell & Reed Financial, Inc., Class A	2,697,053
339,684	Willis Group Holdings PLC	10,628,712

		101,495,676

	Health Care (12.1%)
171,313	Covidien PLC	8,613,618
143,457	Genzyme Corp.(a)	7,435,376
591,796	King Pharmaceuticals, Inc.(a)	6,959,521
153,442	WellPoint, Inc.(a)	9,878,596
83,022	Zimmer Holdings, Inc.(a)	4,914,902

		37,802,013

	Materials & Processing (2.4%)
255,166	Valspar Corp.	7,522,294

Shares		Fair Value
COMMON STOCKS — (continued)
	Producer Durables (8.9%)
164,595	General Dynamics Corp.	$12,706,734
217,819	Lexmark International, Inc., Class A(a)	7,858,910
755,967	Xerox Corp.	7,370,678

		27,936,322

	Technology (13.6%)
588,549	CA, Inc.	13,813,245
119,448	Computer Sciences Corp.(a)	6,508,722
570,196	EarthLink, Inc.	4,869,474
182,201	Progress Software Corp.(a)	5,726,577
239,100	SAIC, Inc.(a)	4,232,070
338,603	Synopsys, Inc.(a)	7,574,549

		42,724,637

	Utilities (1.5%)
207,898	Allegheny Energy, Inc.	4,781,654

	Total Common Stocks (Cost $263,197,112)	300,177,532

EXCHANGE TRADED FUND (1.0%)
78,000	iShares Russell MidCap Value Index Fund	3,145,740

	Total Exchange Traded Fund (Cost $3,159,843)	3,145,740

INVESTMENT COMPANY (4.0%)
12,492,395	Federated Treasury Obligations Fund, Institutional Shares	12,492,395

	Total Investment Company (Cost $12,492,395)	12,492,395

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (1.8%)
$6,548,190	Pool of Various Securities	5,591,491

	Total Securities Held as Collateral for Securities on Loan (Cost $6,548,190)	5,591,491

Total Investments — 102.5% (Cost $285,397,540)		321,407,158
Net Other Assets (Liabilities) — (2.5)%		(7,726,814)

NET ASSETS — 100.0%		$313,680,344

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was on loan as of March 31, 2010.

REIT — Real Estate Investment Trust

See accompanying notes to the financial statements.

Sterling Capital Small Cap Value Fund

Schedule of Portfolio Investments

March 31, 2010 (Unaudited)

Shares		Fair Value
COMMON STOCKS (96.8%)
	Consumer Discretionary (16.0%)
108,458	Cambium Learning Group, Inc.(a)	$433,832
273,661	Exide Technologies(a)	1,573,551
295,618	Interpublic Group of Cos., Inc. (The)(a)	2,459,542
22,530	K-Swiss, Inc., Class A(a)	235,664
61,891	Meredith Corp.	2,129,669
77,419	Regis Corp.	1,446,187
32,917	Signet Jewelers, Ltd.(a)	1,064,536
63,659	Viad Corp.	1,308,192

		10,651,173

	Consumer Staples (2.1%)
110,987	Winn-Dixie Stores, Inc.(a)	1,386,228

	Energy (4.5%)
63,600	Cal Dive International, Inc.(a)	466,188
49,166	Holly Corp.	1,372,223
97,285	Resolute Energy Corp.(a)(b)	1,178,121

		3,016,532

	Financial Services (30.1%)
36,105	AMERISAFE, Inc.(a)	591,039
32,352	Aspen Insurance Holdings, Ltd.	933,032
21,842	Assured Guaranty, Ltd.	479,869
29,710	Avatar Holdings, Inc.(a)	645,895
60,070	Brookline Bancorp, Inc.	639,145
21,787	Comerica, Inc.	828,777
44,981	Endurance Specialty Holdings, Ltd.	1,671,044
69,600	Fair Isaac Corp.	1,763,664
12,188	First Citizens BancShares, Inc., Class A	2,422,487
42,141	Highwoods Properties, Inc., REIT	1,337,134
78,563	Horace Mann Educators Corp.	1,183,159
59,017	Investment Technology Group, Inc.(a)	984,994
187,696	Marshall & Ilsley Corp.	1,510,953
25,652	MI Developments, Inc., Class A	334,502
39,014	Parkway Properties, Inc., REIT	732,683
26,300	Regency Centers Corp., REIT	985,461
37,723	StanCorp Financial Group, Inc.	1,796,746
31,270	Washington Federal, Inc.	635,406
56,300	Westfield Financial, Inc.	517,397

		19,993,387

	Health Care (4.7%)
47,319	Coventry Health Care, Inc.(a)	1,169,726
80,202	Martek Biosciences Corp.(a)	1,805,347
13,650	Palomar Medical Technologies, Inc.(a)	148,239

		3,123,312

	Materials & Processing (7.3%)
35,339	Cabot Microelectronics Corp.(a)	1,336,874
55,857	Mueller Industries, Inc.	1,496,409
69,836	Sensient Technologies Corp.	2,029,434

		4,862,717

Shares		Fair Value
COMMON STOCKS — (continued)
	Producer Durables (11.9%)
65,090	Colfax Corp.(a)	$766,109
103,736	Covanta Holding Corp.(a)	1,728,242
27,900	EnergySolutions, Inc.	179,397
33,500	Granite Construction, Inc.	1,012,370
62,492	Knoll, Inc.	703,035
56,556	PHH Corp.(a)	1,333,025
140,818	UTi Worldwide, Inc.	2,157,332

		7,879,510

	Technology (15.9%)
263,174	Axcelis Technologies, Inc.(a)	436,869
42,014	Black Box Corp.	1,292,351
243,743	Compuware Corp.(a)	2,047,441
36,944	CSG Systems International, Inc.(a)	774,346
193,571	EarthLink, Inc.	1,653,096
13,218	MicroStrategy, Inc., Class A(a)	1,124,455
114,623	National Semiconductor Corp.	1,656,303
148,317	Orbotech, Ltd.(a)	1,606,273

		10,591,134

	Utilities (4.3%)
33,470	Allete, Inc.	1,120,576
64,230	Cleco Corp.	1,705,306

		2,825,882

	Total Common Stocks (Cost $57,714,965)	64,329,875

RIGHTS (0.0%)
79,600	Voyager Learning Co., Contingent Rights(c)	0

	Total Rights (Cost $0)	0

INVESTMENT COMPANY (3.3%)
2,182,185	Federated Treasury Obligations Fund, Institutional Shares	2,182,185

	Total Investment Company (Cost $2,182,185)	2,182,185

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (1.3%)
$1,044,165	Pool of Various Securities	843,613

	Total Securities Held as Collateral for Securities on Loan (Cost $1,044,165)	843,613

Total Investments — 101.4% (Cost $60,941,315)		67,355,673
Net Other Assets (Liabilities) — (1.4)%		(898,444)

NET ASSETS — 100.0%		$66,457,229

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was on loan as of March 31, 2010.
(c)	Security was fair valued under methods approved by the Board of Trustees.

REIT — Real Estate Investment Trust

See accompanying notes to the financial statements.

BB&T International Equity Fund

Schedule of Portfolio Investments

March 31, 2010 (Unaudited)

Shares		Fair Value
COMMON STOCKS (92.0%)
	Australia (5.4%)
14,707	AMP, Ltd.	$84,484
76,766	Asciano Group(a)	133,492
16,528	Australia & New Zealand Banking Group, Ltd.	384,633
23,048	BHP Billiton, Ltd.	921,928
29,463	BlueScope Steel, Ltd.(a)	78,677
8,614	Commonwealth Bank of Australia	444,952
13,915	Insurance Australia Group, Ltd.	49,544
15,653	Lihir Gold, Ltd.	43,523
3,918	Macquarie Atlas Roads Group(a)	3,380
124,861	MAp Group	354,048
10,586	National Australia Bank, Ltd.	267,336
9,884	Newcrest Mining, Ltd.	297,679
16,108	Rio Tinto, Ltd.	1,158,870
6,977	Suncorp-Metway, Ltd.	54,677
8,732	Wesfarmers, Ltd.	254,731
14,544	Westpac Banking Corp.	371,561

		4,903,515

	Austria (1.4%)
17,496	Erste Group Bank AG	734,927
11,661	OMV AG	437,536
2,024	Voestalpine AG	81,875

		1,254,338

	Belgium (0.4%)
24,231	Fortis(a)	86,271
6,143	KBC Groep NV(a)	297,492

		383,763

	Brazil (1.1%)
1,960	All America Latina Logistica SA	17,921
4,682	Amil Participacoes SA	36,332
3,537	BRF - Brasil Foods SA	95,608
5,472	Centrais Eletricas Brasileiras SA	80,925
3,415	Centrais Eletricas Brasileiras SA, Preference Shares, Class B	61,450
1,861	Cia Brasileira de Distribuicao Grupo Pao de Acucar, Preference Shares, Class A	62,223
15,709	Petroleo Brasileiro SA, Preference Shares	311,292
9,325	Vale SA, ADR	300,172

		965,923

	Canada (5.7%)
692	Agnico-Eagle Mines, Ltd.	38,659
1,914	Agrium, Inc.	135,345
4,514	Bank of Montreal	274,000
5,635	Bank of Nova Scotia	282,291
22,454	Barrick Gold Corp.	861,549
22,477	Bombardier, Inc., Class B	137,874
2,898	Canadian Imperial Bank of Commerce	211,718
1,418	Canadian Oil Sands Trust	42,513
2,889	Canadian Pacific Railway, Ltd.	162,818
4,057	Cenovus Energy, Inc.	105,974
5,686	Goldcorp, Inc.	212,459
3,194	IAMGOLD Corp.	42,455

Shares		Fair Value
COMMON STOCKS — (continued)
	Canada — (continued)
674	IGM Financial, Inc.	$29,597
8,847	Ivanhoe Mines, Ltd.(a)	154,614
4,234	Kinross Gold Corp.	72,411
8,643	Manulife Financial Corp.	170,537
942	National Bank of Canada	57,356
3,129	Potash Corp. of Saskatchewan, Inc.	373,638
7,560	Royal Bank of Canada	442,442
5,627	Silver Wheaton Corp.(a)	88,368
1,370	Sun Life Financial, Inc.	44,068
13,457	Suncor Energy, Inc.	437,636
24,215	Talisman Energy, Inc.	414,133
4,178	Toronto-Dominion Bank (The)	311,401

		5,103,856

	China (1.7%)
58,854	Beijing Capital International Airport Co., Ltd., H Shares(a)	35,172
53,000	China Mengniu Dairy Co., Ltd.(a)	165,193
79,564	China Merchants Holdings International Co., Ltd.	293,078
86,000	China Resources Enterprise, Ltd.	319,554
36,000	China Shenhua Energy Co., Ltd., H Shares	155,559
16,000	China Yurun Food Group, Ltd.	48,839
239,886	GOME Electrical Appliances Holdings, Ltd.(a)(b)	80,639
20,000	Hengan International Group Co., Ltd.	149,145
224,000	Lenovo Group, Ltd.	154,637
573	Mindray Medical International, Ltd., ADR	20,869
4,000	Shandong Weigao Group Medical Polymer Co., Ltd., H Shares	16,692
5,200	Sinopharm Group, Co., H Shares(a)(b)	23,374
40,410	Want Want China Holdings, Ltd.(b)	28,678

		1,491,429

	Czech Republic (1.2%)
5,231	Komercni Banka AS	1,061,594

	Denmark (0.8%)
18	A. P. Moller - Maersk AS, Class B	137,160
2,668	DSV AS	47,679
7,068	Novo Nordisk AS, Class B	548,457

		733,296

	Finland (0.4%)
5,451	Fortum OYJ(b)	133,334
3,501	Kesko OYJ, Class B(b)	137,793
6,267	Stora Enso OYJ, Class R	47,740
3,678	UPM-Kymmene OYJ	48,808

		367,675

	France (7.1%)
1,647	Aeroports de Paris	135,608
18,399	AXA SA	409,292
14,864	BNP Paribas	1,141,531
4,265	Carrefour SA	205,565
1,760	CFAO SA(a)	65,586
13,063	Danone SA(b)	786,907
2,310	EDF SA	126,049
2,932	European Aeronautic Defence & Space Co. NV(b)	58,986
1,659	Eutelsat Communications	58,976
10,365	France Telecom SA	248,002
1,591	IIiad SA(b)	164,068
1,258	Lafarge SA	88,525
4,026	LVMH Moet Hennessy Louis Vuitton SA	470,583
2,385	PPR	317,525
2,541	Publicis Groupe	108,727
2,246	Renault SA(a)	105,265

Continued

BB&T International Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2010 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	France — (continued)
7,967	Sanofi-Aventis SA	$593,883
1,707	Schneider Electric SA	200,216
2,626	SES SA	66,308
1,868	Suez Environnement Co.	42,992
6,767	Total SA	392,833
470	Vallourec SA	94,777
4,959	Veolia Environnement(b)	172,002
6,430	Vinci SA	378,958

		6,433,164

	Germany (6.7%)
2,658	Adidas AG	142,166
3,614	Allianz SE	453,129
5,974	Bayer AG	404,087
665	Bilfinger Berger AG	44,366
458	Brenntag AG(a)	34,023
8,891	Daimler AG(a)	418,563
3,609	Deutsche Boerse AG	267,514
16,312	Deutsche Telekom AG	221,090
11,832	E.ON AG	436,840
19,313	Fraport AG Frankfurt Airport Services Worldwide	1,016,934
3,190	Fresenius SE	237,447
3,905	HeidelbergCement AG	217,829
456	Henkel AG & Co KGaA	21,128
3,527	Henkel AG & Co KGaA, Preference Shares	189,884
533	Hochtief AG	44,792
3,072	MAN AG(b)	257,169
800	Metro AG	47,457
1,580	Porsche Automobil Holding SE, Preference Shares	96,427
3,510	RWE AG	310,997
967	Salzgitter AG	89,767
4,273	SAP AG	206,961
6,706	Siemens AG	671,614
1,975	Volkswagen AG, Preference Shares(b)	181,127

		6,011,311

	Greece (0.1%)
4,898	Coca-Cola Hellenic Bottling Co. SA	132,046

	Hungary (0.7%)
19,014	OTP Bank PLC	664,993

	India (2.9%)
3,489	ACC, Ltd.	73,911
15,192	Ambuja Cements, Ltd.	40,556
4,189	Axis Bank, Ltd.	109,005
1,647	Bharat Heavy Electricals, Ltd.	87,702
10,166	Bharti Airtel, Ltd.	70,774
1,146	Dr. Reddy’s Laboratories, Ltd.	32,545
19,526	ICICI Bank, Ltd.	414,267
1,937	Infosys Technologies, Ltd., ADR	113,992
9,197	ITC, Ltd.	53,887
13,738	Jaiprakash Associates, Ltd.	45,763
8,467	Larsen & Toubro, Ltd.	307,571
5,478	Mahindra & Mahindra, Ltd.	66,055
8,134	State Bank of India, Ltd.	376,525

Shares		Fair Value
COMMON STOCKS — (continued)
	India — (continued)
3,292	Sterlite Industries, Ltd., ADR	$61,264
16,271	Tata Motors, Ltd.	274,608
32,728	Tata Steel, Ltd.	460,758
1,488	Ultratech Cement, Ltd.	38,276

		2,627,459

	Indonesia (0.2%)
51,500	Bank Central Asia Tbk PT	31,128
190,583	Telekomunikasi Indonesia Tbk PT	168,602

		199,730

	Ireland (0.3%)
10,589	CRH PLC	264,303

	Israel (0.5%)
7,565	Teva Pharmaceutical Industries, Ltd., ADR	477,200

	Italy (2.2%)
2,886	Buzzi Unicem SpA	36,349
20,562	ENI SpA	482,403
21,890	Intesa Sanpaolo SpA(a)	81,528
18,225	Mediobanca SpA(a)	195,818
5,033	Prysmian SpA	98,909
23,116	Snam Rete Gas SpA	117,160
234,978	Telecom Italia SpA	338,322
217,163	UniCredit SpA(a)	641,622

		1,992,111

	Japan (10.4%)
2,200	Aisin Seiki Co., Ltd.	65,889
4,300	Asahi Breweries, Ltd.	80,628
9,000	Asahi Glass Co., Ltd.	101,369
12,400	Bank of Yokohama, Ltd. (The)	60,747
7,686	Canon, Inc.	355,978
10	Central Japan Railway Co.	76,158
7,900	Chiba Bank, Ltd. (The)(b)	47,236
1,000	Credit Saison Co., Ltd.	15,510
900	Daikin Industries, Ltd.	36,822
14,700	Daiwa Securities Group, Inc.	77,360
6,331	Denso Corp.	188,596
3,300	East Japan Railway Co.	229,436
1,200	Eisai Co., Ltd.(b)	42,807
3,125	Fanuc, Ltd.	331,586
15,000	Fukuoka Financial Group, Inc.	63,697
20,606	Honda Motor Co., Ltd.	727,348
24,000	Itochu Corp.	210,247
3,800	JFE Holdings, Inc.	153,032
8,800	Kirin Holdings Co., Ltd.	129,802
6,100	Komatsu, Ltd.	127,885
7,202	Kubota Corp.	65,634
500	Kyocera Corp.	48,722
1,900	Makita Corp.	62,595
16,000	Mazda Motor Corp.	45,010
17,000	Mitsubishi Corp.(b)	445,502
11,000	Mitsubishi Electric Corp.	101,070
9,000	Mitsubishi Heavy Industries, Ltd.	37,255
85,600	Mitsubishi UFJ Financial Group, Inc.	448,647
510	Mitsubishi UFJ Lease & Finance Co., Ltd.	18,547
24,400	Mitsui & Co., Ltd.	410,016
5,000	NGK Insulators, Ltd.	101,990
4,800	Nidec Corp.	514,451
1,666	Nintendo Co., Ltd.	557,769
23,000	Nippon Steel Corp.	90,288
2,000	Nippon Telegraph & Telephone Corp.	84,287
20,900	Nissan Motor Co., Ltd.(a)	179,066

Continued

BB&T International Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2010 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Japan — (continued)
27,200	Nomura Holdings, Inc.	$200,458
5,000	NSK, Ltd.(b)	39,469
77	NTT DoCoMo, Inc.	117,283
1,120	ORIX Corp.	99,313
19,008	Panasonic Corp.	290,742
4,900	Resona Holdings, Inc.	61,951
5,000	Ricoh Co., Ltd.	78,083
1,000	Shin-Etsu Chemical Co., Ltd.	58,081
2,000	Shiseido Co., Ltd.(b)	43,427
5,000	Shizuoka Bank, Ltd. (The)	43,588
200	SMC Corp.	27,147
9,566	Sony Corp.	366,310
1,700	Stanley Electric Co., Ltd.	32,967
14,000	Sumitomo Metal Industries, Ltd.	42,379
9,600	Sumitomo Mitsui Financial Group, Inc.	317,296
5,500	Sumitomo Realty & Development Co., Ltd.	104,658
24,500	Sumitomo Trust & Banking Co., Ltd. (The)	143,609
12,900	Suzuki Motor Corp.	284,658
1,300	Takeda Pharmaceutical Co., Ltd.	57,220
1,900	Tokio Marine Holdings, Inc.	53,511
25,000	Toshiba Corp.(a)	129,158
8,654	Toyota Motor Corp.	346,660
1,320	Unicharm Corp.	127,496

		9,398,446

	Korea (South) (2.2%)
4,103	Hyundai Motor Co.	418,840
1,917	KB Financial Group, Inc.	92,508
924	POSCO	431,192
1,458	Samsung Electronics Co., Ltd.	1,054,084

		1,996,624

	Malaysia (0.0%)
19,600	Axiata Group BHD(a)	23,133

	Mexico (1.8%)
11,252	America Movil SAB de CV, ADR, Series L	566,426
22,411	Cemex SAB de CV, ADR(a)	228,816
79,370	Cemex SAB de CV, Series CPO(a)	81,464
9,671	Fomento Economico Mexicano SAB de CV, ADR	459,663
33,087	Grupo Financiero Banorte SAB de CV, Series O	146,759
7,967	Grupo Televisa SA, ADR	167,466

		1,650,594

	Netherlands (4.9%)
5,191	ASML Holding NV(b)	185,518
8,678	Heineken NV	445,985
63,793	ING Groep NV, CVA(a)	636,913
30,372	Koninklijke KPN NV	481,190
9,936	Koninklijke Philips Electronics NV(b)	318,594
3,735	Randstad Holding NV	177,498
29,899	Royal Dutch Shell PLC, Class A	864,809
14,649	TNT NV	420,052
28,064	Unilever NV, CVA	848,879

		4,379,438

	Norway (1.1%)
8,903	DnB NOR ASA(a)	101,715
93,575	Marine Harvest ASA(a)	83,133

Shares		Fair Value
COMMON STOCKS — (continued)
	Norway — (continued)
25,608	Statoil ASA	$592,890
9,783	Storebrand ASA(a)	77,349
9,759	Telenor ASA(a)	132,349

		987,436

	Poland (1.3%)
9,554	Bank Pekao SA	555,193
736	Bank Zachodni WBK SA	53,050
42,197	Powszechna Kasa Oszczednosci Bank Polski SA	590,131

		1,198,374

	Portugal (0.1%)
7,082	Galp Energia SGPS SA - Class B	123,011

	Russia (4.0%)
6,400	Evraz Group SA, GDR(a)(b)	254,272
1,300	Gazprom Neft JSC, ADR	34,073
5,529	Magnit OAO, OJSC, GDR	96,205
4,742	Mechel OAO, ADR	134,768
35,350	MMC Norilsk Nickel OJSC, ADR(a)	651,854
807	Mobile Telesystems OJSC, ADR	44,788
4,300	NovaTek OAO, GDR	313,040
800	Novorossiysk Commercial Sea Port, GDR	10,960
68,006	Rosneft Oil Co., GDR(a)	541,328
396,387	Sberbank of Russian Federation	1,161,414
1,750	Severstal, OAO, GDR(a)(b)	23,450
1,665	Uralkali, GDR(a)	34,948
32,088	VTB Bank OJSC, GDR	170,066
4,000	X5 Retail Group NV, GDR(a)	139,200

		3,610,366

	South Africa (1.1%)
962	AngloGold Ashanti, Ltd.	36,710
22,504	Aspen Pharmacare Holdings, Ltd.(a)	245,779
6,266	Impala Platinum Holdings, Ltd.	184,098
6,203	Massmart Holdings, Ltd.	92,410
21,708	Shoprite Holdings, Ltd.	216,670
14,480	Standard Bank Group, Ltd.	227,823

		1,003,490

	Spain (0.5%)
9,733	Ferrovial SA	94,651
2,756	Inditex SA	181,672
5,012	Repsol YPF, SA	118,669
428	Telefonica SA	10,140

		405,132

	Sweden (1.1%)
5,834	Atlas Copco AB, Class A	90,492
4,051	Hennes & Mauritz AB, Class B	263,181
17,122	Sandvik AB	214,007
8,276	Svenska Cellulosa AB, Class B(a)	116,679
1,792	Swedish Match AB	42,836
6,944	TeliaSonera AB	49,287
17,662	Volvo AB, Class B	177,706

		954,188

	Switzerland (7.5%)
11,455	ABB, Ltd.(a)	250,198
3,254	Cie Financiere Richemont SA, Class A	126,006
10,619	Credit Suisse Group AG	547,366
476	Flughafen Zuerich AG	169,291

Continued

BB&T International Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2010 (Unaudited)

Shares		Fair Value
COMMON STOCKS — (continued)
	Switzerland — (continued)
3,203	Holcim, Ltd.(a)	$238,767
26,579	Nestle SA	1,361,216
3,311	Nobel Biocare Holding AG	88,553
29,097	Novartis AG	1,571,580
6,379	Roche Holding AG	1,034,530
701	Swatch Group AG (The)	223,517
3,475	Swiss Reinsurance	171,047
345	Swisscom AG	125,907
1,155	Syngenta AG	320,736
18,341	UBS AG(a)	298,146
839	Zurich Financial Services AG	215,081

		6,741,941

	Taiwan (3.2%)
143,000	Acer, Inc.	422,363
213,000	Asustek Computer, Inc.	370,896
149,000	Compal Electronics, Inc.	194,941
23,000	Delta Electronics, Inc.	72,785
164,000	Hon Hai Precision Industry Co., Ltd.	710,057
23,000	HTC Corp.	268,688
26,000	MediaTek, Inc.	451,099
182,000	Taiwan Semiconductor Manufacturing Co., Ltd.	352,447

		2,843,276

	Ukraine (0.2%)
933,947	Raiffeisen Bank Aval(a)	50,144
1,101,903	Ukrsotsbank JSCB(a)	88,901

		139,045

	United Arab Emirates (0.2%)
18,416	Dragon Oil PLC(a)	135,260

	United Kingdom (13.6%)
8,991	Anglo American PLC(a)	392,123
27,981	ARM Holdings PLC	101,185
177,619	Barclays PLC	971,139
14,908	BG Group PLC	258,014
17,413	BHP Billiton PLC	597,186
15,487	Cairn Energy PLC(a)	98,001
1,756	Carnival PLC	72,081
11,430	Compass Group PLC	91,235
19,549	Diageo PLC	328,101
72,187	GlaxoSmithKline PLC	1,386,274
8,651	HSBC Holdings PLC	87,694
23,103	Imperial Tobacco Group PLC	704,681
75,326	Legal & General Group PLC	100,647
937,149	Lloyds Banking Group PLC(a)	892,665
2,916	Lonmin PLC(a)	90,182
5,240	Petropavlovsk PLC	94,625
7,727	Prudential PLC	64,198

Shares		Fair Value
COMMON STOCKS — (continued)
	United Kingdom — (continued)
20,651	Reckitt Benckiser Group PLC	$1,133,489
19,167	Rio Tinto PLC	1,135,803
14,945	Rolls-Royce Group PLC(a)	135,054
214,786	Royal Bank of Scotland Group PLC(a)	143,412
28,861	Royal Dutch Shell PLC, Class A	836,513
4,178	Shire PLC	92,185
3,341	Smith & Nephew PLC	33,284
67,076	Tesco PLC	443,234
334,984	Vodafone Group PLC	772,673
2,131	Whitbread PLC	47,666
44,314	WM Morrison Supermarkets PLC	197,368
36,250	WPP PLC	375,713
30,609	Xstrata PLC(a)	579,917

		12,256,342

	Total Common Stocks (Cost $70,400,127)	82,913,802

EXCHANGE TRADED FUND (1.1%)
	United States (1.1%)
23,305	Market Vectors Gold Miners	1,034,975

	Total Exchange Traded Fund (Cost $1,071,291)	1,034,975

RIGHTS/WARRANTS (0.0%)
	Germany (0.0%)
1,975	Volkswagen AG, Rights, Expires 04/09/10(a)(b)	1,267

	Total Rights/Warrants (Cost $0)	1,267

INVESTMENT COMPANY (5.5%)
	United States (5.5%)
4,963,751	Federated Treasury Obligations Fund, Institutional Shares	4,963,751

	Total Investment Company (Cost $4,963,751)	4,963,751

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (2.6%)
$2,314,925	Pool of Various Securities	2,299,726

	Total Securities Held as Collateral for Securities on Loan (Cost $2,314,925)	2,299,726

Total Investments — 101.2% (Cost $78,750,094)		91,213,521
Net Other Assets (Liabilities) — (1.2)%		(1,094,545)

NET ASSETS — 100.0%		$90,118,976

(a)	Represents non-income producing security.
(b)	Represents that all or a portion of the security was on loan as of March 31, 2010.

ADR — American Depository Receipt

CPO — Certificate of Participation Ordinary

CVA — Share Certificate

GDR — Global Depository Receipt

JSCB — Joint Stock Commercial Bank

OJSC — Open Joint Stock Company

Continued

BB&T International Equity Fund

Schedule of Portfolio Investments — (continued)

March 31, 2010 (Unaudited)

Sector	Percentage of net assets
Consumer Discretionary	7.5%
Consumer Staples	10.7%
Energy	7.4%
Exchange Traded Fund	1.1%
Financials	21.8%
Health Care	7.7%
Industrials	10.5%
Information Technology	7.0%
Materials	13.7%
Telecommunication Services	4.0%
Utilities	1.6%
Cash Equivalents	8.2%

101.2%

Foreign Currency Exchange Contracts	Delivery Date	Contract Amount in Local Currency	Contract Amount in U.S. Dollars	Fair Value	Unrealized Appreciation/ (Depreciation)
Short
Czech Koruna vs. U.S. Dollar	06/16/2010	(14,705,116)	$ (785,244)	$ (781,202)	$ 4,042
Euro vs. U.S. Dollar	06/16/2010	(6,161,077)	(8,401,861)	(8,321,843)	80,017

Total Short Contracts			$(9,187,105)	$(9,103,045)	$84,059

Long
Canadian Dollar vs. U.S. Dollar	06/16/2010	1,223,816	$ 1,192,794	$ 1,204,852	$12,058
Japanese Yen vs. U.S. Dollar	06/16/2010	143,408,704	1,589,897	1,534,623	(55,274)

Total Long Contracts			$ 2,782,691	$ 2,739,475	$(43,216)

Futures				Contracts	Unrealized Appreciation
Long
Dow Jones EURO STOXX 50, June 2010				33	$ 14,536

Total Long Contracts					$ 14,536

See accompanying notes to the financial statements.

BB&T Special Opportunities Equity Fund

Schedule of Portfolio Investments

March 31, 2010 (Unaudited)

Shares		Fair Value
COMMON STOCKS (86.7%)
	Consumer Discretionary (6.8%)
1,247,000	Comcast Corp., Class A	$23,468,540
396,000	Yum! Brands, Inc.	15,178,680

		38,647,220

	Consumer Staples (7.8%)
1,356,980	Dole Food Co., Inc.(a)(b)	16,080,213
175,000	Energizer Holdings, Inc.(b)	10,983,000
259,000	Ralcorp Holdings, Inc.(b)	17,555,020

		44,618,233

	Energy (8.3%)
190,500	Apache Corp.(c)	19,335,750
411,000	Halliburton Co.(c)	12,383,430
995,000	Weatherford International, Ltd.(b)	15,780,700

		47,499,880

	Financials (3.4%)
323,000	Bank of New York Mellon Corp. (The)	9,974,240
24,600	Markel Corp.(b)	9,216,636

		19,190,876

	Health Care (27.1%)
260,000	Allscripts-Misys Healthcare Solutions, Inc.(a)(b)(c)	5,085,600
345,000	Baxter International, Inc.	20,079,000
249,000	Becton Dickinson & Co.	19,603,770
832,000	Bristol-Myers Squibb Co.	22,214,400
475,000	Gilead Sciences, Inc.(b)	21,603,000
297,000	McKesson Corp.	19,518,840
361,500	MedCath Corp.(b)	3,784,905
337,000	Teva Pharmaceutical Industries, Ltd., ADR	21,257,960
661,000	UnitedHealth Group, Inc.(c)	21,594,870

		154,742,345

	Industrials (3.0%)
186,000	L-3 Communications Holdings, Inc.	17,043,180

	Information Technology (29.6%)
1,761,000	Activision Blizzard, Inc.	21,237,660
876,000	Akamai Technologies, Inc.(a)(b)(c)	27,515,160

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology — (continued)
866,000	Cisco Systems, Inc.(b)	$22,541,980
1,273,000	Dell, Inc.(b)	19,107,730
747,000	eBay, Inc.(b)	20,131,650
458,000	Harris Corp.	21,750,420
556,000	Intuit, Inc.(b)	19,093,040
1,041,000	Symantec Corp.(b)	17,613,720

		168,991,360

	Utilities (0.7%)
86,000	FPL Group, Inc.	4,156,380

	Total Common Stocks (Cost $414,221,484)	494,889,474

EXCHANGE TRADED FUND (0.1%)
27,000	WisdomTree Dreyfus Chinese Yuan Fund	679,050

	Total Exchange Traded Fund (Cost $682,080)	679,050

INVESTMENT COMPANY (13.0%)
74,222,674	Federated Treasury Obligations Fund, Institutional Shares	74,222,674

	Total Investment Company (Cost $74,222,674)	74,222,674

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (0.9%)
$5,464,309	Pool of Various Securities	4,867,294

	Total Securities Held as Collateral for Securities on Loan (Cost $5,464,309)	4,867,294

Total Investments — 100.7% (Cost $494,590,547)		574,658,492
Net Other Assets (Liabilities) — (0.7)%		(3,986,198)

NET ASSETS — 100.0%		$570,672,294

(a)	Represents that all or a portion of the security was on loan as of March 31, 2010.
(b)	Represents non-income producing security.
(c)	Security held as collateral for written call option.

ADR — American Depository Receipt

See accompanying notes to the financial statements.

BB&T Equity Income Fund

Schedule of Portfolio Investments

March 31, 2010 (Unaudited)

Shares		Fair Value
COMMON STOCKS (85.7%)
	Consumer Discretionary (10.3%)
337,600	Family Dollar Stores, Inc.(a)	$12,359,536
258,000	McDonald’s Corp.	17,213,760
916,000	Pearson PLC, ADR(b)	14,372,040

		43,945,336

	Consumer Staples (16.9%)
183,000	Diageo PLC, ADR	12,343,350
241,000	Kimberly-Clark Corp.	15,154,080
329,000	Kraft Foods, Inc., Class A	9,948,960
260,000	PepsiCo, Inc.	17,201,600
332,000	Philip Morris International, Inc.	17,317,120

		71,965,110

	Energy (16.6%)
160,000	BP PLC, ADR	9,131,200
168,000	Chevron Corp.	12,739,440
324,879	Kinder Morgan Management LLC(c)	19,044,407
616,000	Natural Resource Partners LP(b)	16,151,520
449,200	Teekay LNG Partners LP(b)	13,408,620

		70,475,187

	Financials (4.4%)
417,000	Allstate Corp. (The)	13,473,270
200,000	Federated Investors, Inc., Class B(b)	5,276,000

		18,749,270

	Health Care (10.1%)
262,000	Abbott Laboratories	13,802,160
282,000	Novartis AG, ADR(b)	15,256,200
808,000	Pfizer, Inc.	13,857,200

		42,915,560

	Industrials (7.2%)
206,000	Lockheed Martin Corp.	17,143,320
397,000	Waste Management, Inc.(b)	13,668,710

		30,812,030

	Information Technology (16.5%)
680,000	Intel Corp.(a)	15,136,800
1,042,000	Nokia Corp., ADR(b)	16,192,680
398,000	Paychex, Inc.	12,218,600

Shares		Fair Value
COMMON STOCKS — (continued)
	Information Technology — (continued)
1,051,000	Taiwan Semiconductor Manufacturing Co., Ltd., ADR(a)	$11,024,990
638,000	Texas Instruments, Inc.	15,611,860

		70,184,930

	Telecommunication Services (3.7%)
505,000	Verizon Communications, Inc.	15,665,100

	Total Common Stocks (Cost $323,142,231)	364,712,523

EXCHANGE TRADED FUND (0.1%)
16,500	WisdomTree Dreyfus Chinese Yuan Fund	414,975

	Total Exchange Traded Fund (Cost $416,820)	414,975

INVESTMENT COMPANY (13.5%)
57,190,206	Federated Treasury Obligations Fund, Institutional Shares	57,190,206

	Total Investment Company (Cost $57,190,206)	57,190,206

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (6.1%)
$ 26,375,083	Pool of Various Securities	25,987,959

	Total Securities Held as Collateral for Securities on Loan (Cost $26,375,083)	25,987,959

Total Investments — 105.4% (Cost $407,124,340)		448,305,663
Net Other Assets (Liabilities) — (5.4)%		(22,960,061)

NET ASSETS — 100.0%		$425,345,602

(a)	Security held as collateral for written call option.
(b)	Represents that all or a portion of the security was on loan as of March 31, 2010.
(c)	Represents non-income producing security.

ADR — American Depository Receipt

See accompanying notes to the financial statements.

BB&T Short U.S. Government Fund

Schedule of Portfolio Investments

March 31, 2010 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (11.8%)
	Fannie Mae(a) (3.2%)
$57,821	5.000%, 10/25/15, Series 2003-16, Class PC	$58,090
1,347,204	4.500%, 9/25/16, Series 2003-81, Class NY	1,391,107
385,647	5.000%, 2/25/18, Series 2004-101, Class B	393,061
24,957	4.500%, 8/25/26, Series 2005-65, Class WG	24,954
693,837	5.500%, 3/25/28, Series 2003-8, Class OD	703,572

		2,570,784

	Freddie Mac(a) (3.0%)
326,556	4.500%, 5/15/10, Series 2617, Class BC	326,610
142,430	5.000%, 9/15/18, Series 2701, Class OD	143,701
92,579	5.000%, 2/15/19, Series 3046, Class YA	93,680
77,631	5.000%, 2/15/25, Series 2941, Class XA	77,972
99,953	5.000%, 7/15/25, Series 2931, Class JA	100,487
154,619	4.000%, 5/15/26, Series 2750, Class KP	156,397
70,006	5.000%, 9/15/26, Series 3018, Class UM	70,197
497,765	4.500%, 5/15/27, Series 2682, Class XJ	508,520
370,535	5.500%, 6/15/27, Series 3255, Class QA	375,338
538,707	4.500%, 4/15/29, Series 2614, Class QE	543,667

		2,396,569

	Ginnie Mae (5.6%)
985,372	6.000%, 5/20/23, Series 2004-5, Class VB	1,027,621
691,655	4.500%, 4/16/28, Series 2003-97, Class NC	700,918
2,000,000	2.500%, 10/20/32, Series 2010-34, Class AD	1,994,946
754,859	4.500%, 8/20/35, Series 2005-58, Class NJ	782,938

		4,506,423

	Total Collateralized Mortgage Obligations (Cost $9,539,596)	9,473,776

CORPORATE BONDS (8.5%)
	Financials (8.5%)
1,000,000	Bank of America Corp., 5.125%, 11/15/14	1,036,946
1,000,000	Goldman Sachs Group, Inc. (The), 5.250%, 10/15/13	1,074,926
1,500,000	JPMorgan Chase & Co., 5.125%, 9/15/14	1,584,600
1,500,000	Morgan Stanley, 5.300%, 3/1/13	1,596,352
1,500,000	Wells Fargo & Co., 4.375%, 1/31/13	1,583,016

	Total Corporate Bonds (Cost $6,785,700)	6,875,840

FDIC GUARANTEED SECURITIES (7.0%)
	Financials (7.0%)
1,000,000	American Express Bank FSB, GMTN, 3.150%, 12/9/11(b)	1,036,559
1,000,000	General Electric Capital Corp., 2.200%, 6/8/12	1,018,561
1,000,000	JPMorgan Chase & Co., 2.200%, 6/15/12	1,019,639
1,500,000	Regions Bank, 3.250%, 12/9/11	1,555,795
1,000,000	Santander Holdings (USA), Inc., 2.500%, 6/15/12	1,023,477

	Total FDIC Guaranteed Securities (Cost $5,581,495)	5,654,031

MORTGAGE-BACKED SECURITIES (1.7%)
	Fannie Mae(a) (1.2%)
149,230	6.500%, 8/1/13, Pool #251901	161,605
180,172	6.000%, 3/1/16, Pool #253702	194,806

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae(a) — (continued)
$168,711	6.000%, 4/1/16, Pool #535846	$182,414
302,975	6.500%, 4/1/16, Pool #253706	328,099
133,753	6.000%, 8/1/16, Pool #545125	144,826

		1,011,750

	Freddie Mac(a) (0.5%)
66,282	6.500%, 5/1/13, Pool #E00548	70,324
278,865	6.000%, 9/1/16, Pool #E01049	301,356

		371,680

	Total Mortgage-Backed Securities (Cost $1,282,380)	1,383,430

MUNICIPAL BONDS (4.5%)
	California (1.3%)
1,000,000	Northern California Transmission Agency, California-Oregon Transmission Project Refunding Revenue, Series B, 5.370%, 5/1/15	1,031,810

	Texas (1.3%)
1,000,000	Texas State, College Student Loan G.O., 5.000%, 8/1/11	1,044,190

	Virginia (1.2%)
310,000	Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty State Aid Withholding), 4.000%, 3/1/13	329,899
215,000	Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty State Aid Withholding), 4.200%, 3/1/14	228,569
430,000	Danville, VA, Refunding G.O., Series B, Taxable (Assured Guaranty State Aid Withholding), 4.550%, 3/1/15	461,936

		1,020,404

	West Virginia (0.7%)
500,000	West Virginia School Building Authority, WV, Capital Improvements Refunding Revenue, Series A (NATL-RE FGIC), 5.000%, 7/1/12	538,620

	Total Municipal Bonds (Cost $3,545,375)	3,635,024

U.S. GOVERNMENT AGENCIES (58.0%)
	Fannie Mae(a) (12.4%)
1,000,000	6.250%, 2/1/11	1,048,280
2,500,000	1.800%, 2/8/13	2,498,045
1,000,000	1.000%, 2/11/13, STEP	1,000,485
2,500,000	4.625%, 5/1/13	2,668,800
2,750,000	3.300%, 7/30/14	2,768,150

		9,983,760

	Federal Farm Credit Bank (10.1%)
3,000,000	5.375%, 7/18/11	3,178,878
1,000,000	1.050%, 12/23/11	1,000,667
2,750,000	4.250%, 7/8/13	2,942,635
1,000,000	2.750%, 5/6/14	1,009,585

		8,131,765

	Federal Home Loan Bank (20.6%)
3,000,000	4.625%, 2/18/11, Series 616	3,106,410
2,000,000	0.500%, 12/2/11, STEP	1,999,552

Continued

BB&T Short U.S. Government Fund

Schedule of Portfolio Investments — (continued)

March 31, 2010 (Unaudited)

Principal Amount		Fair Value
U.S. GOVERNMENT AGENCIES — (continued)
	Federal Home Loan Bank — (continued)
$1,000,000	1.050%, 12/21/11	$996,406
2,500,000	1.000%, 3/22/12, STEP	2,504,470
1,500,000	4.340%, 11/28/12	1,509,033
2,000,000	1.000%, 1/8/13, STEP	2,000,190
2,000,000	1.000%, 3/15/13, Series 2, STEP	1,997,386
2,500,000	5.785%, 6/25/14	2,532,980

		16,646,427

	Freddie Mac(a) (10.0%)
2,000,000	2.125%, 4/2/12	2,000,104
2,000,000	2.250%, 8/24/12	2,013,902
2,000,000	2.000%, 11/5/12, Series 1	2,008,414
2,000,000	3.250%, 3/18/14	2,038,704

		8,061,124

	Private Export Funding Corp. (4.9%)
2,500,000	3.550%, 4/15/13	2,621,227
1,000,000	4.950%, 11/15/15	1,088,393
225,000	5.450%, 9/15/17	249,852

		3,959,472

	Total U.S. Government Agencies (Cost $46,490,635)	46,782,548

U.S. TREASURY BILLS* (2.5%)
2,000,000	0.080%, 4/8/10	1,999,969

	Total U.S. Treasury Bills (Cost $1,999,969)	1,999,969

U.S. TREASURY NOTES (4.7%)
500,000	4.250%, 10/15/10	510,762
2,000,000	1.375%, 5/15/12	2,012,344
1,150,000	4.125%, 8/31/12	1,229,062

	Total U.S. Treasury Notes (Cost $3,662,879)	3,752,168

Shares
INVESTMENT COMPANY (1.6%)
1,316,874	Federated Treasury Obligations Fund, Institutional Shares	1,316,874

	Total Investment Company (Cost $1,316,874)	1,316,874

Principal Amount		Fair Value
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (1.2%)
$1,070,000	Pool of Various Securities	$990,992

	Total Securities Held as Collateral for Securities on Loan (Cost $1,070,000)	990,992

Total Investments — 101.5%
(Cost $81,274,903)		81,864,652
Net Other Assets (Liabilities) — (1.5)%		(1,222,892)

NET ASSETS — 100.0%		$80,641,760

*	Rate disclosed represents the annualized yield from date of purchase.
(a)	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(b)	Represents that all or a portion of the security was on loan as of March 31, 2010.

FDIC — Federal Deposit Insurance Corp.

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

GMTN — Global Medium Term Note

NATL — National

RE — Reinsurance

STEP — Step Coupon Bond

See accompanying notes to the financial statements.

BB&T Intermediate U.S. Government Fund

Schedule of Portfolio Investments

March 31, 2010 (Unaudited)

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS (0.4%)
$ 478,812	Chase Mortgage Finance Corp., Series 2005-S3, Class A6, 5.500%, 11/25/35(a)	$442,377
384,186	Countrywide Alternative Loan Trust, Series 2004-2CB, Class 1A1, 4.250%, 3/25/34	385,659

	Total Collateralized Mortgage Obligations (Cost $675,746)	828,036

CORPORATE BONDS (4.3%)
	Financials (4.3%)
3,000,000	General Electric Capital Corp., 2.800%, 1/8/13	3,036,231
2,000,000	Goldman Sachs Group, Inc. (The), 5.125%, 1/15/15	2,109,644
2,000,000	MBNA Corp., 5.000%, 6/15/15	2,009,912
1,780,000	Wachovia Corp., 5.300%, 10/15/11	1,883,313

	Total Corporate Bonds (Cost $8,831,514)	9,039,100

FDIC GUARANTEED SECURITIES (2.5%)
	Financials (2.5%)
5,000,000	American Express Bank FSB, GMTN, 3.150%, 12/9/11	5,182,795

	Total FDIC Guaranteed Securities (Cost $4,997,730)	5,182,795

MORTGAGE-BACKED SECURITIES (20.5%)
	Fannie Mae(b) (15.7%)
3,125,191	5.000%, 1/1/18, Pool #650205	3,335,078
2,813,491	4.500%, 3/1/18, Pool #555292	2,962,104
1,183,491	5.500%, 1/1/33, Pool #678321	1,256,367
1,830,884	5.000%, 7/1/33, Pool #724965	1,897,674
728,855	5.000%, 8/1/33, Pool #724365	760,419
719,004	5.000%, 8/1/33, Pool #738751	744,808
490,293	5.000%, 10/1/33, Pool #753298	508,071
2,256,267	6.500%, 11/1/34, Pool #783476	2,445,088
7,734,259	5.500%, 9/1/35, Pool #835787	8,176,679
3,162,869	6.000%, 7/1/37, Pool #938378	3,363,067
7,015,302	5.500%, 8/1/37, Pool #946238	7,360,327

		32,809,682

	Freddie Mac(b) (4.8%)
3,513,022	4.500%, 2/1/18, Pool #E94445	3,698,037
4,616,315	5.500%, 2/1/29, Pool #A18613	4,905,213
1,460,704	6.000%, 8/1/37, Pool #P51312	1,556,103

		10,159,353

	Total Mortgage-Backed Securities (Cost $40,734,473)	42,969,035

Principal Amount		Fair Value
MUNICIPAL BONDS (1.9%)
	Virginia (1.9%)
$4,000,000	Portsmouth, VA, Build America Bonds G.O., Series B, Callable 1/15/20 @ 100, 6.029%, 1/15/30	$4,013,920

	Total Municipal Bonds (Cost $4,000,000)	4,013,920

U.S. GOVERNMENT AGENCIES (61.4%)
	Fannie Mae(b) (24.1%)
3,000,000	4.050%, 2/22/13	3,196,173
6,970,000	5.125%, 1/2/14	7,569,420
5,300,000	2.750%, 12/30/14, Series 1, STEP	5,318,826
10,000,000	3.000%, 1/29/20, STEP	10,069,100
5,000,000	2.250%, 2/25/20, STEP	5,029,735
10,000,000	2.500%, 12/16/24, STEP	10,046,680
9,000,000	5.800%, 2/9/26	9,302,328

		50,532,262

	Federal Farm Credit Bank (5.2%)
10,000,000	4.670%, 2/27/18	10,807,920

	Federal Home Loan Bank (7.4%)
10,000,000	0.500%, 5/6/11, STEP	9,999,800
5,000,000	5.000%, 11/17/17(c)	5,464,715

		15,464,515

	Freddie Mac(b) (19.9%)
3,000,000	5.875%, 3/21/11(c)	3,145,941
6,182,000	1.500%, 11/26/13, STEP	6,192,274
15,000,000	3.625%, 8/25/14, Series 1	15,182,130
2,000,000	4.875%, 6/13/18	2,140,186
10,000,000	2.000%, 2/10/20, STEP	10,084,270
5,000,000	3.000%, 2/18/20, STEP	5,019,165

		41,763,966

	Private Export Funding Corp. (4.8%)
4,350,000	4.974%, 8/15/13	4,751,827
5,000,000	4.550%, 5/15/15	5,363,680

		10,115,507

	Total U.S. Government Agencies (Cost $126,498,800)	128,684,170

U.S. TREASURY NOTES (8.3%)
10,000,000	1.875%, 4/30/14	9,878,910
5,000,000	6.250%, 8/15/23	6,008,595
2,000,000	3.500%, 2/15/39	1,618,438

	Total U.S. Treasury Notes (Cost $17,735,056)	17,505,943

Shares
INVESTMENT COMPANY (7.0%)
14,721,956	Federated Treasury Obligations Fund, Institutional Shares	14,721,956

	Total Investment Company (Cost $14,721,956)	14,721,956

Continued

BB&T Intermediate U.S. Government Fund

Schedule of Portfolio Investments — (continued)

March 31, 2010 (Unaudited)

Principal Amount		Fair Value
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (2.8%)
$5,953,750	Pool of Various Securities	$5,869,941

	Total Securities Held as Collateral for Securities on Loan (Cost $5,953,750)	5,869,941

Total Investments — 109.1% (Cost $224,149,025)		228,814,896
Net Other Assets (Liabilities) — (9.1)%		(19,164,117)

NET ASSETS — 100.0%		$209,650,779

(a)	Illiquid.
(b)	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(c)	Represents that all or a portion of the security was on loan as of March 31, 2010.

FDIC — Federal Deposit Insurance Corp.

GMTN — Global Medium Term Note

STEP — Step Coupon Bond

See footnote legend to Schedules of Portfolio Investments.

BB&T Total Return Bond Fund

Schedule of Portfolio Investments

March 31, 2010 (Unaudited)

Principal Amount		Fair Value
ASSET BACKED SECURITIES (2.5%)
$350,000	Bank of America Credit Card Trust, Series 2006-A6, Class A6, 0.260%, 11/15/13*(a)	$348,254
1,760,000	Chase Issuance Trust, Series 2009-A7, Class A7, 0.680%, 9/17/12*(a)	1,762,626
1,250,000	Chase Issuance Trust, Series 2005-A13, Class A13, 0.270%, 2/15/13*(a)	1,248,996
2,154,000	Chase Issuance Trust, Series 2007-A13, Class A13, 0.270%, 7/15/14*(a)	2,141,472
2,473,769	Credit-Based Asset Servicing and Securitization LLC, Series 2005-CB5, Class AF2, STEP, 4.831%, 8/25/35	2,418,538
1,640,000	MBNA Credit Card Master Note Trust, Series 2005-A4, Class A4, 0.270%, 11/15/12*(a)	1,639,399

	Total Asset Backed Securities (Cost $9,492,823)	9,559,285

COLLATERALIZED MORTGAGE OBLIGATIONS (12.4%)
2,570,446	Adjustable Rate Mortgage Trust, Series 2004-5, Class 4A1, 5.296%, 4/25/35*	2,412,610
3,875,401	American Home Mortgage Investment Trust, Series 2005-1, Class 7A1, 2.394%, 6/25/45*	3,436,370
1,343,038	Banc of America Mortgage Securities, Inc., Series 2005-9, Class 3A3, 5.000%, 10/25/20	1,340,695
2,559,649	Chase Mortgage Finance Corp., Series 2003-S7, Class A1, 0.646%, 8/25/18*	2,365,224
1,187,690	Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-28, Class A3, 4.500%, 8/25/33	1,205,544
3,527,574	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-7, Class 4A3, 5.000%, 8/25/20	3,486,438
1,356,140	Freddie Mac, Series 2906, Class VC, 5.000%, 12/15/15	1,453,374
4,169,824	Freddie Mac, Series 3578, Class AM, 4.500%, 9/15/16	4,366,061
5,173,532	Ginnie Mae, Series 2008-51, Class PG, 5.000%, 6/20/38	5,489,772
3,084,792	GSR Mortgage Loan Trust, Series 2004-15F, Class 5A1, 5.500%, 1/25/20	3,115,384
2,634,042	MASTR Alternative Loans Trust, Series 2005-4, Class 4A1, 5.500%, 6/25/20	2,553,786
581,987	MASTR Asset Securitization Trust, Series 2003-4, Class 5A1, 5.500%, 5/25/33	590,080
597,530	MASTR Asset Securitization Trust, Series 2004-1, Class 1A1, 5.000%, 2/25/34	596,727
3,035,402	RAAC, Series 2004-SP3, Class AI5, 4.890%, 12/25/32*	2,918,729
2,339,418	RBSSP Resecuritization Trust, Series 2009-6, Class 2A1, 5.892%, 1/26/36*(b)	2,252,042
1,120,329	Residential Asset Securitization Trust, Series 2004-IP2, Class 4A, 5.126%, 12/25/34*	1,036,152
3,208,708	Structured Adjustable Rate Mortgage Loan Trust, Series 2004-6, Class 4A1, 4.849%, 6/25/34*	2,992,436
1,659,041	Structured Asset Securities Corp., Series 2005-6, Class 5A1, 5.000%, 5/25/35	1,595,271
2,628,694	Wells Fargo Mortgage Backed Securities Trust, Series 2004-BB, Class A2, 2.903%, 1/25/35*	2,373,007

Principal Amount		Fair Value
COLLATERALIZED MORTGAGE OBLIGATIONS — (continued)
$2,947,290	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR16, Class 6A3, 4.936%, 10/25/35*	$2,712,335

	Total Collateralized Mortgage Obligations (Cost $47,482,059)	48,292,037

COMMERCIAL MORTGAGE-BACKED SECURITIES (12.1%)
936,000	Banc of America Commercial Mortgage, Inc., Series 2004-4, Class A6, 4.877%, 7/10/42*	946,650
1,972,000	Banc of America Commercial Mortgage, Inc., Series 2005-1, Class A5, 5.135%, 11/10/42*	2,060,291
2,500,000	Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A3, 5.449%, 1/15/49	2,557,755
700,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2004-C5, Class A4, 4.829%, 11/15/37	707,640
3,700,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C1, Class A3, 4.813%, 2/15/38	3,715,669
4,000,000	Credit Suisse Mortgage Capital Certificates, Series 2006-C4, Class A3, 5.467%, 9/15/39	3,842,575
2,400,000	Credit Suisse Mortgage Capital Certificates, Series 2009-RR1, Class A3A, 5.383%, 2/15/40(b)	2,299,464
2,282,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.444%, 3/10/39	2,219,241
1,026,190	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A2, 4.305%, 8/10/42	1,042,654
3,073,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-CB11, Class A4, 5.335%, 8/12/37*	3,194,856
3,400,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2006-CB15, Class A4, 5.814%, 6/12/43*	3,507,869
2,774,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2005-LDP1, Class A3, 4.865%, 3/15/46	2,849,897
3,088,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2007-LDPX, Class A3, 5.420%, 1/15/49	2,974,833
980,000	LB-UBS Commercial Mortgage Trust, Series 2004-C7, Class A6, 4.786%, 10/15/29*	986,492
2,751,000	LB-UBS Commercial Mortgage Trust, Series 2007-C1, Class A4, 5.424%, 2/15/40	2,664,833
2,600,000	Merrill Lynch/Countrywide Commercial Mortgage Trust, Series 2006-3, Class A3, 5.389%, 7/12/46*	2,663,110
3,700,000	Morgan Stanley Capital I, Series 2005-HQ6, Class A4A, 4.989%, 8/13/42	3,767,434
2,807,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30, Class A3, 5.246%, 12/15/43	2,800,175
2,115,000	Wachovia Bank Commercial Mortgage Trust, Series 2007-C33, Class A3, 5.902%, 2/15/51*	2,182,513

	Total Commercial Mortgage-Backed Securities (Cost $43,590,614)	46,983,951

Continued

BB&T Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2010 (Unaudited)

Principal Amount		Fair Value
CORPORATE BONDS (40.6%)
	Consumer Discretionary (3.0%)
$3,960,000	CBS Corp., 8.875%, 5/15/19	$4,783,696
2,400,000	Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/22	3,206,805
3,405,000	Time Warner Cable, Inc., 6.750%, 6/15/39	3,571,869

		11,562,370

	Consumer Staples (2.4%)
2,125,000	Altria Group, Inc., 9.950%, 11/10/38	2,790,471
1,800,000	CVS Caremark Corp., 6.125%, 9/15/39	1,788,981
870,000	Kraft Foods, Inc., 5.375%, 2/10/20	884,229
1,890,000	Macy’s Retail Holdings, Inc., 5.350%, 3/15/12(c)	1,984,500
1,820,000	New Albertson’s, Inc., 7.500%, 2/15/11	1,883,700

		9,331,881

	Energy (2.8%)
2,125,000	Boardwalk Pipelines LP, 5.750%, 9/15/19	2,195,240
2,276,000	Peabody Energy Corp., Series B, 6.875%, 3/15/13(a)	2,301,605
1,725,000	Plains All American Pipeline LP, 8.750%, 5/1/19	2,104,445
3,094,000	Smith International, Inc., 9.750%, 3/15/19	4,161,761

		10,763,051

	Financials (17.5%)
3,150,000	Aflac, Inc., 8.500%, 5/15/19	3,792,764
3,201,000	American Express Co., 8.125%, 5/20/19	3,877,048
2,600,000	Bank of America Corp., 5.125%, 11/15/14(a)	2,696,060
2,042,000	Bank of America Corp., 5.750%, 12/1/17	2,093,610
940,000	Bank of America Corp., 7.625%, 6/1/19	1,075,231
4,090,000	Bank of Nova Scotia, 2.250%, 1/22/13	4,127,726
5,870,000	Bear Stearns Cos., LLC (The), 7.250%, 2/1/18(a)	6,783,900
2,975,000	Citigroup, Inc., 8.500%, 5/22/19	3,472,378
1,780,000	Credit Suisse AG, 5.400%, 1/14/20	1,793,914
470,000	Credit Suisse, New York, 5.500%, 5/1/14	511,563
2,355,000	ERP Operating LP REIT, 5.125%, 3/15/16(a)	2,421,847
3,470,000	Ford Motor Credit Co., LLC, 9.875%, 8/10/11	3,680,223
1,875,000	Ford Motor Credit Co., LLC, 7.500%, 8/1/12	1,941,527
5,500,000	General Electric Capital Corp., MTN, 6.875%, 1/10/39	5,932,355
1,355,000	Goldman Sachs Group, Inc. (The), 7.500%, 2/15/19	1,548,493
2,380,000	Goldman Sachs Group, Inc. (The), 6.125%, 2/15/33	2,352,387
2,865,000	Hyundai Capital Services, Inc., 6.000%, 5/5/15(b)	3,006,405
2,100,000	Merrill Lynch & Co., Inc., MTN, 6.875%, 4/25/18	2,263,105
1,550,000	MetLife, Inc., 6.750%, 6/1/16	1,737,012
3,888,000	Morgan Stanley, MTN, Series F, 6.625%, 4/1/18(a)	4,146,859
1,975,000	National Australia Bank, Ltd., 3.750%, 3/2/15(b)	1,982,864
910,000	Nissan Motor Acceptance Corp., 4.500%, 1/30/15(b)	912,292
2,585,000	Prudential Financial, Inc., MTN, Series B, 5.100%, 9/20/14(a)	2,730,355
1,350,000	Simon Property Group LP REIT, 10.350%, 4/1/19	1,697,444

Principal Amount		Fair Value
CORPORATE BONDS — (continued)
	Financials — (continued)
$1,455,000	Wachovia Corp., 5.625%, 10/15/16	$1,533,345

		68,110,707

	Health Care (1.1%)
2,940,000	Laboratory Corp. of America Holdings, 5.625%, 12/15/15(a)	3,182,532
1,030,000	Life Technologies Corp., 6.000%, 3/1/20	1,054,590

		4,237,122

	Industrials (4.2%)
3,593,000	Allied Waste North America, Inc., 6.875%, 6/1/17(a)	3,916,370
3,893,000	Corrections Corp. of America, 6.250%, 3/15/13(a)	3,946,529
2,380,000	Goodrich Corp., 6.290%, 7/1/16(a)	2,640,101
2,100,000	L-3 Communications Corp., 5.875%, 1/15/15	2,136,750
1,890,000	Masco Corp., 5.875%, 7/15/12	1,976,186
1,840,000	Roper Industries, Inc., 6.250%, 9/1/19	1,949,844

		16,565,780

	Information Technology (2.4%)
3,359,000	Adobe Systems, Inc., 4.750%, 2/1/20	3,299,344
755,000	Agilent Technologies, Inc., 5.500%, 9/14/15	809,331
1,105,000	CA, Inc., 5.375%, 12/1/19	1,116,918
3,890,000	Xerox Corp., 6.350%, 5/15/18	4,213,936

		9,439,529

	Materials (3.3%)
4,130,000	ArcelorMittal, 9.850%, 6/1/19	5,249,218
1,531,000	Dow Chemical Co. (The), 8.550%, 5/15/19	1,852,113
3,520,000	Freeport-McMoRan Copper & Gold, Inc., 8.250%, 4/1/15	3,832,400
1,735,000	International Paper Co., 7.300%, 11/15/39	1,854,113

		12,787,844

	Telecommunication Services (3.4%)
1,598,000	America Movil SAB de CV, 6.375%, 3/1/35	1,609,430
1,640,000	AT&T, Inc., 6.400%, 5/15/38(a)	1,686,140
1,700,000	Crown Castle International Corp., 9.000%, 1/15/15	1,840,250
2,800,000	Sprint Capital Corp., 7.625%, 1/30/11	2,880,500
810,000	Telecom Italia Capital SA, 7.175%, 6/18/19	874,480
1,490,000	Telecom Italia Capital SA, 7.721%, 6/4/38	1,598,587
2,342,000	Verizon Communications, Inc., 7.350%, 4/1/39	2,713,975

		13,203,362

	Utilities (0.5%)
1,909,000	Ohio Power Co., Series K, 6.000%, 6/1/16	2,092,411

	Total Corporate Bonds (Cost $149,374,279)	158,094,057

MORTGAGE-BACKED SECURITIES (21.0%)
	Fannie Mae(d) (7.3%)
39,490	6.000%, 10/1/13, Pool #252061	42,660
114,276	5.000%, 8/1/20, Pool #832058	121,593
335,227	5.000%, 8/1/20, Pool #838787	356,693
73,559	5.000%, 5/1/22, Pool #256716	77,694
1,109,497	6.000%, 7/1/22, Pool #944967	1,197,360
3,653,037	5.000%, 5/1/23, Pool #976197	3,857,644
958,313	5.000%, 9/1/25, Pool #255892	997,610
2,281,011	5.500%, 2/1/27, Pool #256600	2,418,478
429,596	6.500%, 1/1/35, Pool #809198	471,958

Continued

24

BB&T Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2010 (Unaudited)

Principal Amount		Fair Value
MORTGAGE-BACKED SECURITIES — (continued)
	Fannie Mae(d) — (continued)
$2,365,240	5.500%, 3/1/35, Pool #787561	$2,500,538
256,716	6.000%, 4/1/35, Pool #735503	278,581
301,648	7.000%, 6/1/35, Pool #255820	334,892
672,259	7.000%, 6/1/35, Pool #830686	746,347
1,606,349	5.500%, 10/1/35, Pool #817568	1,698,236
1,067,867	6.500%, 3/1/36, Pool #866062	1,160,488
857,162	6.500%, 7/1/36, Pool #885493	931,507
848,054	6.000%, 9/1/37, Pool #955005	902,263
4,272,831	4.810%, 7/1/38, Pool #981430*	4,472,646
5,400,000	6.000%, 4/15/40(e)	5,735,815

		28,303,003

	Freddie Mac(d) (8.4%)
933,416	5.000%, 5/1/20, Pool #B19275	994,062
1,364,972	5.500%, 10/1/21, Pool #G12425	1,465,602
872,044	5.000%, 12/1/21, Pool #J04025	924,615
1,500,560	5.000%, 7/1/25, Pool #C90908	1,563,834
1,958,149	5.500%, 7/1/35, Pool #A36540	2,072,914
648,215	6.000%, 7/1/35, Pool #A36304	699,879
2,643,454	5.024%, 12/1/35, Pool #847603*	2,764,637
1,243,711	5.000%, 3/1/36, Pool #G08115	1,287,730
866,800	6.500%, 5/1/36, Pool #A48509	944,825
394,756	5.000%, 7/1/36, Pool #G02291	408,172
2,777,904	5.826%, 12/1/36, Pool #1J1390*	2,937,677
724,623	6.000%, 8/1/37, Pool #A64067	778,754
1,490,362	5.500%, 1/1/38, Pool #A71523	1,575,531
1,758,633	5.238%, 4/1/38, Pool #783255*	1,859,783
5,400,000	5.500%, 4/15/40(e)	5,702,065
6,410,000	6.000%, 4/15/40(e)	6,877,731

		32,857,811

	Ginnie Mae (5.3%)
8,294,925	5.500%, 9/15/38, Pool #782405	8,793,837
2,760,478	5.500%, 1/15/39, Pool #646685	2,925,147
6,796,744	5.000%, 4/15/40(e)	7,064,366
1,762,000	5.500%, 4/15/40(e)	1,863,590

		20,646,940

	Total Mortgage-Backed Securities (Cost $79,641,772)	81,807,754

MUNICIPAL BONDS (7.3%)
	California (2.4%)
1,285,000	California State, Build America Bonds, School Improvements G.O., Taxable, 7.625%, 3/1/40	1,339,201
3,220,000	California State, Water Utility Improvements G.O., Taxable, 5.450%, 4/1/15	3,305,008
780,000	Los Angeles Harbor Department, Crossover Refunding Revenue, Series A, Callable 8/1/12 @ 100 (AMBAC), 5.500%, 8/1/14	827,128
3,700,000	Metropolitan Water District of Southern California, Build America Bonds, Water Utility Improvements Revenue, Callable 7/1/19 @ 100, 6.538%, 7/1/39	3,783,953

		9,255,290

	District of Columbia (0.4%)
1,310,000	Metropolitan Washington Airports Authority, Refunding Revenue Bonds, Series D (NATL-RE), 5.000%, 10/1/11	1,378,539

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Florida (0.3%)
$1,300,000	Greater Orlando Aviation Authority, FL, Port, Airport & Marina Improvements Revenue, Series A, Callable 5/3/10 @ 101 (NATL-RE FGIC), 5.250%, 10/1/12	$1,316,393

	Iowa (1.3%)
7,050,000	Iowa Student Loan Liquidity Corporation, Student Loan Revenue Bonds, Series E, Taxable, Callable 4/12/10 @ 100 (AMBAC, GTD STD LNS), 1.955%, 12/1/31*(f)(g)	5,146,500

	New Jersey (1.3%)
7,100,000	Higher Education Student Assistance Authority, NJ, Student Loan Revenue Bonds, Series A, Callable 3/31/10 @ 100 (NATL-RE, GTD STD LNS), 0.788%, 6/1/36*(f)(g)	4,970,000

	New York (1.6%)
1,785,000	New York & New Jersey Port Authority, Port, Airport & Marina Improvements Revenue, Series 122, Callable 5/3/10 @ 100.50 (G.O. of Authority), 5.500%, 7/15/15	1,797,477
1,735,000	New York City Municipal Water Finance Authority, Water Utility Improvements Revenue, Series EE, Build America Bonds Taxable, Callable 6/15/20 @ 100, 6.491%, 6/15/42	1,747,770
2,900,000	New York, NY, Build America Bonds, Public Improvements G.O., Series G1, 4.774%, 3/1/20	2,875,930

		6,421,177

	Total Municipal Bonds (Cost $32,285,596)	28,487,899

U.S. GOVERNMENT AGENCIES (1.6%)
	Freddie Mac(d) (1.6%)
5,630,000	4.625%, 10/25/12	6,070,733

	Total U.S. Government Agencies (Cost $6,079,529)	6,070,733

U.S. TREASURY NOTES (1.8%)
2,071,000	3.250%, 7/31/16	2,092,520
1,205,000	4.500%, 5/15/38	1,169,038
3,932,000	4.500%, 8/15/39	3,796,837

	Total U.S. Treasury Notes (Cost $7,085,805)	7,058,395

FOREIGN GOVERNMENT BONDS (1.4%)
	Bahrain (0.5%)
1,970,000	Bahrain Government International Bond, 5.500%, 3/31/20(b)	1,954,620

	Qatar (0.5%)
1,890,000	Qatar Government International Bond, 4.000%, 1/20/15(b)	1,924,965

	South Africa (0.4%)
1,750,000	South Africa Government International Bond, 5.500%, 3/9/20	1,771,875

	Total Foreign Government Bonds (Cost $5,589,682)	5,651,460

Continued

BB&T Total Return Bond Fund

Schedule of Portfolio Investments — (continued)

March 31, 2010 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANY (6.0%)
23,392,448	Federated Treasury Obligations Fund, Institutional Shares	$23,392,448

	Total Investment Company (Cost $23,392,448)	23,392,448

Principal Amount
SECURITIES HELD AS COLLATERAL FOR SECURITIES ON LOAN (0.3%)
$ 1,819,800	Pool of Various Securities	1,360,436

	Total Securities Held as Collateral for Securities on Loan (Cost $1,819,800)	1,360,436

Total Investments — 107.0% (Cost $405,834,407)		416,758,455
Net Other Assets (Liabilities) — (7.0)%		(27,237,743)

NET ASSETS — 100.0%		$389,520,712

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2010. The maturity date reflected is the final maturity date.
(a)	Represents that all or a portion of the security was pledged as collateral for securities purchased on a when-issued basis.
(b)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.
(c)	Represents that all or a portion of the security was on loan as of March 31, 2010.
(d)	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Fannie Mae and Freddie Mac into conservatorship with FHFA as the conservator. The conservatorship is a statutory process designed to stabilize a troubled institution with the objective of returning the entities to normal business operations.
(e)	Represents a security purchased on a when-issued basis. At March 31, 2010, total cost of investments purchased on a when-issued basis for the Total Return Bond Fund was $27,323,511.
(f)	Security was fair valued under methods approved by the Board of Trustees.
(g)	Illiquid.

AMBAC — American Municipal Bond Insurance Corp.

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

GTD STD LNS — Guaranteed Student Loans

MTN — Medium Term Note

NATL — National

RE — Reinsurance

REIT — Real Estate Investment Trust

STEP — Step Coupon Bond

See accompanying notes to the financial statements.

BB&T Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (95.0%)
	Kentucky (95.0%)
$320,000	Boone County, KY, School District Finance Corp. Revenue, Callable 8/1/15 @ 100 (XLCA), OID, 4.000%, 8/1/17	$335,814
100,000	Bullitt County, KY, School District Finance Corp., Bullitt County School Building Revenue, Callable 3/1/18 @ 100, OID, 4.750%, 3/1/22	106,348
185,000	Campbell & Kenton Counties, KY, Sanitation District No. 1, Sewer Improvements Revenue, Callable 8/1/17 @ 100 (NATL-RE), 5.000%, 8/1/25	197,545
375,000	Casey County, KY, Public Properties Corp., First Mortgage Revenue, Judicial Center Project, Callable 8/1/12 @ 100, OID, 4.500%, 8/1/16	391,181
500,000	Christian County Public Courthouse Corp., KY, Court Facility Project Refunding Revenue (AMBAC), 4.000%, 8/1/16	531,300
300,000	Christian County, KY, Jennie Stuart Medical Center Revenue (Assured Guaranty), 5.250%, 2/1/18	320,844
330,000	Christian County, KY, School District Finance Corp., Energy Conservation Revenue, OID, 3.700%, 8/1/14	355,846
325,000	Cumberland County, KY, School District Finance Corp., Cumberland County School Building Revenue, Callable 6/1/18 @ 100, OID, 4.000%, 6/1/25	329,102
85,000	Grayson County, KY, Public Properties Corp., Judicial Center Project Public Improvement Revenue (CIFG), 4.375%, 9/1/17	89,803
500,000	Jefferson County, KY, School District Finance Corp., Jefferson County School Building Refunding Revenue, Series A (AGM), 5.250%, 1/1/19	566,640
100,000	Kenton County, KY, Public Properties Corp., First Mortgage Court Facilities Project Refunding Revenue (AMBAC), 4.125%, 3/1/16	107,799
30,000	Kentucky Area Development Districts Financing, City of Ewing Trust Lease Program Revenue, Series E, Callable 6/1/10 @ 102 (Wachovia Bank N.A.), 5.400%, 6/1/14	30,733
500,000	Kentucky Asset/Liability Commission, Project Notes-Federal Highway Transit Revenue, First Series (NATL-RE), 4.500%, 9/1/17	549,530
500,000	Kentucky Asset/Liability Commission, Project Notes-First Series Revenue (NATL-RE), 5.000%, 5/1/13	550,050
300,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Refunding Revenue, Series A, Callable 10/1/17 @ 100 (AMBAC), 5.000%, 10/1/18	332,337
480,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Revenue (NATL-RE FGIC), 5.000%, 10/1/15	541,699
510,000	Kentucky Asset/Liability Commission, University of Kentucky Project Notes Revenue, Series B, Callable 10/1/17 @ 100, 5.000%, 10/1/21	544,027

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$500,000	Kentucky Economic Development Finance Authority, Baptist Healthcare System Revenue, Series A, Callable 8/15/18 @ 100, OID, 4.750%, 8/15/19	$529,355
510,000	Kentucky Economic Development Finance Authority, Catholic Health Initiatives Revenue, Series A, Prerefunded 6/1/10 @ 101, OID, 5.750%, 12/1/15	519,598
500,000	Kentucky Economic Development Finance Authority, Catholic Health Revenue, Series B, 5.000%, 5/1/39*	551,515
500,000	Kentucky Economic Development Finance Authority, Owensboro Medical Health System Refunding Revenue, Series A, 5.000%, 6/1/16	508,375
555,000	Kentucky Economic Development Finance Authority, Saint Elizabeth Medical Center, Inc. Refunding Revenue, Series A, Callable 5/1/19 @ 100, OID, 5.000%, 5/1/24	557,792
250,000	Kentucky Housing Corp. Refunding Revenue, Series B, 2.950%, 7/1/15	252,790
75,000	Kentucky Housing Corp. Refunding Revenue, Series F, Callable 7/1/13 @ 100, 4.850%, 1/1/24	76,006
500,000	Kentucky Housing Corp. Revenue, Series A, Callable 7/1/19 @ 100, 3.650%, 7/1/20	492,410
165,000	Kentucky Municipal Power Agency, Prairie State Project Revenue, Series A (NATL-RE), 5.250%, 9/1/17	182,997
255,000	Kentucky Municipal Power Agency, Prairie State Project Revenue, Series A, Callable 9/1/17 @ 100 (NATL-RE), 5.250%, 9/1/20	273,296
200,000	Kentucky State Property & Buildings Commission, Project No. 66 Revenue, Series A, Prerefunded 5/1/10 @ 100 (NATL-RE), OID, 5.500%, 5/1/15	200,866
200,000	Kentucky State Property & Buildings Commission, Project No. 73 Road Funding Revenue, 5.250%, 11/1/11	213,610
395,000	Kentucky State Property & Buildings Commission, Project No. 76 Refunding Revenue (AMBAC), 5.500%, 8/1/21	453,598
530,000	Kentucky State Property & Buildings Commission, Project No. 81 Revenue, Callable 11/1/13 @ 100 (AMBAC), 5.000%, 11/1/16	580,376
475,000	Kentucky State Property & Buildings Commission, Project No. 83 Refunding Revenue (AMBAC), 5.000%, 10/1/19	528,105
130,000	Kentucky Turnpike Authority Revenue, Series B (AMBAC), 5.000%, 7/1/15	147,467
250,000	Kentucky Turnpike Authority, Revitalization Project Refunding Revenue, Series A (AMBAC), 5.500%, 7/1/12	274,318
70,000	Kentucky Turnpike Authority, Revitalization Project Refunding Revenue, Series A (AMBAC), 5.500%, 7/1/15	81,128
260,000	Knott County, KY, Recreational Facilities Improvements Youth & Recreation Center Project G.O., 5.000%, 9/1/12	273,458

Continued

BB&T Kentucky Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$ 45,000	Larue County, KY, School District Finance Corp., Larue County School Building Revenue (NATL-RE), 4.250%, 7/1/15	$49,502
415,000	Laurel County, KY, Judicial Center Public Properties Corp. Revenue, Callable 3/1/18 @ 100, OID, 4.500%, 3/1/24	428,010
400,000	Louisville & Jefferson County, KY, Metropolitan Government First Mortgage Christian Church Homes Revenue, Callable 5/7/10 @ 100, OID, 6.125%, 11/15/18	400,220
605,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 5/15/15 @ 100 (AGM), 5.000%, 5/15/19	656,613
730,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Refunding Revenue, Series A, Callable 5/15/19 @ 100, 5.000%, 5/15/20	801,394
590,000	Louisville & Jefferson County, KY, Metropolitan Sewer District, Sewer Revenue, Series A, Callable 11/15/11 @ 101 (NATL-RE), 5.500%, 5/15/34	617,824
240,000	Monroe County, KY, School District Finance Corp., Monroe County School Building Revenue, Callable 5/7/10 @ 101, OID, 4.300%, 10/1/18	240,814
275,000	Monroe County, KY, School District Finance Corp., Monroe County School Building Revenue, Callable 6/1/11 @ 101, OID, 4.600%, 6/1/15	285,381
765,000	Muhlenberg County, KY, Public Improvements G.O., Callable 2/1/11 @ 100, 4.000%, 8/1/14	768,550
535,000	Owensboro, KY, Water Refunding & Improvements Revenue, Callable 9/15/18 @ 100 (Assured Guaranty), 5.250%, 9/15/21	593,866
585,000	Owensboro-Daviess County, KY, Regional Water Resource Agency Refunding & Improvements Revenue, Series A (XLCA), 4.000%, 1/1/16	618,199
655,000	Pulaski County, KY, Public Properties Corp. First Mortgage Revenue, Administration Office of the Court Judicial Facility, Callable 12/1/18 @ 100, OID, 5.500%, 12/1/24	727,436
250,000	Pulaski County, KY, Public Properties Corp. First Mortgage Revenue, Administration Office of the Court Judicial Facility, Callable 12/1/18 @ 100, OID, 5.625%, 12/1/25	278,930
235,000	Somerset, KY, Independent School District Finance Corp., School Building Revenue, Callable 5/7/10 @ 101, 4.100%, 10/1/15	236,579
395,000	Trimble County, KY, School District Finance Corp., Trimble County School Building Revenue, Callable 4/1/12 @ 100, OID, 4.600%, 4/1/16	410,950

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Kentucky — (continued)
$500,000	Versailles, KY, Water Utility Improvements Revenue, Callable 12/1/11 @ 101 (NATL-RE), 4.250%, 12/1/13	$522,095
375,000	Warren County, KY, Community Hospital Corp. Project Refunding Revenue, Series A, 5.000%, 8/1/14	398,782
380,000	Warren County, KY, Community Hospital Corp. Project Refunding Revenue, Series A, 5.000%, 8/1/17	390,062
500,000	Western Kentucky University, KY, General Receipts Revenue (Assured Guaranty), 3.000%, 9/1/13	519,840

	Total Municipal Bonds (Cost $20,851,088)	21,522,705

Shares
INVESTMENT COMPANY (6.0%)
1,367,993	Federated Tax-Free Obligations Fund, Institutional Class	1,367,993

	Total Investment Company (Cost $1,367,993)	1,367,993

Total Investments — 101.0% (Cost $22,219,081)		22,890,698
Net Other Assets (Liabilities) — (1.0)%		(220,580)

NET ASSETS — 100.0%		$22,670,118

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2010. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

CIFG — CDC IXIS Financial Guarantee

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

N.A. — North America

NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying notes to the financial statements.

BB&T Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (92.6%)
	District of Columbia (3.2%)
$755,000	Washington, D.C., Metropolitan Area Transit Authority, Refunding Revenue (NATL-RE), 5.000%, 7/1/12	$817,348
260,000	Washington, D.C., Metropolitan Area Transit Authority, Refunding Revenue (NATL-RE), 5.000%, 1/1/13	284,494
20,000	Washington, D.C., Metropolitan Area Transit Authority, Refunding Revenue (NATL-RE), 5.000%, 1/1/14	22,233

		1,124,075

	Maryland (89.4%)
375,000	Anne Arundel County, MD, G.O., Prerefunded 3/1/12 @ 100, 5.375%, 3/1/13	407,438
580,000	Baltimore County, MD, Water Utility Improvements, Metropolitan District, 71st Issue G.O., 5.000%, 2/1/17	669,007
175,000	Baltimore, MD, Waste Water Project Revenue, Series D, Callable 7/1/17 @ 100 (AMBAC), 5.000%, 7/1/18	193,975
500,000	Cecil County, MD, Construction Public Improvements G.O., 4.000%, 6/1/18	536,785
105,000	Cumberland County, MD, G.O., Public Improvements (Assured Guaranty), 4.000%, 9/1/14	115,698
125,000	Cumberland County, MD, G.O., Public Improvements (Assured Guaranty), 4.125%, 9/1/16	137,408
500,000	Frederick County, MD, Consolidated Public Improvements G.O., Series A, 4.000%, 2/1/18	539,005
500,000	Frederick County, MD, Public Facilities Improvements G.O., 5.000%, 6/1/16	571,685
250,000	Frederick, MD, Public Improvements G.O., Series A, 4.000%, 3/1/19	268,820
200,000	Frederick, MD, Public Improvements G.O., Series A, Callable 3/1/19 @ 100, OID, 4.500%, 3/1/24	212,318
500,000	Harford County, MD, G.O., Public Improvements, Callable 7/15/15 @ 100, 5.000%, 7/15/23	536,875
445,000	Howard County, MD, Construction & Public Improvements Refunding G.O., Series A, 4.000%, 4/15/17	486,002
100,000	Maryland Community Development Administration, Residential Housing Refunding Revenue, Series C, 3.850%, 9/1/15	105,535
375,000	Maryland Community Development Administration, Residential Housing Revenue, Series A, 3.300%, 9/1/17	380,351
290,000	Maryland Community Development Administration, Residential Housing Revenue, Series A, 3.550%, 9/1/18	294,794
465,000	Maryland Community Development Administration, Residential Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.400%, 9/1/24	474,165
600,000	Maryland Community Development Administration, Residential Housing Revenue, Series A, Callable 9/1/18 @ 100, 4.750%, 9/1/29	604,536

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$250,000	Maryland Community Development Administration, Residential Housing Revenue, Series B, 3.750%, 9/1/14	$265,820
100,000	Maryland Community Development Administration, Residential Housing Revenue, Series G, Callable 3/1/17 @ 100, 4.300%, 9/1/17	104,668
250,000	Maryland Economic Development Corp., Electricity Lights & Power Improvements Revenue, Callable 3/1/19 @ 100, 6.200%, 9/1/22	283,278
250,000	Maryland Economic Development Corp., Lutheran World Relief Refugee Refunding Revenue, Callable 4/1/17 @ 100, 5.250%, 4/1/19	255,728
490,000	Maryland Economic Development Corp., University of Maryland College Park Projects Refunding Revenue (CIFG), 5.000%, 6/1/13	517,097
150,000	Maryland Economic Development Corp., University of Maryland College Park Projects Refunding Revenue (CIFG), 5.000%, 6/1/16	155,544
290,000	Maryland Health & Higher Educational Facilities Authority, Anne Arundel Health System Revenue, OID, 4.000%, 7/1/18	285,183
250,000	Maryland Health & Higher Educational Facilities Authority, Anne Arundel Health System Revenue, OID, 4.250%, 7/1/19	247,442
245,000	Maryland Health & Higher Educational Facilities Authority, Board of Child Care Revenue, Callable 7/1/12 @ 100, 5.500%, 7/1/13	261,751
210,000	Maryland Health & Higher Educational Facilities Authority, Carroll County General Hospital Revenue, Callable 7/1/12 @ 100, 6.000%, 7/1/16	220,601
250,000	Maryland Health & Higher Educational Facilities Authority, Carroll County General Hospital Revenue, Callable 7/1/12 @ 100, 6.000%, 7/1/20	257,972
65,000	Maryland Health & Higher Educational Facilities Authority, Helix Health Issue Refunding Revenue (AMBAC), OID, 5.125%, 7/1/12	71,118
885,000	Maryland Health & Higher Educational Facilities Authority, Helix Health Issue Refunding Revenue (AMBAC), OID, 5.000%, 7/1/27	1,008,829
60,000	Maryland Health & Higher Educational Facilities Authority, Howard County General Hospital Refunding Revenue, Callable 5/7/10 @ 100, OID, 5.500%, 7/1/13	63,655
700,000	Maryland Health & Higher Educational Facilities Authority, Johns Hopkins Health System Revenue, 5.000%, 5/15/46*	764,372
750,000	Maryland Health & Higher Educational Facilities Authority, Lifebridge Health Refunding Revenue, 5.000%, 7/1/15	823,860
195,000	Maryland Health & Higher Educational Facilities Authority, Medlantic / Helix Issue Revenue, Series B, Callable 5/7/10 @ 100 (AMBAC), 5.250%, 8/15/13	195,474

Continued

BB&T Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$550,000	Maryland Health & Higher Educational Facilities Authority, Medstar Health Refunding Revenue, Callable 8/15/14 @ 100, OID, 5.375%, 8/15/24	$560,571
310,000	Maryland Health & Higher Educational Facilities Authority, Memorial Hospital at Easton Revenue, Callable 5/7/10 @ 100 (NATL-RE), OID, 4.700%, 7/1/19	310,112
135,000	Maryland Health & Higher Educational Facilities Authority, Mercy Ridge Refunding Revenue, Callable 7/1/17 @ 100, 4.750%, 7/1/34	119,378
300,000	Maryland Health & Higher Educational Facilities Authority, Mercy Ridge Revenue, Series A, Prerefunded 4/1/13 @ 101, 6.000%, 4/1/35	344,241
100,000	Maryland Health & Higher Educational Facilities Authority, North Arundel Hospital Revenue, Prerefunded 7/1/10 @ 101, OID, 6.500%, 7/1/31	102,529
320,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Revenue, 5.000%, 7/1/15	352,003
430,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Revenue, Callable 7/1/16 @ 100, 5.000%, 7/1/20	449,191
635,000	Maryland Health & Higher Educational Facilities Authority, Peninsula Regional Medical Center Revenue, Callable 7/1/16 @ 100, 5.000%, 7/1/26	649,307
400,000	Maryland Health & Higher Educational Facilities Authority, Suburban Hospital Refunding Revenue, Series A, 5.500%, 7/1/13	443,028
60,000	Maryland Health & Higher Educational Facilities Authority, Union Hospital of Cecil County Refunding Revenue, Callable 5/7/10 @ 100, 4.700%, 7/1/10	60,173
330,000	Maryland Health & Higher Educational Facilities Authority, Union Hospital of Cecil County Refunding Revenue, Callable 5/7/10 @ 100, 4.800%, 7/1/11	330,891
150,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical Revenue, Prerefunded 7/1/11 @ 100, OID, 5.250%, 7/1/34	158,633
400,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, 5.000%, 7/1/19	424,768
250,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, Prerefunded 7/1/12 @ 100, 5.750%, 7/1/17	276,292
285,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, Series F, 5.000%, 7/1/15	313,067

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$500,000	Maryland Health & Higher Educational Facilities Authority, University of Maryland Medical System Refunding Revenue, Series F, Callable 7/1/18 @ 100, 5.250%, 7/1/21	$526,625
320,000	Maryland Health & Higher Educational Facilities Authority, Washington County Hospital Revenue, 5.000%, 1/1/17	324,182
300,000	Maryland Health & Higher Educational Facilities Authority, Western Maryland Health System Refunding Revenue, Series A (NATL-RE FHA), 4.000%, 1/1/12	311,208
245,000	Maryland State Department of Transportation County Transportation, Transit Improvements Revenue, Second Issue, 5.000%, 6/1/18	281,779
300,000	Maryland State Department of Transportation, County Transportation Transit Improvements Revenue, 5.250%, 12/15/17	352,110
500,000	Maryland State Department of Transportation, County Transportation Transit Improvements Revenue, Second Issue, Callable 9/1/18 @ 100, 5.000%, 9/1/23	554,525
955,000	Maryland State Transportation Authority Grant & Revenue Anticipate, MD Transit Improvements Revenue, 5.000%, 3/1/16	1,093,274
1,000,000	Maryland State Transportation Authority, MD Transportation Facility Projects Revenue, Series A, 4.000%, 7/1/18	1,066,540
395,000	Maryland State, State & Local Facilities Loan Cash Flow Management G.O., Second Series, 5.000%, 8/1/11	418,514
500,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, 5.500%, 3/1/12	544,545
500,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, 5.000%, 3/1/16	575,165
300,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, 5.000%, 3/15/16	345,306
275,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., First Series, Prerefunded 3/15/17 @ 100, 5.000%, 3/15/22	319,630
590,000	Maryland State, State & Local Facilities Loan Public Improvements G.O., Second Series, Callable 7/15/18 @ 100, 5.000%, 7/15/23	658,068
250,000	Maryland Water Quality Financing Administration, Revolving Loan Fund Sewer Improvements Revenue, 5.000%, 3/1/18	282,662
250,000	Montgomery County Housing Opportunities Commission, Housing Refunding Revenue, Series A, Callable 1/1/16 @ 100 (FHA/VA Mortgages), 3.800%, 7/1/16	258,542
250,000	Montgomery County Housing Opportunities Commission, Local Housing Revenue, Series A, 3.700%, 7/1/14	264,920
250,000	Montgomery County, MD, Construction & Public Improvements G.O., Prerefunded 2/1/11 @ 101, 4.750%, 2/1/12	261,513

Continued

BB&T Maryland Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$170,000	Montgomery County, MD, Construction & Public Improvements G.O., Prerefunded 2/1/11 @ 101, OID, 4.750%, 2/1/16	$177,829
500,000	Montgomery County, MD, Construction & Public Improvements G.O., Series A, Callable 6/1/15 @ 100, 5.000%, 6/1/24	536,170
445,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 5/1/15	513,263
700,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 7/1/15	809,438
370,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, 5.000%, 7/1/17	428,715
270,000	Montgomery County, MD, Construction & Public Improvements Refunding G.O., Series A, Callable 7/1/15 @ 100, 5.000%, 7/1/18	298,247
300,000	Ocean City, MD, Public Improvements G.O. (NATL-RE FGIC), Prerefunded 3/1/11 @ 101, OID, 4.600%, 3/1/15	314,328
320,000	Ocean City, MD, Public Improvements G.O. (NATL-RE FGIC), Prerefunded 3/1/11 @ 101, OID, 4.750%, 3/1/17	335,722
250,000	Prince Georges County, MD, Construction & Public Improvements G.O., 5.000%, 10/1/14	286,705
500,000	Talbot County, MD, Public Improvements G.O., 5.000%, 12/15/16	577,345
50,000	University System of Maryland, Auxiliary Facilities & Tuition Refunding Revenue, Series A, 5.000%, 4/1/15	57,412
50,000	University System of Maryland, Auxiliary Facilities & Tuition Revenue, Series A, Callable 4/1/19 @ 100, 4.000%, 4/1/22	51,701
500,000	University System of Maryland, Auxiliary Facility & Tuition Revenue, Unrefunded Balance, Series A, Callable 4/1/12 @ 100, 5.250%, 4/1/17	536,805
275,000	Washington Suburban Sanitation District, MD, Sewer Disposal Refunding G.O., 5.000%, 6/1/12	299,527
100,000	Washington Suburban Sanitation District, MD, Water Supply Refunding G.O., Prerefunded 6/1/11 @ 100, OID, 4.700%, 6/1/18	104,871

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Maryland — (continued)
$425,000	Westminster, MD, McDaniel College, Inc. Revenue, Callable 11/1/16 @ 100, 5.000%, 11/1/22	$431,409

		31,409,568

	Total Municipal Bonds (Cost $31,263,758)	32,533,643

Shares
INVESTMENT COMPANY (6.5%)
2,293,508	Federated Treasury Obligations Fund, Institutional Shares	2,293,508

	Total Investment Company (Cost $2,293,508)	2,293,508

Total Investments — 99.1% (Cost $33,557,266)		34,827,151
Net Other Assets (Liabilities) — 0.9%		299,784

NET ASSETS — 100.0%		$35,126,935

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2010. The maturity date reflected is the final maturity date.

AMBAC — American Municipal Bond Insurance Corp.

CIFG — CDC IXIS Financial Guarantee

FGIC — Financial Guaranty Insurance Corp.

FHA — Federal Housing Authority

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

VA — Veterans Administration

See accompanying notes to the financial statements.

BB&T North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.4%)
	North Carolina (96.4%)
$1,000,000	Alamance County, NC, School Improvements G.O., Callable 2/1/16 @ 100, 5.000%, 2/1/19	$1,107,670
1,760,000	Albemarle, NC, Hospital Authority Refunding Revenue, OID, 4.500%, 10/1/11	1,753,699
1,045,000	Albemarle, NC, Hospital Authority Refunding Revenue, OID, 4.500%, 10/1/12	1,038,908
1,150,000	Bladen County, NC, School Improvements G.O., Prerefunded 5/1/10 @ 101.50 (AGM), 5.600%, 5/1/13	1,172,356
1,065,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100 (XLCA), 5.000%, 6/1/18	1,089,442
775,000	Broad River Water Authority, NC, Water System Refunding Revenue, Callable 6/1/15 @ 100 (XLCA), 5.000%, 6/1/19	787,175
2,975,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, 4.000%, 1/1/15	3,227,786
1,700,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, Callable 1/1/19 @ 100, 5.000%, 1/1/23	1,843,973
1,000,000	Cabarrus County, NC, Installment Financing Contract Certificate of Participation, Series C, Callable 6/1/18 @ 100, OID, 5.000%, 6/1/23	1,079,300
1,135,000	Cape Fear Public Utility Authority, NC, Water & Sewer System Revenue, Callable 8/1/18 @ 100, 5.000%, 8/1/26	1,223,882
1,015,000	Catawba County, NC, Public School & Community College Improvements Projects Certificate of Participation, Callable 6/1/14 @ 100 (NATL-RE), 5.250%, 6/1/23	1,056,310
1,000,000	Charlotte, NC, Airport Revenue, Series A, Callable 7/1/20 @ 100, 5.000%, 7/1/27	1,024,110
1,280,000	Charlotte, NC, Storm Water Fee Public Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/20	1,408,934
1,000,000	Charlotte, NC, Storm Water Fee Public Improvements Revenue, Callable 6/1/16 @ 100, 5.000%, 6/1/23	1,086,090
1,490,000	Charlotte-Mecklenburg Hospital Authority, NC, Carolinas Health Care System Refunding Revenue, Series A, 5.000%, 1/15/17	1,611,778
3,145,000	Charlotte-Mecklenburg Hospital Authority, NC, Carolinas Health Care System Revenue, Series A, Prerefunded 1/15/15 @ 100, OID, 5.000%, 1/15/45	3,605,334
2,000,000	Concord, NC, Refunding Revenue, Series B, Callable 12/1/19 @ 100, 5.000%, 12/1/22	2,185,940
1,180,000	Cumberland County, NC, County Improvements Projects Certificate of Participation, Series A, Callable 12/1/19 @ 100, OID, 4.875%, 12/1/25	1,249,514
2,710,000	Cumberland County, NC, Refunding G.O. (NATL-RE), 5.000%, 5/1/13	3,015,905
2,205,000	Cumberland County, NC, Refunding G.O. (NATL-RE), 5.000%, 5/1/14	2,506,446
610,000	Dare County, NC, Certificates of Participation (AMBAC), 4.000%, 6/1/15	647,045
1,270,000	Davidson County, NC, G.O., Callable 6/1/17 @ 100 (AGM), 5.000%, 6/1/25	1,377,696

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$2,000,000	Durham County, NC, Public Improvements Certificate of Participation, Series A, Callable 6/1/19 @ 100, 5.000%, 6/1/24	$2,162,000
1,000,000	Durham, NC, Water & Sewer Utilities System Revenue, Callable 6/1/11 @ 101, 5.000%, 6/1/12	1,057,540
2,000,000	Fayetteville, NC, Public Works Commission Refunding Revenue, Series A, 5.000%, 3/1/16	2,262,800
1,000,000	Gaston County, NC, Refunding G.O., Series C, 3.500%, 6/1/20	1,018,250
1,000,000	Gastonia, NC, Combined Utilities Systems Refunding Revenue (NATL-RE), 5.000%, 5/1/10	1,003,550
400,000	Goldsboro, NC, Sewer Improvements G.O., Callable 5/7/10 @ 102, 4.250%, 6/1/13	408,912
1,455,000	Greenville, NC, Greenville Enterprise Systems Refunding Revenue (AGM), 5.500%, 9/1/10	1,485,715
2,075,000	Guilford County, NC, Public Improvements G.O., Series B, Prerefunded 10/1/10 @ 102, OID, 5.250%, 10/1/15	2,168,250
480,000	Haywood County, NC, School Improvements G.O., Callable 5/1/16 @ 100 (XLCA), 5.000%, 5/1/17	533,290
1,000,000	Henderson County, NC, Certificates of Participation, Series A (AMBAC), 5.000%, 6/1/16	1,081,240
370,000	High Point, NC, High Point Combined Enterprise Systems Revenue, Callable 11/1/18 @ 100 (AGM), 5.000%, 11/1/26	395,811
1,180,000	Iredell County Public Facilities Corp., NC, School Projects Revenue, Prerefunded 6/1/10 @ 101 (AMBAC), 6.000%, 6/1/14	1,203,069
830,000	Iredell County, NC, School Projects Certificate of Participation (AGM), 5.250%, 6/1/17	946,715
850,000	Johnston County, NC, Public Improvements G.O., Callable 2/1/15 @ 100 (NATL-RE FGIC), 5.250%, 2/1/16	962,310
1,110,000	Johnston Memorial Hospital Authority Revenue (AGM FHA), 5.000%, 10/1/16	1,199,688
800,000	Lincolnton, NC, Combined Enterprise System Refunding Revenue, Callable 5/1/15 @ 100 (XLCA), 5.000%, 5/1/17	825,664
590,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/13	652,221
1,000,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/15	1,118,530
1,435,000	Mooresville, NC, Telecommunications Improvements Certificate of Participation, 5.000%, 9/1/16	1,594,271
1,000,000	New Hanover County, NC, New Hanover Regional Medical Center Project Revenue, Callable 5/7/10 @ 101 (NATL-RE), 5.250%, 10/1/12	1,012,400
1,000,000	New Hanover County, NC, Regional Medical Center Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/21	1,052,930

Continued

BB&T North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,000,000	New Hanover County, NC, Regional Medical Center Revenue, Series A, Callable 10/1/19 @ 100 (AGM), 5.000%, 10/1/22	$1,048,950
50,000	North Carolina Capital Facilities Finance Agency, Brevard College Corp. Refunding Revenue, 4.250%, 10/1/15	45,470
1,905,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, 5.000%, 1/1/14	2,110,435
2,955,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series A, Callable 1/1/16 @ 100 (AMBAC), 5.250%, 1/1/20	3,118,027
2,000,000	North Carolina Eastern Municipal Power Agency, Power System Refunding Revenue, Series B, OID, 4.000%, 1/1/18	2,027,880
2,350,000	North Carolina Eastern Municipal Power Agency, Power System Revenue, Series A, OID, 6.400%, 1/1/21	2,908,572
2,100,000	North Carolina Infrastructure Finance Corp., Correctional Facilities Projects Revenue, Callable 10/1/13 @ 100, 5.000%, 10/1/19	2,233,203
5,000,000	North Carolina Infrastructure Finance Corp., Correctional Facilities Projects Revenue, Callable 10/1/13 @ 100, 5.000%, 10/1/20	5,288,900
950,000	North Carolina Medical Care Commission, First Mortgage Deerfield Revenue, Series A, Callable 11/1/18 @ 100, OID, 6.000%, 11/1/33	926,554
2,000,000	North Carolina Medical Care Commission, First Mortgage Givens Estates Revenue, Series A, Prerefunded 7/1/13 @ 101, OID, 6.500%, 7/1/32	2,340,620
1,265,000	North Carolina Medical Care Commission, Firsthealth Carolina Refunding Revenue, Series C, OID, 4.000%, 10/1/18	1,279,560
1,885,000	North Carolina Medical Care Commission, Health Care Housing ARC Projects Revenue, Series A (HUD Section 8), 4.650%, 10/1/14	1,909,430
1,460,000	North Carolina Medical Care Commission, Health Care Housing ARC Projects Revenue, Series A, Callable 10/1/14 @ 101 (HUD Section 8), 5.500%, 10/1/24	1,438,523
1,000,000	North Carolina Medical Care Commission, Mission Health Combine Group Refunding Revenue, Callable 10/1/17 @ 100 (AGM-CR), 5.000%, 10/1/25	1,033,010
3,000,000	North Carolina Medical Care Commission, North Carolina Baptist Hospital Refunding Revenue, 5.000%, 6/1/20	3,235,410
1,560,000	North Carolina Medical Care Commission, Novant Health Obligation Group Refunding Revenue, Group A, 5.000%, 11/1/13	1,719,494
1,910,000	North Carolina Medical Care Commission, Novant Health Obligation Group Refunding Revenue, Group A, Callable 11/1/13 @ 100, 5.000%, 11/1/14	2,081,556
1,000,000	North Carolina Medical Care Commission, Novant Health Refunding Revenue, Callable 11/1/13 @ 100 (AGM-CR), 5.000%, 11/1/15	1,058,820

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,000,000	North Carolina Medical Care Commission, Stanly Memorial Hospital Project Revenue, Callable 5/7/10 @ 101, OID, 6.250%, 10/1/19	$1,004,060
3,495,000	North Carolina Medical Care Commission, Universal Health System Refunding Revenue, Series E2, 6.000%, 12/1/36*	3,884,832
1,045,000	North Carolina Medical Care Commission, Wakemed Revenue, Series A, Callable 10/1/14 @ 100 (Assured Guaranty), 4.000%, 10/1/17	1,062,002
2,000,000	North Carolina Medical Care Commission, Wakemed Revenue, Series A, Callable 10/1/14 @ 100 (Assured Guaranty), 5.625%, 10/1/29	2,083,300
1,115,000	North Carolina Medical Care Commission, Wilson Medical Center Refunding Revenue, 5.000%, 11/1/17	1,154,794
1,690,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Series A, 5.250%, 1/1/13	1,850,956
1,000,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Series A, 5.250%, 1/1/17	1,115,800
910,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Power Refunding Revenue, Series A, Callable 1/1/18 @ 100, 5.250%, 1/1/20	990,799
1,470,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, Series A, Callable 1/1/13 @ 100 (AGM), 5.250%, 1/1/16	1,598,404
1,905,000	North Carolina Municipal Power Agency No. 1, Catawba Electric Revenue, Series A, Callable 1/1/13 @ 100 (NATL-RE), 5.250%, 1/1/19	2,031,397
1,000,000	North Carolina State University at Raleigh Revenue, Series B, 4.000%, 10/1/12	1,074,790
1,350,000	North Carolina State University at Raleigh Revenue, Series B, 4.000%, 10/1/14	1,486,742
500,000	North Carolina State University at Raleigh Revenue, Series B, 4.000%, 10/1/15	551,425
1,000,000	North Carolina State, Clean Water G.O., Series A, Callable 3/1/16 @ 100, 5.000%, 3/1/17	1,134,450
2,000,000	North Carolina State, Public Improvements G.O., Series A, Callable 3/1/17 @ 100, 5.000%, 3/1/20	2,232,640
2,925,000	North Carolina State, Refunding G.O., Series A, 5.000%, 9/1/16	3,387,910
2,350,000	North Carolina State, Refunding G.O., Series B, 5.000%, 4/1/17	2,717,470
1,000,000	North Carolina State, Repair & Renovation Project, Certificates of Participation, Series B, Callable 6/1/14 @ 100, 5.000%, 6/1/21	1,051,620
1,030,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements (NATL-RE), 5.000%, 3/1/16	1,164,127
1,585,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements (NATL-RE), 5.000%, 3/1/17	1,792,318
1,065,000	North Carolina State, Vehicle Grant Revenue, Highway Improvements, Callable 3/1/17 @ 100 (NATL-RE), 5.000%, 3/1/18	1,186,293

Continued

BB&T North Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$1,025,000	Onslow County, NC, G.O., Callable 4/1/18 @ 100, 5.000%, 4/1/26	$1,088,816
165,000	Onslow County, NC, School Project, Certificate of Participation, Callable 6/1/16 @ 100 (XLCA), 5.000%, 6/1/18	176,760
115,000	Onslow Water & Sewer Authority, Combined Enterprise Systems Revenue, Series A (NATL-RE), 5.000%, 6/1/18	127,190
1,520,000	Onslow Water & Sewer Authority, Combined Enterprise Systems Revenue, Series B, Callable 6/1/14 @ 100 (XLCA), 5.000%, 6/1/21	1,596,958
1,105,000	Orange County, NC, Public Improvements Project Certificates of Participation, Series A, Callable 4/1/16 @ 100 (AMBAC), 5.000%, 4/1/19	1,192,450
930,000	Pasquotank County, NC, Refunding Certificate of Participation (NATL-RE), 5.250%, 6/1/18	1,036,513
2,440,000	Pitt County, NC, Pitt County Memorial Hospital Project Refunding Revenue, Callable 5/7/10 @ 100, OID, 5.500%, 12/1/15	2,591,426
70,000	Pitt County, NC, School Improvements Revenue (Assured Guaranty), 4.000%, 4/1/18	71,750
2,205,000	Raleigh, NC, Combined Enterprise Systems Revenue, Callable 3/1/14 @ 100, 5.000%, 3/1/31	2,290,620
415,000	Randolph County, NC, Refunding Certificate of Participation (AGM), 5.000%, 6/1/15	468,672
1,390,000	Rockingham County, NC, Certificate of Participation (Assured Guaranty), 5.000%, 4/1/17	1,566,224
1,465,000	Stanly County, NC, Refunding G.O., 5.000%, 2/1/21	1,646,030
110,000	Surry County, NC, Northern Hospital District Revenue, 4.000%, 10/1/10	110,843
1,085,000	Surry County, NC, Northern Hospital District Revenue, Callable 4/1/18 @ 100, OID, 5.500%, 10/1/21	1,087,778
210,000	Surry County, NC, Northern Hospital District Revenue, OID, 4.000%, 10/1/11	214,080
805,000	Union County, NC, School Improvements G.O., Series A, Callable 3/1/19 @ 100, 4.000%, 3/1/22	830,406
4,610,000	Union County, NC, School Improvements G.O., Series D, Callable 3/1/17 @ 100 (NATL-RE), 5.000%, 3/1/19	5,157,484
1,355,000	University of North Carolina at Wilmington Revenue, Callable 1/1/13 @ 100 (AMBAC), 5.250%, 1/1/21	1,451,517
1,565,000	University of North Carolina System College Improvements Revenue, General Trust Indenture, Series C, 4.250%, 10/1/14	1,679,495
375,000	University of North Carolina System College Improvements Revenue, Series A (AMBAC), 5.000%, 4/1/14	415,298
1,020,000	University of North Carolina System College Improvements Revenue, Series A, Callable 10/1/16 @ 100 (NATL-RE), 5.000%, 10/1/17	1,116,206

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	North Carolina — (continued)
$ 500,000	University of North Carolina System College Improvements Revenue, Series B (AMBAC), 4.000%, 4/1/14	$530,930
2,000,000	University of North Carolina System College Improvements Revenue, Series B1, Callable 4/1/20 @ 100, 5.250%, 10/1/22	2,210,480
1,975,000	University of North Carolina System College Improvements Revenue, Series B2, 5.000%, 4/1/17	2,208,583
3,000,000	Wake County, NC, Public Improvements G.O., 5.000%, 3/1/12	3,240,000
1,075,000	Wake County, NC, Wake County Hospital Revenue (NATL-RE), OID, 5.125%, 10/1/13	1,177,201
1,000,000	Winston-Salem, NC, Water & Sewer System Refunding Revenue, Series A, Callable 6/1/17 @ 100, 5.000%, 6/1/19	1,122,930
1,000,000	Winston-Salem, NC, Water & Sewer Systems Refunding Revenue, Callable 6/1/15 @ 100, 5.000%, 6/1/20	1,105,700

	Total Municipal Bonds (Cost $161,088,539)	167,117,332

Shares
INVESTMENT COMPANY (2.2%)
3,817,579	Federated North Carolina Municipal Money Market Portfolio, Institutional Class	3,817,579

	Total Investment Company (Cost $3,817,579)	3,817,579

Total Investments — 98.6% (Cost $164,906,118)		170,934,911
Net Other Assets (Liabilities) — 1.4%		2,382,602

NET ASSETS — 100.0%		$173,317,513

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2010.The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

CR — Custodial Receipts

FGIC — Financial Guaranty Insurance Corp.

FHA — Federal Housing Authority

G.O. — General Obligation

HUD — Housing & Urban Development

NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying notes to the financial statements.

BB&T South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (97.0%)
	South Carolina (97.0%)
$615,000	Beaufort County, SC, New River Redevelopment Project Area Tax Increment Revenue, Callable 12/1/12 @ 100 (NATL-RE), 5.500%, 6/1/16	$675,258
785,000	Beaufort-Jasper Water & Sewer Authority, SC, Refunding & Improvements Revenue, Callable 3/1/17 @ 101 (AGM), 4.750%, 3/1/25	823,394
505,000	Bennettsville, SC, Combined Utility Systems, Refunding & Improvements Revenue, Callable 2/1/14 @ 100 (AMBAC), OID, 3.625%, 2/1/16	518,438
250,000	Camden, SC, Public Utilities Improvements Refunding Revenue (NATL-RE FGIC), OID, 3.500%, 3/1/12	260,192
180,000	Cayce, SC, Waterworks & Sewer Revenue Refunding & Improvements Revenue, Series A (XLCA), 4.250%, 7/1/13	194,420
125,000	Cayce, SC, Waterworks & Sewer Revenue Refunding & Improvements Revenue, Series A (XLCA), 4.500%, 7/1/15	137,038
735,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/16	828,352
185,000	Cayce, SC, Waterworks & Sewer Systems Refunding & Improvements Revenue, Series A (XLCA), 5.250%, 7/1/17	208,147
465,000	Charleston County, SC, Charleston Public Facilities Corp., Refunding Certificate Participation, Callable 6/1/15 @ 100 (NATL-RE), 5.125%, 6/1/18	506,785
310,000	Charleston County, SC, Hospital Facilities Care Alliance Health Revenue, Series B1 (AGM), 5.000%, 8/15/16	334,651
200,000	Clarendon County, Public Improvements G.O., Callable 4/1/10 @ 101 (NATL-RE FGIC), OID, 4.250%, 3/1/15	202,230
160,000	Coastal Carolina University, SC, Refunding Revenue (XLCA), 4.000%, 6/1/17	165,170
215,000	College of Charleston, SC, Academic & Administrative Facilities Revenue, Series D (XLCA), 4.250%, 4/1/12	226,163
485,000	College of Charleston, SC, Academic & Administrative Facilities Revenue, Series D (XLCA), 4.500%, 4/1/17	515,904
120,000	Colleton County, SC, School Improvements G.O., Callable 5/7/10 @ 100.5 (AGM, State Aid Withholding), OID, 4.200%, 3/1/12	120,872
155,000	Darlington County, SC, Correctional Facilities Improvements G.O., Callable 5/7/10 @ 100 (AMBAC), 4.000%, 3/1/11	155,409
660,000	Dorchester County, SC, Refunding G.O., Callable 4/1/19 @ 100, 3.500%, 4/1/20	671,240
325,000	Dorchester County, SC, Transition Projects G.O., Series A (XLCA), 5.000%, 5/1/14	362,732
345,000	Dorchester County, SC, Transition Projects G.O., Series A (XLCA), 5.000%, 5/1/15	387,801
275,000	Dorchester County, SC, Waterworks Revenue (NATL-RE), 5.000%, 10/1/15	305,715

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$670,000	Easley, SC, Combined Utility System Refunding Revenue, Callable 12/1/19 @ 100 (Assured Guaranty), 5.000%, 12/1/24	$737,523
200,000	Educational Facilities Authority, SC, Wofford College Revenue, Series A, 4.000%, 4/1/15	209,792
125,000	Educational Facilities Authority, SC, Wofford College Revenue, Series A, 4.250%, 4/1/17	129,558
630,000	Florence County, SC, McLeod Regional Medical Center Project, Refunding Revenue, Series A, Callable 5/7/10 @ 101 (NATL-RE), 5.250%, 11/1/11	638,051
100,000	Florence, SC, New Public Housing Authority Revenue (U.S. Government Guaranteed), 5.750%, 8/1/10	101,830
440,000	Fort Mill School Facilities Corp., SC, Installment Purchase Revenue, 5.000%, 12/1/12	472,864
335,000	Fort Mill School Facilities Corp., SC, Installment Purchase Revenue, Callable 12/1/16 @ 100, 5.250%, 12/1/18	355,991
260,000	Georgetown County School District, SC, Refunding G.O., Series B, Callable 3/1/12 @ 102 (AGM, SCSDE), 5.000%, 3/1/16	281,957
100,000	Greenville, SC, Sewer System Revenue, Callable 4/1/12 @ 100 (NATL-RE), OID, 4.600%, 4/1/15	104,741
380,000	Greenville, SC, Waterworks Revenue, Callable 2/1/13 @ 100, 5.250%, 2/1/19	419,098
445,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 4.875%, 10/1/22	440,692
530,000	Greenwood County, SC, Self Regional Healthcare Revenue, Callable 10/1/19 @ 100, OID, 5.000%, 10/1/23	527,429
250,000	Horry County School District, SC, School Improvements G.O., Series A, Prerefunded 3/1/12 @ 100 (SCSDE), 5.375%, 3/1/15	271,325
375,000	Horry County, SC, Correctional Facilities Improvements G.O., Callable 3/1/18 @ 100, OID, 4.125%, 3/1/22	388,106
215,000	Kershaw County, SC, Correctional Facilities Improvements G.O., Series A, Callable 5/7/10 @ 100 (AGM, State Aid Withholding), 4.000%, 4/1/12	215,452
305,000	Kershaw County, SC, Correctional Facilities Improvements G.O., Series A, Callable 5/7/10 @ 100 (AGM, State Aid Withholding), 4.000%, 4/1/13	305,576
500,000	Kershaw County, SC, Public Schools Foundation Installment Power, Refunding Revenue, Kershaw County School District Project (CIFG), 5.000%, 12/1/16	544,910
415,000	Laurens County School District No. 55, SC, Refunding Revenue, Callable 12/1/15 @ 100, 5.250%, 12/1/24	409,543
840,000	Lexington County, SC, Health Services District Income Hospital Refunding Revenue, 5.000%, 11/1/15	917,314
800,000	Lexington County, SC, School District No. 1, Refunding G.O., Callable 3/1/17 @ 100 (SCSDE), 5.125%, 3/1/21	884,192

Continued

BB&T South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$500,000	Lexington County, SC, School District No. 3, Refunding G.O., Callable 3/1/12 @ 102 (AGM), 5.000%, 3/1/16	$542,225
500,000	Medical University Hospital Authority, SC, Refunding Revenue, Series A, 6.000%, 8/15/12	557,405
115,000	Myrtle Beach, SC, Public Improvements G.O., Series A (Assured Guaranty), 5.000%, 3/1/18	132,330
365,000	Myrtle Beach, SC, Recreational Facilities Improvements, Special Tax Revenue, 4.000%, 3/1/19	372,880
100,000	Newberry County, SC, Newberry County Memorial Hospital Refunding Revenue (Radian), OID, 3.500%, 12/1/10	100,509
310,000	Newberry Investing in Children’s Education, SC, Newberry County School District Project Revenue, 5.000%, 12/1/12	328,380
590,000	Newberry Investing in Children’s Education, SC, Newberry County School District Project Revenue, 5.250%, 12/1/14	636,970
750,000	Oconee County, SC, Duke Power Co. Project Refunding Revenue, 3.600%, 2/1/17	763,688
420,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue (NATL-RE), OID, 5.375%, 1/1/25	476,448
830,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue, Series A3, 5.000%, 1/1/16	906,949
285,000	Piedmont Municipal Power Agency, SC, Power System Refunding Revenue, Series A3 (Assured Guaranty), 5.000%, 1/1/18	312,568
275,000	Richland County School District No. 1, SC, G.O., Callable 3/1/13 @ 101 (AGM, SCSDE), OID, 4.750%, 3/1/27	282,200
500,000	Richland County School District No. 2, SC, School Improvements G.O., Series B, Callable 2/1/12 @ 100 (NATL-RE FGIC, SCSDE), 5.000%, 2/1/21	530,030
205,000	Scago Educational Facilities Corp. for Colleton School District, SC, School Improvements Revenue (Assured Guaranty), 5.000%, 12/1/15	230,256
425,000	Scago Educational Facilities Corp. for Pickens School District, SC, Pickens County Project Revenue (AGM), 5.000%, 12/1/14	470,722
500,000	Scago Public Facilities Corp. for Georgetown County Project, Refunding Revenue, Series A, 4.000%, 12/1/17	501,715
500,000	Scago Public Facilities Corp. for Georgetown County Project, Refunding Revenue, Series A, 5.000%, 12/1/19	530,505
250,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions of Higher Learning, SC, Furman University Revenue, 5.000%, 10/1/18	275,530
205,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions, Wofford College Project Revenue, 4.000%, 4/1/15	216,306
190,000	South Carolina Educational Facilities Authority for Private Nonprofit Institutions, Wofford College Project Revenue, 4.000%, 4/1/16	197,659

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$525,000	South Carolina Jobs-Economic Development Authority, Anderson Area Medical Center Revenue, Callable 4/5/10 @ 100.5 (AGM), 5.500%, 2/1/11	$527,919
350,000	South Carolina Jobs-Economic Development Authority, Coastal Housing Foundation Revenue, Series A, OID, 5.500%, 4/1/20	355,789
775,000	South Carolina Jobs-Economic Development Authority, Kershaw County Medical Center Project Revenue, OID, 5.000%, 9/15/18	769,714
250,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement-AnMed Health Revenue, 5.000%, 2/1/16	268,665
550,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement-AnMed Health Revenue, Series B (Assured Guaranty), 5.000%, 2/1/19	584,122
135,000	South Carolina Jobs-Economic Development Authority, Refunding & Improvement- Palmetto Health Facilities Revenue, Series C, 6.000%, 8/1/12	145,140
535,000	South Carolina Jobs-Economic Development Authority, Tuomey Medical Center Refunding Revenue (CIFG), 5.000%, 11/1/12	557,491
150,000	South Carolina State Public Service Authority, Electricity Lights & Power Refunding & Improvements Revenue, Series A, Callable 1/1/12 @ 101 (AGM), 5.250%, 1/1/17	160,893
540,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/17 @ 100 (AMBAC), 5.000%, 1/1/23	578,896
90,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/17 @ 100 (AMBAC), 5.000%, 1/1/26	95,382
525,000	South Carolina State Public Service Authority, Refunding Revenue, Series A, Callable 1/1/19 @ 100, 5.000%, 1/1/27	562,606
690,000	South Carolina State Public Service Authority, Refunding Revenue, Series B, Callable 1/1/16 @ 100 (NATL-RE), 5.000%, 1/1/22	742,330
115,000	South Carolina Transportation Infrastructure Bank, Highway Improvements Revenue, Series A, Callable 10/1/13 @ 100 (AMBAC), 5.000%, 10/1/14	126,238
305,000	South Carolina Transportation Infrastructure Bank, Junior Lien Revenue, Series B (AMBAC), 5.250%, 10/1/11	323,074
490,000	South Carolina Transportation Infrastructure Bank, Refunding Revenue, Series B (AMBAC), 5.250%, 10/1/15	553,332
450,000	South Carolina Transportation Infrastructure Bank, Transit Improvements Revenue, Series A (XLCA), 5.000%, 10/1/15	502,448
410,000	South Carolina Transportation Infrastructure Bank, Transit Improvements Revenue, Series A, Callable 10/1/16 @ 100 (XLCA), 5.000%, 10/1/22	431,156
525,000	Spartanburg County School District No. 5, SC, School Improvements G.O. (SCSDE), 5.250%, 5/1/10	527,184

Continued

BB&T South Carolina Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	South Carolina — (continued)
$350,000	Spartanburg County, SC, Regional Health Services District, Refunding Revenue, Series A (Assured Guaranty), 4.000%, 4/15/16	$356,601
500,000	Spartanburg County, SC, Regional Health Services District, Refunding Revenue, Series A, Callable 4/15/18 @ 100 (Assured Guaranty), 5.250%, 4/15/21	527,260
220,000	Sumter, SC, Waterworks & Sewer System Improvements Revenue, Callable 5/7/10 @ 101 (AGM), OID, 5.200%, 6/1/18	222,442
250,000	University of South Carolina Revenue, Series A, Callable 5/1/13 @ 100 (AMBAC), OID, 4.750%, 5/1/27	253,135
230,000	York County, SC, G.O., Callable 11/1/16 @ 100, OID, 5.100%, 11/1/21	251,818
510,000	York County, SC, School District No. 3, G.O., Callable 3/1/17 @ 100 (AGM, SCSDE), 5.000%, 3/1/22	555,543

	Total Municipal Bonds (Cost $33,309,501)	34,300,308

Shares		Fair Value
INVESTMENT COMPANY (3.5%)
1,229,441	Federated Tax-Free Obligations Fund, Institutional Class	$1,229,441

	Total Investment Company (Cost $1,229,441)	1,229,441

Total Investments — 100.5% (Cost $34,538,942)		35,529,749
Net Other Assets (Liabilities) — (0.5)%		(194,201)

NET ASSETS — 100.0%		$35,335,548

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

CIFG — CDC IXIS Financial Guarantee

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

SCSDE — South Carolina School District Enhancement

XLCA — XL Capital Assurance

See accompanying notes to the financial statements.

BB&T Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (97.5%)
	Virginia (97.5%)
$1,000,000	Alexandria, VA, Public Improvements G.O., Series A, 5.000%, 6/15/16	$1,156,840
1,000,000	Alexandria, VA, Refunding G.O. (State Aid Withholding), 5.000%, 6/15/21	1,168,440
1,000,000	Arlington County, VA, Industrial Development Authority, VA Hospital Center Arlington Health System Refunding Revenue, 5.000%, 7/1/18	1,082,770
1,000,000	Arlington County, VA, Industrial Development Authority, VA Hospital Center Arlington Health System Revenue, 5.500%, 7/1/10	1,010,570
1,095,000	Arlington County, VA, Refunding & Improvements G.O., Prerefunded 5/15/14 @ 100, 5.000%, 5/15/15	1,239,091
1,100,000	Chesapeake Bay Bridge & Tunnel District, General Resolution Refunding Revenue (BHAC-CR NATL-RE), 5.500%, 7/1/25	1,270,544
2,100,000	Chesapeake Economic Development Authority, Pollution Control Refunding Revenue, 3.600%, 2/1/32*	2,171,841
1,905,000	Chesapeake Hospital Authority, VA, Chesapeake General Hospital Refunding Revenue, Series A, Callable 7/1/14 @ 101, 5.250%, 7/1/17	2,031,682
1,100,000	Chesterfield County, VA, Economic Development Authority, Electric & Power Refunding Revenue, Series A, Callable 5/1/19 @ 100, 5.000%, 5/1/23	1,167,551
2,325,000	Chesterfield County, VA, Refunding Public Improvements G.O., 5.000%, 1/1/14	2,630,598
760,000	Danville, VA, Refunding G.O., Series A, Callable 3/1/19 @ 100 (Assured Guaranty State Aid Withholding), 5.000%, 3/1/21	837,771
650,000	Danville, VA, Refunding G.O., Series A, Callable 3/1/19 @ 100 (Assured Guaranty State Aid Withholding), 5.000%, 3/1/22	712,471
870,000	Fairfax County, VA, Industrial Development Authority, Inova Health Systems Project Refunding Revenue, Series C, 5.000%, 5/15/18	935,407
1,120,000	Fairfax County, VA, Redevelopment & Housing Authority Refunding Revenue, 3.500%, 10/1/18	1,154,944
1,500,000	Fredericksburg Economic Development Authority, MediCorp Health System Obligation Refunding Revenue, 5.000%, 6/15/16	1,615,260
1,150,000	Fredericksburg Economic Development Authority, MediCorp Health System Obligation Refunding Revenue, 5.000%, 6/15/17	1,223,531
1,390,000	Henrico County, VA, Economic Development Authority, Virginia United Methodist Refunding Revenue, Series A, Prerefunded 6/1/12 @100, OID, 6.700%, 6/1/27	1,553,311
1,000,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/14	1,152,430
1,000,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/15	1,163,430

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,020,000	Loudoun County, VA, Public Improvements G.O., Series B (State Aid Withholding), 5.000%, 12/1/16	$1,185,515
1,000,000	Loudoun County, VA, Sanitation Authority, Water Utility Improvements Revenue (AGM), 5.750%, 1/1/11	1,040,560
580,000	Middlesex County, VA, Industrial Development Authority Refunding Revenue, Callable 8/1/14 @ 101 (NATL-RE), 4.000%, 8/1/20	548,402
1,285,000	Montgomery County, VA, Industrial Development Authority Revenue, 5.000%, 2/1/18	1,413,320
1,000,000	Montgomery County, VA, Industrial Development Authority, Public Projects Revenue, Callable 2/1/18 @ 100, 5.000%, 2/1/24	1,060,410
2,500,000	New River Valley Regional Jail Authority, Grant Anticipation Notes Correctional Facility Improvements Revenue, 4.000%, 4/1/11	2,527,625
1,155,000	Newport News Industrial Development Authority, Public Improvements Revenue, Series A, Callable 1/15/16 @ 100, 5.250%, 1/15/25	1,248,705
1,105,000	Newport News, VA, Refunding G.O., Series B, (State Aid Withholding), 5.000%, 2/1/15	1,263,877
1,000,000	Newport News, VA, Refunding Public Improvements-Water G.O., Series B, 5.250%, 7/1/21	1,172,210
1,000,000	Norfolk, VA, Parking Systems Refunding Revenue, Series B (AMBAC), 5.000%, 2/1/13	1,053,400
1,030,000	Norfolk, VA, Water Utility Improvements Refunding Revenue, Callable 5/7/10 @ 100.5 (AGM), 5.125%, 11/1/11	1,039,105
1,000,000	Norfolk, VA, Water Utility Improvements Revenue, Callable 11/1/18 @ 100, 5.000%, 11/1/23	1,107,460
400,000	Northern Virginia Transportation District Commission, VA, Commuter Rail Refunding Revenue, Virginia Railway Express Project, Callable 5/7/10 @ 101 (AGM), 5.375%, 7/1/14	404,228
1,000,000	Pittsylvania County, VA, School Improvements G.O., Series B, 5.000%, 2/1/19	1,109,310
1,320,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.200%, 2/1/20	1,464,500
1,775,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 2/1/19 @ 100, OID, 5.375%, 2/1/21	1,975,273
1,065,000	Pittsylvania County, VA, School Improvements G.O., Series B, Callable 3/1/11 @ 102 (NATL-RE, School Board Resolution Federal), 5.625%, 3/1/15	1,133,224
1,440,000	Portsmouth, VA, Refunding G.O., Series B, Callable 7/15/19 @ 100, 5.250%, 7/15/23	1,599,552
950,000	Prince William County, VA, Industrial Development Authority Potomac Hospital Corporation Revenue, Callable 10/1/13 @ 102, 5.500%, 10/1/18	981,350

Continued

BB&T Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$825,000	Prince William County, VA, Service Authority, Water & Sewer Systems Refunding Revenue, Callable 7/1/13 @ 102, 5.000%, 7/1/14	$930,831
955,000	Richmond Metropolitan Authority, VA, Expressway Refunding Revenue (NATL-RE FGIC), 5.250%, 7/15/15	1,064,367
1,490,000	Richmond Metropolitan Authority, VA, Expressway Refunding Revenue (NATL-RE FGIC), 5.250%, 7/15/16	1,652,738
1,050,000	Southampton County, VA, Industrial Development Authority, Public Facilities Lease Revenue, Series A, Callable 4/1/16 @ 100 (CIFG), 5.000%, 4/1/19	1,101,523
1,000,000	Spotsylvania County, VA, Public Improvements G.O., Callable 1/15/16 @ 100 (AGM), 5.000%, 1/15/17	1,127,890
2,925,000	Spotsylvania County, VA, Refunding G.O. (AGM), 5.500%, 7/15/12	3,231,364
375,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program B Revenue (CIFG), OID, 4.250%, 8/1/15	386,790
170,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), 4.000%, 8/1/15	181,358
330,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), OID, 4.000%, 8/1/17	343,091
600,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program Revenue (XLCA), OID, 4.000%, 8/1/18	617,382
765,000	Stafford County & Staunton Industrial Development Authority, VA, Virginia Municipal League Association Counties Program, Public Improvements Revenue, Series B (XLCA), 5.000%, 8/1/16	848,064
1,000,000	Suffolk, VA, Public Improvements Refunding G.O., Callable 12/1/15 @100, 5.000%, 12/1/18	1,126,380
1,300,000	Suffolk, VA, Public Improvements Refunding G.O., Series A (NATL-RE), 5.000%, 2/1/16	1,482,013
2,425,000	Suffolk, VA, Public Improvements Refunding G.O., Series A (NATL-RE), 5.000%, 2/1/17	2,772,284
2,175,000	Tobacco Settlement Financing Corp., VA, Asset-Backed Revenue, Callable 6/1/12 @ 100, OID, 5.500%, 6/1/26	2,431,432
345,000	Tobacco Settlement Financing Corp., VA, Asset-Backed Revenue, Prerefunded 6/1/15 @ 100, OID, 5.625%, 6/1/37	401,539
1,650,000	Virginia Beach, VA, Public Improvements G.O., Prerefunded 6/1/19 @ 100, 5.000%, 6/1/20	1,921,458
2,000,000	Virginia Beach, VA, Public Improvements G.O., Prerefunded 6/1/19 @ 100, 5.000%, 6/1/22	2,329,040

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	Virginia — (continued)
$1,610,000	Virginia College Building Authority, 21st Century College & Equipment Program Revenue, Series B, Prerefunded 2/1/17 @ 100, 5.000%, 2/1/18	$1,865,507
2,000,000	Virginia College Building Authority, 21st Century College Program Refunding Revenue, Series B, 5.250%, 2/1/13	2,224,520
1,000,000	Virginia College Building Authority, Hampton University Project Revenue, 5.500%, 4/1/10	1,000,000
1,040,000	Virginia College Building Authority, Public Higher Education Financing Program Revenue, Series A, Callable 9/1/15 @ 100, 5.000%, 9/1/22	1,132,446
1,525,000	Virginia Commonwealth, Public Improvements G.O., Series B, 5.000%, 6/1/17	1,768,695
1,370,000	Virginia Commonwealth, Refunding G.O., Series B, 5.000%, 6/1/14	1,565,033
1,525,000	Virginia Housing Development Authority, Commonwealth Mortgage Single Family Housing-State Revenue, Series A1, Callable 7/1/19 @ 100 (G.O. of Authority), 4.600%, 7/1/25	1,554,844
1,500,000	Virginia Housing Development Authority, Homeownership Mortgage Single Family Housing-State Revenue, Series A, 3.900%, 3/1/19	1,511,445
2,240,000	Virginia Public Building Authority, Public Facilities Refunding Revenue, Series A, 5.000%, 8/1/11	2,371,914
1,000,000	Virginia Public Building Authority, Virginia Public Facilities Building Revenue, Series A, Callable 8/1/17 @ 100 (NATL-RE), 5.000%, 8/1/18	1,126,530
1,000,000	Virginia Public School Authority, School Financing 1997 Resolution Revenue, Series B, Callable 8/1/17 @100 (NATL-RE), 5.000%, 8/1/26	1,076,120
1,360,000	Virginia Resources Authority, Clean Water State Revolving Fund Revenue, Callable 10/1/17 @ 100, 4.750%, 10/1/24	1,451,406
1,000,000	Virginia Resources Authority, State Revolving Fund Refunding Revenue, 5.500%, 10/1/17	1,186,190
805,000	Virginia Resources Authority, State Revolving Fund Revenue, 5.250%, 10/1/15	940,393
1,835,000	Virginia Small Business Financing Authority, Sentara Healthcare Refunding Revenue, 4.000%, 11/1/16	1,917,043
525,000	Virginia Small Business Financing Authority, Sentara Healthcare Refunding Revenue, Callable 5/1/20 @ 100, OID, 4.000%, 11/1/20	521,404
2,000,000	York County, VA, Economic Development Authority, Electric & Power Refunding Revenue, Series A, 4.050%, 5/1/33*	2,104,000

	Total Municipal Bonds (Cost $92,874,126)	97,873,542

Continued

BB&T Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2010 (Unaudited)

Shares		Fair Value
INVESTMENT COMPANY (2.4%)
2,442,187	Federated Virginia Municipal Money Market Portfolio, Institutional Class	$2,442,187

	Total Investment Company (Cost $2,442,187)	2,442,187

Total Investments — 99.9% (Cost $95,316,313)		100,315,729
Net Other Assets (Liabilities) — 0.1%		118,265

NET ASSETS — 100.0%		$100,433,994

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2010. The maturity date reflected is the final maturity date.

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

BHAC — Berkshire Hathaway Insurance Corp.

CIFG — CDC IXIS Financial Guarantee

CR — Custodial Receipts

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

NATL — National

OID — Original Issue Discount

RE — Reinsurance

XLCA — XL Capital Assurance

See accompanying notes to the financial statements.

BB&T West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments

March 31, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS (96.4%)
	West Virginia (96.4%)
$1,000,000	Beckley, WV, University Facilities Revenue, Bond Anticipation Notes, Mountain State University, Callable 6/17/10 @ 100, 3.500%, 12/17/10	$1,000,080
1,250,000	Berkeley County Board of Education, WV, School Improvements G.O., Callable 5/1/12 @ 101 (NATL-RE FGIC), 5.000%, 5/1/16	1,350,812
275,000	Berkeley County, WV, Building Commission Lease Revenue, County Facilities Projects, Callable 12/1/15 @ 100, 5.250%, 12/1/25	271,571
425,000	Berkeley County, WV, Building Commission Lease Revenue, County Facilities Projects, Callable 12/1/15 @ 100, 5.500%, 12/1/29	422,943
975,000	Berkeley County, WV, Public Service Sewer District Revenue, Series A, Callable 3/1/15 @ 100, 5.000%, 3/1/22	993,584
670,000	Braxton County, WV, Board of Education Public Schools Improvements G.O., Callable 5/1/18 @ 100 (AGM), 5.000%, 5/1/23	724,176
1,110,000	Brooke County, WV, Board of Education School Improvements G.O., Callable 5/1/11 @ 100 (NATL-RE FGIC), 5.000%, 5/1/16	1,156,809
500,000	Brooke, Pleasants, Tyler & Wetzel Counties, WV, Housing Revenue, 7.400%, 8/15/10	512,695
1,450,000	Cabell County, WV, Board of Education School Improvements G.O. (NATL-RE), 5.000%, 5/1/16	1,640,255
490,000	Cabell, Putnam & Wayne Counties, WV, State Housing Revenue (FGIC), 7.375%, 4/1/11	522,688
1,030,000	Charleston, WV, Urban Renewal Authority, Public Improvements Lease Revenue, Callable 5/3/10 @ 103 (AGM), 5.250%, 12/15/18	1,064,206
1,765,000	Clarksburg, WV, Water Refunding Revenue, Callable 9/1/12 @ 101 (NATL-RE FGIC), 5.250%, 9/1/19	1,888,003
925,000	Fairmont State College, WV, University & College Improvements Revenue, Series A, Callable 6/1/13 @ 100 (NATL-RE FGIC), 5.250%, 6/1/22	951,973
680,000	Fairmont, WV, Waterworks Refunding Revenue, Callable 5/7/10 @ 100 (NATL-RE), OID, 5.375%, 7/1/13	682,142
2,000,000	Greenbrier County, WV, Board of Education Public Schools Improvements G.O. (AGM), 5.000%, 5/1/18	2,253,200
1,030,000	Greenbrier County, WV, Commission Tax Increment Revenue, White Sulphur Springs Project 1-A, Callable 6/1/15 @ 100, 6.000%, 6/1/18	1,024,005
1,390,000	Harrison County, WV, County Commission Tax Allocation Refunding Revenue, Charles Pointe Project No. 2, Series A, Callable 6/1/18 @ 100, 6.500%, 6/1/23	1,228,148
445,000	Harrison County, WV, County Commission Tax Allocation Refunding Revenue, Charles Pointe Project No. 2, Series B, OID, 5.500%, 6/1/13	434,756
690,000	Logan County, WV, 1st Mortgage-Logan County Health Revenue, 8.000%, 12/1/16	845,091

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,000,000	Mason County, WV, Appalachian Power Co. Project Refunding Revenue, Series K, Callable 5/7/10 @ 101 (AMBAC), 6.050%, 12/1/24	$1,012,000
1,000,000	Monongalia County, WV, Board of Education G.O., Callable 5/1/14 @ 101 (NATL-RE), OID, 5.000%, 5/1/33	1,009,330
1,760,000	Monongalia County, WV, Building Commission, Monongalia General Hospital Revenue, Series A, Callable 7/1/15 @ 100, 5.250%, 7/1/20	1,787,262
600,000	Morgantown, WV, Custodial Receipts Revenue, OID, 4.375%, 7/15/24	599,586
1,345,000	Ohio County, WV, County Commission Sewage System, Fort Henry Centre Tax Allocation Revenue, District A, 5.350%, 6/1/17	1,293,809
555,000	Ohio County, WV, Board of Education, Refunding G.O., Callable 6/1/10 @ 100 (NATL-RE-IBC), OID, 5.000%, 6/1/13	558,752
250,000	Ohio County, WV, Board of Education, Refunding G.O., Callable 6/1/10 @ 100 (NATL-RE-IBC), OID, 5.125%, 6/1/18	251,453
1,030,000	Ohio County, WV, County Commission Sewage System, Fort Henry Centre Tax Allocation Revenue, District A, Callable 6/1/17 @ 100, 5.625%, 6/1/22	968,097
1,190,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series C (NATL-RE FGIC), 5.000%, 9/1/14	1,280,440
1,330,000	Parkersburg, WV, Combined Waterworks & Sewer Systems Refunding Revenue, Series C (NATL-RE FGIC), 5.000%, 9/1/15	1,428,300
2,100,000	Pleasants County, WV, Industrial Development, Monongahela Power Co. Refunding Revenue, Series C, Callable 5/7/10 @ 100 (AMBAC), 6.150%, 5/1/15	2,102,499
1,500,000	Putnam County, WV, Board of Education G.O., Callable 5/1/20 @ 100, 4.000%, 5/1/22	1,532,850
1,400,000	Shepherd University Board of Governors, WV, Residence Facilities Projects Revenue, Callable 6/1/15 @ 100 (NATL-RE), 5.000%, 6/1/25	1,446,200
1,000,000	Shepherd University Board of Governors, WV, Shepherd University Wellness Center Project Revenue, Callable 12/1/17 @ 100 (NATL-RE), 5.000%, 6/1/22	1,061,070
1,195,000	West Virginia Commissioner of Highways, Surface Transportation Improvements Revenue, Series A (AGM), 5.000%, 9/1/14	1,354,413
2,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A (NATL-RE), 5.500%, 6/1/12	2,162,240
1,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), 5.500%, 6/1/13	1,083,820
1,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), 5.500%, 6/1/15	1,066,600

Continued

BB&T West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,000,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), 5.500%, 6/1/18	$1,078,440
1,040,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), 5.500%, 6/1/19	1,126,694
1,520,000	West Virginia Economic Development Authority, Correctional Juvenile & Public Lease Revenue, Series A, Callable 6/1/12 @ 101 (NATL-RE), OID, 5.000%, 6/1/26	1,559,246
450,000	West Virginia Economic Development Authority, Department of Environmental Protection Lease Revenue, 4.750%, 11/1/11	478,278
240,000	West Virginia Economic Development Authority, State Energy Savings Project Lease Revenue, 4.250%, 6/1/12	252,619
155,000	West Virginia Economic Development Authority, State Energy Savings Project Lease Revenue, Callable 6/1/15 @ 100, 4.750%, 6/1/21	159,363
2,300,000	West Virginia Economic Development Authority, State Office Building & Parking Lot Lease Revenue, Series A, Callable 8/1/19 @ 100, OID, 4.750%, 8/1/29	2,345,747
1,250,000	West Virginia Economic Development Authority, State Office Building Lease Revenue, Series A, Callable 10/1/11 @ 101, 5.000%, 10/1/15	1,335,788
695,000	West Virginia Higher Education Policy Commission, Community & Technical Capital Improvements Revenue, Series A, 4.000%, 7/1/19	699,246
385,000	West Virginia Higher Education Policy Commission, Community & Technical Capital Improvements Revenue, Series A, Callable 7/1/19 @ 100, 5.000%, 7/1/20	412,039
820,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B (NATL-RE FGIC), 5.000%, 4/1/14	896,588
1,000,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (NATL-RE FGIC), 5.000%, 4/1/16	1,067,330
1,795,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (NATL-RE FGIC), 5.000%, 4/1/23	1,875,416
1,280,000	West Virginia Higher Education Policy Commission, Higher Education Facilities Refunding Revenue, Series B, Callable 4/1/14 @ 100 (NATL-RE FGIC), 5.000%, 4/1/34	1,280,922
550,000	West Virginia School Building Authority Excess, Lottery Revenue, 5.000%, 7/1/16	617,067
1,705,000	West Virginia School Building Authority Excess, Lottery Revenue, Callable 7/1/18 @ 100, OID, 5.000%, 7/1/27	1,797,957

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,525,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (NATL-RE FGIC), 5.000%, 7/1/15	$1,701,168
2,100,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A (NATL-RE FGIC), 5.000%, 7/1/16	2,326,906
1,935,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL-RE FGIC), 5.000%, 7/1/18	2,108,337
1,465,000	West Virginia School Building Authority, Capital Improvements Refunding Revenue, Series A, Callable 7/1/17 @ 100 (NATL-RE FGIC), 5.000%, 7/1/19	1,578,303
100,000	West Virginia School Building Authority, Capital Improvements Revenue (NATL-RE), 5.250%, 1/1/14	111,644
1,150,000	West Virginia School Building Authority, Capital Improvements Revenue (NATL-RE), 5.250%, 7/1/14	1,298,017
1,300,000	West Virginia School Building Authority, Excess Lottery Revenue, 5.000%, 7/1/18	1,450,956
1,295,000	West Virginia State Building Commission, Regional Jail Refunding Revenue, Series A (AMBAC), 5.250%, 7/1/10	1,307,885
640,000	West Virginia State Hospital Finance Authority, Charleston Area Medical Center, Inc. Revenue, Series A, OID, 6.500%, 9/1/16	773,997
450,000	West Virginia State Hospital Finance Authority, Charleston Medical Center Revenue, Prerefunded 9/1/10 @ 101, OID, 6.750%, 9/1/30	466,452
2,000,000	West Virginia State Hospital Finance Authority, Charleston Refunding & Improvements Revenue, Series A, 5.000%, 9/1/19	2,009,320
1,250,000	West Virginia State Hospital Finance Authority, Linked Bears & Bulls Refunding Revenue, Callable 5/7/10 @ 100 (NATL-RE), 6.100%, 1/1/18	1,257,825
500,000	West Virginia State Hospital Finance Authority, United Health System Refunding Revenue, Series C, 5.000%, 6/1/18	519,320
845,000	West Virginia State Hospital Finance Authority, Vy Health System Obligation Revenue, Callable 1/1/15 @ 100, OID, 5.000%, 1/1/24	829,291
785,000	West Virginia State Hospital Finance Authority, West Virginia United Health System Refunding Revenue, Series E, Callable 12/1/18 @ 100, OID, 5.375%, 6/1/28	765,830
1,000,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL-RE FGIC G.O. of Authority), 5.250%, 5/15/12	1,081,680
700,000	West Virginia State Parkways Economic Development & Tourism Authority, Refunding Revenue (NATL-RE FGIC G.O. of Authority), 5.250%, 5/15/17	791,196
285,000	West Virginia University, Projects Refunding Revenue, Series B, Callable 10/1/14 @ 100 (NATL-RE FGIC), 5.000%, 10/1/21	302,952

Continued

BB&T West Virginia Intermediate Tax-Free Fund

Schedule of Portfolio Investments — (continued)

March 31, 2010 (Unaudited)

Principal Amount		Fair Value
MUNICIPAL BONDS — (continued)
	West Virginia — (continued)
$1,150,000	West Virginia University, Projects Revenue, Series A (NATL-RE), 5.500%, 4/1/11	$1,199,841
955,000	West Virginia University, Projects Revenue, Series A (NATL-RE), 5.250%, 4/1/28	1,031,648
565,000	West Virginia Water Development Authority, Infrastructure Jobs Refunding Revenue, Series A, Callable 10/1/16 @ 100 (AGM), 5.000%, 10/1/26	590,804
540,000	West Virginia Water Development Authority, Infrastructure Jobs Revenue, Series A, Callable 10/1/16 @ 100 (AGM), 4.750%, 10/1/23	560,947
1,110,000	West Virginia Water Development Authority, Loan Program II Refunding Revenue, Series B, Callable 11/1/13 @ 101 (AMBAC), 5.250%, 11/1/23	1,160,261
890,000	West Virginia Water Development Authority, Loan Programs Refunding Revenue, Series A1, Callable 11/1/12 @ 102 (AMBAC), 5.250%, 11/1/23	929,997
2,090,000	West Virginia, State Road Refunding G.O. (NATL-RE FGIC), 5.000%, 6/1/15	2,396,603

	Total Municipal Bonds (Cost $83,855,703)	86,499,778

Shares		Fair Value
INVESTMENT COMPANY (2.0%)
1,796,541	Federated Tax-Free Obligations Fund, Institutional Class	$1,796,541

	Total Investment Company (Cost $1,796,541)	1,796,541

Total Investments — 98.4% (Cost $85,652,244)		88,296,319
Net Other Assets (Liabilities) — 1.6%		1,458,553

NET ASSETS — 100.0%		$89,754,872

AGM — Assured Guaranty Municipal Corp.

AMBAC — American Municipal Bond Insurance Corp.

FGIC — Financial Guaranty Insurance Corp.

G.O. — General Obligation

IBC — Insured Bond Certificates

NATL — National

OID — Original Issue Discount

RE — Reinsurance

See accompanying notes to the financial statements.

BB&T National Tax-Free Money Market Fund

Schedule of Portfolio Investments

March 31, 2010 (Unaudited)

Principal Amount		Amortized Cost
MUNICIPAL BONDS (100.1%)
	Arizona (9.6%)
$1,800,000	Arizona Health Facilities Authority, Catholic Healthcare West Loan Program Revenue, Series F (Citibank N.A.), 0.280%, 4/7/10*	$1,800,000
1,000,000	Clipper Tax-Exempt Certificate Trust Revenue, Series 2009-33, 0.290%, 4/1/10*(a)	1,000,000
2,000,000	Phoenix Industrial Development Authority, AZ, Southwestern College of Phoenix Revenue (Comerica Bank), 0.340%, 4/1/10*	2,000,000
1,000,000	Pinal County, AZ, Maricopa Unified School District No. 20, School Improvements G.O. Project of 2006, Series D, 5.250%, 7/1/10	1,011,139
5,000,000	Salt River Project Agricultural Improvement & Power District, Electric System Refunding Revenue, Callable 1/1/16 @ 100, 0.300%, 4/1/10*(a)	5,000,000
3,000,000	Scottsdale Industrial Development Authority, AZ, Scottsdale Healthcare Refunding Revenue, Series D (AGM), 0.300%, 4/7/10*	3,000,000
5,200,000	Tempe Union High School District No. 213, AZ, Refunding G.O., 3.250%, 7/1/10	5,234,925

		19,046,064

	Colorado (3.3%)
4,900,000	Colorado Educational & Cultural Facilities Authority, Fuller Theological Project Revenue (Keybank N.A.), 0.430%, 4/1/10*	4,900,000
1,600,000	Thornton, CO, Kroger Co. Industrial Development Refunding Revenue (U.S. Bank N.A.), 0.390%, 4/1/10*	1,600,000

		6,500,000

	Connecticut (2.3%)
4,580,000	Plymouth, CT, G.O. Bond Anticipation Notes Cash Flow Management, 1.750%, 8/26/10	4,598,293

	District of Columbia (1.3%)
2,500,000	Metropolitan Washington, DC, Airport Authority System Refunding Revenue, SubSeries A1 (Landesbank Baden-Wurttm), 0.330%, 4/1/10*	2,500,000

	Florida (7.7%)
1,150,000	Florida Municipal Power Agency, All Requirements Power Refunding Revenue, Series E (Suntrust Bank), 0.460%, 4/1/10*	1,150,000
4,300,000	Orange County, FL, Industrial Development Authority, Catholic Diocese Project Revenue (Suntrust Bank), 0.340%, 4/7/10*	4,300,000
4,700,000	Orlando & Orange County, FL, Expressway Authority Refunding Revenue, Series D (AGM), 0.310%, 4/1/10*	4,700,000
2,000,000	Orlando & Orange County, FL, Expressway Authority Refunding Revenue, SubSeries B2 (Suntrust Bank), 0.340%, 4/1/10*	2,000,000
3,070,000	Volusia County, FL, Educational Facility Authority, Bethune Cookman College Project Revenue (Suntrust Bank), 0.340%, 4/7/10*	3,070,000

		15,220,000

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	Georgia (12.8%)
$4,000,000	De Kalb County, GA, Housing Authority Refunding Revenue, Timber Trace Apartments Project (Freddie Mac), 0.320%, 4/1/10*	$4,000,000
4,475,000	Fayette County, GA, Hospital Authority, Fayette Community Hospital Refunding Revenue (FHLB), 0.290%, 4/7/10*	4,475,000
1,700,000	Fulton County, GA, Development Authority Refunding Revenue, 0.350%, 4/15/10*	1,700,000
750,000	Fulton County, GA, Development Authority Revenue, Woodward Academy, Inc. Project (FHLB), 0.290%, 4/7/10*	750,000
4,500,000	Fulton County, GA, Development Authority, Woodward Academy Revenue (FHLB), 0.290%, 4/7/10*	4,500,000
3,440,000	Fulton County, GA, Residential Care Facilities for the Elderly Authority Refunding Revenue, First Mortgage Lenbrook Project, Series C (Bank of Scotland), 0.280%, 4/7/10*	3,440,000
700,000	Municipal Electric Authority of Georgia, Refunding Revenue, SubSeries B (G.O. of Participants, Landesbank Hessen-Thueringen), 0.320%, 4/7/10*	700,000
5,655,000	South Regional Joint Development Authority, GA, VSU Auxiliary Services Revenue, Series B (Wells Fargo Bank N.A.), 0.280%, 4/1/10*	5,655,000

		25,220,000

	Illinois (6.0%)
6,045,000	Chicago Board of Education, IL, School Improvements G.O., Series B (AGM), 0.370%, 4/1/10*	6,045,000
1,750,000	Cook County, IL, Capital Improvements G.O., Series B, 0.300%, 4/7/10*	1,750,000
4,000,000	Illinois Finance Authority, Swedish Conevant Refunding Revenue, Series A (LaSalle Bank N.A.), 0.340%, 4/7/10*	4,000,000

		11,795,000

	Missouri (6.7%)
8,550,000	Kansas City Industrial Development Authority, MO, Bethesda Living Center Nursing Homes Revenue, Series A (LaSalle National Bank), 0.270%, 4/1/10*	8,550,000
2,700,000	Missouri State Health & Educational Facilities Authority, MO, Dialsis Clinic, Inc. Project Revenue (Suntrust Bank), 0.390%, 4/7/10*	2,700,000
1,900,000	Missouri State Health & Educational Facilities Authority, MO, Sisters Mercy Health Revenue, Series D, 0.280%, 4/1/10*	1,900,000

		13,150,000

	Nevada (4.0%)
8,000,000	Clark County, NV, Airport System Subordinate Lien Refunding Revenue, Series D3 (Bayerische Landesbank), 0.330%, 4/7/10*	8,000,000

	New Jersey (2.4%)
1,750,000	Englewood Cliffs Borough, NJ, G.O. Bond Anticipation Notes Cash Flow Management, 2.500%, 5/7/10	1,752,736

Continued

BB&T National Tax-Free Money Market Fund

Schedule of Portfolio Investments — (continued)

March 31, 2010 (Unaudited)

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	New Jersey — (continued)
$3,000,000	Madison Borough, NJ, G.O. Bond Anticipation Notes Cash Flow Management, 1.000%, 1/21/11	$3,012,077

		4,764,813

	New York (0.7%)
1,305,000	Rochester, NY, G.O. Bond Anticipation Notes Cash Flow Management, 2.000%, 8/23/10	1,310,612

	North Carolina (3.2%)
2,300,000	Charlotte, NC, Water & Sewer Systems Revenue, Series B, 0.280%, 4/1/10*	2,300,000
4,000,000	Charlotte-Mecklenburg Hospital Authority, NC, Healthcare System Revenue, Series D (AGM), 0.330%, 4/1/10*	4,000,000

		6,300,000

	Ohio (17.1%)
1,500,000	Butler County, OH, G.O. Bond Anticipation Notes, 1.250%, 8/5/10	1,502,824
2,480,000	Cuyahoga County, OH, Magnificat High School Project Revenue (Fifth Third Bank), 0.440%, 4/1/10*	2,480,000
2,200,000	Dover, OH, G.O. Bond Anticipation Refunding Notes, 2.550%, 4/1/10	2,200,000
5,000,000	Greene County, OH, Medical Health System, Inc. Refunding Revenue, Series A (JP Morgan Chase Bank), 0.390%, 4/1/10*	5,000,000
5,350,000	Hamilton County, OH, Student Housing Revenue, Block 3 Project (Citizen Bank), 0.300%, 4/1/10*	5,350,000
725,000	Montgomery County, OH, Industrial Development Refunding Revenue, Kroger Co. (U.S. Bank N.A.), 0.390%, 4/1/10*	725,000
2,000,000	Oregon City, OH, G.O. Bond Anticipation Notes Cash Flow Management, 1.050%, 9/8/10	2,003,568
1,000,000	Ottawa & Glandorf, OH, Local School District School Facilities Construction, G.O. Bond Anticipation Notes Cash Flow Management, 1.850%, 8/17/10	1,004,113
1,200,000	Pike County, OH, Health Care Facilities Refunding Revenue, National Church, Series A (Bank of America N.A.), 0.320%, 4/1/10*	1,200,000
5,750,000	Summit County, OH, Western Reserve Academy Project Revenue (Keybank N.A.), 0.390%, 4/1/10*	5,750,000
1,650,000	Tipp City, OH, G.O. Bond Anticipation Notes Cash Flow Management, Various Purposes Improvements, 2.650%, 4/20/10	1,650,760
5,000,000	Williams County, OH, Community Hospitals & Wellness Center Revenue (Fifth Third Bank), 0.380%, 4/2/10*	5,000,000

		33,866,265

	Pennsylvania (2.1%)
1,100,000	Bethlehem Area School District, PA, G.O. (AGM, State Aid Withholding), 0.370%, 4/1/10*	1,100,000
3,000,000	Hamburg Area School District, PA, G.O. Cash Flow Management (State Aid Withholding), 2.020%, 5/1/10*	3,003,050

		4,103,050

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	Tennessee (1.1%)
$2,100,000	Hendersonville, TN, Industrial Development Board, Educational Facilities Revenue, Pope John Paul II High School (Suntrust Bank N.A.), 0.340%, 4/7/10*	$2,100,000

	Texas (3.7%)
1,350,000	Crawford, TX, Education Facilities Corp. Refunding Revenue, University Parking System Project, Series A, (BNP Paribas), 0.990%, 4/1/10*	1,350,000
3,445,000	Houston Higher Education Finance Corp., TX, University & College Improvements Revenue, Tierwester Oaks, Series A (Bank of New York), 1.200%, 4/1/10*	3,445,000
2,600,000	Texas State, TX, Tax & Revenue Anticipation Notes Cash Flow Management, 2.500%, 8/31/10	2,621,758

		7,416,758

	Utah (2.8%)
2,500,000	Riverton, UT, Hospital Puttable Revenue, Series 1762, 0.290%, 4/1/10*(a)	2,500,000
3,125,000	Utah Housing Corp., UT, Timbergate Local Multifamily Housing Revenue, Series A (Freddie Mac), 0.300%, 4/1/10*	3,125,000

		5,625,000

	Vermont (0.8%)
1,500,000	Vermont Economic Development Authority, VT, Green Mountain College Revenue, Series A (Keybank N.A.), 0.390%, 4/8/10*	1,500,000

	Virginia (4.3%)
800,000	Falls Church, VA, Economic Development Authority, Tax Analysts Project Revenue, Series A (Citibank N.A.), 0.320%, 4/7/10*	800,000
5,500,000	James City County, VA, Industrial Development Authority, Riverside Health Systems Revenue, 0.430%, 4/7/10*	5,500,000
2,170,000	Peninsula Ports Authority, VA, Health Systems Refunding Revenue, Riverside Health Systems Project, 0.350%, 4/7/10*	2,170,000

		8,470,000

	Washington (5.9%)
5,585,000	Washington Economic Development Finance Authority, WA, Northwest Center Project Revenue, Series A (Keybank N.A.), 0.390%, 4/1/10*	5,585,000
6,070,000	Washington State Housing Finance Commission, WA, Forest Ridge School Nonprofit Revenue, Series A (Keybank N.A.), 0.390%, 4/1/10*	6,070,000

		11,655,000

	Wisconsin (2.3%)
2,500,000	Chippewa Falls Area Unified School District, WI, Tax & Revenue Anticipation Promissory Notes, Cash Flow Management, 1.500%, 9/30/10	2,507,651

Continued

BB&T National Tax-Free Money Market Fund

Schedule of Portfolio Investments — (continued)

March 31, 2010 (Unaudited)

Principal Amount		Amortized Cost
MUNICIPAL BONDS — (continued)
	Wisconsin — (continued)
$2,000,000	Menomonee Falls School District, WI, Tax & Revenue Anticipation Promissory Notes, Cash Flow Management, 1.400%, 8/23/10	$2,003,929

		4,511,580

	Total Municipal Bonds (Cost $197,652,435)	197,652,435

Shares		Fair Value
INVESTMENT COMPANY (0.0%)
294	SEI Institutional Tax Free Fund	294

	Total Investment Company (Cost $294)	294

Total Investments — 100.1% (Cost $197,652,729)		197,652,729
Net Other Assets (Liabilities) — (0.1)%		(142,880)

NET ASSETS — 100.0%		$197,509,849

*	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2010. The maturity date reflected is the next reset date.
(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.

AGM — Assured Guaranty Municipal Corp.

FHLB — Federal Home Loan Bank

G.O. — General Obligation

N.A. — North America

See accompanying notes to the financial statements.

BB&T Prime Money Market Fund

Schedule of Portfolio Investments

March 31, 2010 (Unaudited)

Principal Amount		Amortized Cost
ASSET BACKED SECURITIES (1.6%)
$1,794,179	CarMax Auto Owner Trust, Series 2009-2, Class A1, 0.279%, 11/15/10	$1,794,179
4,208,698	Ford Credit Auto Lease Trust, Series 2010-A, Class A1, 0.283%, 2/15/11(a)	4,208,698
2,511,200	Honda Auto Receivables Owner Trust, Series 2009-3, Class A1, 0.754%, 7/15/10	2,511,200
3,479,848	Hyundai Auto Receivables Trust, Series 2009-A, Class A1, 0.357%, 9/15/10	3,479,847

	Total Asset Backed Securities (Cost $11,993,924)	11,993,924

CERTIFICATES OF DEPOSIT (27.7%)
	Banks (27.7%)
20,000,000	Banco Bilbao Vizcaya Argentaria SA, 0.255%, 6/16/10	20,000,211
25,000,000	Bank of Tokyo Mitsubishi UFJ, Ltd., 0.230%, 6/2/10	25,000,000
14,000,000	Bank of Tokyo Mitsubishi UFJ, Ltd., 0.230%, 6/4/10	14,000,000
12,000,000	Barclays Bank PLC, 0.710%, 1/21/11	12,000,000
6,000,000	Barclays Bank PLC, 0.546%, 3/25/11	6,000,000
15,000,000	BNP Paribas, 0.220%, 4/14/10	15,000,000
10,000,000	BNP Paribas, 0.340%, 5/1/10	10,000,000
10,000,000	Calyon, Paris, 0.220%, 4/12/10	10,000,000
6,000,000	Credit Agricole SA, 0.340%, 8/20/10	6,000,000
10,000,000	Mizuho Corp. Bank, Ltd., 0.220%, 5/24/10	10,000,000
10,000,000	Mizuho Corp. Bank, Ltd., 0.240%, 6/10/10	10,000,000
15,000,000	Mizuho Corp. Bank, Ltd., 0.250%, 6/16/10	15,000,000
10,000,000	Societe Generale, Paris, 0.340%, 4/23/10	10,000,000
19,000,000	Societe Generale, Paris, 0.260%, 7/2/10	19,000,000
30,000,000	State Street Bank & Trust Co., 0.340%, 4/20/10	30,000,000

	Total Certificates of Deposit (Cost $212,000,211)	212,000,211

COMMERCIAL PAPER* (41.6%)
	Asset Backed Securities (30.8%)
39,000,000	Atlantic Asset Securitization, Corp., 0.190%, 6/1/10(a)	38,987,444
20,000,000	Clipper Receivables Co., LLC, 0.370%, 4/1/10(a)	20,000,000
21,000,000	Enterprise Funding LLC, 0.220%, 5/3/10(a)	20,995,893
17,698,000	Enterprise Funding LLC, 0.210%, 5/24/10(a)	17,692,528
4,000,000	Fcar Auto Loan, 0.250%, 4/26/10	3,999,306
20,000,000	Fcar Auto Loan Trust, 0.550%, 6/25/10	19,974,028
15,000,000	Fcar Auto Loan Trust, 0.500%, 8/6/10	14,973,542
3,000,000	Grampian Funding LLC, 0.220%, 4/1/10(a)	3,000,000
20,000,000	Grampian Funding LLC, 0.230%, 4/14/10(a)	19,998,339
14,500,000	Grampian Funding LLC, 0.250%, 4/16/10(a)	14,498,490
1,051,000	Salisbury Receivables Co., 0.200%, 4/8/10(a)	1,050,959
35,000,000	Straight-A Funding LLC, 0.190%, 5/21/10(a)	34,990,764
25,000,000	Ticonderoga Funding LLC, 0.280%, 6/25/10(a)	24,983,472

		235,144,765

	Financial Services (10.8%)
39,000,000	Citigroup Funding, Inc., 0.250%, 5/5/10	38,990,792
9,000,000	Societe Generale North America, Inc., 0.260%, 7/1/10	8,994,085
35,000,000	Toyota Motor Credit Corp., 0.300%, 5/24/10	34,984,541

		82,969,418

	Total Commercial Paper (Cost $318,114,183)	318,114,183

Principal Amount		Amortized Cost

CORPORATE BONDS (0.9%)
	Financial Services (0.9%)
$4,000,000	General Electric Capital Corp., MTN, 6.875%, 11/15/10	$4,157,226
2,620,000	General Electric Capital Corp., MTN, 6.125%, 2/22/11	2,746,347

	Total Corporate Bonds (Cost $6,903,573)	6,903,573

VARIABLE RATE NOTES** (8.8%)
	Banking (8.8%)
1,670,000	Anchor Holdings LLC, Series 2000 (U.S. Bank, N.A.), 0.650%, 4/8/10	1,670,000
12,000,000	Barclays Bank PLC, Series YCD, 0.490%, 4/21/10	12,000,000
3,210,000	Spira Millennium LLC, Series 2001 (Bank of America N.A.), 0.300%, 4/8/10	3,210,000
18,000,000	Wachovia Corp., 0.402%, 6/1/10	18,004,456
32,000,000	Westpac Banking Corp., 0.280%, 4/13/10(a)	32,000,000

	Total Variable Rate Notes (Cost $66,884,456)	66,884,456

U.S. GOVERNMENT AGENCIES (4.2%)
	Federal Home Loan Bank (4.2%)
5,000,000	0.400%, 12/27/10	5,000,000
12,005,000	0.500%, 1/5/11	12,005,000
15,000,000	0.550%, 3/23/11	15,000,000

	Total U.S. Government Agencies (Cost $32,005,000)	32,005,000

REPURCHASE AGREEMENT (15.2%)
116,094,000	Bank of America Corp., 0.020%, dated 3/31/10, due 4/1/10, proceeds at maturity, $116,094,064 (Collateralized fully by Government Mortgage-Backed Securities)	116,094,000

	Total Repurchase Agreement (Cost $116,094,000)	116,094,000

Total Investments — 100.0% (Cost $763,995,347)		763,995,347
Net Other Assets (Liabilities) — 0.0%		50,221

NET ASSETS — 100.0%		$764,045,568

*	Discount note or zero coupon bond. Rate disclosed represents the annualized yield from date of purchase.
**	The interest rate for this variable rate note, which will change periodically, is based either on the prime rate or an index of market rates. The reflected rate is in effect as of March 31, 2010. The maturity date reflected is the next reset date.
(a)	Rule 144A, Section 4(2) or other security which is restricted as to resale to institutional investors. The Investment Advisor, using board approved procedures, has deemed these securities or a portion of these securities to be liquid.

MTN — Medium Term Note

N.A. — North America

See accompanying notes to the financial statements.

BB&T U.S. Treasury Money Market Fund

Schedule of Portfolio Investments

March 31, 2010 (Unaudited)

Principal Amount		Amortized Cost
U.S. TREASURY NOTES (6.9%)
$30,000,000	1.500%, 10/31/10	$30,212,993

	Total U.S. Treasury Notes (Cost $30,212,993)	30,212,993

U.S. TREASURY BILLS* (57.4%)
100,000,000	0.009%, 4/8/10	99,999,815
20,000,000	0.115%, 4/15/10	19,999,105
30,000,000	0.100%, 5/13/10	29,996,498
20,000,000	0.155%, 6/17/10	19,993,366
20,000,000	0.155%, 7/29/10	19,989,748
20,000,000	0.160%, 8/26/10	19,986,938
20,000,000	0.248%, 8/26/10	19,979,788
20,000,000	0.261%, 9/23/10	19,974,722

	Total U.S. Treasury Bills (Cost $249,919,980)	249,919,980

Principal Amount		Amortized Cost
REPURCHASE AGREEMENTS (35.7%)
$60,000,000	Bank of America Corp., 0.000%, dated 3/31/10, due 4/1/10, proceeds at maturity, $60,000,000 (Collateralized fully by U.S. Treasury Securities)	$60,000,000
15,663,502	Credit Suisse First Boston, 0.000%, dated 3/31/10, due 4/1/10, proceeds at maturity, $15,663,502 (Collateralized fully by U.S. Treasury Securities)	15,663,502
60,000,000	Goldman Sachs Group, Inc., 0.000%, dated 3/31/10, due 4/1/10, proceeds at maturity, $60,000,000 (Collateralized fully by U.S. Treasury Securities)	60,000,000
20,000,000	JPMorgan Chase & Co., 0.010%, dated 3/31/10, due 4/1/10, proceeds at maturity, $20,000,006 (Collateralized fully by U.S. Treasury Securities)	20,000,000

	Total Repurchase Agreements (Cost $155,663,502)	155,663,502

Total Investments — 100.0% (Cost $435,796,475)		435,796,475
Net Other Assets (Liabilities) — 0.0%		42,461

NET ASSETS — 100.0%		$435,838,936

*	Rate disclosed represents the annualized yield from date of purchase.

See accompanying notes to the financial statements.

BB&T Capital Manager Conservative Growth Fund

Schedule of Portfolio Investments

March 31, 2010 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (82.5%)
47,352	BB&T Equity Income Fund, Institutional Class	$605,637
283,187	BB&T International Equity Fund, Institutional Class	1,455,581
68,644	BB&T Mid Cap Value Fund, Institutional Class	833,335
59,300	BB&T Select Equity Fund, Institutional Class	661,783
18,362	BB&T Special Opportunities Equity Fund, Institutional Class	306,455
748,942	BB&T Total Return Bond Fund, Institutional Class	8,148,489
359,093	BB&T U.S. Treasury Money Market Fund, Institutional Class	359,093

	Total Affiliated Investment Companies (Cost $11,152,485)	12,370,373

EXCHANGE TRADED FUNDS (15.4%)
6,488	iShares Russell 2000 Index Fund	439,951
12,035	iShares Russell Midcap Growth Index Fund	583,938
10,875	iShares S&P 500 Index Fund	1,276,073

	Total Exchange Traded Funds (Cost $1,709,820)	2,299,962

COMMODITY INVESTMENT COMPANY (1.9%)
35,292	Credit Suisse Commodity Return Strategy Fund	288,685

	Total Commodity Investment Company (Cost $287,119)	288,685

Total Investments — 99.8% (Cost $13,149,424)		14,959,020
Net Other Assets (Liabilities) — 0.2%		30,352

NET ASSETS — 100.0%		$14,989,372

See accompanying notes to the financial statements.

BB&T Capital Manager Moderate Growth Fund

Schedule of Portfolio Investments

March 31, 2010 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (72.1%)
199,222	BB&T Equity Income Fund, Institutional Class	$2,548,055
1,191,440	BB&T International Equity Fund, Institutional Class	6,124,003
288,653	BB&T Mid Cap Value Fund, Institutional Class	3,504,251
249,509	BB&T Select Equity Fund, Institutional Class	2,784,522
77,233	BB&T Special Opportunities Equity Fund, Institutional Class	1,289,017
1,022,260	BB&T Total Return Bond Fund, Institutional Class	11,122,191
604,364	BB&T U.S. Treasury Money Market Fund, Institutional Class	604,364

	Total Affiliated Investment Companies (Cost $27,131,264)	27,976,403

EXCHANGE TRADED FUNDS (24.9%)
27,288	iShares Russell 2000 Index Fund	1,850,399
50,390	iShares Russell Midcap Growth Index Fund	2,444,923
45,744	iShares S&P 500 Index Fund	5,367,601

	Total Exchange Traded Funds (Cost $9,506,150)	9,662,923

COMMODITY INVESTMENT COMPANY (2.9%)
136,914	Credit Suisse Commodity Return Strategy Fund	1,119,955

	Total Commodity Investment Company (Cost $1,112,728)	1,119,955

Total Investments — 99.9% (Cost $37,750,142)		38,759,281
Net Other Assets (Liabilities) — 0.1%		23,099

NET ASSETS — 100.0%		$38,782,380

See accompanying notes to the financial statements.

BB&T Capital Manager Growth Fund

Schedule of Portfolio Investments

March 31, 2010 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (66.2%)
181,941	BB&T Equity Income Fund, Institutional Class	$2,327,019
1,087,898	BB&T International Equity Fund, Institutional Class	5,591,795
263,538	BB&T Mid Cap Value Fund, Institutional Class	3,199,349
227,897	BB&T Select Equity Fund, Institutional Class	2,543,334
70,492	BB&T Special Opportunities Equity Fund, Institutional Class	1,176,515
346,558	BB&T Total Return Bond Fund, Institutional Class	3,770,555
669,632	BB&T U.S. Treasury Money Market Fund, Institutional Class	669,632

	Total Affiliated Investment Companies (Cost $19,159,132)	19,278,199

EXCHANGE TRADED FUNDS (30.3%)
24,920	iShares Russell 2000 Index Fund	1,689,825
45,951	iShares Russell Midcap Growth Index Fund	2,229,543
41,774	iShares S&P 500 Index Fund	4,901,761

	Total Exchange Traded Funds (Cost $8,591,725)	8,821,129

COMMODITY INVESTMENT COMPANY (3.5%)
127,041	Credit Suisse Commodity Return Strategy Fund	1,039,197

	Total Commodity Investment Company (Cost $1,033,581)	1,039,197

Total Investments — 100.0% (Cost $28,784,438)		29,138,525
Net Other Assets (Liabilities) — 0.0%		(4,316)

NET ASSETS — 100.0%		$29,134,209

See accompanying notes to the financial statements.

BB&T Capital Manager Equity Fund

Schedule of Portfolio Investments

March 31, 2010 (Unaudited)

Shares		Fair Value
AFFILIATED INVESTMENT COMPANIES (60.9%)
64,673	BB&T Equity Income Fund, Institutional Class	$827,167
386,757	BB&T International Equity Fund, Institutional Class	1,987,931
93,732	BB&T Mid Cap Value Fund, Institutional Class	1,137,903
81,069	BB&T Select Equity Fund, Institutional Class	904,727
25,089	BB&T Special Opportunities Equity Fund, Institutional Class	418,728
259,352	BB&T U.S. Treasury Money Market Fund, Institutional Class	259,352

	Total Affiliated Investment Companies (Cost $5,394,291)	5,535,808

EXCHANGE TRADED FUNDS (34.4%)
8,862	iShares Russell 2000 Index Fund	600,932
16,203	iShares Russell Midcap Growth Index Fund	786,170
14,856	iShares S&P 500 Index Fund	1,743,203

	Total Exchange Traded Funds (Cost $2,979,536)	3,130,305

COMMODITY INVESTMENT COMPANY (4.6%)
50,771	Credit Suisse Commodity Return Strategy Fund	415,307

	Total Commodity Investment Company (Cost $413,425)	415,307

Total Investments — 99.9% (Cost $8,787,252)		9,081,420
Net Other Assets (Liabilities) — 0.1%		8,167

NET ASSETS — 100.0%		$9,089,587

See accompanying notes to the financial statements.

BB&T Funds

Statements of Assets and Liabilities

March 31, 2010 (Unaudited)

	Select Equity Fund	Mid Cap Value Fund
Assets:
Investments, at cost*	$199,605,088	$285,397,540
Unrealized appreciation	29,436,201	36,009,618

Investments, at fair value	229,041,289	321,407,158
Cash held as collateral for futures contracts	—	—
Foreign currency, at value**	—	—
Interest and dividends receivable	265,778	422,904
Receivable for investments sold	—	1,976,702
Receivable for capital shares issued	715,574	1,593,788
Unrealized appreciation on foreign currency exchange contracts	—	—
Prepaid and other expenses	27,423	36,432

Total Assets	230,050,064	325,436,984

Liabilities:
Call options written (premiums received $ — , $ — , $ — , $ — , $1,031,939, $434,048 and $ — , respectively)	—	—
Distributions payable	—	—
Unrealized depreciation on foreign currency exchange contracts	—	—
Payable for investments purchased	—	4,293,255
Payable for capital shares redeemed	40,254	643,314
Payable for collateral received on loaned securities	2,504,250	6,548,190
Payable for daily variation margin on futures contracts	—	—
Accrued expenses and other payables:
Investment advisory fees	113,456	185,137
Administration fees	19,391	27,123
Compliance service fees	167	240
Distribution (12b-1) fees	10,147	8,276
Other	35,245	51,105

Total Liabilities	2,722,910	11,756,640

Net Assets	$227,327,154	$313,680,344

Net Assets Consist of:
Capital	$330,726,362	$322,075,191
Accumulated undistributed (distributions in excess of) net investment income (loss)	49,998	167,691
Accumulated realized losses from investment, written option, foreign currency transactions and futures contracts	(132,885,407)	(44,572,156)
Net unrealized appreciation on investments, written options, translation of assets and liabilities in foreign currency and futures contracts	29,436,201	36,009,618

Net Assets	$227,327,154	$313,680,344

Net Assets
Class A Shares	$31,115,756	$18,783,371
Class B Shares	4,109,927	4,599,824
Class C Shares	111,842	454,611
Institutional Shares	191,989,629	289,842,429
Class R Shares	—	109

Total	$227,327,154	$313,680,344

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	2,802,604	1,555,630
Class B Shares	377,029	398,449
Class C Shares	10,306	39,444
Institutional Shares	17,207,647	23,873,085
Class R Shares	—	9

Total	20,397,586	25,866,617

Net Asset Value
Class A Shares - redemption price per share	$11.10	$12.07

Class B Shares - offering price per share***	$10.90	$11.54

Class C Shares - offering price per share***	$10.85	$11.53

Institutional Shares	$11.16	$12.14

Class R Shares	$—	$12.15	****

Maximum Sales Charge - Class A Shares	5.75%	5.75%

Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$11.78	$12.81

*	The Select Equity Fund, Mid Cap Value Fund, Sterling Capital Small Cap Value Fund, International Equity Fund, Special Opportunities Equity Fund, Equity Income Fund, and Short U.S. Government Fund include securities on loan of $2,470,860, $6,408,938 $1,032,232, $2,214,689, $5,277,982, $25,876,968, and $1,036,559, respectively.
**	The International Equity Fund includes foreign currency at cost of $1,497,824.
***	Redemption price per share varies by length of time shares are held.
****	The Mid Cap Value Fund, Sterling Capital Small Cap Value Fund, Special Opportunities Equity Fund, and Equity Income Fund net asset value is calculated using unrounded net assets of $109.29, $108.75, $109.01, and $107.50 divided by the unrounded shares of 8.997, 9.477, 6.528, and 8.403, respectively.

See accompanying notes to the financial statements.

Sterling Capital Small Cap Value Fund		International Equity Fund	Special Opportunities Equity Fund		Equity Income Fund		Short U.S. Government Fund

$60,941,315		$78,750,094	$494,590,547		$407,124,340		$81,274,903
6,414,358		12,463,427	80,067,945		41,181,323		589,749

67,355,673		91,213,521	574,658,492		448,305,663		81,864,652
—		99,927	—		—		—
—		1,519,385	—		—		—
31,989		357,960	733,849		1,246,208		564,345
7,245		572,989	—		35,615		—
405,528		555,582	3,031,921		3,642,683		8,833
—		96,117	—		—		—
28,994		70,698	44,722		28,956		3,002

67,829,429		94,486,179	578,468,984		453,259,125		82,440,832

—		—	718,960		374,060		—
—		—	—		1,102		124,854
—		55,274	—		—		—
190,142		1,833,319	494,623		51,630		—
70,762		87,136	519,261		716,673		561,697
1,044,165		2,314,925	5,464,309		26,375,083		1,070,000
—		8,480	—		—		—

43,827		50,502	381,332		245,110		30,686
5,621		7,675	48,884		35,909		6,994
257		68	340		209		45
2,033		1,649	123,403		84,226		1,317
15,393		8,175	45,578		29,521		3,479

1,372,200		4,367,203	7,796,690		27,913,523		1,799,072

$66,457,229		$90,118,976	$570,672,294		$425,345,602		$80,641,760

$64,886,533		$140,210,191	$497,663,283		$413,745,508		$87,983,435
40,845		(1,495,392)	(880,417)		1,357,516		(321,006)
(4,884,507)		(61,144,764)	(6,491,496)		(30,998,733)		(7,610,418)
6,414,358		12,548,941	80,380,924		41,241,311		589,749

$66,457,229		$90,118,976	$570,672,294		$425,345,602		$80,641,760

$5,155,565		$3,686,356	$206,357,667		$126,427,342		$6,364,146
1,083,254		887,878	25,115,200		14,605,529		—
23,808		157,011	71,122,021		56,701,921		—
60,194,493		85,387,731	268,077,297		227,610,703		74,277,614
109		—	109		107		—

$66,457,229		$90,118,976	$570,672,294		$425,345,602		$80,641,760

449,252		741,332	12,595,572		9,897,161		662,943
94,510		201,229	1,624,878		1,147,289		—
2,076		35,675	4,598,862		4,462,868		—
5,243,503		16,609,891	16,059,380		17,789,559		7,736,211
9		—	7		8		—

5,789,350		17,588,127	34,878,699		33,296,885		8,399,154

$11.48		$4.97	$16.38		$12.77		$9.60

$11.46		$4.41	$15.46		$12.73		$—

$11.47		$4.40	$15.47		$12.71		$—

$11.48		$5.14	$16.69		$12.79		$9.60

$11.48	****	$—	$16.70	****	$12.79	****	$—

5.75%		5.75%	5.75%		5.75%		3.0%

$12.18		$5.27	$17.37		$13.55		$9.90

BB&T Funds

Statements of Assets and Liabilities

March 31, 2010 (Unaudited)

	Intermediate U.S. Government Fund	Total Return Bond Fund
Assets:
Investments, at cost*	$224,149,025	$405,834,407
Unrealized appreciation	4,665,871	10,924,048

Investments, at fair value	228,814,896	416,758,455
Interest and dividends receivable	1,232,365	3,849,573
Receivable for investments sold	—	5,919,042
Receivable for capital shares issued	581,891	1,944,202
Prepaid expenses	9,898	14,805

Total Assets	230,639,050	428,486,077

Liabilities:
Cash overdraft	—	2,505
Distributions payable	342,434	758,714
Payable for investments purchased	14,000,000	34,702,892
Payable for capital shares redeemed	564,840	1,421,848
Payable for collateral received on loaned securities	5,953,750	1,819,800
Accrued expenses and other payables:
Investment advisory fees	85,441	156,281
Administration fees	18,254	33,405
Compliance service fees	136	302
Distribution (12b-1) fees	5,543	9,551
Other	17,873	60,067

Total Liabilities	20,988,271	38,965,365

Net Assets	$209,650,779	$389,520,712

Net Assets Consist of:

Capital	$217,109,158	$374,967,962
Accumulated undistributed (distributions in excess of) net investment income	1,660,926	(122,024)
Accumulated realized gains (losses) from investments and futures contracts	(13,785,176)	3,750,726
Net unrealized appreciation on investments	4,665,871	10,924,048

Net Assets	$209,650,779	$389,520,712

Net Assets
Class A Shares	$11,959,720	$22,093,990
Class B Shares	3,007,091	4,898,595
Class C Shares	442,187	936,471
Institutional Shares	194,241,781	361,586,617
Class R Shares	—	5,039

Total	$209,650,779	$389,520,712

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	1,133,872	2,031,892
Class B Shares	286,080	450,099
Class C Shares	42,015	85,985
Institutional Shares	18,392,192	33,236,545
Class R Shares	—	463

Total	19,854,159	35,804,984

Net Asset Value
Class A Shares - redemption price per share	$10.55	$10.87

Class B Shares - offering price per share**	$10.51	$10.88

Class C Shares - offering price per share**	$10.52	$10.89

Institutional Shares	$10.56	$10.88

Class R Shares	$—	$10.88

Maximum Sales Charge - Class A Shares	5.75%	5.75%

Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$11.19	$11.53

*	The Intermediate U.S. Government Fund and Total Return Bond Fund include securities on loan of $5,752,732 and $1,769,250, respectively.
**	Redemption price per share varies by length of time shares are held.

See accompanying notes to the financial statements.

Kentucky Intermediate Tax-Free Fund	Maryland Intermediate Tax-Free Fund	North Carolina Intermediate Tax-Free Fund	South Carolina Intermediate Tax-Free Fund	Virginia Intermediate Tax-Free Fund	West Virginia Intermediate Tax-Free Fund

$22,219,081	$33,557,266	$164,906,118	$34,538,942	$95,316,313	$85,652,244
671,617	1,269,885	6,028,793	990,807	4,999,416	2,644,075

22,890,698	34,827,151	170,934,911	35,529,749	100,315,729	88,296,319
266,862	337,066	2,354,628	443,387	1,176,868	1,326,445
—	—	—	—	—	—
74,703	32,630	1,189,417	330,000	326,991	573,336
1,447	4,395	4,614	2,624	4,700	5,507

23,233,710	35,201,242	174,483,570	36,305,760	101,824,288	90,201,607

—	—	—	—	—	—
41,393	57,022	359,193	54,386	204,077	221,393
500,000	—	—	895,113	1,089,230	—
8,968	—	700,590	—	33,079	169,169
—	—	—	—	—	—

7,646	11,874	66,577	13,263	38,632	34,212
1,932	3,044	15,173	3,004	8,804	7,797
14	14	113	18	69	59
1,715	2,080	7,635	2,604	5,521	4,847
1,924	273	16,776	1,824	10,882	9,258

563,592	74,307	1,166,057	970,212	1,390,294	446,735

$22,670,118	$35,126,935	$173,317,513	$35,335,548	$100,433,994	$89,754,872

$21,924,638	$33,833,163	$166,616,137	$34,309,195	$95,362,055	$87,054,609
2,186	1,073	71,012	4,532	42,366	(31,773)
71,677	22,814	601,571	31,014	30,157	87,961
671,617	1,269,885	6,028,793	990,807	4,999,416	2,644,075

$22,670,118	$35,126,935	$173,317,513	$35,335,548	$100,433,994	$89,754,872

$8,101,098	$9,930,528	$35,871,105	$12,259,044	$25,772,608	$23,161,850
—	—	—	—	—	—
—	—	—	—	—	—
14,569,020	25,196,407	137,446,408	23,076,504	74,661,386	66,593,022
—	—	—	—	—	—

$22,670,118	$35,126,935	$173,317,513	$35,335,548	$100,433,994	$89,754,872

774,325	913,847	3,368,850	1,161,309	2,189,217	2,341,088
—	—	—	—	—	—
—	—	—	—	—	—
1,394,378	2,315,311	12,909,724	2,200,569	6,343,455	6,724,116
—	—	—	—	—	—

2,168,703	3,229,158	16,278,574	3,361,878	8,532,672	9,065,204

$10.46	$10.87	$10.65	$10.56	$11.77	$9.89

$—	$—	$—	$—	$—	$—

$—	$—	$—	$—	$—	$—

$10.45	$10.88	$10.65	$10.49	$11.77	$9.90

$—	$—	$—	$—	$—	$—

3.00%	3.00%	3.00%	3.00%	3.00%	3.00%

$10.78	$11.21	$10.98	$10.89	$12.13	$10.20

BB&T Funds

Statements of Assets and Liabilities

March 31, 2010 (Unaudited)

	National Tax-Free Money Market Fund	Prime Money Market Fund
Assets:
Investments:
Investments-unaffiliated, at cost	$197,652,729	$647,901,347
Investments-affiliated, at cost	—	—

Total investments, at cost	197,652,729	647,901,347
Unrealized appreciation	—	—

Investments, at value	197,652,729	647,901,347
Repurchase agreements, at cost	—	116,094,000
Cash	—	383
Interest and dividends receivable	422,883	285,945
Receivable for investments sold	1,000,008	—
Receivable for capital shares issued	—	61,907
Receivable from Advisor	—	—
Prepaid and other expenses	7,613	35,807

Total Assets	199,083,233	764,379,389

Liabilities:
Distributions payable	1,591	3,696
Payable for investments purchased	1,500,022	—
Payable for capital shares redeemed	—	2,582
Accrued expenses and other payables:
Investment advisory fees	23,771	26,395
Administration fees	18,820	67,228
Audit fees	14,007	64,779
Compliance service fees	239	1,460
Distribution (12b-1) fees	—	—
Trustee fees	—	2,199
Legal fees	949	36,082
Printing fees	1,700	17,997
Transfer agent fees	12,285	97,238
Other	—	14,165

Total Liabilities	1,573,384	333,821

Net Assets	$197,509,849	$764,045,568

Net Assets Consist of:

Capital	$197,508,726	$764,041,143
Accumulated undistributed (distributions in excess of) net investment income	888	790
Accumulated realized gains (losses) from investments	235	3,635
Net unrealized appreciation on investments	—	—

Net Assets	$197,509,849	$764,045,568

Net Assets
Class A Shares	$81,709	$197,826,932
Class B Shares	—	1,670,313
Class C Shares	—	730,757
Institutional Shares	197,428,140	563,817,566

Total	$197,509,849	$764,045,568

Shares of Beneficial Interest Outstanding (Unlimited number of shares authorized, no par value)
Class A Shares	81,698	197,824,684
Class B Shares	—	1,671,069
Class C Shares	—	730,750
Institutional Shares	197,430,056	563,830,416

Total	197,511,754	764,056,919

Net Asset Value
Class A Shares - redemption price per share	$1.00	$1.00

Class B Shares - offering price per share*	$—	$1.00

Class C Shares - offering price per share*	$—	$1.00

Institutional Shares	$1.00	$1.00

Maximum Sales Charge - Class A Shares	N/A	N/A

Maximum Offering Price (100%/(100% - Maximum Sales Charge)) of net asset value adjusted to the nearest cent per share - Class A Shares	$1.00	$1.00

*	Redemption price per share varies by length of time shares are held.

See accompanying notes to the financial statements.

U.S. Treasury Money Market Fund	Capital Manager Conservative Growth Fund	Capital Manager Moderate Growth Fund	Capital Manager Growth Fund	Capital Manager Equity Fund

$280,132,973	$1,996,939	$10,618,878	$9,625,306	$3,392,961
—	11,152,485	27,131,264	19,159,132	5,394,291

280,132,973	13,149,424	37,750,142	28,784,438	8,787,252
—	1,809,596	1,009,139	354,087	294,168

280,132,973	14,959,020	38,759,281	29,138,525	9,081,420
155,663,502	—	—	—	—
—	—	—	—	—
188,956	30,111	41,060	13,919	3
—	—	—	—	—
5,443	6,934	287	1,202	8,656
41,473	—	—	—	—
21,596	4,442	5,511	5,235	6,586

436,053,943	15,000,507	38,806,139	29,158,881	9,096,665

2,472	2,011	1,773	183	—
—	—	—	—	—
26,381	2,237	1,982	9,305	1,318

—	—	—	—	—
46,103	—	—	—	—
35,447	837	2,062	1,541	524
578	11	30	22	9
—	3,935	15,109	11,786	4,503
—	—	—	—	—
27,567	551	491	327	203
17,086	381	35	—	—
57,650	1,172	2,277	1,508	521
1,723	—	—	—	—

215,007	11,135	23,759	24,672	7,078

$435,838,936	$14,989,372	$38,782,380	$29,134,209	$9,089,587

$435,836,884	$23,102,364	$51,831,340	$43,691,186	$19,723,171
2,052	(6,328)	(9,088)	(3,340)	(3,398)
—	(9,916,260)	(14,049,011)	(14,907,724)	(10,924,354)
—	1,809,596	1,009,139	354,087	294,168

$435,838,936	$14,989,372	$38,782,380	$29,134,209	$9,089,587

$146,642,554	$6,940,078	$26,492,513	$18,014,137	$4,874,424
692,833	2,654,587	10,919,560	9,294,702	4,093,944
57,030	127,822	113,440	136,478	13,961
288,446,519	5,266,885	1,256,867	1,688,892	107,258

$435,838,936	$14,989,372	$38,782,380	$29,134,209	$9,089,587

146,642,388	785,631	3,208,663	2,366,781	666,754
692,909	300,309	1,350,781	1,249,318	585,940
57,030	14,525	13,952	18,373	2,004
288,445,870	590,682	151,430	221,517	14,520

435,838,197	1,691,147	4,724,826	3,855,989	1,269,218

$1.00	$8.83	$8.26	$7.61	$7.31

$1.00	$8.84	$8.08	$7.44	$6.99

$1.00	$8.80	$8.13	$7.43	$6.97

$1.00	$8.92	$8.30	$7.62	$7.39

N/A	5.75%	5.75%	5.75%	5.75%

$1.00	$9.37	$8.76	$8.07	$7.76

BB&T Funds

Statements of Operations

For the Six Months Ended March 31, 2010 (Unaudited)

	Select Equity Fund	Mid Cap Value Fund
Investment Income:
Interest income	$—	$—
Dividend income	1,840,482	1,615,636
Foreign tax withholding	(11,535)	(891)
Income from securities lending	1,278	3,160

Total investment income	1,830,225	1,617,905

Expenses:
Investment advisory fees (See Note 6)	798,798	914,932
Administration fees (See Note 6)	110,010	126,014
Distribution fees - Class A Shares	74,679	16,360
Distribution fees - Class B Shares	21,754	18,988
Distribution fees - Class C Shares	523	1,370
Compliance service fees (See Note 6)	1,165	1,342
Trustee fees	7,776	8,488
Audit fees	12,167	13,477
Custodian fees	5,897	9,324
Fund accounting fees (See Note 6)	10,796	12,365
Legal fees	19,427	25,885
Printing fees	8,630	8,869
State registration fees	15,205	22,944
Transfer agent fees (See Note 6)	48,445	54,881
Other	7,440	167,148

Total expenses before waivers	1,142,712	1,402,387

Less expenses waived by the Investment Advisor (See Note 6)	(151,145)	(206,442)
Less expenses waived by the Distributor (See Note 6)	(37,340)	—
Less expenses waived by the Trustees (See Note 6)	(715)	(1,008)

Net expenses	953,512	1,194,937

Net investment income (loss)	876,713	422,968

Realized/Unrealized Gains (Losses) on Investments, Written Options, Foreign Currency Transactions, Futures Contracts and Capital Gains Tax:
Net realized gains (losses) from:
Investments	23,551,632	4,755,820
Capital gains tax	—	—
Futures contracts	—	—
Written options	—	—
Foreign currency transactions	—	—
Change in unrealized appreciation/depreciation on:
Investments	(2,206,646)	26,919,531
Deferred capital gains tax	—	—
Futures contracts	—	—
Written options	—	—
Foreign currency transactions	—	—

Net realized/unrealized gains (losses) on investments, written options, foreign currency transactions, futures contracts and capital gains tax	21,344,986	31,675,351

Change in net assets from operations	$22,221,699	$32,098,319

See accompanying notes to the financial statements.

Sterling Capital Small Cap Value Fund	International Equity Fund	Special Opportunities Equity Fund	Equity Income Fund	Short U.S. Government Fund

$—	$—	$—	$—	$1,003,282
288,046	775,819	2,452,777	6,538,496	134
—	(64,426)	(50,976)	(84,032)	—
678	8,301	30,182	30,068	202

288,724	719,694	2,431,983	6,484,532	1,003,618

174,768	434,019	2,073,843	1,292,329	216,965
19,913	44,192	264,049	188,083	36,917
4,007	8,815	465,253	274,607	14,833
1,713	4,587	121,532	70,497	—
34	748	317,705	233,921	—
54	471	2,718	1,895	374
1,366	3,090	17,848	12,145	2,424
2,433	4,841	28,533	19,376	3,912
3,318	162,632	14,160	12,621	2,067
1,942	4,341	25,924	18,464	3,616
3,658	6,012	38,274	28,160	4,984
5,121	3,311	18,269	13,078	2,312
16,130	6,039	23,568	26,669	2,362
33,113	18,635	127,257	75,988	14,169
56,301	50,431	18,706	13,943	6,745

323,871	752,164	3,557,639	2,281,776	311,680

(72,756)	(81,597)	(3,135)	(5,351)	(54,242)
(2,004)	(4,408)	(232,627)	(137,304)	(7,416)
(199)	(282)	(1,773)	(1,301)	(257)

248,912	665,877	3,320,104	2,137,820	249,765

39,812	53,817	(888,121)	4,346,712	753,853

2,472,951	5,436,720	21,566,192	4,211,746	56,844
—	(140)	—	—	—
—	100,888	—	—	—
—	—	2,012,471	581,016	—
—	91,586	—	—	—

3,408,856	(3,888,977)	34,418,381	35,728,019	(265,820)
—	7,249	—	—	—
—	14,536	—	—	—
—	—	1,417,976	10,234	—
—	141,801	—	—	—

5,881,807	1,903,663	59,415,020	40,531,015	(208,976)

$5,921,619	$1,957,480	$58,526,899	$44,877,727	$544,877

BB&T Funds

Statements of Operations

For the Six Months Ended March 31, 2010 (Unaudited)

	Intermediate U.S. Government Fund	Total Return Bond Fund
Investment Income:
Interest income	$3,689,871	$9,262,223
Dividend income	486	406
Income from securities lending	1,313	832

Total investment income	3,691,670	9,263,461

Expenses:
Investment advisory fees (See Note 6)	615,440	1,100,804
Administration fees (See Note 6)	104,529	186,896
Distribution fees - Class A Shares	30,620	45,651
Distribution fees - Class B Shares	15,876	25,842
Distribution fees - Class C Shares	2,202	3,023
Distribution fees - Class R Shares	—	4
Compliance service fees (See Note 6)	1,093	1,991
Trustee fees	7,028	13,270
Audit fees	11,116	20,728
Custodian fees	5,491	9,396
Fund accounting fees (See Note 6)	10,258	18,348
Legal fees	13,873	34,026
Printing fees	7,463	15,608
Transfer agent fees (See Note 6)	44,755	81,537
Other	14,571	31,329

Total expenses before waivers	884,315	1,588,453
Less expenses waived by the Investment Advisor (See Note 6)	(123,096)	(220,177)
Less expenses waived by the Distributor (See Note 6)	(15,310)	(22,825)
Less expenses waived by the Trustees (See Note 6)	(712)	(1,245)

Net expenses	745,197	1,344,206

Net investment income	2,946,473	7,919,255

Realized/Unrealized Gains (Losses) on Investments and Futures Contracts:
Net realized gains (losses) from:
Investments	(235,810)	6,449,148
Futures contracts	—	(233,541)
Change in unrealized appreciation/depreciation on:
Investments	281,483	(1,677,047)
Futures contracts	—	69,958

Net realized/unrealized gains (losses) on investments and futures contracts	45,673	4,608,518

Change in net assets from operations	$2,992,146	$12,527,773

See accompanying notes to the financial statements.

Kentucky Intermediate Tax-Free Fund	Maryland Intermediate Tax-Free Fund	North Carolina Intermediate Tax-Free Fund	South Carolina Intermediate Tax-Free Fund	Virginia Intermediate Tax-Free Fund	West Virginia Intermediate Tax-Free Fund

$394,964	$558,579	$3,164,386	$609,947	$1,784,942	$1,852,646
611	1,828	—	793	47	1,221
—	—	—	—	—	—

395,575	560,407	3,164,386	610,740	1,784,989	1,853,867

63,512	96,733	501,523	93,567	285,993	193,930
10,789	16,377	85,199	15,896	48,467	44,006
18,754	22,320	83,766	28,792	58,361	26,327
—	—	—	—	—	—
—	—	—	—	—	—
—	—	—	—	—	—
112	164	889	161	508	460
730	989	5,686	1,022	3,375	2,985
1,152	1,570	8,975	1,621	5,344	4,685
562	804	4,074	791	2,387	2,148
1,059	1,612	8,359	1,559	4,767	4,310
1,360	1,670	10,709	1,797	6,412	5,679
811	1,064	6,349	1,109	3,764	3,350
4,397	6,200	35,055	6,200	20,279	18,184
6,683	8,780	16,632	9,496	11,807	13,134

109,921	158,283	767,216	162,011	451,464	319,198
(21,170)	(32,244)	(125,381)	(23,388)	(71,499)	—
(9,377)	(11,160)	(41,883)	(14,396)	(29,181)	—
(74)	(115)	(582)	(110)	(335)	(298)

79,300	114,764	599,370	124,117	350,449	318,900

316,275	445,643	2,565,016	486,623	1,434,540	1,534,967

198,673	26,069	615,435	54,502	65,726	54,289
—	—	—	—	—	—

(423,045)	(315,615)	(3,013,331)	(405,673)	(1,528,077)	(1,146,951)
—	—	—	—	—	—

(224,372)	(289,546)	(2,397,896)	(351,171)	(1,462,351)	(1,092,662)

$91,903	$156,097	$167,120	$135,452	$(27,811)	$442,305

BB&T Funds

Statements of Operations

For the Six Months Ended March 31, 2010 (Unaudited)

	National Tax-Free Money Market Fund	Prime Money Market Fund
Investment Income:
Interest income	$534,133	$1,672,208
Dividend income - unaffiliated	135	—
Dividend income - affiliated	—	—
Income from securities lending	—	—

Total investment income	534,268	1,672,208

Expenses:
Investment advisory fees (See Note 6)	306,523	1,879,390
Administration fees (See Note 6)	124,868	477,838
Distribution fees - Class A Shares	219	558,282
Distribution fees - Class B Shares	—	8,436
Distribution fees - Class C Shares	—	4,114
Compliance service fees (See Note 6)	1,405	5,898
Trustee fees	9,421	43,194
Audit fees	14,673	66,103
Custodian fees	6,411	26,096
Fund accounting fees (See Note 6)	12,261	46,984
Legal fees	17,576	97,695
Printing fees	10,711	49,767
State registration fees	3,959	7,170
Transfer agent fees (See Note 6)	55,483	260,114
Other	13,632	64,415

Total expenses before waivers	577,142	3,595,496
Less expenses waived by the Investment Advisor (See Note 6)	(97,104)	(1,396,299)
Less expenses waived by the Distributor (See Note 6)	(205)	(570,738)
Less expenses waived by the Trustees (See Note 6)	(767)	(2,575)

Net expenses	479,066	1,625,884

Net investment income	55,202	46,324

Realized/Unrealized Gains (Losses) on Investments:
Net realized gains (losses) from:
Investment transactions - unaffiliated	235	3,067
Investment transactions - affiliated	—	—
Distributions from affiliated funds	—	—
Change in unrealized appreciation/depreciation on:
Investments	—	—

Net realized/unrealized gains on investments	235	3,067

Change in net assets from operations	$55,437	$49,391

See accompanying notes to the financial statements.

U.S. Treasury Money Market Fund	Capital Manager Conservative Growth Fund	Capital Manager Moderate Growth Fund	Capital Manager Growth Fund	Capital Manager Equity Fund

$402,834	$—	$—	$—	$—
—	33,828	134,303	124,552	48,117
—	233,555	435,907	247,206	57,765
1,581	—	—	—	—

404,415	267,383	570,210	371,758	105,882

1,150,981	18,209	47,530	35,558	11,320
292,842	—	—	—	—
387,990	15,738	62,855	42,688	11,708
4,315	14,657	57,491	48,010	20,796
281	577	466	591	48
3,280	79	206	154	51
22,393	527	1,357	1,017	346
34,098	798	2,107	1,578	527
15,467	363	939	703	231
28,775	728	1,901	1,422	453
58,254	1,279	2,752	2,034	729
29,927	650	1,541	1,137	387
5,605	3,328	3,980	4,467	4,107
149,041	3,886	9,043	6,511	2,105
56,769	2,930	3,608	3,219	2,496

2,240,018	63,749	195,776	149,089	55,304
(1,469,529)	(18,209)	(47,530)	(35,558)	(11,320)
(392,586)	(7,869)	(31,428)	(21,344)	(5,854)
(1,916)	(49)	(126)	(94)	(29)

375,987	37,622	116,692	92,093	38,101

28,428	229,761	453,518	279,665	67,781

—	38,108	(159,040)	(191,564)	(175,348)
—	40,507	(440,346)	(542,699)	(315,365)
—	5,871	8,249	2,835	—

—	494,656	2,820,113	2,686,819	1,215,719

—	579,142	2,228,976	1,955,391	725,006

$28,428	$808,903	$2,682,494	$2,235,056	$792,787

BB&T Funds

Statements of Changes in Net Assets

	Select Equity Fund

	For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009
From Investment Activities:
Operations:
Net investment income	$876,713	$2,985,900
Net realized gains (losses) on investments	23,551,632	(46,332,109)
Change in unrealized appreciation/depreciation on investments	(2,206,646)	7,658,623

Change in net assets from operations	22,221,699	(35,687,586)

Distributions to Class A Shareholders:
Net investment income	(112,427)	(345,013)
Distributions to Class B Shareholders:
Net investment income	(705)	(32,847)
Distributions to Class C Shareholders:
Net investment income	(53)	(687)
Distributions to Institutional Class Shareholders:
Net investment income	(901,071)	(2,716,522)

Change in net assets from shareholder distributions	(1,014,256)	(3,095,069)

Capital Transactions:
Change in net assets from capital transactions	(5,488,879)	(50,719,431)

Change in net assets	15,718,564	(89,502,086)
Net Assets:
Beginning of period	211,608,590	301,110,676

End of period	$227,327,154	$211,608,590

Accumulated undistributed net investment income	$49,998	$187,541

See accompanying notes to the financial statements.

Mid Cap Value Fund		Sterling Capital Small Cap Value Fund

For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009	For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009

$422,968	$611,709	$39,812	$36,616
4,755,820	(32,156,836)	2,472,951	(6,586,015)
26,919,531	35,343,826	3,408,856	7,332,034

32,098,319	3,798,699	5,921,619	782,635

(23,149)	(23,972)	—	—

(579)	(2,888)	—	—

(86)	(258)	—	—

(575,165)	(500,098)	(35,582)	(629,909)

(598,979)	(527,216)	(35,582)	(629,909)

67,503,684	15,033,959	34,781,299	3,002,347

99,003,024	18,305,442	40,667,336	3,155,073

214,677,320	196,371,878	25,789,893	22,634,820

$313,680,344	$214,677,320	$66,457,229	$25,789,893

$167,691	$343,702	$40,845	$36,615

BB&T Funds

Statements of Changes in Net Assets, continued

	International Equity Fund

	For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009
From Investment Activities:
Operations:
Net investment income (loss)	$53,817	$1,208,491
Net realized gains (losses) on investments, capital gains tax, futures contracts, written options and foreign currency transactions	5,629,054	(46,303,031)
Change in unrealized appreciation/depreciation on investments, deferred capital gains tax, futures contracts, written options and foreign currency transactions	(3,725,391)	36,547,790

Change in net assets from operations	1,957,480	(8,546,750)

Distributions to Class A Shareholders:
Net investment income	(71,166)	(76,648)
Net realized gains from investment transactions	—	—
Return of capital
Distributions to Class B Shareholders:
Net investment income	(13,417)	(27,852)
Net realized gains from investment transactions	—	—
Return of capital	—	—
Distributions to Class C Shareholders:
Net investment income	(1,290)	(4,032)
Net realized gains from investment transactions	—	—
Return of capital	—	—
Distributions to Institutional Class Shareholders:
Net investment income	(1,704,204)	(2,301,592)
Net realized gains from investment transactions	—	—
Return of capital

Change in net assets from shareholder distributions	(1,790,077)	(2,410,124)

Capital Transactions:
Change in net assets from capital transactions	3,924,485	(17,431,292)

Change in net assets	4,091,888	(28,388,166)
Net Assets:
Beginning of period	86,027,088	114,415,254

End of period	$90,118,976	$86,027,088

Accumulated undistributed (distributions in excess of) net investment income (loss)	$(1,495,392)	$240,868

See accompanying notes to the financial statements.

Special Opportunities Equity Fund		Equity Income Fund		Short U.S. Government Fund

For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009	For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009	For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009

$(888,121)	$236,892	$4,346,712	$7,873,535	$753,853	$1,221,403

23,578,663	(29,699,816)	4,792,762	(38,062,074)	56,844	244,397

35,836,357	57,386,739	35,738,253	22,062,140	(265,820)	846,904

58,526,899	27,923,815	44,877,727	(8,126,399)	544,877	2,312,704

—	(40,821)	(1,118,860)	(1,725,326)	(80,225)	(159,233)
—	(4,588,187)	—	(236,183)	—	—
—	(868,873)

—	(1,008)	(85,982)	(155,790)	—	—
—	(984,305)	—	(35,400)	—	—
—	(164,603)	—	—	—	—

—	(1,761)	(314,696)	(402,593)	—	—
—	(1,915,038)	—	(76,742)	—	—
—	(319,017)	—	—	—	—

—	(82,919)	(2,244,135)	(3,286,149)	(978,458)	(1,470,163)
—	(6,753,084)	—	(374,003)	—	—
	(1,312,270)

—	(17,031,886)	(3,763,673)	(6,292,186)	(1,058,683)	(1,629,396)

25,858,199	108,025,531	54,738,891	57,257,803	17,123,514	13,757,171

84,385,098	118,917,460	95,852,945	42,839,218	16,609,708	14,440,479

486,287,196	367,369,736	329,492,657	286,653,439	64,032,052	49,591,573

$570,672,294	$486,287,196	$425,345,602	$329,492,657	$80,641,760	$64,032,052

$(880,417)	$7,704	$1,357,516	$774,477	$(321,006)	$(16,176)

BB&T Funds

Statements of Changes in Net Assets, continued

	Intermediate U.S. Government Fund

	For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009
From Investment Activities:
Operations:
Net investment income	$2,946,473	$5,002,859
Net realized gains (losses) on investments and futures contracts	(235,810)	1,189,783
Change in unrealized appreciation/depreciation on investments and futures contracts	281,483	5,841,592

Change in net assets from operations	2,992,146	12,034,234

Distributions to Class A Shareholders:
Net investment income	(175,660)	(392,008)
Net realized gains from investment transactions	—	—
Distributions to Class B Shareholders:
Net investment income	(33,659)	(91,614)
Net realized gains from investment transactions	—	—
Distributions to Class C Shareholders:
Net investment income	(4,667)	(6,890)
Net realized gains from investment transactions	—	—
Distributions to Institutional Class Shareholders:
Net investment income	(2,950,885)	(4,800,213)
Net realized gains from investment transactions	—	—
Distributions to Class R Shareholders:
Net investment income	—	—

Change in net assets from shareholder distributions	(3,164,871)	(5,290,725)

Capital Transactions:
Change in net assets from capital transactions	16,134,752	63,757,441

Change in net assets	15,962,027	70,500,950
Net Assets:
Beginning of period	193,688,752	123,187,802

End of period	$209,650,779	$193,688,752

Accumulated undistributed (distributions in excess of) net investment income	$1,660,926	$1,879,324

See accompanying notes to the financial statements.

Total Return Bond Fund		Kentucky Intermediate Tax-Free Fund		Maryland Intermediate Tax-Free Fund

For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009	For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009	For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009

$7,919,255	$17,471,958	$316,275	$584,596	$445,643	$601,865
6,215,607	4,660,658	198,673	76,541	26,069	(2,034)
(1,607,089)	26,777,266	(423,045)	1,443,910	(315,615)	1,980,869

12,527,773	48,909,882	91,903	2,105,047	156,097	2,580,700

(421,690)	(463,538)	(105,546)	(183,794)	(115,023)	(155,759)
(13,422)	—	(73,964)	(54,264)	(1,441)	(35,179)

(100,462)	(188,599)	—	—	—	—
(3,855)	—	—	—	—	—

(11,548)	(9,298)	—	—	—	—
(356)	—	—	—	—	—

(8,372,011)	(16,996,203)	(209,680)	(397,069)	(329,047)	(442,167)
(255,197)	—	(134,098)	(103,322)	(3,717)	(98,119)

(34)	—	—	—	—	—

(9,178,575)	(17,657,638)	(523,288)	(738,449)	(449,228)	(731,224)

24,920,175	(113,914,589)	3,288,662	2,012,242	6,443,463	11,210,947

28,269,373	(82,662,345)	2,857,277	3,378,840	6,150,332	13,060,423

361,251,339	443,913,684	19,812,841	16,434,001	28,976,603	15,916,180

$389,520,712	$361,251,339	$22,670,118	$19,812,841	$35,126,935	$28,976,603

$(122,024)	$864,466	$2,186	$1,137	$1,073	$(500)

BB&T Funds

Statements of Changes in Net Assets, continued

	North Carolina Intermediate Tax-Free Fund

	For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009
From Investment Activities:
Operations:
Net investment income	$2,565,016	$4,606,501
Net realized gains (losses) on investments	615,435	974,303
Change in unrealized appreciation/depreciation of investments	(3,013,331)	10,689,480

Change in net assets from operations	167,120	16,270,284

Distributions to Class A Shareholders:
Net investment income	(479,555)	(743,381)
Net realized gains from investment transactions	(198,488)	(211,075)
Distributions to Institutional Class Shareholders:
Net investment income	(2,081,485)	(3,856,177)
Net realized gains from investment transactions	(797,240)	(1,036,786)

Change in net assets from shareholder distributions	(3,556,768)	(5,847,419)

Capital Transactions:
Change in net assets from capital transactions	16,828,512	24,925,395

Change in net assets	13,438,864	35,348,260
Net Assets:
Beginning of period	159,878,649	124,530,389

End of period	$173,317,513	$159,878,649

Accumulated undistributed (distributions in excess of) net investment income	$71,012	$67,036

See accompanying notes to the financial statements.

South Carolina Intermediate Tax-Free Fund		Virginia Intermediate Tax-Free Fund		West Virginia Intermediate Tax-Free Fund

For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009	For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009	For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009

$486,623	$748,102	$1,434,540	$2,767,953	$1,534,967	$2,695,810
54,502	(26,687)	65,726	844,628	54,289	129,036
(405,673)	2,016,126	(1,528,077)	6,763,743	(1,146,951)	5,203,311

135,452	2,737,541	(27,811)	10,376,324	442,305	8,028,157

(169,501)	(269,642)	(329,030)	(369,951)	(352,398)	(566,422)
—	(118,467)	(209,494)	(78,927)	(32,736)	(19,073)

(313,818)	(473,675)	(1,104,539)	(2,394,907)	(1,173,060)	(2,110,420)
—	(235,059)	(663,572)	(585,966)	(104,015)	(69,580)

(483,319)	(1,096,843)	(2,306,635)	(3,429,751)	(1,662,209)	(2,765,495)

7,154,621	6,108,311	10,939,190	3,568,450	7,857,511	4,887,895

6,806,754	7,749,009	8,604,744	10,515,023	6,637,607	10,150,557

28,528,794	20,779,785	91,829,250	81,314,227	83,117,265	72,966,708

$35,335,548	$28,528,794	$100,433,994	$91,829,250	$89,754,872	$83,117,265

$4,532	$1,228	$42,366	$41,395	$(31,773)	$(41,282)

BB&T Funds

Statements of Changes in Net Assets, continued

	National Tax-Free Money Market Fund

	For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009
From Investment Activities:
Operations:
Net investment income	$55,202	$2,120,139
Net realized gains (losses) from investments and distributions from affiliated funds	235	885
Change in unrealized appreciation/depreciation of investments	—	—

Change in net assets from operations	55,437	2,121,024

Distributions to Class A Shareholders:
Net investment income	(3)	(325)
Net realized gains from investment transactions	—	—
Distributions to Class B Shareholders:
Net investment income	—	(4)
Net realized gains from investment transactions	—	—
Distributions to Class C Shareholders:
Net investment income	—	(3)
Net realized gains from investment transactions	—	—
Distributions to Institutional Class Shareholders:
Net investment income	(55,199)	(2,131,947)
Net realized gains from investment transactions	—	—

Change in net assets from shareholder distributions	(55,202)	(2,132,279)

Capital Transactions:
Change in net assets from capital transactions	(63,429,156)	109,505,842

Change in net assets	(63,428,921)	109,494,587
Net Assets:
Beginning of period	260,938,770	151,444,183

End of period	$197,509,849	$260,938,770

Accumulated undistributed (distributions in excess of) net investment income	$888	$888

See accompanying notes to the financial statements.

Prime Money Market Fund		U.S. Treasury Money Market Fund		Capital Manager Conservative Growth Fund

For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009	For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009	For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009

$46,324	$11,671,426	$28,428	$343,175	$229,761	$740,805
3,067	568	—	—	84,486	(9,000,447)
—	—	—	—	494,656	6,267,927

49,391	11,671,994	28,428	343,175	808,903	(1,991,715)

(10,909)	(3,328,886)	(7,620)	(86,171)	(108,995)	(167,125)
—	—	—	—	—	(111,915)

(70)	(7,014)	(36)	(223)	(33,857)	(71,271)
—	—	—	—	—	(62,677)

(40)	(2,335)	(3)	(18)	(1,627)	(2,064)
—	—	—	—	—	(1,617)

(35,306)	(8,344,788)	(20,769)	(256,763)	(90,504)	(514,802)
—	—	—	—	—	(663,941)

(46,325)	(11,683,023)	(28,428)	(343,175)	(234,983)	(1,595,412)

(389,340,547)	(586,801,661)	(165,997,821)	(596,524,912)	(115,280)	(33,566,315)

(389,337,481)	(586,812,690)	(165,997,821)	(596,524,912)	458,640	(37,153,442)

1,153,383,049	1,740,195,739	601,836,757	1,198,361,669	14,530,732	51,684,174

$764,045,568	$1,153,383,049	$435,838,936	$601,836,757	$14,989,372	$14,530,732

$790	$791	$2,052	$2,052	$(6,328)	$(1,106)

BB&T Funds

Statements of Changes in Net Assets, continued

	Capital Manager Moderate Growth Fund

	For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009
From Investment Activities:
Operations:
Net investment income	$453,518	$911,062
Net realized losses from investments and distributions from affiliated funds	(591,137)	(10,350,284)
Change in unrealized appreciation/depreciation of investments	2,820,113	6,828,013

Change in net assets from operations	2,682,494	(2,611,209)

Distributions to Class A Shareholders:
Net investment income	(333,766)	(518,431)
Distributions to Class B Shareholders:
Net investment income	(107,641)	(195,965)
Distributions to Class C Shareholders:
Net investment income	(980)	(1,228)
Distributions to Institutional Class Shareholders:
Net investment income	(18,350)	(216,943)

Change in net assets from shareholder distributions	(460,737)	(932,567)

Capital Transactions:
Change in net assets from capital transactions	(1,010,040)	(23,343,292)

Change in net assets	1,211,717	(26,887,068)
Net Assets:
Beginning of period	37,570,663	64,457,731

End of period	$38,782,380	$37,570,663

Accumulated distributions in excess of net investment income	$(9,088)	$(1,869)

See accompanying notes to the financial statements.

Capital Manager Growth Fund		Capital Manager Equity Fund

For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009	For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009

$279,665	$553,213	$67,781	$178,933
(731,428)	(9,614,636)	(490,713)	(8,450,950)
2,686,819	5,483,507	1,215,719	4,531,287

2,235,056	(3,577,916)	792,787	(3,740,730)

(190,995)	(275,030)	(52,234)	(40,297)

(70,505)	(121,905)	(16,496)	(35,300)

(992)	(695)	(90)	(5)

(20,252)	(181,769)	(2,359)	(113,522)

(282,744)	(579,399)	(71,179)	(189,124)

(1,149,353)	(17,029,420)	(1,355,145)	(11,434,883)

802,959	(21,186,735)	(633,537)	(15,364,737)

28,331,250	49,517,985	9,723,124	25,087,861

$29,134,209	$28,331,250	$9,089,587	$9,723,124

$(3,340)	$(261)	$(3,398)	$—

BB&T Funds

Statements of Changes in Net Assets, continued

	Select Equity Fund

	For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$824,111	$1,983,302
Proceeds from shares issued in conversion	—	—
Distributions reinvested	110,416	339,192
Value of shares redeemed	(2,026,892)	(4,782,648)

Change in net assets from Class A Share transactions	(1,092,365)	(2,460,154)
Class B Shares:
Proceeds from shares issued	4,965	204,563
Proceeds from shares issued in conversion	—	—
Distributions reinvested	703	32,712
Value of shares redeemed	(808,476)	(2,386,581)

Change in net assets from Class B Share transactions	(802,808)	(2,149,306)
Class C Shares:
Proceeds from shares issued	25,396	45,286
Proceeds from shares issued in conversion	—	—
Distributions reinvested	50	651
Value of shares redeemed	(16,126)	(82,461)

Change in net assets from Class C Share transactions	9,320	(36,524)
Institutional Shares:
Proceeds from shares issued	10,651,744	19,666,433
Proceeds from shares issued in conversion	—	—
Distributions reinvested	838,906	2,293,574
Value of shares redeemed	(15,093,676)	(68,033,454)

Change in net assets from Institutional Share transactions	(3,603,026)	(46,073,447)
Class R Shares:
Proceeds from shares issued	—	—

Change in net assets from Class R Share transactions	—	—

Change in net assets from capital transactions	$(5,488,879)	$(50,719,431)

Share Transactions:
Class A Shares:
Issued	78,209	227,591
Issued in conversion	—	—
Reinvested	10,198	39,583
Redeemed	(192,498)	(549,666)

Change in Class A Shares	(104,091)	(282,492)
Class B Shares:
Issued	475	24,291
Issued in conversion	—	—
Reinvested	67	3,930
Redeemed	(78,263)	(281,391)

Change in Class B Shares	(77,721)	(253,170)
Class C Shares:
Issued	2,458	5,147
Issued in conversion	—	—
Reinvested	5	78
Redeemed	(1,572)	(8,687)

Change in Class C Shares	891	(3,462)
Institutional Shares:
Issued	1,005,130	2,272,328
Issued in conversion	—	—
Reinvested	77,075	265,040
Redeemed	(1,426,715)	(7,603,398)

Change in Institutional Shares	(344,510)	(5,066,030)
Class R Shares:
Issued	—	—

Change in Class R Shares	—	—

Change in Shares	(525,431)	(5,605,154)

See accompanying notes to the financial statements.

Mid Cap Value Fund		Sterling Capital Small Cap Value Fund

For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009	For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009

$1,438,679	$1,513,470	$65,639	$—
5,898,265	—	4,823,580	—
22,871	23,737	—	—
(1,090,577)	(18,697,334)	(153,821)	—

6,269,238	(17,160,127)	4,735,398	—

17,812	193,887	102	—
1,265,846	—	1,039,675	—
579	2,885	—	—
(616,568)	(793,203)	(44,330)	—

667,669	(596,431)	995,447	—

196,453	13,579	4,645	—
72,648	—	17,265	—
77	125	—	—
(32,118)	(120,248)	—	—

237,060	(106,544)	21,910	—

29,139,575	84,559,427	12,000,040	8,470,107
69,504,565	—	22,752,370	—
440,921	378,820	33,878	606,770
(38,755,444)	(52,041,186)	(5,757,844)	(6,074,530)

60,329,617	32,897,061	29,028,444	3,002,347

100	—	100	—

100	—	100	—

$67,503,684	$15,033,959	$34,781,299	$3,002,347

125,605	169,260	5,988	—
533,366	—	457,112	—
2,024	2,909	—	—
(96,912)	(1,854,915)	(13,848)	—

564,083	(1,682,746)	449,252	—

1,631	25,735	10	—
119,580	—	98,525	—
54	367	—	—
(56,436)	(100,401)	(4,025)	—

64,829	(74,299)	94,510	—

18,429	1,655	440	—
6,840	—	1,636	—
7	15	—	—
(2,842)	(16,984)	—	—

22,434	(15,314)	2,076	—

2,571,112	9,161,697	1,119,689	971,707
6,253,352	—	2,156,153	—
38,814	46,311	3,215	98,342
(3,436,088)	(6,271,824)	(546,446)	(846,871)

5,427,190	2,936,184	2,732,611	223,178

9	—	9	—

9	—	9	—

6,078,545	1,163,825	3,278,458	223,178

BB&T Funds

Statements of Changes in Net Assets, continued

	International Equity Fund
	For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$514,985	$611,996
Distributions reinvested	67,212	73,346
Value of shares redeemed	(224,305)	(619,562)

Change in net assets from Class A Share transactions	357,892	65,780
Class B Shares:
Proceeds from shares issued	12,334	117,435
Distributions reinvested	13,417	27,848
Value of shares redeemed	(92,086)	(322,513)

Change in net assets from Class B Share transactions	(66,335)	(177,230)
Class C Shares:
Proceeds from shares issued	51,009	6,213
Distributions reinvested	1,243	3,934
Value of shares redeemed	(64,606)	(2,823)

Change in net assets from Class C Share transactions	(12,354)	7,324
Institutional Shares:
Proceeds from shares issued	9,194,907	18,592,178
Distributions reinvested	1,313,469	1,355,129
Value of shares redeemed	(6,863,094)	(37,274,473)

Change in net assets from Institutional Share transactions	3,645,282	(17,327,166)
Class R Shares:
Proceeds from shares issued	—	—

Change in net assets from Class R Share transactions	—	—

Change in net assets from capital transactions	$3,924,485	$(17,431,292)

Share Transactions:
Class A Shares:
Issued	103,524	138,546
Reinvested	13,469	17,422
Redeemed	(45,955)	(149,273)

Change in Class A Shares	71,038	6,695
Class B Shares:
Issued	2,834	30,688
Reinvested	3,029	7,426
Redeemed	(21,113)	(91,372)

Change in Class B Shares	(15,250)	(53,258)
Class C Shares:
Issued	12,084	1,326
Reinvested	281	1,055
Redeemed	(14,565)	(868)

Change in Class C Shares	(2,200)	1,513
Institutional Shares:
Issued	1,820,398	4,282,213
Reinvested	255,043	311,524
Redeemed	(1,335,467)	(8,714,073)

Change in Institutional Shares	739,974	(4,120,336)
Class R Shares:
Issued	—	—

Change in Class R Shares	—	—

Change in Shares	793,562	(4,165,386)

See accompanying notes to the financial statements.

Special Opportunities Equity Fund		Equity Income Fund		Short U.S. Government Fund
For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009	For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009	For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009

$30,036,204	$71,191,936	$24,846,326	$30,607,899	$2,542,799	$1,494,189
—	5,215,999	986,674	1,743,806	73,946	149,156
(20,055,561)	(29,786,631)	(11,147,676)	(24,727,229)	(1,122,504)	(1,476,030)

9,980,643	46,621,304	14,685,324	7,624,476	1,494,241	167,315

189,033	2,146,745	314,570	2,091,712	—	—
—	1,122,418	83,025	184,877	—	—
(1,761,921)	(4,131,438)	(930,169)	(2,738,223)	—	—

(1,572,888)	(862,275)	(532,574)	(461,634)	—	—

9,795,615	16,178,384	14,331,407	14,110,019	—	—
—	2,167,962	281,157	435,434	—	—
(4,116,809)	(8,736,669)	(2,335,471)	(6,328,259)	—	—

5,678,806	9,609,677	12,277,093	8,217,194	—	—

34,958,121	106,067,836	44,792,990	81,509,154	34,033,963	62,733,868
—	5,139,975	1,489,260	2,352,452	185,599	450,895
(23,186,583)	(58,550,986)	(17,973,302)	(41,983,839)	(18,590,289)	(49,594,907)

11,771,538	52,656,825	28,308,948	41,877,767	15,629,273	13,589,856

100	—	100	—	—	—

100	—	100	—	—	—

$25,858,199	$108,025,531	$54,738,891	$57,257,803	$17,123,514	$13,757,171

1,954,532	5,868,766	2,036,424	3,015,882	263,608	154,765
—	490,046	79,430	169,595	7,667	15,462
(1,316,123)	(2,437,192)	(924,372)	(2,462,292)	(116,279)	(153,057)

638,409	3,921,620	1,191,482	723,185	154,996	17,170

12,805	192,268	25,932	215,807	—	—
—	111,063	6,734	18,056	—	—
(121,289)	(368,389)	(76,617)	(275,597)	—	—

(108,484)	(65,058)	(43,951)	(41,734)	—	—

671,780	1,352,888	1,188,772	1,380,189	—	—
—	214,531	22,802	42,286	—	—
(282,271)	(783,829)	(193,076)	(631,797)	—	—

389,509	783,590	1,018,498	790,678	—	—

2,231,108	8,619,828	3,660,238	8,044,137	3,528,456	6,496,098
—	474,889	119,591	228,246	19,252	46,794
(1,480,221)	(4,537,247)	(1,481,807)	(4,117,926)	(1,927,529)	(5,133,031)

750,887	4,557,470	2,298,022	4,154,457	1,620,179	1,409,861

7	—	8	—	—	—

7	—	8	—	—	—

1,670,328	9,197,622	4,464,059	5,626,586	1,775,175	1,427,031

BB&T Funds

Statements of Changes in Net Assets, continued

	Intermediate U.S. Government Fund
	For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$1,216,317	$5,507,545
Distributions reinvested	159,167	356,399
Value of shares redeemed	(2,270,334)	(3,198,228)

Change in net assets from Class A Share transactions	(894,850)	2,665,716
Class B Shares:
Proceeds from shares issued	89,667	770,323
Distributions reinvested	32,524	86,626
Value of shares redeemed	(368,227)	(837,317)

Change in net assets from Class B Share transactions	(246,036)	19,632
Class C Shares:
Proceeds from shares issued	40,005	354,900
Distributions reinvested	3,002	4,738
Value of shares redeemed	(26,501)	(118,825)

Change in net assets from Class C Share transactions	16,506	240,813
Institutional Shares:
Proceeds from shares issued	42,720,083	122,254,012
Distributions reinvested	935,536	1,957,937
Value of shares redeemed	(26,396,487)	(63,380,669)

Change in net assets from Institutional Share transactions	17,259,132	60,831,280
Class R Shares:
Proceeds from shares issued	—	—
Proceeds from shares issued in conversion	—	—
Distributions reinvested	—	—

Change in net assets from Class R Share transactions	—	—

Change in net assets from capital transactions	$16,134,752	$63,757,441

Share Transactions:
Class A Shares:
Issued	115,194	530,446
Reinvested	15,072	34,310
Redeemed	(215,230)	(308,512)

Change in Class A Shares	(84,964)	256,244
Class B Shares:
Issued	8,503	74,821
Reinvested	3,091	8,377
Redeemed	(35,031)	(80,647)

Change in Class B Shares	(23,437)	2,551
Class C Shares:
Issued	3,799	33,865
Reinvested	285	457
Redeemed	(2,521)	(11,434)

Change in Class C Shares	1,563	22,888
Institutional Shares:
Issued	4,042,124	11,698,649
Reinvested	88,493	188,282
Redeemed	(2,498,477)	(6,102,237)

Change in Institutional Shares	1,632,140	5,784,694
Class R Shares:
Issued	—	—
Reinvested	—	—

Change in Class R Shares	—	—

Change in Shares	1,525,302	6,066,377

See accompanying notes to the financial statements.

Total Return Bond Fund		Kentucky Intermediate Tax-Free Fund		Maryland Intermediate Tax-Free Fund
For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009	For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009	For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009

$8,346,893	$9,088,236	$1,303,181	$1,307,631	$2,009,830	$3,911,381
406,148	438,479	134,520	188,172	87,274	139,925
(2,574,734)	(3,473,367)	(183,222)	(477,223)	(350,929)	(680,310)

6,178,307	6,053,348	1,254,479	1,018,580	1,746,175	3,370,996

183,770	1,403,822	—	—	—	—
98,479	175,040	—	—	—	—
(792,773)	(1,628,138)	—	—	—	—

(510,524)	(49,276)	—	—	—	—

549,147	188,344	—	—	—	—
11,190	8,524	—	—	—	—
(29,327)	(7,826)	—	—	—	—

531,010	189,042	—	—	—	—

54,229,708	94,275,883	4,661,943	4,166,460	6,402,461	9,576,183
3,682,536	5,788,138	2,490	22	29,842	34,871
(39,195,896)	(220,171,724)	(2,630,250)	(3,172,820)	(1,735,015)	(1,771,103)

18,716,348	(120,107,703)	2,034,183	993,662	4,697,288	7,839,951

5,000	—	—	—	—	—
—	—	—	—	—	—
34	—	—	—	—	—

5,034	—	—	—	—	—

$24,920,175	$(113,914,589)	$3,288,662	$2,012,242	$6,443,463	$11,210,947

770,376	880,753	123,554	127,302	184,140	367,703
37,481	42,944	12,811	18,641	8,016	13,488
(238,503)	(341,607)	(17,422)	(48,014)	(32,155)	(64,532)

569,354	582,090	118,943	97,929	160,001	316,659

16,926	139,668	—	—	—	—
9,083	17,205	—	—	—	—
(73,082)	(160,292)	—	—	—	—

(47,073)	(3,419)	—	—	—	—

50,611	18,404	—	—	—	—
1,031	832	—	—	—	—
(2,698)	(781)	—	—	—	—

48,944	18,455	—	—	—	—

5,003,921	9,274,960	443,361	404,656	587,737	903,818
339,678	569,241	238	2	2,736	3,330
(3,619,253)	(21,833,628)	(250,595)	(309,841)	(159,039)	(169,663)

1,724,346	(11,989,427)	193,004	94,817	431,434	737,485

460	—	—	—	—	—
3	—	—	—	—	—

463	—	—	—	—	—

2,296,034	(11,392,301)	311,947	192,746	591,435	1,054,144

BB&T Funds

Statements of Changes in Net Assets, continued

	North Carolina Intermediate Tax-Free Fund

	For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$7,971,892	$8,512,398
Distributions reinvested	504,393	700,409
Value of shares redeemed	(1,714,044)	(2,239,327)

Change in net assets from Class A Share transactions	6,762,241	6,973,480
Institutional Shares:
Proceeds from shares issued	26,034,088	53,325,044
Distributions reinvested	148,691	86,026
Value of shares redeemed	(16,116,508)	(35,459,155)

Change in net assets from Institutional Share transactions	10,066,271	17,951,915

Change in net assets from capital transactions	$16,828,512	$24,925,395

Share Transactions:
Class A Shares:
Issued	743,996	808,322
Reinvested	47,137	67,986
Redeemed	(160,124)	(216,514)

Change in Class A Shares	631,009	659,794
Institutional Shares:
Issued	2,431,029	5,114,666
Reinvested	13,898	8,269
Redeemed	(1,504,705)	(3,416,981)

Change in Institutional Shares	940,222	1,705,954

Change in Shares	1,571,231	2,365,748

See accompanying notes to the financial statements.

South Carolina Intermediate Tax-Free Fund		Virginia Intermediate Tax-Free Fund		West Virginia Intermediate Tax-Free Fund

For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009	For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009	For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009

$1,488,217	$4,351,829	$6,413,193	$10,846,093	$3,985,126	$3,638,868
154,527	363,052	417,565	313,225	245,803	369,696
(500,194)	(1,566,583)	(754,138)	(1,688,822)	(292,543)	(1,807,775)

1,142,550	3,148,298	6,076,620	9,470,496	3,938,386	2,200,789

9,485,433	6,388,083	8,376,750	13,709,083	8,255,113	17,512,513
39,322	51,922	20,614	22,190	41,877	53,700
(3,512,684)	(3,479,992)	(3,534,794)	(19,633,319)	(4,377,865)	(14,879,107)

6,012,071	2,960,013	4,862,570	(5,902,046)	3,919,125	2,687,106

$7,154,621	$6,108,311	$10,939,190	$3,568,450	$7,857,511	$4,887,895

140,649	422,507	541,353	924,445	401,348	374,355
14,649	36,060	35,247	27,104	24,772	38,419
(47,405)	(156,703)	(63,522)	(147,293)	(29,543)	(191,986)

107,893	301,864	513,078	804,256	396,577	220,788

904,094	622,738	705,975	1,172,262	830,821	1,802,282
3,750	5,167	1,741	1,933	4,211	5,594
(334,885)	(344,978)	(297,750)	(1,691,879)	(440,685)	(1,541,826)

572,959	282,927	409,966	(517,684)	394,347	266,050

680,852	584,791	923,044	286,572	790,924	486,838

BB&T Funds

Statements of Changes in Net Assets, continued

	National Tax-Free Money Market Fund

	For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$89,420	$77,000
Distributions reinvested	3	322
Value of shares redeemed	(57,924)	(31,187)

Change in net assets from Class A Share transactions	31,499	46,135
Class B Shares:
Proceeds from shares issued	—	—
Distributions reinvested	—	—
Value of shares redeemed	—	(1,097)*

Change in net assets from Class B Share transactions	—	(1,097)
Class C Shares:
Proceeds from shares issued	—	—
Distributions reinvested	—	—
Value of shares redeemed	—	(1,040)*

Change in net assets from Class C Share transactions	—	(1,040)
Institutional Shares:
Proceeds from shares issued	154,838,164	344,322,885
Distributions reinvested	775	10,075
Value of shares redeemed	(218,299,594)	(234,871,116)

Change in net assets from Institutional Share transactions	(63,460,655)	109,461,844

Change in net assets from capital transactions	$(63,429,156)	$109,505,842

Share Transactions:
Class A Shares:
Issued	89,420	77,000
Reinvested	3	322
Redeemed	(57,924)	(31,187)

Change in Class A Shares	31,499	46,135
Class B Shares:
Issued	—	—
Reinvested	—	—
Redeemed	—	(1,097)*

Change in Class B Shares	—	(1,097)
Class C Shares:
Issued	—	—
Reinvested	—	—
Redeemed	—	(1,040)*

Change in Class C Shares	—	(1,040)
Institutional Shares:
Issued	154,838,164	344,322,885
Reinvested	775	10,075
Redeemed	(218,299,595)	(234,871,115)

Change in Institutional Shares	(63,460,656)	109,461,845

Change in Shares	(63,429,157)	109,505,843

*	The Class B Shares and Class C Shares liquidated on 1/29/09.

See accompanying notes to the financial statements.

Prime Money Market Fund		U.S. Treasury Money Market Fund		Capital Manager Conservative Growth Fund

For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009	For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009	For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009

$43,162,799	$187,765,892	$34,379,627	$141,940,413	$1,079,342	$1,103,857
10,896	3,326,989	7,612	86,122	106,666	273,616
(116,199,563)	(683,388,858)	(55,838,803)	(458,963,771)	(418,052)	(2,868,514)

(73,025,868)	(492,295,977)	(21,451,564)	(316,937,236)	767,956	(1,491,041)

157,090	1,578,997	143,491	1,394,849	38,299	431,215
68	6,554	34	209	33,682	132,124
(387,811)	(1,451,437)	(386,039)	(1,056,675)	(718,446)	(1,387,571)

(230,653)	134,114	(242,514)	338,383	(646,465)	(824,232)

196,184	1,558,892	7,224	35,571	20,423	2,541
35	2,013	3	17	1,627	3,680
(358,089)	(912,463)	(4,030)	(18,848)	(45)	(30)

(161,870)	648,442	3,197	16,740	22,005	6,191

585,083,099	1,886,208,967	353,242,731	1,110,279,019	404,591	1,383,961
5,886	1,006,032	2,249	64,060	89,452	1,172,690
(901,011,141)	(1,982,503,239)	(497,551,920)	(1,390,285,878)	(752,819)	(33,813,884)

(315,922,156)	(95,288,240)	(144,306,940)	(279,942,799)	(258,776)	(31,257,233)

$(389,340,547)	$(586,801,661)	$(165,997,821)	$(596,524,912)	$(115,280)	$(33,566,315)

43,162,799	187,765,892	34,379,627	141,940,413	124,143	145,115
10,896	3,326,989	7,612	86,123	12,238	36,062
(116,199,563)	(683,388,858)	(55,838,803)	(458,963,771)	(48,517)	(381,702)

(73,025,868)	(492,295,977)	(21,451,564)	(316,937,235)	87,864	(200,525)

157,090	1,578,997	143,492	1,394,849	4,413	59,003
68	6,554	34	208	3,867	17,490
(387,811)	(1,451,437)	(386,039)	(1,056,675)	(82,638)	(185,810)

(230,653)	134,114	(242,513)	338,382	(74,358)	(109,317)

196,184	1,558,892	7,224	35,571	2,370	330
35	2,013	3	17	187	488
(358,089)	(912,463)	(4,030)	(18,848)	(5)	(4)

(161,870)	648,442	3,197	16,740	2,552	814

585,083,099	1,886,208,967	353,242,731	1,110,279,019	46,798	180,694
5,885	1,006,032	2,249	64,060	10,166	154,895
(901,011,141)	(1,982,503,239)	(497,551,920)	(1,390,285,878)	(86,213)	(4,411,452)

(315,922,157)	(95,288,240)	(144,306,940)	(279,942,799)	(29,249)	(4,075,863)

(389,340,548)	(586,801,661)	(165,997,820)	(596,524,912)	(13,191)	(4,384,891)

BB&T Funds

Statements of Changes in Net Assets, continued

	Capital Manager Moderate Growth Fund

	For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009
Capital Transactions:
Class A Shares:
Proceeds from shares issued	$2,017,988	$2,971,395
Distributions reinvested	328,766	511,761
Value of shares redeemed	(1,765,406)	(6,232,223)

Change in net assets from Class A Share transactions	581,348	(2,749,067)
Class B Shares:
Proceeds from shares issued	52,861	407,315
Distributions reinvested	107,061	194,626
Value of shares redeemed	(1,628,656)	(3,675,777)

Change in net assets from Class B Share transactions	(1,468,734)	(3,073,836)
Class C Shares:
Proceeds from shares issued	38,262	7,452
Distributions reinvested	980	1,228
Value of shares redeemed	(20,060)	(90)

Change in net assets from Class C Share transactions	19,182	8,590
Institutional Shares:
Proceeds from shares issued	32,799	723,777
Distributions reinvested	17,216	214,818
Value of shares redeemed	(191,851)	(18,467,574)

Change in net assets from Institutional Share transactions	(141,836)	(17,528,979)

Change in net assets from capital transactions	$(1,010,040)	$(23,343,292)

Share Transactions:
Class A Shares:
Issued	252,211	433,920
Reinvested	40,782	74,892
Redeemed	(220,386)	(946,756)

Change in Class A Shares	72,607	(437,944)
Class B Shares:
Issued	6,961	63,505
Reinvested	13,621	29,309
Redeemed	(207,843)	(564,356)

Change in Class B Shares	(187,261)	(471,542)
Class C Shares:
Issued	4,856	1,061
Reinvested	123	183
Redeemed	(2,615)	(13)

Change in Class C Shares	2,364	1,231
Institutional Shares:
Issued	4,064	109,413
Reinvested	2,125	31,749
Redeemed	(23,611)	(2,699,565)

Change in Institutional Shares	(17,422)	(2,558,403)

Change in Shares	(129,712)	(3,466,658)

See accompanying notes to the financial statements.

Capital Manager Growth Fund		Capital Manager Equity Fund

For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009	For the Six Months Ended March 31, 2010 (Unaudited)	For the Year Ended September 30, 2009

$1,108,908	$1,738,721	$533,710	$506,015
190,072	273,487	49,917	38,360
(1,079,421)	(2,943,160)	(899,317)	(885,055)

219,559	(930,952)	(315,690)	(340,680)

1,861	318,527	25,270	179,777
69,610	120,376	16,453	35,220
(1,394,503)	(2,947,687)	(490,606)	(830,315)

(1,323,032)	(2,508,784)	(448,883)	(615,318)

29,611	43,206	7,438	4,494
991	695	90	5
(1,507)	(60)	—	—

29,095	43,841	7,528	4,499

46,598	1,193,730	7,372	1,069,147
20,252	181,769	1,942	109,897
(141,825)	(15,009,024)	(607,414)	(11,662,428)

(74,975)	(13,633,525)	(598,100)	(10,483,384)

$(1,149,353)	$(17,029,420)	$(1,355,145)	$(11,434,883)

151,921	282,599	75,857	89,077
25,729	44,689	7,101	6,718
(147,032)	(489,607)	(126,781)	(152,292)

30,618	(162,319)	(43,823)	(56,497)

261	54,973	3,744	35,154
9,690	20,331	2,445	6,439
(195,436)	(496,028)	(73,559)	(150,409)

(185,485)	(420,724)	(67,370)	(108,816)

4,146	6,560	1,110	762
138	115	13	1
(217)	(10)	—	—

4,067	6,665	1,123	763

6,263	200,066	1,046	185,987
2,735	29,851	273	19,046
(19,207)	(2,427,109)	(88,013)	(1,976,166)

(10,209)	(2,197,192)	(86,694)	(1,771,133)

(161,009)	(2,773,570)	(196,764)	(1,935,683)

BB&T Funds

Financial Highlights, Class A Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Select Equity Fund
Six Months Ended March 31, 2010 (Unaudited)	$10.08	0.03(c)	1.03	1.06	(0.04)	—	—	(0.04)
Year Ended September 30, 2009	$11.31	0.11(c)	(1.22)	(1.11)	(0.12)	—	—	(0.12)
Year Ended September 30, 2008	$19.13	0.15(c)	(5.14)	(4.99)	(0.10)	(2.73)	—	(2.83)
Year Ended September 30, 2007	$20.33	0.24(c)	2.14	2.38	(0.23)	(3.35)	—	(3.58)
Year Ended September 30, 2006	$19.47	0.30(c)	2.30	2.60	(0.30)	(1.44)	—	(1.74)
Year Ended September 30, 2005	$17.26	0.28	2.22	2.50	(0.29)	—	—	(0.29)
Mid Cap Value Fund
Six Months Ended March 31, 2010 (Unaudited)	$10.81	0.01(c)	1.27	1.28	(0.02)	—	—	(0.02)
Year Ended September 30, 2009	$10.50	0.02(c)	0.31	0.33	(0.02)	—	—	(0.02)
Year Ended September 30, 2008	$14.93	0.02(c)	(3.07)	(3.05)	(0.02)	(1.36)	—	(1.38)
Year Ended September 30, 2007	$13.49	0.04(c)	2.13	2.17	(0.04)	(0.69)	—	(0.73)
Year Ended September 30, 2006	$13.35	0.03(c)	1.60	1.63	(0.04)	(1.45)	—	(1.49)
Year Ended September 30, 2005	$15.40	0.13(c)	3.04	3.17	(0.13)	(5.09)	—	(5.22)
Sterling Capital Small Cap Value Fund
February 1, 2010 to March 31, 2010 (Unaudited)(d)	$10.55	0.01(c)	0.92	0.93	—	—	—	—
International Equity Fund
Six Months Ended March 31, 2010 (Unaudited)	$ 4.97	—(c)(e)	0.10	0.10	(0.10)	—	—	(0.10)
Year Ended September 30, 2009	$ 5.31	0.06(c)	(0.28)	(0.22)	(0.12)	—	—	(0.12)
Year Ended September 30, 2008	$ 8.41	0.08(c)	(2.41)	(2.33)	(0.02)	(0.75)	—	(0.77)
Year Ended September 30, 2007	$11.06	0.12(c)	1.82	1.94	(0.07)	(4.52)	—	(4.59)
Year Ended September 30, 2006	$ 9.58	0.14(c)	1.49	1.63	(0.15)	—	—	(0.15)
Year Ended September 30, 2005	$ 8.12	0.10(c)	1.47	1.57	(0.11)	—	—	(0.11)
Special Opportunities Equity Fund
Six Months Ended March 31, 2010 (Unaudited)	$14.66	(0.03)(c)	1.75	1.72	—	—	—	—
Year Ended September 30, 2009	$15.34	—(c)(e)	—(e)	—(e)	—(e)	(0.57)	(0.11)	(0.68)
Year Ended September 30, 2008	$18.29	(0.08)(c)	(2.12)	(2.20)	—	(0.75)	—	(0.75)
Year Ended September 30, 2007	$16.43	(0.01)(c)	3.47	3.46	—	(1.60)	—	(1.60)
Year Ended September 30, 2006	$15.57	(0.04)	1.69	1.65	—	(0.79)	—	(0.79)
Year Ended September 30, 2005	$13.08	(0.07)	2.68	2.61	—	(0.12)	—	(0.12)
Equity Income Fund
Six Months Ended March 31, 2010 (Unaudited)	$11.43	0.14(c)	1.32	1.46	(0.12)	—	—	(0.12)
Year Ended September 30, 2009	$12.35	0.30(c)	(0.99)	(0.69)	(0.20)	(0.03)	—	(0.23)
Year Ended September 30, 2008	$15.03	0.43(c)	(2.21)	(1.78)	(0.32)	(0.58)	—	(0.90)
Year Ended September 30, 2007	$13.36	0.36(c)	2.31	2.67	(0.32)	(0.68)	—	(1.00)
Year Ended September 30, 2006	$12.09	0.28	1.58	1.86	(0.32)	(0.27)	—	(0.59)
Year Ended September 30, 2005	$10.35	0.24	1.77	2.01	(0.25)	(0.02)	—	(0.27)
Short U.S. Government Fund
Six Months Ended March 31, 2010 (Unaudited)	$ 9.66	0.09(c)	(0.02)	0.07	(0.13)	—	—	(0.13)
Year Ended September 30, 2009	$ 9.54	0.24(c)	0.19	0.43	(0.31)	—	—	(0.31)
Year Ended September 30, 2008	$ 9.52	0.33(c)	0.07	0.40	(0.38)	—	—	(0.38)
Year Ended September 30, 2007	$ 9.48	0.36(c)	0.07	0.43	(0.39)	—	—	(0.39)
Year Ended September 30, 2006	$ 9.50	0.28(c)	0.01(f)	0.29	(0.31)	—	—	(0.31)
Year Ended September 30, 2005	$ 9.70	0.23	(0.14)	0.09	(0.29)	—	—	(0.29)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Per share net investment income (loss) has been calculated using the average daily shares method.

(d)	Period from commencement of operations.

(e)	Amount is less than $0.005.

(f)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (a)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income (loss) to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)

$11.10	10.52%	$ 31,116	1.08%	0.62%	1.47%	81.39%
$10.08	(9.67)%	$ 29,290	1.06%	1.25%	1.45%	92.97%
$11.31	(29.46)%	$ 36,066	1.14%	1.05%	1.43%	38.43%
$19.13	12.55%	$ 58,771	1.16%	1.25%	1.47%	68.60%
$20.33	14.29%	$ 48,656	1.14%	1.53%	1.43%	34.83%
$19.47	14.60%	$ 39,756	1.14%	1.56%	1.48%	19.50%

$12.07	11.89%	$ 18,783	1.19%	0.14%	1.37%	28.08%
$10.81	3.24%	$ 10,717	1.21%	0.19%	1.26%	46.83%
$10.50	(22.00)%	$ 28,068	1.14%	0.17%	1.18%	65.74%
$14.93	16.48%	$ 16,811	1.16%	0.27%	1.20%	58.59%
$13.49	13.18%	$ 13,393	1.13%	0.23%	1.18%	53.92%
$13.35	20.82%	$ 12,361	1.15%	0.76%	1.25%	126.99%

$11.48	8.82%	$ 5,156	1.39%	(0.42)%	2.27%	58.50%

$ 4.97	1.98%	$ 3,686	1.76%	(0.10)%	2.20%	67.73%
$ 4.97	(3.78)%	$ 3,333	1.74%	1.34%	2.13%	223.19%
$ 5.31	(30.82)%	$ 3,524	1.56%	1.11%	1.99%	112.65%
$ 8.41	20.13%	$ 5,204	1.38%	1.02%	1.75%	129.80%
$11.06	17.04%	$ 4,202	1.40%	1.37%	1.75%	36.22%
$ 9.58	19.46%	$ 3,687	1.46%	1.15%	1.83%	44.96%

$16.38	11.73%	$206,358	1.27%	(0.33)%	1.52%	11.87%
$14.66	1.74%	$175,319	1.28%	0.02%	1.54%	45.22%
$15.34	(12.61)%	$123,249	1.24%	(0.48)%	1.49%	25.80%
$18.29	22.24%	$124,136	1.28%	(0.04)%	1.53%	49.43%
$16.43	11.16%	$ 81,883	1.28%	(0.26)%	1.53%	58.01%
$15.57	20.05%	$ 75,627	1.30%	(0.41)%	1.57%	30.38%

$12.77	12.80%	$126,427	1.17%	2.33%	1.42%	8.25%
$11.43	(5.33)%	$ 99,480	1.18%	2.93%	1.45%	37.13%
$12.35	(12.47)%	$ 98,584	1.14%	3.09%	1.39%	30.01%
$15.03	20.83%	$ 97,491	1.19%	2.53%	1.44%	37.85%
$13.36	15.79%	$ 60,059	1.20%	2.28%	1.45%	45.38%
$12.09	19.55%	$ 40,825	1.10%	2.57%	1.57%	39.65%

$ 9.60	0.73%	$ 6,364	0.92%	1.87%	1.32%	12.47%
$ 9.66	4.57%	$ 4,909	0.98%	2.44%	1.38%	89.57%
$ 9.54	4.23%	$ 4,680	0.90%	3.42%	1.30%	48.20%
$ 9.52	4.67%	$ 3,978	0.91%	3.77%	1.31%	44.10%
$ 9.48	3.12%	$ 6,233	0.89%	2.99%	1.29%	98.08%
$ 9.50	0.96%	$ 7,980	0.91%	2.40%	1.34%	33.67%

BB&T Funds

Financial Highlights, Class A Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Intermediate U.S. Government Fund
Six Months Ended March 31, 2010 (Unaudited)	$10.56	0.14(c)	—(d)	0.14	(0.15)	—	(0.15)
Year Ended September 30, 2009	$10.03	0.33(c)	0.55	0.88	(0.35)	—	(0.35)
Year Ended September 30, 2008	$ 9.93	0.41(c)	0.11	0.52	(0.42)	—	(0.42)
Year Ended September 30, 2007	$ 9.89	0.42(c)	0.04	0.46	(0.42)	—	(0.42)
Year Ended September 30, 2006	$10.01	0.41(c)	(0.11)	0.30	(0.42)	—	(0.42)
Year Ended September 30, 2005	$10.24	0.35(c)	(0.15)	0.20	(0.38)	(0.05)	(0.43)
Total Return Bond Fund
Six Months Ended March 31, 2010 (Unaudited)	$10.78	0.22(c)	0.13	0.35	(0.25)	(0.01)	(0.26)
Year Ended September 30, 2009	$ 9.88	0.45(c)	0.90	1.35	(0.45)	—	(0.45)
Year Ended September 30, 2008	$10.12	0.43(c)	(0.21)	0.22	(0.46)	—	(0.46)
Year Ended September 30, 2007	$10.12	0.44(c)	0.01	0.45	(0.45)	—	(0.45)
Year Ended September 30, 2006	$10.31	0.42(c)	(0.12)	0.30	(0.44)	(0.05)	(0.49)
Year Ended September 30, 2005	$10.59	0.38(c)	(0.19)	0.19	(0.44)	(0.03)	(0.47)
Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2010 (Unaudited)	$10.68	0.15(c)	(0.12)	0.03	(0.15)	(0.10)	(0.25)
Year Ended September 30, 2009	$ 9.88	0.33(c)	0.89	1.22	(0.32)	(0.10)	(0.42)
Year Ended September 30, 2008	$10.06	0.32(c)	(0.18)	0.14	(0.32)	—	(0.32)
Year Ended September 30, 2007	$10.12	0.32(c)	(0.06)	0.26	(0.32)	—	(0.32)
Year Ended September 30, 2006	$10.06	0.30	0.06	0.36	(0.30)	—	(0.30)
Year Ended September 30, 2005	$10.22	0.27(c)	(0.16)	0.11	(0.27)	—	(0.27)
Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2010 (Unaudited)	$10.97	0.14(c)	(0.10)	0.04	(0.14)	—(d)	(0.14)
Year Ended September 30, 2009	$10.04	0.30(c)	1.01	1.31	(0.30)	(0.08)	(0.38)
Year Ended September 30, 2008	$10.15	0.31(c)	(0.11)	0.20	(0.31)	—	(0.31)
Year Ended September 30, 2007	$10.12	0.31(c)	0.03	0.34	(0.31)	—	(0.31)
Year Ended September 30, 2006	$10.02	0.29	0.10	0.39	(0.29)	—	(0.29)
Year Ended September 30, 2005	$10.15	0.26(c)	(0.13)	0.13	(0.26)	—	(0.26)
North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2010 (Unaudited)	$10.87	0.15(c)	(0.16)	(0.01)	(0.15)	(0.06)	(0.21)
Year Ended September 30, 2009	$10.09	0.33(c)	0.88	1.21	(0.33)	(0.10)	(0.43)
Year Ended September 30, 2008	$10.33	0.35(c)	(0.20)	0.15	(0.35)	(0.04)	(0.39)
Year Ended September 30, 2007	$10.38	0.35(c)	(0.04)(c)	0.31	(0.35)	(0.01)	(0.36)
Year Ended September 30, 2006	$10.46	0.36	—(d)	0.36	(0.35)	(0.09)	(0.44)
Year Ended September 30, 2005	$10.67	0.35	(0.19)	0.16	(0.35)	(0.02)	(0.37)
South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2010 (Unaudited)	$10.68	0.16(c)	(0.12)	0.04	(0.16)	—	(0.16)
Year Ended September 30, 2009	$ 9.95	0.33(c)	0.90	1.23	(0.33)	(0.17)	(0.50)
Year Ended September 30, 2008	$10.28	0.34(c)	(0.24)	0.10	(0.34)	(0.09)	(0.43)
Year Ended September 30, 2007	$10.35	0.34(c)	(0.05)	0.29	(0.35)	(0.01)	(0.36)
Year Ended September 30, 2006	$10.54	0.34	(0.01)	0.33	(0.34)	(0.18)	(0.52)
Year Ended September 30, 2005	$10.81	0.34	(0.19)	0.15	(0.34)	(0.08)	(0.42)
Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2010 (Unaudited)	$12.07	0.17(c)	(0.19)	(0.02)	(0.17)	(0.11)	(0.28)
Year Ended September 30, 2009	$11.11	0.36(c)	1.05	1.41	(0.36)	(0.09)	(0.45)
Year Ended September 30, 2008	$11.32	0.37(c)	(0.16)	0.21	(0.37)	(0.05)	(0.42)
Year Ended September 30, 2007	$11.39	0.38(c)	(0.04)	0.34	(0.39)	(0.02)	(0.41)
Year Ended September 30, 2006	$11.49	0.40	(0.05)	0.35	(0.39)	(0.06)	(0.45)
Year Ended September 30, 2005	$11.74	0.39	(0.22)	0.17	(0.40)	(0.02)	(0.42)
West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2010 (Unaudited)	$10.04	0.17(c)	(0.13)	0.04	(0.17)	(0.02)	(0.19)
Year Ended September 30, 2009	$ 9.36	0.33(c)	0.69	1.02	(0.33)	(0.01)	(0.34)
Year Ended September 30, 2008	$ 9.71	0.33(c)	(0.33)	—	(0.33)	(0.02)	(0.35)
Year Ended September 30, 2007	$ 9.79	0.35(c)	(0.05)	0.30	(0.35)	(0.03)	(0.38)
Year Ended September 30, 2006	$ 9.85	0.39	(0.02)	0.37	(0.37)	(0.06)	(0.43)
Year Ended September 30, 2005	$10.08	0.35	(0.15)	0.20	(0.35)	(0.08)	(0.43)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Per share net investment income (loss) has been calculated using the average daily shares method.

(d)	Amount is less than $0.005.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (a)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)

$10.55	1.34%	$11,960	0.94%	2.65%	1.31%	29.22%
$10.56	8.90%	$12,865	0.95%	3.14%	1.32%	47.13%
$10.03	5.30%	$ 9,654	0.92%	4.08%	1.29%	116.07%
$ 9.93	4.78%	$ 9,050	0.93%	4.27%	1.30%	85.83%
$ 9.89	3.08%	$ 9,748	0.92%	4.21%	1.29%	127.13%
$10.01	1.98%	$13,744	0.96%	3.41%	1.33%	107.04%

$10.87	3.36%	$22,094	0.95%	4.08%	1.33%	63.79%
$10.78	13.89%	$15,760	0.96%	4.38%	1.33%	122.26%
$ 9.88	2.06%	$ 8,700	0.91%	4.24%	1.28%	190.15%
$10.12	4.51%	$ 8,403	0.93%	4.37%	1.30%	222.24%
$10.12	2.96%	$ 6,407	0.93%	4.16%	1.29%	226.36%
$10.31	1.88%	$ 7,254	0.96%	3.62%	1.33%	173.74%

$10.46	0.30%	$ 8,101	0.91%	2.82%	1.36%	13.80%
$10.68	12.71%	$ 6,999	0.92%	3.18%	1.37%	33.56%
$ 9.88	1.34%	$ 5,510	0.89%	3.13%	1.34%	54.22%
$10.06	2.66%	$ 4,630	0.90%	3.19%	1.35%	69.73%
$10.12	3.67%	$ 2,729	0.91%	3.02%	1.37%	64.55%
$10.06	1.06%	$ 2,566	0.89%	2.65%	1.47%	37.50%

$10.87	0.39%	$ 9,931	0.89%	2.59%	1.34%	4.95%
$10.97	13.44%	$ 8,273	0.90%	2.84%	1.38%	37.11%
$10.04	1.84%	$ 4,389	0.79%	3.01%	1.34%	108.13%
$10.15	3.38%	$ 2,429	0.84%	3.05%	1.39%	136.09%
$10.12	3.95%	$ 1,966	0.85%	2.89%	1.41%	219.80%
$10.02	1.28%	$ 1,609	0.81%	2.57%	1.52%	44.67%

$10.65	(0.02)%	$35,871	0.92%	2.87%	1.32%	10.25%
$10.87	12.35%	$29,765	0.92%	3.17%	1.32%	38.42%
$10.09	1.42%	$20,971	0.89%	3.34%	1.29%	82.02%
$10.33	3.07%	$19,668	0.91%	3.40%	1.31%	106.16%
$10.38	3.58%	$19,163	0.90%	3.45%	1.30%	94.95%
$10.46	1.49%	$21,600	0.90%	3.29%	1.36%	60.84%

$10.56	0.34%	$12,259	0.95%	2.96%	1.35%	3.90%
$10.68	12.78%	$11,255	0.98%	3.18%	1.38%	42.06%
$ 9.95	0.94%	$ 7,481	0.96%	3.28%	1.36%	127.76%
$10.28	2.91%	$ 3,769	0.93%	3.34%	1.35%	68.69%
$10.35	3.27%	$ 4,001	0.93%	3.30%	1.35%	80.24%
$10.54	1.39%	$ 4,072	0.92%	3.20%	1.40%	56.03%

$11.77	(0.19)%	$25,773	0.92%	2.82%	1.33%	3.44%
$12.07	13.11%	$20,230	0.92%	3.05%	1.32%	35.90%
$11.11	1.79%	$ 9,683	0.89%	3.25%	1.29%	53.28%
$11.32	3.05%	$ 8,802	0.91%	3.39%	1.31%	85.36%
$11.39	3.23%	$11,877	0.90%	3.55%	1.30%	76.53%
$11.49	1.44%	$13,145	0.89%	3.39%	1.36%	48.04%

$ 9.89	0.33%	$23,162	0.93%	3.37%	0.93%	1.61%
$10.04	11.14%	$19,518	0.93%	3.45%	0.93%	24.19%
$ 9.36	(0.08)%	$16,138	0.91%	3.41%	0.91%	39.13%
$ 9.71	3.12%	$16,897	0.91%	3.61%	0.91%	49.60%
$ 9.79	3.85%	$15,773	0.90%	3.80%	0.90%	50.14%
$ 9.85	1.97%	$13,911	0.93%	3.50%	0.96%	32.10%

BB&T Funds

Financial Highlights, Class A Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions

	Net Asset Value, Beginning of Period	Net investment income	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
National Tax-Free Money Market Fund
Six Months Ended March 31, 2010 (Unaudited)	$ 1.00	—(c)(d)	—(d)	—(d)	—(d)	—	—(d)
Year Ended September 30, 2009	$ 1.00	0.01(c)	—(d)	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2008	$ 1.00	0.02(c)	—(d)	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2007	$ 1.00	0.03(c)	—	0.03	(0.03)	—	(0.03)
August 1, 2006 to September 30, 2006 (e)	$ 1.00	—(d)	—	—(d)	—(d)	—	—(d)
Prime Money Market Fund
Six Months Ended March 31, 2010 (Unaudited)	$ 1.00	—(c)(d)	—(d)	—(d)	—(d)	—	—(d)
Year Ended September 30, 2009	$ 1.00	0.01(c)	—(d)	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2008	$ 1.00	0.03(c)	—(d)	0.03	(0.03)	—	(0.03)
Year Ended September 30, 2007	$ 1.00	0.04(c)	—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2006	$ 1.00	0.04	—(d)	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2005	$ 1.00	0.02	—(d)	0.02	(0.02)	—	(0.02)
U.S. Treasury Money Market Fund
Six Months Ended March 31, 2010 (Unaudited)	$ 1.00	—(c)(d)	—	—(d)	—(d)	—	—(d)
Year Ended September 30, 2009	$ 1.00	—(c)(d)	—	—(d)	—(d)	—	—(d)
Year Ended September 30, 2008	$ 1.00	0.02(c)	—(d)	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2007	$ 1.00	0.04(c)	—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2006	$ 1.00	0.04	—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2005	$ 1.00	0.02	—	0.02	(0.02)	—	(0.02)
Capital Manager Conservative Growth Fund(f)
Six Months Ended March 31, 2010 (Unaudited)	$ 8.50	0.14(c)	0.34	0.48	(0.15)	—	(0.15)
Year Ended September 30, 2009	$ 8.43	0.23(c)	0.21	0.44	(0.23)	(0.14)	(0.37)
Year Ended September 30, 2008	$10.53	0.26(c)	(1.24)	(0.98)	(0.39)	(0.73)	(1.12)
Year Ended September 30, 2007	$ 9.96	0.34(c)	0.53	0.87	(0.30)	—	(0.30)
Year Ended September 30, 2006	$ 9.76	0.31(c)	0.22	0.53	(0.33)	—	(0.33)
Year Ended September 30, 2005	$ 9.30	0.23	0.45	0.68	(0.22)	—	(0.22)
Capital Manager Moderate Growth Fund(f)
Six Months Ended March 31, 2010 (Unaudited)	$ 7.79	0.10(c)	0.48	0.58	(0.11)	—	(0.11)
Year Ended September 30, 2009	$ 7.77	0.16(c)	0.02	0.18	(0.16)	—	(0.16)
Year Ended September 30, 2008	$10.94	0.17(c)	(1.86)	(1.69)	(0.35)	(1.13)	(1.48)
Year Ended September 30, 2007	$10.22	0.29(c)	0.87	1.16	(0.22)	(0.22)	(0.44)
Year Ended September 30, 2006	$ 9.79	0.24(c)	0.45	0.69	(0.26)	—	(0.26)
Year Ended September 30, 2005	$ 9.01	0.17(c)	0.76	0.93	(0.15)	—	(0.15)
Capital Manager Growth Fund(f)
Six Months Ended March 31, 2010 (Unaudited)	$ 7.11	0.08(c)	0.50	0.58	(0.08)	—	(0.08)
Year Ended September 30, 2009	$ 7.33	0.12(c)	(0.22)	(0.10)	(0.12)	—	(0.12)
Year Ended September 30, 2008	$11.13	0.11(c)	(2.21)	(2.10)	(0.33)	(1.37)	(1.70)
Year Ended September 30, 2007	$10.23	0.25(c)	1.08	1.33	(0.16)	(0.27)	(0.43)
Year Ended September 30, 2006	$ 9.68	0.20(c)	0.56	0.76	(0.21)	—	(0.21)
Year Ended September 30, 2005	$ 8.70	0.13	0.96	1.09	(0.11)	—	(0.11)
Capital Manager Equity Fund(f)
Six Months Ended March 31, 2010 (Unaudited)	$ 6.77	0.07(c)	0.54	0.61	(0.07)	—	(0.07)
Year Ended September 30, 2009	$ 7.41	0.07(c)	(0.65)	(0.58)	(0.06)	—	(0.06)
Year Ended September 30, 2008	$12.26	0.04(c)	(2.76)	(2.72)	(0.32)	(1.81)	(2.13)
Year Ended September 30, 2007	$11.57	0.21(c)	1.43	1.64	(0.10)	(0.85)	(0.95)
Year Ended September 30, 2006	$10.95	0.17(c)	0.83	1.00	(0.19)	(0.19)	(0.38)
Year Ended September 30, 2005	$ 9.58	0.09(c)	1.34	1.43	(0.06)	—	(0.06)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Per share net investment income (loss) has been calculated using the average daily shares method.

(d)	Amount is less than $0.005.

(e)	Period from commencement of operations.

(f)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data

Net Asset Value, End of Period	Total Return (excludes sales charge) (a)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)

$ 1.00	0.01%	$ 82	0.42%	0.01%	0.97%	—
$ 1.00	0.80%	$ 50	0.69%	0.67%	0.99%	—
$ 1.00	2.11%	$ 4	0.66%	2.48%	0.96%	—
$ 1.00	3.08%	$ 526	0.66%	3.06%	0.97%	—
$ 1.00	0.51%	$ 1	0.62%	2.96%	1.26%	—

$ 1.00	0.01%	$197,827	0.34%	0.01%	1.14%	—
$ 1.00	0.53%	$270,852	0.96%	0.78%	1.16%	—
$ 1.00	2.86%	$763,152	0.96%	2.79%	1.08%	—
$ 1.00	4.51%	$745,381	0.98%	4.42%	1.10%	—
$ 1.00	3.86%	$636,327	0.98%	3.83%	1.09%	—
$ 1.00	1.92%	$493,282	0.91%	1.91%	1.13%	—

$ 1.00	0.01%	$146,643	0.13%	0.01%	1.14%	—
$ 1.00	0.03%	$168,094	0.33%	0.03%	1.13%	—
$ 1.00	1.75%	$485,031	0.93%	1.72%	1.08%	—
$ 1.00	4.20%	$310,413	0.97%	4.07%	1.11%	—
$ 1.00	3.64%	$167,900	0.96%	3.63%	1.09%	—
$ 1.00	1.69%	$114,260	0.89%	1.66%	1.14%	—

$ 8.83	5.62%	$ 6,940	0.45%	3.24%	0.95%	9.38%
$ 8.50	5.95%	$ 5,929	0.43%	2.95%	0.93%	21.56%
$ 8.43	(10.33)%	$ 7,573	0.35%	2.72%	0.85%	39.99%
$10.53	8.86%	$ 9,781	0.35%	3.28%	0.91%	29.58%
$ 9.96	5.54%	$ 9,365	0.33%	3.12%	0.95%	5.69%
$ 9.76	7.39%	$ 8,646	0.43%	2.45%	1.01%	52.50%

$ 8.26	7.42%	$ 26,493	0.39%	2.63%	0.89%	11.54%
$ 7.79	2.67%	$ 24,426	0.38%	2.36%	0.88%	22.46%
$ 7.77	(17.44)%	$ 27,775	0.35%	1.82%	0.85%	63.63%
$10.94	11.48%	$ 38,081	0.36%	2.68%	0.92%	40.05%
$10.22	7.10%	$ 33,472	0.35%	2.44%	0.97%	7.33%
$ 9.79	10.35%	$ 28,912	0.48%	1.77%	1.05%	37.83%

$ 7.61	8.22%	$ 18,014	0.41%	2.23%	0.91%	12.63%
$ 7.11	(1.25)%	$ 16,609	0.39%	1.89%	0.89%	24.08%
$ 7.33	(21.65)%	$ 18,321	0.35%	1.23%	0.85%	77.54%
$11.13	13.19%	$ 26,189	0.36%	2.33%	0.93%	44.48%
$10.23	7.97%	$ 22,801	0.36%	2.01%	0.98%	6.26%
$ 9.68	12.51%	$ 17,219	0.48%	1.37%	1.07%	26.22%

$ 7.31	9.12%	$ 4,874	0.50%	1.88%	1.00%	18.35%
$ 6.77	(7.60)%	$ 4,810	0.46%	1.23%	0.97%	20.24%
$ 7.41	(26.23)%	$ 5,680	0.38%	0.44%	0.88%	67.40%
$12.26	14.79%	$ 9,384	0.37%	1.77%	0.93%	48.80%
$11.57	9.39%	$ 7,762	0.36%	1.53%	0.97%	1.48%
$10.95	14.95%	$ 6,183	0.45%	0.91%	1.09%	2.14%

BB&T Funds

Financial Highlights, Class B Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Select Equity Fund
Six Months Ended March 31, 2010 (Unaudited)	$ 9.90	(0.01)(c)	1.01	1.00	—(d)	—	—	—(d)
Year Ended September 30, 2009	$11.11	0.05(c)	(1.21)	(1.16)	(0.05)	—	—	(0.05)
Year Ended September 30, 2008	$18.90	0.04(c)	(5.05)	(5.01)	(0.05)	(2.73)	—	(2.78)
Year Ended September 30, 2007	$20.15	0.09(c)	2.12	2.21	(0.11)	(3.35)	—	(3.46)
Year Ended September 30, 2006	$19.31	0.16(c)	2.27	2.43	(0.15)	(1.44)	—	(1.59)
Year Ended September 30, 2005	$17.12	0.13	2.22	2.35	(0.16)	—	—	(0.16)
Mid Cap Value Fund
Six Months Ended March 31, 2010 (Unaudited)	$10.35	(0.04)(c)	1.23	1.19	—(d)	—	—	—(d)
Year Ended September 30, 2009	$10.14	(0.05)(c)	0.27	0.22	(0.01)	—	—	(0.01)
Year Ended September 30, 2008	$14.55	(0.07)(c)	(2.98)	(3.05)	—	(1.36)	—	(1.36)
Year Ended September 30, 2007	$13.23	(0.07)(c)	2.08	2.01	—(d)	(0.69)	—	(0.69)
Year Ended September 30, 2006	$13.16	(0.07)(c)	1.59	1.52	—(d)	(1.45)	—	(1.45)
Year Ended September 30, 2005	$15.30	—(c)(d)	3.02	3.02	(0.07)	(5.09)	—	(5.16)
Sterling Capital Small Cap Value Fund
February 1, 2010 to March 31, 2010 (Unaudited)(e)	$10.55	(0.01)(c)	0.92	0.91	—	—	—	—
International Equity Fund
Six Months Ended March 31, 2010 (Unaudited)	$ 4.41	(0.02)(c)	0.09	0.07	(0.07)	—	—	(0.07)
Year Ended September 30, 2009	$ 4.75	0.02(c)	(0.25)	(0.23)	(0.11)	—	—	(0.11)
Year Ended September 30, 2008	$ 7.65	0.02(c)	(2.16)	(2.14)	(0.01)	(0.75)	—	(0.76)
Year Ended September 30, 2007	$10.46	0.03(c)	1.72	1.75	(0.04)	(4.52)	—	(4.56)
Year Ended September 30, 2006	$ 9.09	0.06(c)	1.42	1.48	(0.11)	—	—	(0.11)
Year Ended September 30, 2005	$ 7.74	0.03(c)	1.38	1.41	(0.06)	—	—	(0.06)
Special Opportunities Equity Fund
Six Months Ended March 31, 2010 (Unaudited)	$13.89	(0.08)(c)	1.65	1.57	—	—	—	—
Year Ended September 30, 2009	$14.65	(0.05)(c)	(0.05)	(0.10)	—(d)	(0.57)	(0.09)	(0.66)
Year Ended September 30, 2008	$17.63	(0.21)(c)	(2.02)	(2.23)	—	(0.75)	—	(0.75)
Year Ended September 30, 2007	$16.00	(0.13)(c)	3.36	3.23	—	(1.60)	—	(1.60)
Year Ended September 30, 2006	$15.29	(0.16)	1.66	1.50	—	(0.79)	—	(0.79)
Year Ended September 30, 2005	$12.95	(0.13)	2.59	2.46	—	(0.12)	—	(0.12)
Equity Income Fund
Six Months Ended March 31, 2010 (Unaudited)	$11.39	0.09(c)	1.32	1.41	(0.07)	—	—	(0.07)
Year Ended September 30, 2009	$12.31	0.22(c)	(0.98)	(0.76)	(0.13)	(0.03)	—	(0.16)
Year Ended September 30, 2008	$14.99	0.32(c)	(2.20)	(1.88)	(0.22)	(0.58)	—	(0.80)
Year Ended September 30, 2007	$13.33	0.25(c)	2.31	2.56	(0.22)	(0.68)	—	(0.90)
Year Ended September 30, 2006	$12.08	0.19	1.56	1.75	(0.23)	(0.27)	—	(0.50)
Year Ended September 30, 2005	$10.34	0.16	1.77	1.93	(0.17)	(0.02)	—	(0.19)
Intermediate U.S. Government Fund
Six Months Ended March 31, 2010 (Unaudited)	$10.52	0.10(c)	—(d)	0.10	(0.11)	—	—	(0.11)
Year Ended September 30, 2009	$10.00	0.25(c)	0.54	0.79	(0.27)	—	—	(0.27)
Year Ended September 30, 2008	$ 9.90	0.34(c)	0.10	0.44	(0.34)	—	—	(0.34)
Year Ended September 30, 2007	$ 9.86	0.35(c)	0.04	0.39	(0.35)	—	—	(0.35)
Year Ended September 30, 2006	$ 9.98	0.34(c)	(0.12)	0.22	(0.34)	—	—	(0.34)
Year Ended September 30, 2005	$10.20	0.27(c)	(0.13)	0.14	(0.31)	(0.05)	—	(0.36)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Per share net investment income (loss) has been calculated using the average daily shares method.

(d)	Amount is less than $0.005.

(e)	Period from commencement of operations.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (a)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income (loss) to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)

$10.90	10.12%	$ 4,110	1.83%	(0.14)%	1.97%	81.39%
$ 9.90	(10.31)%	$ 4,501	1.82%	0.54%	1.96%	92.97%
$11.11	(29.98)%	$ 7,866	1.89%	0.28%	1.93%	38.43%
$18.90	11.67%	$17,796	1.91%	0.50%	1.97%	68.60%
$20.15	13.45%	$14,808	1.88%	0.85%	1.93%	34.83%
$19.31	13.75%	$22,148	1.89%	0.82%	1.99%	19.50%

$11.54	11.52%	$ 4,600	1.94%	(0.64)%	2.11%	28.08%
$10.35	2.17%	$ 3,454	1.96%	(0.60)%	2.01%	46.83%
$10.14	(22.60)%	$ 4,136	1.89%	(0.58)%	1.93%	65.74%
$14.55	15.58%	$ 6,112	1.91%	(0.48)%	1.95%	58.59%
$13.23	12.38%	$ 5,391	1.89%	(0.53)%	1.93%	53.92%
$13.16	19.94%	$ 4,534	1.89%	0.02%	1.99%	126.99%

$11.46	8.63%	$ 1,083	2.14%	(0.92)%	2.76%	58.50%

$ 4.41	1.47%	$ 888	2.51%	(0.87)%	2.69%	67.73%
$ 4.41	(4.43)%	$ 954	2.49%	0.58%	2.64%	223.19%
$ 4.75	(31.33)%	$ 1,281	2.31%	0.38%	2.49%	112.65%
$ 7.65	19.28%	$ 2,041	2.12%	0.26%	2.25%	129.80%
$10.46	16.27%	$ 1,819	2.15%	0.64%	2.25%	36.22%
$ 9.09	18.34%	$ 2,007	2.20%	0.36%	2.33%	44.96%

$15.46	11.30%	$25,115	2.02%	(1.09)%	2.02%	11.87%
$13.89	1.04%	$24,068	2.03%	(0.39)%	2.04%	45.22%
$14.65	(13.28)%	$26,347	1.99%	(1.22)%	1.99%	25.80%
$17.63	21.33%	$29,931	2.03%	(0.79)%	2.03%	49.43%
$16.00	10.35%	$22,901	2.03%	(1.01)%	2.03%	58.01%
$15.29	19.09%	$21,911	2.06%	(1.18)%	2.08%	30.38%

$12.73	12.43%	$14,606	1.92%	1.57%	1.92%	8.25%
$11.39	(6.05)%	$13,567	1.93%	2.18%	1.95%	37.13%
$12.31	(13.14)%	$15,176	1.89%	2.35%	1.89%	30.01%
$14.99	19.97%	$14,796	1.94%	1.78%	1.94%	37.85%
$13.33	14.84%	$ 9,592	1.95%	1.52%	1.95%	45.38%
$12.08	18.79%	$ 5,611	1.87%	1.74%	2.09%	39.65%

$10.51	0.97%	$ 3,007	1.69%	1.91%	1.81%	29.22%
$10.52	8.01%	$ 3,256	1.70%	2.42%	1.82%	47.13%
$10.00	4.52%	$ 3,070	1.67%	3.34%	1.79%	116.07%
$ 9.90	4.01%	$ 3,006	1.68%	3.52%	1.80%	85.83%
$ 9.86	2.32%	$ 4,020	1.68%	3.48%	1.79%	127.13%
$ 9.98	1.33%	$ 5,725	1.71%	2.67%	1.84%	107.04%

BB&T Funds

Financial Highlights, Class B Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Total Return Bond Fund
Six Months Ended March 31, 2010 (Unaudited)	$10.78	0.18(c)	0.14	0.32	(0.21)	(0.01)	(0.22)
Year Ended September 30, 2009	$ 9.89	0.37(c)	0.89	1.26	(0.37)	—	(0.37)
Year Ended September 30, 2008	$10.13	0.36(c)	(0.22)	0.14	(0.38)	—	(0.38)
Year Ended September 30, 2007	$10.13	0.37(c)	—	0.37	(0.37)	—	(0.37)
Year Ended September 30, 2006	$10.32	0.34(c)	(0.12)	0.22	(0.36)	(0.05)	(0.41)
Year Ended September 30, 2005	$10.59	0.30(c)	(0.18)	0.12	(0.36)	(0.03)	(0.39)
Prime Money Market Fund
Six Months Ended March 31, 2010 (Unaudited)	$ 1.00	—(c)(d)	—(d)	—(d)	—(d)	—	—(d)
Year Ended September 30, 2009	$ 1.00	—(c)(d)	—(d)	—(d)	—(d)	—	—(d)
Year Ended September 30, 2008	$ 1.00	0.02(c)	—(d)	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2007	$ 1.00	0.04(c)	—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2006	$ 1.00	0.03	—(d)	0.03	(0.03)	—	(0.03)
Year Ended September 30, 2005	$ 1.00	0.01	—(d)	0.01	(0.01)	—	(0.01)
U.S. Treasury Money Market Fund
Six Months Ended March 31, 2010 (Unaudited)	$ 1.00	—(c)(d)	—	—(d)	—(d)	—	—(d)
Year Ended September 30, 2009	$ 1.00	—(c)(d)	—	—(d)	—(d)	—	—(d)
Year Ended September 30, 2008	$ 1.00	0.01(c)	—(d)	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2007	$ 1.00	0.04(c)	—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2006	$ 1.00	0.03	—	0.03	(0.03)	—	(0.03)
Year Ended September 30, 2005	$ 1.00	0.01	—	0.01	(0.01)	—	(0.01)
Capital Manager Conservative Growth Fund(e)
Six Months Ended March 31, 2010 (Unaudited)	$ 8.50	0.11(c)	0.34	0.45	(0.11)	—	(0.11)
Year Ended September 30, 2009	$ 8.43	0.17(c)	0.21	0.38	(0.17)	(0.14)	(0.31)
Year Ended September 30, 2008	$10.54	0.19(c)	(1.25)	(1.06)	(0.32)	(0.73)	(1.05)
Year Ended September 30, 2007	$ 9.96	0.27(c)	0.54	0.81	(0.23)	—	(0.23)
Year Ended September 30, 2006	$ 9.76	0.23(c)	0.23	0.46	(0.26)	—	(0.26)
Year Ended September 30, 2005	$ 9.30	0.16	0.45	0.61	(0.15)	—	(0.15)
Capital Manager Moderate Growth Fund(e)
Six Months Ended March 31, 2010 (Unaudited)	$ 7.63	0.07(c)	0.45	0.52	(0.07)	—	(0.07)
Year Ended September 30, 2009	$ 7.62	0.11(c)	0.01	0.12	(0.11)	—	(0.11)
Year Ended September 30, 2008	$10.75	0.10(c)	(1.81)	(1.71)	(0.29)	(1.13)	(1.42)
Year Ended September 30, 2007	$10.05	0.21(c)	0.85	1.06	(0.14)	(0.22)	(0.36)
Year Ended September 30, 2006	$ 9.64	0.17(c)	0.42	0.59	(0.18)	—	(0.18)
Year Ended September 30, 2005	$ 8.86	0.09(c)	0.77	0.86	(0.08)	—	(0.08)
Capital Manager Growth Fund(e)
Six Months Ended March 31, 2010 (Unaudited)	$ 6.95	0.05(c)	0.49	0.54	(0.05)	—	(0.05)
Year Ended September 30, 2009	$ 7.17	0.07(c)	(0.22)	(0.15)	(0.07)	—	(0.07)
Year Ended September 30, 2008	$10.92	0.04(c)	(2.15)	(2.11)	(0.27)	(1.37)	(1.64)
Year Ended September 30, 2007	$10.05	0.18(c)	1.04	1.22	(0.08)	(0.27)	(0.35)
Year Ended September 30, 2006	$ 9.51	0.12(c)	0.56	0.68	(0.14)	—	(0.14)
Year Ended September 30, 2005	$ 8.55	0.05(c)	0.95	1.00	(0.04)	—	(0.04)
Capital Manager Equity Fund(e)
Six Months Ended March 31, 2010 (Unaudited)	$ 6.45	0.03(c)	0.54	0.57	(0.03)	—	(0.03)
Year Ended September 30, 2009	$ 7.09	0.03(c)	(0.62)	(0.59)	(0.05)	—	(0.05)
Year Ended September 30, 2008	$11.86	(0.03)(c)	(2.65)	(2.68)	(0.28)	(1.81)	(2.09)
Year Ended September 30, 2007	$11.26	0.12(c)	1.38	1.50	(0.05)	(0.85)	(0.90)
Year Ended September 30, 2006	$10.67	0.09(c)	0.80	0.89	(0.11)	(0.19)	(0.30)
Year Ended September 30, 2005	$ 9.36	0.01(c)	1.31	1.32	(0.01)	—	(0.01)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Per share net investment income (loss) has been calculated using the average daily shares method.

(d)	Amount is less than $0.005.

(e)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (a)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income (loss) to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)

$10.88	2.97%	$ 4,899	1.70%	3.35%	1.82%	63.79%
$10.78	13.03%	$ 5,362	1.71%	3.62%	1.83%	122.26%
$ 9.89	1.31%	$ 4,951	1.66%	3.49%	1.78%	190.15%
$10.13	3.73%	$ 4,992	1.68%	3.62%	1.80%	222.24%
$10.13	2.27%	$ 4,872	1.68%	3.39%	1.79%	226.36%
$10.32	1.21%	$ 6,161	1.71%	2.87%	1.84%	173.14%

$ 1.00	0.01%	$ 1,670	0.34%	0.01%	1.65%	—
$ 1.00	0.34%	$ 1,901	1.13%	0.33%	1.66%	—
$ 1.00	2.35%	$ 1,767	1.46%	2.26%	1.58%	—
$ 1.00	4.01%	$ 1,629	1.48%	3.92%	1.60%	—
$ 1.00	3.37%	$ 2,256	1.48%	3.34%	1.59%	—
$ 1.00	1.32%	$ 1,790	1.49%	1.28%	1.63%	—

$ 1.00	0.01%	$ 693	0.13%	0.01%	1.64%	—
$ 1.00	0.03%	$ 935	0.28%	0.02%	1.64%	—
$ 1.00	1.28%	$ 597	1.38%	1.14%	1.58%	—
$ 1.00	3.72%	$ 301	1.46%	3.64%	1.60%	—
$ 1.00	3.12%	$ 381	1.46%	2.97%	1.59%	—
$ 1.00	1.09%	$ 807	1.48%	1.05%	1.64%	—

$ 8.84	5.30%	$ 2,655	1.20%	2.45%	1.45%	9.38%
$ 8.50	5.15%	$ 3,184	1.18%	2.20%	1.43%	21.56%
$ 8.43	(11.09)%	$ 4,081	1.10%	1.98%	1.35%	39.99%
$10.54	8.17%	$ 4,779	1.10%	2.60%	1.41%	29.58%
$ 9.96	4.75%	$ 4,968	1.08%	2.37%	1.45%	5.69%
$ 9.76	6.58%	$ 4,992	1.20%	1.64%	1.51%	52.50%

$ 8.08	6.90%	$10,920	1.14%	1.80%	1.39%	11.54%
$ 7.63	1.81%	$11,734	1.13%	1.63%	1.38%	22.46%
$ 7.62	(17.99)%	$15,305	1.10%	1.07%	1.35%	63.63%
$10.75	10.67%	$21,791	1.11%	1.96%	1.42%	40.05%
$10.05	6.21%	$21,610	1.10%	1.70%	1.47%	7.33%
$ 9.64	9.72%	$21,909	1.24%	0.99%	1.55%	37.83%

$ 7.44	7.84%	$ 9,295	1.16%	1.43%	1.41%	12.63%
$ 6.95	(1.89)%	$ 9,973	1.15%	1.17%	1.40%	24.08%
$ 7.17	(22.32)%	$13,306	1.10%	0.47%	1.35%	77.54%
$10.92	12.31%	$20,286	1.11%	1.71%	1.43%	44.48%
$10.05	7.22%	$19,366	1.11%	1.27%	1.48%	6.26%
$ 9.51	11.68%	$17,141	1.23%	0.59%	1.57%	26.22%

$ 6.99	8.79%	$ 4,094	1.25%	1.04%	1.50%	18.35%
$ 6.45	(8.38)%	$ 4,215	1.21%	0.50%	1.47%	20.24%
$ 7.09	(26.69)%	$ 5,406	1.13%	(0.31)%	1.38%	67.40%
$11.86	13.88%	$ 8,535	1.12%	1.07%	1.43%	48.80%
$11.26	8.51%	$ 8,023	1.11%	0.80%	1.47%	1.48%
$10.67	14.11%	$ 7,515	1.21%	0.11%	1.58%	2.14%

BB&T Funds

Financial Highlights, Class C Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Select Equity Fund
Six Months Ended March 31, 2010 (Unaudited)	$ 9.85	(0.01)(c)	1.02	1.01	(0.01)	—	—	(0.01)
Year Ended September 30, 2009	$11.08	0.04(c)	(1.21)	(1.17)	(0.06)	—	—	(0.06)
Year Ended September 30, 2008	$18.87	0.04(c)	(5.05)	(5.01)	(0.05)	(2.73)	—	(2.78)
Year Ended September 30, 2007	$20.11	0.09(c)	2.13	2.22	(0.11)	(3.35)	—	(3.46)
Year Ended September 30, 2006	$19.28	0.16(c)	2.26	2.42	(0.15)	(1.44)	—	(1.59)
Year Ended September 30, 2005	$17.09	0.14	2.19	2.33	(0.14)	—	—	(0.14)
Mid Cap Value Fund
Six Months Ended March 31, 2010 (Unaudited)	$10.34	(0.03)(c)	1.22	1.19	—(d)	—	—	—(d)
Year Ended September 30, 2009	$10.14	(0.05)	0.26	0.21	(0.01)	—	—	(0.01)
Year Ended September 30, 2008	$14.55	(0.07)(c)	(2.98)	(3.05)	—	(1.36)	—	(1.36)
Year Ended September 30, 2007	$13.23	(0.07)(c)	2.08	2.01	—(d)	(0.69)	—	(0.69)
Year Ended September 30, 2006	$13.16	(0.07)(c)	1.59	1.52	—(d)	(1.45)	—	(1.45)
Year Ended September 30, 2005	$15.30	—(c)(d)	3.02	3.02	(0.07)	(5.09)	—	(5.16)
Sterling Capital Small Cap Value Fund
February 1, 2010 to March 31, 2010 (Unaudited)(e)	$10.55	(0.01)(c)	0.93	0.92	—	—	—	—
International Equity Fund
Six Months Ended March 31, 2010 (Unaudited)	$ 4.38	(0.02)(c)	0.09	0.07	(0.05)	—	—	(0.05)
Year Ended September 30, 2009	$ 4.73	0.02(c)	(0.26)	(0.24)	(0.11)	—	—	(0.11)
Year Ended September 30, 2008	$ 7.62	0.03(c)	(2.16)	(2.13)	(0.01)	(0.75)	—	(0.76)
Year Ended September 30, 2007	$10.44	0.01(c)	1.73	1.74	(0.04)	(4.52)	—	(4.56)
Year Ended September 30, 2006	$ 9.07	0.05(c)	1.42	1.47	(0.10)	—	—	(0.10)
Year Ended September 30, 2005	$ 7.74	0.06(c)	1.36	1.42	(0.09)	—	—	(0.09)
Special Opportunities Equity Fund
Six Months Ended March 31, 2010 (Unaudited)	$13.89	(0.08)(c)	1.66	1.58	—	—	—	—
Year Ended September 30, 2009	$14.66	(0.06)(c)	(0.05)	(0.11)	—(d)	(0.57)	(0.09)	(0.66)
Year Ended September 30, 2008	$17.64	(0.21)(c)	(2.02)	(2.23)	—	(0.75)	—	(0.75)
Year Ended September 30, 2007	$16.01	(0.13)(c)	3.36	3.23	—	(1.60)	—	(1.60)
Year Ended September 30, 2006	$15.30	(0.14)	1.64	1.50	—	(0.79)	—	(0.79)
Year Ended September 30, 2005	$12.95	(0.13)	2.60	2.47	—	(0.12)	—	(0.12)
Equity Income Fund
Six Months Ended March 31, 2010 (Unaudited)	$11.37	0.10(c)	1.32	1.42	(0.08)	—	—	(0.08)
Year Ended September 30, 2009	$12.30	0.22(c)	(0.99)	(0.77)	(0.13)	(0.03)	—	(0.16)
Year Ended September 30, 2008	$14.98	0.33(c)	(2.21)	(1.88)	(0.22)	(0.58)	—	(0.80)
Year Ended September 30, 2007	$13.32	0.26(c)	2.30	2.56	(0.22)	(0.68)	—	(0.90)
Year Ended September 30, 2006	$12.07	0.19	1.56	1.75	(0.23)	(0.27)	—	(0.50)
Year Ended September 30, 2005	$10.34	0.17	1.76	1.93	(0.18)	(0.02)	—	(0.20)
Intermediate U.S. Government Fund
Six Months Ended March 31, 2010 (Unaudited)	$10.53	0.10(c)	—(d)	0.10	(0.11)	—	—	(0.11)
Year Ended September 30, 2009	$10.01	0.24(c)	0.55	0.79	(0.27)	—	—	(0.27)
Year Ended September 30, 2008	$ 9.90	0.34(c)	0.12	0.46	(0.35)	—	—	(0.35)
Year Ended September 30, 2007	$ 9.86	0.35(c)	0.04	0.39	(0.35)	—	—	(0.35)
Year Ended September 30, 2006	$ 9.98	0.34(c)	(0.12)	0.22	(0.34)	—	—	(0.34)
Year Ended September 30, 2005	$10.20	0.27(c)	(0.13)	0.14	(0.31)	(0.05)	—	(0.36)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Per share net investment income (loss) has been calculated using the average daily shares method.

(d)	Amount is less than $0.005.

(e)	Period from commencement of operations.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (a)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income (loss) to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)

$10.85	10.21%	$ 112	1.83%	(0.12)%	1.97%	81.39%
$ 9.85	(10.43)%	$ 93	1.81%	0.49%	1.95%	92.97%
$11.08	(30.00)%	$ 143	1.89%	0.28%	1.94%	38.43%
$18.87	11.76%	$ 93	1.91%	0.50%	1.97%	68.60%
$20.11	13.42%	$ 161	1.88%	0.82%	1.94%	34.83%
$19.28	13.77%	$ 176	1.88%	0.80%	1.98%	19.50%

$11.53	11.55%	$ 455	1.95%	(0.57)%	2.15%	28.08%
$10.34	2.08%	$ 176	1.96%	(0.59)%	2.01%	46.83%
$10.14	(22.59)%	$ 328	1.89%	(0.60)%	1.93%	65.74%
$14.55	15.60%	$ 1,126	1.91%	(0.49)%	1.95%	58.59%
$13.23	12.38%	$ 743	1.89%	(0.53)%	1.93%	53.92%
$13.16	19.97%	$ 351	1.90%	0.01%	2.00%	126.99%

$11.47	8.72%	$ 24	2.15%	(1.02)%	2.81%	58.50%

$ 4.40	1.66%	$ 157	2.50%	(0.82)%	2.69%	67.73%
$ 4.38	(4.66)%	$ 166	2.49%	0.60%	2.63%	223.19%
$ 4.73	(31.30)%	$ 172	2.31%	0.48%	2.50%	112.65%
$ 7.62	19.28%	$ 244	2.13%	0.12%	2.26%	129.80%
$10.44	16.26%	$ 188	2.15%	0.47%	2.25%	36.22%
$ 9.07	18.38%	$ 92	2.23%	0.70%	2.34%	44.96%

$15.47	11.38%	$71,122	2.02%	(1.08)%	2.02%	11.87%
$13.89	0.97%	$58,479	2.03%	(0.51)%	2.04%	45.22%
$14.66	(13.27)%	$50,230	1.99%	(1.23)%	1.99%	25.80%
$17.64	21.32%	$50,577	2.03%	(0.79)%	2.03%	49.43%
$16.01	10.34%	$34,418	2.03%	(1.02)%	2.03%	58.01%
$15.30	19.16%	$30,299	2.06%	(1.17)%	2.08%	30.38%

$12.71	12.50%	$56,702	1.92%	1.61%	1.92%	8.25%
$11.37	(6.10)%	$39,164	1.93%	2.18%	1.95%	37.13%
$12.30	(13.07)%	$32,637	1.89%	2.39%	1.89%	30.01%
$14.98	19.93%	$26,044	1.94%	1.79%	1.94%	37.85%
$13.32	14.85%	$14,261	1.95%	1.52%	1.95%	45.38%
$12.07	18.74%	$ 8,683	1.87%	1.77%	2.08%	39.65%

$10.52	0.97%	$ 442	1.69%	1.91%	1.81%	29.22%
$10.53	8.00%	$ 426	1.70%	2.31%	1.82%	47.13%
$10.01	4.62%	$ 176	1.67%	3.33%	1.79%	116.07%
$ 9.90	4.01%	$ 201	1.68%	3.52%	1.80%	85.83%
$ 9.86	2.31%	$ 207	1.68%	3.47%	1.79%	127.13%
$ 9.98	1.33%	$ 274	1.71%	2.66%	1.84%	107.04%

BB&T Funds

Financial Highlights, Class C Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Total Return Bond Fund
Six Months Ended March 31, 2010 (Unaudited)	$10.79	0.18(c)	0.14	0.32	(0.21)	(0.01)	(0.22)
Year Ended September 30, 2009	$ 9.89	0.37(c)	0.90	1.27	(0.37)	—	(0.37)
Year Ended September 30, 2008	$10.14	0.36(c)	(0.23)	0.13	(0.38)	—	(0.38)
Year Ended September 30, 2007	$10.13	0.37(c)	0.01	0.38	(0.37)	—	(0.37)
Year Ended September 30, 2006	$10.32	0.34(c)	(0.12)	0.22	(0.36)	(0.05)	(0.41)
Year Ended September 30, 2005	$10.59	0.30(c)	(0.18)	0.12	(0.36)	(0.03)	(0.39)
Prime Money Market Fund
Six Months Ended March 31, 2010 (Unaudited)	$ 1.00	—(c)(d)	—(d)	—(d)	—(d)	—	—(d)
Year Ended September 30, 2009	$ 1.00	—(c)(d)	—(d)	—(d)	—(d)	—	—(d)
Year Ended September 30, 2008	$ 1.00	0.02(c)	—(d)	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2007	$ 1.00	0.04(c)	—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2006	$ 1.00	0.03	—(d)	0.03	(0.03)	—	(0.03)
Year Ended September 30, 2005	$ 1.00	0.01	—(d)	0.01	(0.01)	—	(0.01)
U.S. Treasury Money Market Fund
Six Months Ended March 31, 2010 (Unaudited)	$ 1.00	—(c)(d)	—	—(d)	—(d)	—	—(d)
Year Ended September 30, 2009	$ 1.00	—(c)(d)	—	—(d)	—(d)	—	—(d)
Year Ended September 30, 2008	$ 1.00	0.01(c)	—(d)	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2007	$ 1.00	0.04(c)	—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2006	$ 1.00	0.03	—	0.03	(0.03)	—	(0.03)
Year Ended September 30, 2005	$ 1.00	0.01	—	0.01	(0.01)	—	(0.01)
Capital Manager Conservative Growth Fund(e)
Six Months Ended March 31, 2010 (Unaudited)	$ 8.47	0.11(c)	0.34	0.45	(0.12)	—	(0.12)
Year Ended September 30, 2009	$ 8.41	0.17(c)	0.21	0.38	(0.18)	(0.14)	(0.32)
Year Ended September 30, 2008	$10.51	0.19(c)	(1.24)	(1.05)	(0.32)	(0.73)	(1.05)
Year Ended September 30, 2007	$ 9.93	0.27(c)	0.53	0.80	(0.22)	—	(0.22)
Year Ended September 30, 2006	$ 9.73	0.23(c)	0.23	0.46	(0.26)	—	(0.26)
Year Ended September 30, 2005	$ 9.27	0.16	0.45	0.61	(0.15)	—	(0.15)
Capital Manager Moderate Growth Fund(e)
Six Months Ended March 31, 2010 (Unaudited)	$ 7.68	0.07(c)	0.46	0.53	(0.08)	—	(0.08)
Year Ended September 30, 2009	$ 7.67	0.11(c)	0.01	0.12	(0.11)	—	(0.11)
Year Ended September 30, 2008	$10.81	0.09(c)	(1.82)	(1.73)	(0.28)	(1.13)	(1.41)
Year Ended September 30, 2007	$10.10	0.21(c)	0.86	1.07	(0.14)	(0.22)	(0.36)
Year Ended September 30, 2006	$ 9.69	0.17(c)	0.42	0.59	(0.18)	—	(0.18)
Year Ended September 30, 2005	$ 8.91	0.09(c)	0.77	0.86	(0.08)	—	(0.08)
Capital Manager Growth Fund(e)
Six Months Ended March 31, 2010 (Unaudited)	$ 6.94	0.06(c)	0.49	0.55	(0.06)	—	(0.06)
Year Ended September 30, 2009	$ 7.17	0.07(c)	(0.22)	(0.15)	(0.08)	—	(0.08)
Year Ended September 30, 2008	$10.92	0.04(c)	(2.15)	(2.11)	(0.27)	(1.37)	(1.64)
Year Ended September 30, 2007	$10.05	0.18(c)	1.04	1.22	(0.08)	(0.27)	(0.35)
Year Ended September 30, 2006	$ 9.52	0.11(c)	0.57	0.68	(0.15)	—	(0.15)
Year Ended September 30, 2005	$ 8.56	0.04(c)	0.95	0.99	(0.03)	—	(0.03)
Capital Manager Equity Fund(e)
Six Months Ended March 31, 2010 (Unaudited)	$ 6.47	0.04(c)	0.53	0.57	(0.07)	—	(0.07)
Year Ended September 30, 2009	$ 7.10	0.02(c)	(0.60)	(0.58)	(0.05)	—	(0.05)
Year Ended September 30, 2008	$11.87	(0.03)(c)	(2.66)	(2.69)	(0.27)	(1.81)	(2.08)
Year Ended September 30, 2007	$11.22	0.12(c)	1.41	1.53	(0.03)	(0.85)	(0.88)
Year Ended September 30, 2006	$10.64	0.10(c)	0.78	0.88	(0.11)	(0.19)	(0.30)
Year Ended September 30, 2005	$ 9.33	(0.01)(c)	1.32	1.31	—(d)	—	—(d)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Per share net investment income (loss) has been calculated using the average daily shares method.

(d)	Amount is less than $0.005.

(e)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (a)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income (loss) to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)

$10.89	2.97%	$936	1.71%	3.32%	1.83%	63.79%
$10.79	13.14%	$400	1.71%	3.61%	1.83%	122.26%
$ 9.89	1.21%	$184	1.66%	3.49%	1.78%	190.15%
$10.14	3.83%	$115	1.68%	3.61%	1.80%	222.24%
$10.13	2.18%	$116	1.68%	3.35%	1.79%	226.36%
$10.32	1.21%	$218	1.71%	2.88%	1.84%	173.74%

$ 1.00	0.01%	$731	0.34%	0.01%	1.65%	—
$ 1.00	0.34%	$893	1.10%	0.24%	1.66%	—
$ 1.00	2.36%	$244	1.46%	2.46%	1.59%	—
$ 1.00	3.99%	$460	1.48%	3.91%	1.59%	—
$ 1.00	3.35%	$393	1.48%	3.35%	1.59%	—
$ 1.00	1.32%	$326	1.49%	1.29%	1.64%	—

$ 1.00	0.01%	$ 57	0.13%	0.01%	1.64%	—
$ 1.00	0.04%	$ 54	0.28%	0.03%	1.64%	—
$ 1.00	1.29%	$ 37	1.38%	1.30%	1.58%	—
$ 1.00	3.68%	$ 42	1.47%	3.63%	1.61%	—
$ 1.00	3.13%	$ 55	1.45%	3.30%	1.59%	—
$ 1.00	1.07%	$ 38	1.50%	1.40%	1.66%	—

$ 8.80	5.28%	$128	1.20%	2.54%	1.45%	9.38%
$ 8.47	5.09%	$101	1.17%	2.19%	1.43%	21.56%
$ 8.41	(10.99)%	$ 94	1.10%	1.99%	1.35%	39.99%
$10.51	8.11%	$ 77	1.10%	2.58%	1.41%	29.58%
$ 9.93	4.75%	$127	1.08%	2.35%	1.45%	5.69%
$ 9.73	6.58%	$155	1.20%	1.63%	1.52%	52.50%

$ 8.13	6.92%	$113	1.14%	1.91%	1.39%	11.54%
$ 7.68	1.85%	$ 89	1.13%	1.58%	1.38%	22.46%
$ 7.67	(18.02)%	$ 79	1.10%	1.04%	1.35%	63.63%
$10.81	10.72%	$156	1.11%	1.98%	1.42%	40.05%
$10.10	6.19%	$139	1.10%	1.71%	1.47%	7.33%
$ 9.69	9.62%	$122	1.25%	0.95%	1.56%	37.83%

$ 7.43	7.92%	$136	1.16%	1.55%	1.41%	12.63%
$ 6.94	(1.90)%	$ 99	1.14%	1.13%	1.39%	24.08%
$ 7.17	(22.31)%	$ 55	1.10%	0.49%	1.35%	77.54%
$10.92	12.33%	$ 78	1.11%	1.74%	1.43%	44.48%
$10.05	7.19%	$ 61	1.11%	1.17%	1.46%	6.26%
$ 9.52	11.61%	$ 37	1.26%	0.43%	1.59%	26.22%

$ 6.97	8.78%	$ 14	1.22%	1.11%	1.48%	18.35%
$ 6.47	(8.11)%	$ 6	1.13%	0.35%	1.36%	20.24%
$ 7.10	(26.77)%	$ 1	1.13%	(0.32)%	1.43%	67.40%
$11.87	14.13%	$ 1	1.00%	1.02%	1.25%	48.80%
$11.22	8.44%	$ 10	1.11%	0.90%	1.48%	1.48%
$10.64	14.15%	$ 19	1.27%	(0.09)%	1.63%	2.14%

BB&T Funds

Financial Highlights, Institutional Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income (loss)	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Return of capital	Total Distributions
Select Equity Fund
Six Months Ended March 31, 2010 (Unaudited)	$10.13	0.05(c)	1.03	1.08	(0.05)	—	—	(0.05)
Year Ended September 30, 2009	$11.36	0.13(c)	(1.22)	(1.09)	(0.14)	—	—	(0.14)
Year Ended September 30, 2008	$19.20	0.18(c)	(5.16)	(4.98)	(0.13)	(2.73)	—	(2.86)
Year Ended September 30, 2007	$20.38	0.29(c)	2.16	2.45	(0.28)	(3.35)	—	(3.63)
Year Ended September 30, 2006	$19.51	0.35(c)	2.31	2.66	(0.35)	(1.44)	—	(1.79)
Year Ended September 30, 2005	$17.29	0.34	2.22	2.56	(0.34)	—	—	(0.34)
Mid Cap Value Fund
Six Months Ended March 31, 2010 (Unaudited)	$10.86	0.02(c)	1.29	1.31	(0.03)	—	—	(0.03)
Year Ended September 30, 2009	$10.56	0.04(c)	0.29	0.33	(0.03)	—	—	(0.03)
Year Ended September 30, 2008	$15.00	0.05(c)	(3.10)	(3.05)	(0.03)	(1.36)	—	(1.39)
Year Ended September 30, 2007	$13.54	0.08(c)	2.13	2.21	(0.06)	(0.69)	—	(0.75)
Year Ended September 30, 2006	$13.38	0.06(c)	1.62	1.68	(0.07)	(1.45)	—	(1.52)
Year Ended September 30, 2005	$15.41	0.17(c)	3.05	3.22	(0.16)	(5.09)	—	(5.25)
Sterling Capital Small Cap Value Fund
Six Months Ended March 31, 2010 (Unaudited)	$10.27	0.01(c)	1.21	1.22	(0.01)	—	—	(0.01)
Year Ended September 30, 2009	$ 9.89	0.02(c)	0.65	0.67	—	(0.29)	—	(0.29)
Year Ended September 30, 2008	$14.68	—(c)(d)	(2.24)	(2.24)	—	(2.55)	—	(2.55)
Period Ended September 30, 2007(e)	$18.36	(0.01)(c)	0.68	0.67	—	(4.35)	—	(4.35)
Year Ended October 31, 2006	$18.22	(0.04)(c)	3.09	3.05	(0.02)	(2.89)	—	(2.91)
Year Ended October 31, 2005	$18.33	0.01(c)	1.61	1.62	—	(1.73)	—	(1.73)
Year Ended October 31, 2004	$16.17	0.07	2.61	2.68	(0.07)	(0.45)	—	(0.52)
International Equity Fund
Six Months Ended March 31, 2010 (Unaudited)	$ 5.14	—(c)(d)	0.11	0.11	(0.11)	—	—	(0.11)
Year Ended September 30, 2009	$ 5.47	0.07(c)	(0.28)	(0.21)	(0.12)	—	—	(0.12)
Year Ended September 30, 2008	$ 8.64	0.10(c)	(2.49)	(2.39)	(0.03)	(0.75)	—	(0.78)
Year Ended September 30, 2007	$11.23	0.14(c)	1.88	2.02	(0.09)	(4.52)	—	(4.61)
Year Ended September 30, 2006	$ 9.72	0.18(c)	1.50	1.68	(0.17)	—	—	(0.17)
Year Ended September 30, 2005	$ 8.24	0.12(c)	1.49	1.61	(0.13)	—	—	(0.13)
Special Opportunities Equity Fund
Six Months Ended March 31, 2010 (Unaudited)	$14.92	(0.01)(c)	1.78	1.77	—	—	—	—
Year Ended September 30, 2009	$15.58	0.04(c)	(0.01)	0.03	—(d)	(0.58)	(0.11)	(0.69)
Year Ended September 30, 2008	$18.51	(0.04)(c)	(2.14)	(2.18)	—	(0.75)	—	(0.75)
Year Ended September 30, 2007	$16.57	0.03(c)	3.51	3.54	—	(1.60)	—	(1.60)
Year Ended September 30, 2006	$15.65	—(d)	1.71	1.71	—	(0.79)	—	(0.79)
Year Ended September 30, 2005	$13.12	(0.03)	2.68	2.65	—	(0.12)	—	(0.12)
Equity Income Fund
Six Months Ended March 31, 2010 (Unaudited)	$11.44	0.16(c)	1.32	1.48	(0.13)	—	—	(0.13)
Year Ended September 30, 2009	$12.37	0.32(c)	(0.99)	(0.67)	(0.23)	(0.03)	—	(0.26)
Year Ended September 30, 2008	$15.05	0.51(c)	(2.26)	(1.75)	(0.35)	(0.58)	—	(0.93)
Year Ended September 30, 2007	$13.37	0.40(c)	2.31	2.71	(0.35)	(0.68)	—	(1.03)
Year Ended September 30, 2006	$12.10	0.32	1.57	1.89	(0.35)	(0.27)	—	(0.62)
Year Ended September 30, 2005	$10.35	0.28	1.76	2.04	(0.27)	(0.02)	—	(0.29)
Short U.S. Government Fund
Six Months Ended March 31, 2010 (Unaudited)	$ 9.67	0.10(c)	(0.03)	0.07	(0.14)	—	—	(0.14)
Year Ended September 30, 2009	$ 9.54	0.25(c)	0.22	0.47	(0.34)	—	—	(0.34)
Year Ended September 30, 2008	$ 9.53	0.35(c)	0.06	0.41	(0.40)	—	—	(0.40)
Year Ended September 30, 2007	$ 9.49	0.38(c)	0.08	0.46	(0.42)	—	—	(0.42)
Year Ended September 30, 2006	$ 9.51	0.30(c)	0.01(g)	0.31	(0.33)	—	—	(0.33)
Year Ended September 30, 2005	$ 9.71	0.25	(0.13)	0.12	(0.32)	—	—	(0.32)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Per share net investment income (loss) has been calculated using the average daily shares method.

(d)	Amount is less than $0.005.

(e)	The Fund’s fiscal year-end changed from October 31 to September 30, effective September 30, 2007.

(f)	The performance information for the Institutional Shares prior to 12/18/06 is based on the performances of the Institutional Shares of the Fund’s predecessor, Sterling Capital Small Cap Value Fund, a series of The Advisor’s Inner Circle Fund which transferred all of its assets and liabilities to the Fund pursuant to a reorganization.

(g)	The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of sales and purchases of Fund shares in relation to fluctuating market values during the period.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (a)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income (loss) to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)

$11.16	10.70%	$191,990	0.83%	0.87%	0.97%	81.39%
$10.13	(9.40)%	$177,725	0.81%	1.51%	0.95%	92.97%
$11.36	(29.32)%	$257,036	0.89%	1.28%	0.94%	38.43%
$19.20	12.89%	$602,101	0.91%	1.50%	0.96%	68.60%
$20.38	14.59%	$660,667	0.89%	1.80%	0.93%	34.83%
$19.51	14.92%	$605,493	0.89%	1.82%	0.99%	19.50%

$12.14	12.09%	$289,842	0.94%	0.37%	1.11%	28.08%
$10.86	3.21%	$200,331	0.96%	0.44%	1.02%	46.83%
$10.56	(21.87)%	$163,840	0.89%	0.43%	0.93%	65.74%
$15.00	16.75%	$243,437	0.91%	0.53%	0.95%	58.59%
$13.54	13.52%	$209,685	0.89%	0.48%	0.93%	53.92%
$13.38	21.14%	$172,295	0.89%	1.02%	0.99%	126.99%

$11.48	11.92%	$ 60,194	1.27%	0.20%	1.64%	58.50%
$10.27	8.68%	$ 25,790	1.42%	1.79%	0.23%	89.00%
$ 9.89	(17.16)%	$ 22,635	1.26%	1.40%	0.01%	64.00%
$14.68	3.67%	$ 45,453	1.18%	1.41%	(0.07)%	82.00%
$18.36	19.31%(f)	$ 60,737	1.25%	1.63%	(0.26)%	56.00%
$18.22	9.24%(f)	$ 99,201	1.25%	1.47%	0.06%	45.00%
$18.33	17.03%(f)	$247,954	1.25%	1.36%	0.33%	41.00%

$ 5.14	2.10%	$ 85,388	1.51%	0.15%	1.70%	67.73%
$ 5.14	(3.42)%	$ 81,575	1.49%	1.58%	1.64%	223.19%
$ 5.47	(30.65)%	$109,438	1.31%	1.36%	1.49%	112.65%
$ 8.64	20.39%	$164,147	1.13%	1.13%	1.26%	129.80%
$11.23	17.38%	$253,690	1.15%	1.68%	1.25%	36.22%
$ 9.72	19.61%	$229,406	1.20%	1.34%	1.33%	44.96%

$16.69	11.86%	$268,077	1.02%	(0.08)%	1.02%	11.87%
$14.92	1.91%	$228,421	1.03%	0.30%	1.04%	45.22%
$15.58	(12.35)%	$167,544	0.99%	(0.24)%	0.99%	25.80%
$18.51	22.55%	$127,210	1.03%	0.18%	1.03%	49.43%
$16.57	11.50%	$ 67,232	1.03%	(0.02)%	1.03%	58.01%
$15.65	20.29%	$ 60,823	1.06%	(0.18)%	1.08%	30.38%

$12.79	13.01%	$227,611	0.92%	2.60%	0.92%	8.25%
$11.44	(5.18)%	$177,281	0.93%	3.19%	0.95%	37.13%
$12.37	(12.24)%	$140,256	0.89%	3.72%	0.89%	30.01%
$15.05	21.16%	$ 46,053	0.94%	2.81%	0.94%	37.85%
$13.37	16.04%	$ 35,205	0.95%	2.55%	0.95%	45.38%
$12.10	19.88%	$ 30,588	0.90%	2.62%	1.12%	39.65%

$ 9.60	0.75%	$ 74,278	0.67%	2.10%	0.82%	12.47%
$ 9.67	4.94%	$ 59,123	0.70%	2.58%	0.85%	89.57%
$ 9.54	4.38%	$ 44,912	0.65%	3.68%	0.80%	48.20%
$ 9.53	4.93%	$ 40,756	0.66%	4.01%	0.81%	44.10%
$ 9.49	3.37%	$ 66,371	0.64%	3.21%	0.79%	98.08%
$ 9.51	1.21%	$155,786	0.66%	2.64%	0.84%	33.67%

BB&T Funds

Financial Highlights, Institutional Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Intermediate U.S. Government Fund
Six Months Ended March 31, 2010 (Unaudited)	$10.57	0.15(c)	—(d)	0.15	(0.16)	—	(0.16)
Year Ended September 30, 2009	$10.05	0.35(c)	0.55	0.90	(0.38)	—	(0.38)
Year Ended September 30, 2008	$ 9.94	0.44(c)	0.12	0.56	(0.45)	—	(0.45)
Year Ended September 30, 2007	$ 9.90	0.45(c)	0.04	0.49	(0.45)	—	(0.45)
Year Ended September 30, 2006	$10.03	0.44(c)	(0.13)	0.31	(0.44)	—	(0.44)
Year Ended September 30, 2005	$10.25	0.37(c)	(0.13)	0.24	(0.41)	(0.05)	(0.46)
Total Return Bond Fund
Six Months Ended March 31, 2010 (Unaudited)	$10.78	0.23(c)	0.14	0.37	(0.26)	(0.01)	(0.27)
Year Ended September 30, 2009	$ 9.89	0.47(c)	0.89	1.36	(0.47)	—	(0.47)
Year Ended September 30, 2008	$10.13	0.46(c)	(0.22)	0.24	(0.48)	—	(0.48)
Year Ended September 30, 2007	$10.13	0.47(c)	—	0.47	(0.47)	—	(0.47)
Year Ended September 30, 2006	$10.32	0.45(c)	(0.13)	0.32	(0.46)	(0.05)	(0.51)
Year Ended September 30, 2005	$10.59	0.39(c)	(0.16)	0.23	(0.47)	(0.03)	(0.50)
Kentucky Intermediate Tax-Free Fund
Six Months Ended March 31, 2010 (Unaudited)	$10.67	0.16(c)	(0.12)	0.04	(0.16)	(0.10)	(0.26)
Year Ended September 30, 2009	$ 9.87	0.35(c)	0.90	1.25	(0.35)	(0.10)	(0.45)
Year Ended September 30, 2008	$10.05	0.34(c)	(0.18)	0.16	(0.34)	—	(0.34)
Year Ended September 30, 2007	$10.11	0.35(c)	(0.06)	0.29	(0.35)	—	(0.35)
Year Ended September 30, 2006	$10.04	0.33	0.07	0.40	(0.33)	—	(0.33)
Year Ended September 30, 2005	$10.20	0.29(c)	(0.16)	0.13	(0.29)	—	(0.29)
Maryland Intermediate Tax-Free Fund
Six Months Ended March 31, 2010 (Unaudited)	$10.99	0.15(c)	(0.11)	0.04	(0.15)	—(d)	(0.15)
Year Ended September 30, 2009	$10.06	0.33(c)	1.01	1.34	(0.33)	(0.08)	(0.41)
Year Ended September 30, 2008	$10.17	0.34(c)	(0.11)	0.23	(0.34)	—	(0.34)
Year Ended September 30, 2007	$10.13	0.33(c)	0.04	0.37	(0.33)	—	(0.33)
Year Ended September 30, 2006	$10.04	0.31	0.09	0.40	(0.31)	—	(0.31)
Year Ended September 30, 2005	$10.16	0.28(c)	(0.12)	0.16	(0.28)	—	(0.28)
North Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2010 (Unaudited)	$10.87	0.17(c)	(0.16)	0.01	(0.17)	(0.06)	(0.23)
Year Ended September 30, 2009	$10.09	0.36(c)	0.88	1.24	(0.36)	(0.10)	(0.46)
Year Ended September 30, 2008	$10.33	0.37(c)	(0.20)	0.17	(0.37)	(0.04)	(0.41)
Year Ended September 30, 2007	$10.38	0.38(c)	(0.04)	0.34	(0.38)	(0.01)	(0.39)
Year Ended September 30, 2006	$10.46	0.39	—(d)	0.39	(0.38)	(0.09)	(0.47)
Year Ended September 30, 2005	$10.66	0.38	(0.19)	0.19	(0.37)	(0.02)	(0.39)
South Carolina Intermediate Tax-Free Fund
Six Months Ended March 31, 2010 (Unaudited)	$10.61	0.17(c)	(0.12)	0.05	(0.17)	—	(0.17)
Year Ended September 30, 2009	$ 9.89	0.35(c)	0.89	1.24	(0.35)	(0.17)	(0.52)
Year Ended September 30, 2008	$10.21	0.36(c)	(0.23)	0.13	(0.36)	(0.09)	(0.45)
Year Ended September 30, 2007	$10.29	0.37(c)	(0.06)	0.31	(0.38)	(0.01)	(0.39)
Year Ended September 30, 2006	$10.47	0.37	—(d)	0.37	(0.37)	(0.18)	(0.55)
Year Ended September 30, 2005	$10.74	0.36	(0.19)	0.17	(0.36)	(0.08)	(0.44)
Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2010 (Unaudited)	$12.07	0.18(c)	(0.19)	(0.01)	(0.18)	(0.11)	(0.29)
Year Ended September 30, 2009	$11.10	0.39(c)	1.06	1.45	(0.39)	(0.09)	(0.48)
Year Ended September 30, 2008	$11.31	0.40(c)	(0.16)	0.24	(0.40)	(0.05)	(0.45)
Year Ended September 30, 2007	$11.39	0.41(c)	(0.05)	0.36	(0.42)	(0.02)	(0.44)
Year Ended September 30, 2006	$11.49	0.42	(0.04)	0.38	(0.42)	(0.06)	(0.48)
Year Ended September 30, 2005	$11.74	0.42	(0.23)	0.19	(0.42)	(0.02)	(0.44)
West Virginia Intermediate Tax-Free Fund
Six Months Ended March 31, 2010 (Unaudited)	$10.05	0.18(c)	(0.13)	0.05	(0.18)	(0.02)	(0.20)
Year Ended September 30, 2009	$ 9.37	0.36(c)	0.68	1.04	(0.35)	(0.01)	(0.36)
Year Ended September 30, 2008	$ 9.72	0.36(c)	(0.34)	0.02	(0.35)	(0.02)	(0.37)
Year Ended September 30, 2007	$ 9.80	0.37(c)	(0.05)	0.32	(0.37)	(0.03)	(0.40)
Year Ended September 30, 2006	$ 9.86	0.40	(0.01)	0.39	(0.39)	(0.06)	(0.45)
Year Ended September 30, 2005	$10.09	0.37(c)	(0.15)	0.22	(0.37)	(0.08)	(0.45)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Per share net investment income (loss) has been calculated using the average daily shares method.

(d)	Amount is less than $0.005.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data

Net Asset Value, End of Period	Total Return (a)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)

$10.56	1.47%	$194,242	0.69%	2.90%	0.81%	29.22%
$10.57	9.06%	$177,141	0.70%	3.35%	0.82%	47.13%
$10.05	5.67%	$110,289	0.67%	4.33%	0.79%	116.07%
$ 9.94	5.04%	$132,403	0.68%	4.49%	0.80%	85.83%
$ 9.90	3.23%	$252,402	0.67%	4.45%	0.79%	127.13%
$10.03	2.34%	$539,038	0.70%	3.67%	0.83%	107.04%

$10.88	3.48%	$361,587	0.70%	4.34%	0.83%	63.79%
$10.78	14.16%	$339,730	0.71%	4.61%	0.83%	122.26%
$ 9.89	2.32%	$430,079	0.66%	4.48%	0.78%	190.15%
$10.13	4.77%	$433,382	0.68%	4.62%	0.80%	222.24%
$10.13	3.30%	$367,353	0.67%	4.42%	0.79%	226.36%
$10.32	2.23%	$461,749	0.71%	3.87%	0.83%	173.74%

$10.45	0.42%	$ 14,569	0.66%	3.08%	0.86%	13.80%
$10.67	13.00%	$ 12,814	0.67%	3.44%	0.87%	33.56%
$ 9.87	1.59%	$ 10,924	0.64%	3.38%	0.84%	54.22%
$10.05	2.92%	$ 10,625	0.65%	3.45%	0.85%	69.73%
$10.11	4.04%	$ 11,175	0.66%	3.26%	0.87%	64.55%
$10.04	1.28%	$ 15,569	0.68%	2.87%	0.97%	37.50%

$10.88	0.42%	$ 25,196	0.64%	2.83%	0.84%	4.95%
$10.99	13.70%	$ 20,704	0.65%	3.10%	0.87%	37.11%
$10.06	2.10%	$ 11,527	0.54%	3.26%	0.84%	108.13%
$10.17	3.74%	$ 8,374	0.59%	3.29%	0.89%	136.09%
$10.13	4.10%	$ 8,003	0.60%	3.13%	0.90%	219.80%
$10.04	1.60%	$ 10,084	0.58%	2.78%	1.03%	44.67%

$10.65	0.11%	$137,446	0.67%	3.12%	0.82%	10.25%
$10.87	12.63%	$130,113	0.67%	3.42%	0.82%	38.42%
$10.09	1.67%	$103,560	0.64%	3.59%	0.79%	82.02%
$10.33	3.33%	$ 96,282	0.66%	3.65%	0.81%	106.16%
$10.38	3.84%	$ 87,854	0.65%	3.70%	0.80%	94.95%
$10.46	1.80%	$ 93,418	0.68%	3.51%	0.86%	60.84%

$10.49	0.46%	$ 23,077	0.70%	3.21%	0.85%	3.90%
$10.61	13.01%	$ 17,274	0.73%	3.45%	0.88%	42.06%
$ 9.89	1.27%	$ 13,298	0.71%	3.52%	0.86%	127.76%
$10.21	3.08%	$ 12,789	0.68%	3.60%	0.85%	68.69%
$10.29	3.66%	$ 15,426	0.69%	3.58%	0.86%	80.24%
$10.47	1.62%	$ 16,468	0.71%	3.44%	0.93%	56.03%

$11.77	(0.06)%	$ 74,661	0.67%	3.07%	0.82%	3.44%
$12.07	13.39%	$ 71,599	0.67%	3.36%	0.82%	35.90%
$11.10	2.13%	$ 71,631	0.64%	3.50%	0.79%	53.28%
$11.31	3.21%	$ 68,911	0.66%	3.64%	0.81%	85.36%
$11.39	3.49%	$ 65,652	0.65%	3.80%	0.80%	76.53%
$11.49	1.66%	$ 67,579	0.68%	3.60%	0.86%	48.04%

$ 9.90	0.45%	$ 66,593	0.68%	3.62%	0.68%	1.61%
$10.05	11.41%	$ 63,599	0.68%	3.71%	0.68%	24.19%
$ 9.37	0.18%	$ 56,829	0.66%	3.66%	0.66%	39.13%
$ 9.72	3.37%	$ 52,518	0.66%	3.85%	0.66%	49.60%
$ 9.80	4.10%	$ 50,916	0.65%	4.03%	0.65%	50.14%
$ 9.86	2.22%	$ 55,662	0.68%	3.74%	0.72%	32.10%

BB&T Funds

Financial Highlights, Institutional Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income	Net realized/ unrealized gains (losses) on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
National Tax-Free Money Market Fund
Six Months Ended March 31, 2010 (Unaudited)	$ 1.00	—(c)(d)	—(d)	—(d)	—(d)	—	—(d)
Year Ended September 30, 2009	$ 1.00	0.01(c)	—(d)	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2008	$ 1.00	0.02(c)	—(d)	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2007	$ 1.00	0.03(c)	—	0.03	(0.03)	—	(0.03)
August 1, 2006 to September 30, 2006 (e)	$ 1.00	0.01	—	0.01	(0.01)	—	(0.01)
Prime Money Market Fund
Six Months Ended March 31, 2010 (Unaudited)	$ 1.00	—(c)(d)	—(d)	—(d)	—(d)	—	—(d)
Year Ended September 30, 2009	$ 1.00	0.01(c)	—(d)	0.01	(0.01)	—	(0.01)
Year Ended September 30, 2008	$ 1.00	0.03(c)	—(d)	0.03	(0.03)	—	(0.03)
Year Ended September 30, 2007	$ 1.00	0.05(c)	—	0.05	(0.05)	—	(0.05)
Year Ended September 30, 2006	$ 1.00	0.04	—(d)	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2005	$ 1.00	0.02	—(d)	0.02	(0.02)	—	(0.02)
U.S. Treasury Money Market Fund
Six Months Ended March 31, 2010 (Unaudited)	$ 1.00	—(c)(d)	—	—(d)	—(d)	—	—(d)
Year Ended September 30, 2009	$ 1.00	—(c)(d)	—	—(d)	—(d)	—	—(d)
Year Ended September 30, 2008	$ 1.00	0.02(c)	—(d)	0.02	(0.02)	—	(0.02)
Year Ended September 30, 2007	$ 1.00	0.05(c)	—	0.05	(0.05)	—	(0.05)
Year Ended September 30, 2006	$ 1.00	0.04	—	0.04	(0.04)	—	(0.04)
Year Ended September 30, 2005	$ 1.00	0.02	—	0.02	(0.02)	—	(0.02)
Capital Manager Conservative Growth Fund(f)
Six Months Ended March 31, 2010 (Unaudited)	$ 8.58	0.15(c)	0.35	0.50	(0.16)	—	(0.16)
Year Ended September 30, 2009	$ 8.50	0.30(c)	0.17	0.47	(0.25)	(0.14)	(0.39)
Year Ended September 30, 2008	$10.62	0.28(c)	(1.26)	(0.98)	(0.41)	(0.73)	(1.14)
Year Ended September 30, 2007	$10.04	0.38(c)	0.53	0.91	(0.33)	—	(0.33)
Year Ended September 30, 2006	$ 9.83	0.33(c)	0.24	0.57	(0.36)	—	(0.36)
Year Ended September 30, 2005	$ 9.36	0.26	0.46	0.72	(0.25)	—	(0.25)
Capital Manager Moderate Growth Fund(f)
Six Months Ended March 31, 2010 (Unaudited)	$ 7.83	0.11(c)	0.48	0.59	(0.12)	—	(0.12)
Year Ended September 30, 2009	$ 7.81	0.24(c)	(0.04)	0.20	(0.18)	—	(0.18)
Year Ended September 30, 2008	$10.99	0.19(c)	(1.86)	(1.67)	(0.38)	(1.13)	(1.51)
Year Ended September 30, 2007	$10.25	0.32(c)	0.88	1.20	(0.24)	(0.22)	(0.46)
Year Ended September 30, 2006	$ 9.83	0.27(c)	0.43	0.70	(0.28)	—	(0.28)
Year Ended September 30, 2005	$ 9.04	0.19(c)	0.77	0.96	(0.17)	—	(0.17)
Capital Manager Growth Fund(f)
Six Months Ended March 31, 2010 (Unaudited)	$ 7.12	0.09(c)	0.50	0.59	(0.09)	—	(0.09)
Year Ended September 30, 2009	$ 7.34	0.22(c)	(0.31)	(0.09)	(0.13)	—	(0.13)
Year Ended September 30, 2008	$11.14	0.13(c)	(2.20)	(2.07)	(0.36)	(1.37)	(1.73)
Year Ended September 30, 2007	$10.24	0.27(c)	1.08	1.35	(0.18)	(0.27)	(0.45)
Year Ended September 30, 2006	$ 9.69	0.22(c)	0.57	0.79	(0.24)	—	(0.24)
Year Ended September 30, 2005	$ 8.70	0.15(c)	0.97	1.12	(0.13)	—	(0.13)
Capital Manager Equity Fund(f)
Six Months Ended March 31, 2010 (Unaudited)	$ 6.85	0.08(c)	0.55	0.63	(0.09)	—	(0.09)
Year Ended September 30, 2009	$ 7.48	0.20(c)	(0.77)	(0.57)	(0.06)	—	(0.06)
Year Ended September 30, 2008	$12.35	0.07(c)	(2.78)	(2.71)	(0.35)	(1.81)	(2.16)
Year Ended September 30, 2007	$11.65	0.25(c)	1.42	1.67	(0.12)	(0.85)	(0.97)
Year Ended September 30, 2006	$11.02	0.20(c)	0.84	1.04	(0.22)	(0.19)	(0.41)
Year Ended September 30, 2005	$ 9.64	0.12(c)	1.34	1.46	(0.08)	—	(0.08)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	Per share net investment income (loss) has been calculated using the average daily shares method.

(d)	Amount is less than $0.005.

(e)	Period from commencement of operations.

(f)	The expense ratios exclude the impact of fees/expenses paid by each underlying fund.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data

Net Asset Value, End of Period	Total Return (a)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (b)	Ratio of net investment income to average net assets (b)	Ratio of expenses to average net assets*(b)	Portfolio turnover rate**(a)

$ 1.00	0.02%	$197,428	0.39%	0.05%	0.47%	—
$ 1.00	1.05%	$260,889	0.44%	0.97%	0.49%	—
$ 1.00	2.37%	$151,438	0.40%	2.34%	0.45%	—
$ 1.00	3.33%	$109,590	0.41%	3.28%	0.46%	—
$ 1.00	0.53%	$ 95,757	0.40%	3.14%	0.79%	—

$ 1.00	0.01%	$563,818	0.35%	0.01%	0.64%	—
$ 1.00	0.92%	$879,738	0.54%	0.87%	0.66%	—
$ 1.00	3.38%	$975,033	0.46%	3.28%	0.58%	—
$ 1.00	5.03%	$788,160	0.48%	4.92%	0.60%	—
$ 1.00	4.38%	$731,616	0.48%	4.34%	0.59%	—
$ 1.00	2.34%	$510,941	0.49%	2.31%	0.63%	—

$ 1.00	0.01%	$288,447	0.13%	0.01%	0.64%	—
$ 1.00	0.04%	$432,753	0.29%	0.04%	0.64%	—
$ 1.00	2.24%	$712,696	0.44%	2.18%	0.58%	—
$ 1.00	4.72%	$557,282	0.46%	4.62%	0.60%	—
$ 1.00	4.15%	$481,484	0.46%	4.04%	0.59%	—
$ 1.00	2.11%	$592,736	0.48%	2.02%	0.64%	—

$ 8.92	5.81%	$ 5,267	0.20%	3.46%	0.45%	9.38%
$ 8.58	6.28%	$ 5,316	0.14%	3.84%	0.39%	21.56%
$ 8.50	(10.21)%	$ 39,937	0.10%	2.97%	0.35%	39.99%
$10.62	9.16%	$ 47,520	0.10%	3.62%	0.41%	29.58%
$10.04	5.87%	$ 47,046	0.08%	3.35%	0.45%	5.69%
$ 9.83	7.70%	$ 71,796	0.20%	2.64%	0.51%	52.50%

$ 8.30	7.51%	$ 1,257	0.14%	2.87%	0.39%	11.54%
$ 7.83	2.91%	$ 1,322	0.13%	3.61%	0.38%	22.46%
$ 7.81	(17.23)%	$ 21,298	0.10%	2.07%	0.35%	63.63%
$10.99	11.80%	$ 28,961	0.11%	3.02%	0.42%	40.05%
$10.25	7.33%	$ 25,699	0.10%	2.65%	0.47%	7.33%
$ 9.83	10.69%	$ 43,353	0.23%	2.01%	0.56%	37.83%

$ 7.62	8.34%	$ 1,689	0.16%	2.45%	0.41%	12.63%
$ 7.12	(0.87)%	$ 1,650	0.14%	3.54%	0.38%	24.08%
$ 7.34	(21.54)%	$ 17,836	0.10%	1.48%	0.35%	77.54%
$11.14	13.45%	$ 24,259	0.11%	2.50%	0.43%	44.48%
$10.24	8.22%	$ 20,243	0.11%	2.24%	0.48%	6.26%
$ 9.69	12.89%	$ 37,546	0.23%	1.60%	0.57%	26.22%

$ 7.39	9.24%	$ 107	0.25%	2.15%	0.50%	18.35%
$ 6.85	(7.33)%	$ 693	0.17%	3.41%	0.42%	20.24%
$ 7.48	(26.02)%	$ 14,000	0.13%	0.70%	0.38%	67.40%
$12.35	14.98%	$ 20,832	0.12%	2.12%	0.43%	48.80%
$11.65	9.66%	$ 14,837	0.11%	1.75%	0.47%	1.48%
$11.02	15.23%	$ 25,802	0.22%	1.10%	0.58%	2.14%

BB&T Funds

Financial Highlights, Class R Shares

Selected data for a share of beneficial interest outstanding throughout the periods indicated.

		Investment Activities			Distributions
	Net Asset Value, Beginning of Period	Net investment income(a)	Net realized/ unrealized gains on investments	Total from Investment Activities	Net investment income	Net realized gains on investments	Total Distributions
Mid Cap Value Fund
February 1, 2010 to March 31, 2010 (Unaudited)(d)	$11.11	0.01	1.03	1.04	—	—	—
Sterling Capital Small Cap Value Fund
February 1, 2010 to March 31, 2010 (Unaudited)(d)	$10.55	0.01	0.92	0.93	—	—	—
Special Opportunities Equity Fund
February 1, 2010 to March 31, 2010 (Unaudited)(d)	$15.32	—(f)	1.38	1.38	—	—	—
Equity Income Fund
February 1, 2010 to March 31, 2010 (Unaudited)(d)	$11.94	0.04	0.86	0.90	(0.05)	—	(0.05)
Total Return Bond Fund
February 1, 2010 to March 31, 2010 (Unaudited)(d)	$10.87	0.07	0.01	0.08	(0.07)	—	(0.07)

*	During the period certain fees were reduced. If such reductions had not occurred, the ratios would have been as indicated.

**	Portfolio turnover rate is calculated on the basis of the Fund as a whole without distinguishing between classes of shares issued.

(a)	Per share net investment income (loss) has been calculated using the average daily shares method.

(b)	Not annualized for periods less than one year.

(c)	Annualized for periods less than one year.

(d)	Period from commencement of operations.

(e)	Net Assets are below $1,000.

(f)	Amount is less than $0.005.

See accompanying notes to the financial statements.

		Ratios/Supplementary Data
Net Asset Value, End of Period	Total Return (excludes sales charge) (b)	Net Assets, End of Period (000)	Ratio of net expenses to average net assets (c)	Ratio of net investment income to average net assets (c)	Ratio of expenses to average net assets*(c)	Portfolio turnover rate**(b)

$12.15	9.54%	$—(e)	1.43%	0.60%	1.85%	28.08%

$11.48	9.20%	$—(e)	1.64%	(0.79)%	3.16%	58.50%

$16.70	9.14%	$—(e)	1.50%	0.12%	1.50%	11.87%

$12.79	7.26%	$—(e)	1.40%	2.06%	1.40%	8.25%

$10.88	0.77%	$ 5	1.20%	3.79%	1.34%	63.79%

BB&T Funds

Notes to Financial Statements (Unaudited)

March 31, 2010

1.	Organization:

BB&T Funds (the “Trust”) commenced operations on October 5, 1992 and is registered under the Investment Company Act of 1940, as amended (“the 1940 Act”), as an open-end investment company established as a Massachusetts business trust.

As of the date of these financial statements, the Trust offers shares of the Select Equity Fund (formerly, the Large Cap Fund until February 1, 2010), the Mid Cap Value Fund, the Sterling Capital Small Cap Value Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund, the Short U.S. Government Fund, the Intermediate U.S. Government Fund, the Total Return Bond Fund, the Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia Intermediate Tax-Free Fund, the West Virginia Intermediate Tax-Free Fund, the Equity Index Fund, the National Tax-Free Money Market Fund, the Prime Money Market Fund, the U.S. Treasury Money Market Fund, the Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund (referred to individually as a “Fund” and collectively, the “Funds”). The Equity Index Fund is not included in these financial statements. The Kentucky Intermediate Tax-Free Fund, the Maryland Intermediate Tax-Free Fund, the North Carolina Intermediate Tax-Free Fund, the South Carolina Intermediate Tax-Free Fund, the Virginia Intermediate Tax-Free Fund and the West Virginia Intermediate Tax-Free Fund are referred to as the “Tax-Free Funds”. The National Tax-Free Money Market Fund, the Prime Money Market Fund and the U.S. Treasury Money Market Fund are referred to as the “Money Market Funds”. The Capital Manager Conservative Growth Fund, the Capital Manager Moderate Growth Fund, the Capital Manager Growth Fund and the Capital Manager Equity Fund are referred to as the “Funds of Funds”. The Funds, excluding the Money Market Funds and the Funds of Funds, are referred to as the “Variable Net Asset Value Funds”. The Funds of Funds invest in underlying mutual funds as opposed to individual securities.

All Funds except the Tax-Free Funds are “diversified” funds, as defined in the 1940 Act. The Tax-Free Funds are non-diversified funds, which means they may invest in the securities of a limited number of issuers.

The Funds are authorized to issue an unlimited amount of shares. As of March 31, 2010, the Funds discussed herein offered up to five classes of shares: Class A Shares, Class B Shares, Class C Shares, Class R Shares and Institutional Shares (Sterling Capital Small Cap Value Fund Institutional Shares were formerly known as Sterling Shares until February 1, 2010). As of June 1, 2009, Class B Shares of the Funds were closed to new accounts and additional purchases by existing shareholders. As of February 1, 2010, the Mid Cap Value Fund, the Sterling Capital Small Cap Value Fund, the Special Opportunities Equity Fund, the Equity Income Fund and the Total Return Bond Fund offered Class R Shares. Class B Shares and Class C Shares of the Short U.S. Government Fund, the National Tax-Free Money Market Fund and the Tax-Free Funds are not being offered. Class A Shares of the Variable Net Asset Value Funds and Funds of Funds, excluding the Short U.S. Government Fund, have a maximum sales charge of 5.75% as a percentage of original purchase price. The Class A Shares of the Tax-Free Funds and the Short U.S. Government Fund have a maximum sales charge of 3.00% as a percentage of the original purchase price. Purchases of $1 million or more of Class A Shares are not subject to a front-end sales charge but will be subject to a Contingent Deferred Sales Charge (“CDSC”) of 1.00% of the purchase price if redeemed within two years after purchase. This charge is based on the lower of the price paid for the shares or their net asset value at the time of redemption. In addition, a CDSC of up to 1.00% of the purchase price of Class A Shares will be charged to the following shareholders who received a sales charge waiver and then redeem their shares within two years after purchase: (i) employees of the Trust, BB&T Corporation and its affiliates, and (ii) shareholders who purchased shares with proceeds from redemptions from another mutual fund complex within 60 days of redemption if a sales charge was paid on such shares. This charge is based on the lower of the price paid for the shares or their net asset value at the time of redemption. The Class B Shares of the Funds will be subject to a CDSC ranging from a maximum of 5.00% if redeemed less than one year after purchase to 0.00% if redeemed more than six years after purchase. The Class C Shares of the Funds are offered without any front-end sales charge but will be subject to a maximum CDSC of 1.00% if redeemed less than one year after purchase.

Each class of shares has identical rights and privileges except with respect to the fees paid under the distribution plan, voting rights on matters affecting a single class of shares and the exchange privilege of each class of shares.

Under the Trust’s organizational documents, its Officers and Trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust. In addition, in the normal course of business, the Funds may enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds. However, based on experience, the Funds expect that risk of loss to be remote.

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2010

2.	Fund Reorganizations:

On November 17, 2009, the Board of Trustees of the Trust (the “Board”) approved an Agreement and Plan of Reorganization which provided for the transfer of all of the assets and the assumption of the liabilities of the Mid Cap Growth Fund and the Small Cap Fund for shares of the Mid Cap Value Fund and the Sterling Capital Small Cap Value Fund, respectively. The purpose of the transactions were to enhance investment management efficiencies, offer greater market leverage and market presence, economies of scale and greater opportunities for asset growth. Shareholders approved the plan at a meeting on January 26, 2010 and the reorganization took place on February 1, 2010. The acquisitions were accomplished by tax-free exchanges of shares on February 1, 2010. For financial reporting purposes, assets received and shares issued by the Mid Cap Value Fund and the Sterling Capital Small Cap Value Fund were recorded at fair value; however, the cost basis of the investments received from the Mid Cap Growth Fund and the Small Cap Fund was carried forward to align ongoing reporting of the Mid Cap Value Fund and the Sterling Capital Small Cap Value Fund’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Acquired Fund	Class	Shares Redeemed	Acquiring Fund	Class	Shares Issued	Value	Conversion Ratio

Mid Cap Growth Fund	A	740,972	Mid Cap Value Fund	A	533,366	$5,898,265	0.7198
	B	172,106		B	119,580	1,265,846	0.6948
	C	9,860		C	6,874	72,648	0.6972
	Institutional	8,122,185		Institutional	6,253,352	69,504,565	0.7699
Small Cap Fund	A	529,861	Sterling Capital Small Cap Value Fund	A	457,112	$4,823,599	0.8627
	B	120,569		B	98,525	1,039,671	0.8172
	C	2,006		C	1,636	17,265	0.8155
	Institutional	2,464,273		Institutional	2,156,153	22,752,363	0.8750

The net assets and net unrealized appreciation (depreciation) immediately before the acquisitions were as follows:

Acquired Fund	Net Assets	Unrealized Appreciation	Acquiring Fund	Net Assets

Mid Cap Growth Fund	$76,741,323	$2,667,613	Mid Cap Value Fund	$223,679,726

Small Cap Fund	$28,632,898	$1,063,366	Sterling Capital Small Cap Value Fund	$31,378,798

Assuming the acquisition had been completed on October 1, 2009, the Mid Cap Value Fund and the Sterling Capital Small Cap Value Fund results of operations for the period ended March 31, 2010 are as follows:

Mid Cap Value Fund
Net investment income	$348,817
Net gain on investments	20,252,595

Net increase in assets from operations	$20,601,412

Sterling Capital Small Cap Value Fund
Net investment loss	$(16,129)
Net gain on investments	5,722,672

Net increase in assets from operations	$5,706,543

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2010

Because the Mid Cap Growth Fund, the Small Cap Fund, the Mid Cap Value Fund and the Sterling Capital Small Cap Value Fund sold and redeemed shares throughout the period, it is not practicable to provide pro-forma information on a per-share basis.

3.	Significant Accounting Policies:

The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the reporting period. Actual results could differ from those estimates.

Securities Valuation — Investments of the Money Market Funds are valued in accordance with Rule 2a-7 of the 1940 Act at amortized cost, which approximates fair value. Under the amortized cost method, discount or premium is amortized on a constant basis to the maturity of the security.

Investments in common stocks, commercial paper, corporate bonds, municipal securities, U.S. Government securities, U.S. Government agency securities, futures and options held by the Variable Net Asset Value Funds, the principal market for which is a securities exchange or an over-the-counter market, are valued at their latest available sale price (except for those securities that are traded on NASDAQ, which will be valued at the NASDAQ official closing price) or in the absence of such a price, by reference to the latest available bid price in the principal market in which such securities are normally traded. The Variable Net Asset Value Funds may also use an independent pricing service approved by the Board to value certain securities, including through the use of electronic and matrix techniques. Short-term obligations without significant credit risk that mature in 60 days or less are valued at either amortized cost or original cost plus interest, which approximates current value. Investments in open-end investment companies, including underlying Funds invested in by the Funds of Funds, are valued at their respective net asset values as reported by such companies. Investments in closed-end investment companies are valued at their market values based upon the latest available sale price or, absent such a price, by reference to the latest available bid prices in the principal market in which such securities are normally traded. The differences between cost and fair value of investments are reflected as either unrealized appreciation or depreciation. Securities for which market quotations are not readily available or deemed unreliable (e.g., an approved pricing service does not provide a price, a furnished price is in error, certain stale prices, or an event occurs that materially affects the furnished price) will be valued by the Pricing Committee at fair value determined in good faith under the general supervision of the Board. The following Funds had securities valued by the Pricing Committee as of March 31, 2010:

	Fair Value	Percentage of Net Assets
Total Return Bond Fund	$10,116,500	2.60%

Recent Accounting Standard — In January 2010, the Financial Accounting Standards Board issued Accounting Standards Update (“ASU”) No. 2010-06 “Improving Disclosures about Fair Value Measurements”. ASU 2010-06 clarifies existing disclosure and requires additional disclosures regarding fair value measurements. Effective for fiscal years and interim periods beginning after December 15, 2009, entities will be required to disclose significant transfers into and out of Level 1 and 2 measurements in the fair value hierarchy and the reasons for those transfers. Effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years, entities will need to disclose information about purchases, sales, issuances and settlements of Level 3 securities on a gross basis, rather than as a net number as currently required. Management is currently evaluating the impact ASU No. 2010-06 will have on its financial statement disclosures.

Fair value pricing may be used if events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the International Equity Fund’s net asset value is calculated; such securities may be valued at fair value in accordance with procedures adopted by the Board. Management identifies possible fluctuation in international securities by monitoring the increase or decrease in the value of a designated benchmark index. In the event of an increase or decrease greater than predetermined levels, the International Equity Fund may use a systematic valuation model provided by an independent third party to fair value their international equity securities.

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2009

Fair Value Measurements — The objective of a fair value measurement is to determine the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price). Accordingly, the fair value hierarchy gives the highest priority to quoted prices (unadjusted) in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The three levels of the fair value hierarchy are described below:

• Level 1 – quoted prices in active markets for identical securities

• Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The summary of inputs used to determine the fair valuation of each Fund’s investments as of March 31, 2010 is as follows:

Assets: Investments in Securities	Level 1– Quoted Prices		Level 2– Other Significant Observable Inputs		Level 3– Significant Unobservable Inputs	Total
Select Equity Fund	$226,842,427	(a)	$2,198,862	(b)	$—	$229,041,289
Mid Cap Value Fund	315,815,667	(a)	5,591,491	(b)	—	321,407,158
Sterling Capital Small Cap Value Fund	66,512,060	(a)	843,613	(b)	—	67,355,673
International Equity Fund	88,774,750	(a)	2,438,771	(a)(b)	—	91,213,521
Special Opportunities Equity Fund	569,791,198	(a)	4,867,294	(b)	—	574,658,492
Equity Income Fund	422,317,704	(a)	25,987,959	(b)	—	448,305,663
Short U.S. Government Fund	1,316,874	(c)	80,547,778	(a)	—	81,864,652
Intermediate U.S. Government Fund	14,721,956	(c)	214,092,940	(a)	—	228,814,896
Kentucky Intermediate Tax-Free Fund	1,367,993	(c)	21,522,705	(a)	—	22,890,698
Maryland Intermediate Tax-Free Fund	2,293,508	(c)	32,533,643	(a)	—	34,827,151
North Carolina Intermediate Tax-Free Fund	3,817,579	(c)	167,117,332	(a)	—	170,934,911
South Carolina Intermediate Tax-Free Fund	1,229,441	(c)	34,300,308	(a)	—	35,529,749
Virginia Intermediate Tax-Free Fund	2,442,187	(c)	97,873,542	(a)	—	100,315,729
West Virginia Intermediate Tax-Free Fund	1,796,541	(c)	86,499,778	(a)	—	88,296,319
National Tax-Free Money Market Fund	294	(c)	197,652,435	(a)	—	197,652,729
Prime Money Market Fund	—		763,995,347	(a)	—	763,995,347
U.S. Treasury Money Market Fund	—		435,796,475	(a)	—	435,796,475
Capital Manager Conservative Growth Fund	14,959,020	(a)	—		—	14,959,020
Capital Manager Moderate Growth Fund	38,759,281	(a)	—		—	38,759,281
Capital Manager Growth Fund	29,138,525	(a)	—		—	29,138,525
Capital Manager Equity Fund	9,081,420	(a)	—		—	9,081,420

Other Financial Instruments- Foreign Currency Exchange Contracts
International Equity Fund	$—		$96,117		$—	$96,117

Liabilities: Other Financial Instruments- Written Options
Special Opportunities Equity Fund	$718,960		$—		$—	$718,960
Equity Income Fund	374,060		—		—	374,060

Foreign Currency Exchange Contracts
International Equity Fund	$—		$55,274		$—	$55,274

Futures Contracts
International Equity Fund	$14,536		$—		$—	$14,536

(a)	Industries, countries or security types as disclosed in the Schedules of Portfolio Investments.
(b)	Represents securities held as collateral for securities on loan.
(c)	Represents investment companies.

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2010

Total Return Bond Fund

Assets: Investments in Securities	Level 1- Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Asset Backed Securities	$—	$9,559,285	$—	$9,559,285
Collateralized Mortgages Obligations	—	48,292,037	—	48,292,037
Commercial Mortgage-Backed Securities	—	46,983,951	—	46,983,951
Corporate Bonds	—	158,094,057	—	158,094,057
Mortgage-Backed Securities	—	81,807,754	—	81,807,754
Municipal Bonds	—	18,371,399	10,116,500	28,487,899
U.S. Government Agencies	—	6,070,733	—	6,070,733
U.S. Treasury Notes	—	7,058,395	—	7,058,395
Foreign Government Bonds	—	5,651,460	—	5,651,460
Investment Company	23,392,448	—	—	23,392,448
Securities Held as Collateral for Securities on Loan	—	1,360,436	—	1,360,436

Total	$23,392,448	$383,249,507	$10,116,500	$416,758,455

The following is a reconciliation of Level 3 investments for which significant unobservable inputs were used to determine fair value:

Total Return Bond Fund
Municipal Bonds
Balance as of 10/01/09 (market value)	$10,116,500
Change in unrealized appreciation/(depreciation)	—

Balance as of 03/31/10 (market value)	$10,116,500

Foreign Currency Translation — The accounting records of the International Equity Fund are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the latest foreign exchange bid quotation (from an approved pricing vendor) to determine the fair value of investments, assets and liabilities. Purchases and sales of securities, income and expenses are translated at the prevailing rate of exchange, on the respective dates of such transactions. The International Equity Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments and foreign currencies.

Risks Associated with Foreign Securities and Currencies — Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is the possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments which could adversely affect investments in those countries. Certain foreign investments may also be subject to foreign withholding taxes.

Foreign Currency Exchange Contracts — The International Equity Fund may enter into foreign currency exchange contracts (foreign currency exchange risk) in connection with planned purchases or sales of securities or to hedge the U.S. dollar value of Fund securities denominated in a particular currency. A foreign currency exchange contract is an agreement between two parties to buy and sell a currency at a set exchange rate on a future date. The Fund could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts and from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. In the event of default by the counterparty to the transaction, the Fund’s maximum amount of loss, as either the buyer or seller, is the unrealized gain of the contract. The forward foreign currency exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized gains or losses until the contract settlement date. When the contract is closed, the Fund records a realized gain (loss) equal to the difference between the value at the time it was opened and the value at the time it was closed.

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2010

During the period, the International Equity Fund utilized forward foreign currency contracts to hedge the Fund’s portfolio against currency risk. The Fund also utilized forward foreign currency contracts to reduce or eliminate an underweighted position in a currency relative to its benchmark. Additionally, the Fund hedged some of its currency exposure to the Czech Koruna and the Euro by selling these currencies forward versus the U.S. dollar, using 3-month forward currency contracts. At the same time, during the period, the Fund moved closer to the benchmark weight assigned to each country through the use of forward currency transactions (buy the foreign currency, sell the U.S. dollar).

For open foreign currency exchange contracts as of March 31, 2010, see the Schedules of Portfolio Investments.

Financial Futures Contracts — The Variable Net Asset Value Funds may invest in financial futures contracts and options on financial futures contracts to gain exposure to, or economically hedge against, changes in the value of equity securities (equity risk), interest rates (interest rate risk), or foreign currencies (foreign currency exchange rate risk). Upon entering into a financial futures contract, the Fund is required to pledge to the broker an amount of cash and/or other assets equal to a certain percentage of the contract amount (initial margin deposit). Subsequent payments, known as “variation margin,” are made or received by the Fund each day, depending on the daily fluctuations in the fair value of the underlying security. The Fund recognizes a gain or loss equal to the daily variation margin. Should market conditions move unexpectedly, the Fund may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts and the underlying hedged assets. Exchange traded financial futures contracts involve minimal counterparty risk since financial futures contracts are guaranteed against default by the exchange on which they trade. For open financial futures contracts as of March 31, 2010, see the Schedules of Portfolio Investments. The International Equity Fund used futures contracts to gain broad equity market exposure to Europe. The Total Return Bond Fund did not purchase any futures contracts during the period ended March 31, 2010.

Options Contracts — The Select Equity Fund, the Mid Cap Value Fund, the Sterling Capital Small Cap Value Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund and the Funds of Funds may write (sell) “covered” call options and purchase options to close out options previously written by it. The Tax-Free Funds and the National Tax-Free Money Market Fund may acquire put options with respect to tax-exempt obligations held in their portfolios. The Select Equity Fund, the Mid Cap Value Fund, the Sterling Capital Small Cap Value Fund, the International Equity Fund, the Special Opportunities Equity Fund, and the Equity Income Fund may buy put options for the purpose of hedging, or, with respect to the International Equity Fund, cross-hedging. The International Equity Fund may not write or sell unsecured put options, except for transactions in options on securities, securities indices, futures contracts, and options on futures contracts. These transactions may be entered into to hedge against changes in interest rates (interest rate risk), security prices (equity risk), currency fluctuations (foreign currency exchange rate risk), and other market developments, or for the purposes of earning additional income (i.e., speculation).

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Funds bear the risk of loss of the premium and change in value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as other securities owned. The cost of securities acquired through the exercise of call options is increased by the premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2010

In writing an option, the Funds contract with a specified counterparty to purchase (put option written) or sell (call option written) a specified quantity (notional amount) of an underlying asset at a specified price during a specified period upon demand of the counterparty. The risk associated with writing an option is that the Funds bear the market risk of an unfavorable change in the price of an underlying asset and may be required to buy or sell an underlying asset under the contractual terms of the option at a price different from the current value. The Funds may execute transactions in both listed and over-the-counter options. When purchasing over-the-counter options, the Fund bears the risk of economic loss from counterparty default, equal to the market value of the option. Listed options involve minimal counterparty risk since the listed options are guaranteed against default by the exchange on which they trade. Transactions in over-the-counter options may expose the Funds to the risk of default by the counterparty to the transaction. In the event of default by the counterparty to the over-the-counter transaction, the Funds maximum amount of loss is the premium paid (as the purchaser) or the unrealized loss of the contract (as the writer). The Special Opportunities Equity and Equity Income Funds invested in written options to economically hedge the downside exposure by collecting a premium when sold against the equity holding. Details of written option activity for the period ended March 31, 2010 are as follows:

	Special Opportunities Equity Fund		Equity Income Fund
Covered Call Options	Number of Contracts	Premiums Received	Number of Contracts	Premiums Received
Balance at beginning of period	26,549	$3,691,935	12,172	$832,684
Options written	19,760	2,065,321	10,551	866,660
Options closed	(6,960)	(956,632)	(8,551)	(623,754)
Options expired	(18,168)	(1,625,234)	(6,635)	(437,964)
Options exercised	(13,735)	(2,143,451)	(3,048)	(203,578)

Balance at end of period	7,446	$1,031,939	4,489	$434,048

The following is a summary of written call options outstanding as of March 31, 2010:

	Number of Contracts	Value
Special Opportunities Equity Fund
Akamai Technologies, Inc., $31.00, 5/22/10	2,000	$(400,000)
Allscripts-Misys Healthcare Solutions, Inc., $20.00, 4/17/10	2,600	(104,000)
Apache Corp., $110.00, 7/17/10	646	(167,960)
Apache Corp., $115.00, 7/17/10	200	(29,000)
Halliburton Co., $34.00, 4/17/10	1,000	(5,000)
UnitedHealth Group, Inc., $35.00, 4/17/10	1,000	(13,000)

	7,446	$(718,960)

Equity Income Fund
Intel Corp., $20.00, 4/17/10	875	$(203,000)
Intel Corp., $23.00, 7/17/10	500	(92,560)
Intel Corp., $24.00, 7/17/10	500	(12,000)
Family Dollar Stores, Inc., $40.00, 5/22/10	300	(41,500)
Taiwan Semiconductor Manufacturing Co., Ltd., ADR, $10.00, 4/17/10	2,314	(25,000)

	4,489	$(374,060)

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2010

The following is a summary of the location of the derivative instruments held by the Funds on the Statements of Assets and Liabilities and the category of primary risk exposure as of March 31, 2010:

Fair Values of Derivative Instruments as of March 31, 2010
Assets	Statements of Assets and Liabilities Location	International Equity Fund	Special Opportunities Equity Fund	Equity Income Fund
Foreign currency exchange contracts	Unrealized appreciation on foreign currency exchange contracts	$96,117	—	—
Equity contracts	Unrealized appreciation on futures contracts*	$14,536	—	—

Liabilities
Foreign currency exchange contracts	Unrealized depreciation on foreign currency exchange contracts	$55,274	—	—
Equity contracts	Call options written	—	$718,960	$374,060

*  Includes cumulative appreciation/depreciation of futures contracts as reported in the Schedules of Portfolio Investments. Only current day’s variation margin is reported within the Statements of Assets and Liabilities.

The effect of derivative instruments on the Statements of Operations for the six months ended March 31, 2010:

Net Realized Gain (Loss) from:

	International Equity Fund	Special Opportunities Equity Fund	Equity Income Fund	Total Return Bond Fund
Foreign currency transactions	$165,395	—	—	—
Equity Contracts:
Futures contracts	100,888	—	—	—
Written options	—	$2,012,471	$581,016	—
Interest Rate Contracts:
Futures contracts	—	—	—	$(233,541)

Net Change in Unrealized Appreciation/Depreciation on:

	International Equity Fund	Special Opportunities Equity Fund	Equity Income Fund	Total Return Bond Fund
Foreign currency transactions	$141,801	—	—	—
Equity Contracts:
Futures contracts	14,536	—	—	—
Written options	—	$1,417,976	$10,234	—
Interest Rate Contracts:
Futures contracts	—	—	—	$69,958

For the period ended March 31, 2010, the average quarterly balance of outstanding derivative financial instruments was as follow:

	International Equity Fund	Special Opportunities Equity Fund	Equity Income Fund

Foreign currency exchange contracts:
Average number of contracts - US dollars sold	4	—	—
Average US dollar amounts sold	$4,232,333	—	—

Financial futures contracts:
Average number of contracts purchased	17	—	—
Average notional value of contracts purchased	$7,268	—	—

Options Written:
Average number of contracts	—	11,834	7,972
Average Premiums	$—	$1,404,066	$676,860

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2010

Securities Transactions and Related Income — During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on trade date of the last business day of the reporting period. Interest income is recognized on the accrual basis and includes, where applicable, the amortization/accretion of premium or discount. Dividend income is recorded on the ex-dividend date. Gains or losses realized from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

When-Issued and Forward Commitments — The Funds, with the exception of the U.S. Treasury Money Market Fund, may purchase securities on a “when-issued” basis. The Select Equity Fund, the Mid Cap Value Fund, the Sterling Capital Small Cap Value Fund, the International Equity Fund, the Special Opportunities Equity Fund, the Equity Income Fund, the National Tax-Free Money Market Fund, and the Prime Money Market Fund may also purchase or sell securities on a forward commitment basis. The Funds record when-issued securities on the trade date and pledge assets with a value at least equal to the purchase commitment for payment of the securities purchased. The value of the securities underlying when-issued or forward commitments to purchase securities, and any subsequent fluctuation in their value, is taken into account when determining the net asset value of the Funds commencing with the date the Funds agree to purchase the securities. The Funds do not accrue interest or dividends on “when-issued” securities until the underlying securities are received.

Repurchase Agreements and Collateralized Loan Agreements — The Funds may enter into agreements with member banks of the Federal Deposit Insurance Corporation and with registered broker/dealers that BB&T Asset Management, Inc. (“BB&T AM”) or a sub-advisor deems creditworthy under guidelines approved by the Board, subject to the seller’s agreement to repurchase such securities at a mutually agreed-upon date and price. The repurchase price generally equals the price paid by the Fund plus interest negotiated on the basis of current short-term rates, which may be more or less than the rate on the underlying Fund securities. The seller, under these types of agreements, is required to maintain the value of collateral held pursuant to the agreement at not less than the repurchase price (including accrued interest). Securities subject to repurchase are held by the Funds’ custodian, or another qualified custodian, or in the Federal Reserve/Treasury book-entry system. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. There is potential for loss to the Fund in the event the Fund is delayed or prevented from exercising its rights to dispose of the collateral securities, including the risk of a possible decline in the fair value of the underlying securities during the period while the Fund seeks to assert its rights.

Mortgage Dollar Rolls — The Variable Net Asset Value Funds and the Tax-Free Money Market Fund may sell mortgage-backed securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date at an agreed-upon price. The market value of the securities that the Fund is required to purchase may decline below the agreed upon repurchase price of those securities. Pools of mortgages collateralizing those securities may have different prepayment histories than those sold. During the period between the sale and repurchase, the Fund will not be entitled to receive interest and principal payments on the securities sold. Proceeds of the sale will be invested in additional instruments for the Fund, and the income from these investments will generate income for the Fund. If such income does not exceed the income, capital appreciation and gain or loss that would have been realized on the securities sold as part of the dollar roll, the use of this technique will diminish the investment performance of the Fund compared with what the performance would have been without the use of dollar rolls. The Funds account for mortgage dollar roll transactions as purchases and sales.

Security Loans — The Funds may loan securities secured by collateral in the form of securities issued or guaranteed by the U.S. Government or its agencies on instrumentalities, irrevocable letters of credit, U.S. dollar cash or other forms of collateral as may be agreed to between the Trust and BNY Mellon Bank, N.A., the lending agent (“BNY Mellon”). A Fund may receive compensation for lending securities in the form of fees payable by the borrower or by retaining a portion of the income and earnings from the investment and reinvestment of cash collateral received and held on behalf of the Fund (after payment of a “broker rebate fee” to the borrower). In extremely low interest rate environments, the broker rebate fee may exceed the interest earned on the cash collateral which would result in a loss to the Fund. A Fund also continues to receive interest or dividends on the securities loaned. Although security loans are secured at all times by collateral, the loans may not be fully supported if, for example, the instruments in which cash collateral is invested decline in value or the borrower fails to provide additional collateral when required in a timely manner or at all. Concurrently with the delivery of the Fund’s securities to a borrower, BNY Mellon is required to obtain from the borrower collateral

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2010

equal to at least 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities, and at least 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. If at the close of trading on any business day the market value of the collateral is less than 100% of the market value of such loaned securities as of such business day, the borrower is required to deliver additional collateral which will cause the total collateral to be equal to not less than 102% of the market value of the securities loaned plus accrued interest in the case of U.S. securities and 105% of the market value of the securities loaned plus accrued interest in the case of foreign securities. A Fund bears all of the gains and losses on such investments. Cash collateral received by a Fund at March 31, 2010 was invested in the BNY Institutional Cash Reserve Fund (“ICRF”) Series A and B, an unregistered investment pool managed by BNY Mellon, which was invested in repurchase agreements and Lehman Brothers.

The net asset value of a Fund will be affected by an increase or decrease in the value of the securities loaned and by an increase or decrease in the value of the ICRF or any other investment vehicle in which cash collateral may be invested. At March 31, 2010, the ICRF held investments in Lehman Brothers (Series B) which was in default. The default resulted in the value of the ICRF being less than the amount of collateral owed back to the borrowing brokers. The difference between the value of the collateral investments in the ICRF and what is owed to the borrowing brokers negatively impacted the NAV’s of certain Funds at March 31, 2010 by the following amounts per share:

NAV Impact
Select Equity Fund	$0.02
Mid Cap Value Fund	0.04
Sterling Capital Small Cap Value Fund	0.03
Special Opportunities Equity Fund	0.03
Equity Income Fund	0.01
Short U.S. Government Fund	0.01
Total Return Bond Fund	0.01

There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially. Another risk from securities lending is that the borrower may not provide additional collateral when required or return the securities when due or when called for by the Fund. The Funds are indemnified from losses resulting from brokers failing to return securities. As the securities lending agent for the Funds, BNY Mellon receives for its services 20% of the revenues earned on the securities lending activities and incurs all expenses. The securities lending agent may make payments to borrowers and placing brokers, who may not be affiliated, directly or indirectly, with the Trust, the advisor or the distributor. In connection with lending securities, a Fund may pay reasonable administrative and custodial fees. The value of the securities on loan and the liability to return the related collateral at March 31, 2010, are shown on the Statements of Assets and Liabilities. As of March 31, 2010, the following Funds had loans outstanding:

	Value of Loaned Securities	Cost of Cash Collateral	Value of Cash Collateral	Average Value on Loan for the Six Months Ended March 31, 2010
Select Equity Fund	$2,470,860	$2,504,250	$2,198,862	$ 1,536,887
Mid Cap Value Fund	6,408,938	6,548,190	5,591,491	6,108,696
Sterling Capital Small Cap Value Fund	1,032,232	1,044,165	843,613	696,937
International Equity Fund	2,214,689	2,314,925	2,299,726	1,905,630
Special Opportunities Equity Fund	5,277,982	5,464,309	4,867,294	3,128,157
Equity Income Fund	25,876,968	26,375,083	25,987,959	14,288,749
Short U.S. Government Fund	1,036,559	1,070,000	990,992	1,557,016
Intermediate U.S. Government Fund	5,752,732	5,953,750	5,869,941	4,465,470
Total Return Bond Fund	1,769,250	1,819,800	1,360,436	607,193

Expenses and Allocation Methodology — Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds daily in relation to the net assets of each Fund or on another reasonable basis. Each class of shares bears its pro-rata portion of expenses attributable to its series, except that each class separately bears expenses related specifically to that class, such as distribution fees. Expenses that are attributable to both the Trust and the BB&T Variable Insurance Funds are allocated across the Funds and BB&T

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2010

Variable Insurance Funds, based upon relative net assets or on another reasonable basis. Income and realized and unrealized gains or losses on investments are allocated to each class of shares based on its relative net assets or another appropriate basis.

Distributions to Shareholders — Dividends from net investment income are declared daily and paid monthly for the Short U.S. Government Fund, the Intermediate U.S. Government Fund, the Total Return Bond Fund, the Tax-Free Funds and the Money Market Funds. Dividends from net investment income are declared and paid quarterly for the Select Equity Fund, the Mid Cap Value Fund, the Sterling Capital Small Cap Value Fund, the Special Opportunities Equity Fund, the Equity Income Fund and the Funds of Funds if the annualized yield of the distribution exceeds an amount determined annually by the Board. Dividends from net investment income are declared and paid annually for the International Equity Fund. Distributable net realized gains, if any, are declared and distributed at least annually. Distributions to shareholders which exceed net investment income and net realized gains for tax purposes are reported as distributions of capital.

The character of income and gains distributed are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (e.g., reclass of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. These reclassifications have no effect on net assets or net asset values per share.

Credit Enhancements — Certain obligations held in the Funds have credit enhancement or liquidity features that may, under certain circumstances, provide for repayment of principal and interest on the obligation upon demand date, interest rate reset date or final maturity. These enhancements may include: letters of credit; liquidity guarantees; security purchase agreements; tender option purchase agreements; and third party insurance (i.e., AMBAC).

Federal Income Taxes — It is the policy of the Funds to continue to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code of 1986, as amended (the “Code”), and to make distributions of net investment income and net realized capital gains sufficient to relieve it from all, or substantially all, federal income taxes. Accordingly, no provision for federal income tax is required.

In addition to the requirements of the Code, the International Equity Fund may be subject to short-term capital gains tax in India on gains realized upon disposition of Indian securities held less than one year. The tax is computed on net realized gains; any realized losses in excess of gains may be carried forward for a period of up to eight years to offset future gains. Any net taxes payable must be remitted to the Indian government prior to repatriation of sales proceeds. The International Equity Fund may accrue a deferred tax liability for net unrealized short-term gains in excess of available carryforwards on Indian securities. This accrual may reduce the International Equity Fund’s net asset value. As of March 31, 2010, the International Equity Fund has no recorded payable as an estimate for potential future India capital gains taxes.

4.	Purchases and Sales of Securities:

Purchases and sales of securities (excluding U.S. Government securities and securities maturing less than one year from acquisition) for the period ended March 31, 2010 were as follows:

	Purchases	Sales
Select Equity Fund	$171,759,297	$173,360,338
Mid Cap Value Fund	66,650,224	81,681,313
Sterling Capital Small Cap Value Fund	29,652,763	23,729,935
International Equity Fund	55,624,074	57,939,244
Special Opportunities Equity Fund	85,185,656	53,841,247
Equity Income Fund	48,654,002	27,378,684
Short U.S. Government Fund	8,656,969	1,556,065
Intermediate U.S. Government Fund	7,005,700	2,000,000
Total Return Bond Fund	132,027,593	73,353,600
Kentucky Intermediate Tax-Free Fund	5,892,341	2,788,276
Maryland Intermediate Tax-Free Fund	7,457,072	1,506,347
North Carolina Intermediate Tax-Free Fund	34,319,763	16,276,387
South Carolina Intermediate Tax-Free Fund	8,437,338	1,176,020

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2010

	Purchases	Sales
Virginia Intermediate Tax-Free Fund	$13,435,510	$3,195,180
West Virginia Intermediate Tax-Free Fund	7,814,775	1,346,189
Capital Manager Conservative Growth Fund	1,325,855	1,376,827
Capital Manager Moderate Growth Fund	4,235,480	4,691,538
Capital Manager Growth Fund	3,470,126	4,424,074
Capital Manager Equity Fund	1,599,847	2,930,266

Purchases and sales of U.S. Government Securities (excluding securities maturing less than one year from acquisition) for the period ended March 31, 2010 were as follows:

	Purchases	Sales
Short U.S. Government Fund	$22,945,224	$7,128,197
Intermediate U.S. Government Fund	86,069,258	53,225,000
Total Return Bond Fund	145,694,845	163,756,083

Restricted Securities — A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144 under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board.

5.	Investments in Affiliated Issuers:

A summary of the Funds’ transactions in the shares of affiliated issuers during the period ended March 31, 2010 is set forth below:

	Shares Held at September 30, 2009	Shares Purchased	Shares Sold	Shares Held at March 31, 2010	Value at March 31, 2010	Dividend Income September 30, 2009- March 31, 2010	Distributions and Net Realized Gain (Loss) September 30, 2009- March 31, 2010
Capital Manager Conservative Growth Fund
Equity Income Fund, Institutional Class	50,374	747	3,769	47,352	$605,637	$6,287	$(3,784)
International Equity Fund, Institutional Class	269,084	36,830	22,727	283,187	1,455,581	27,568	(16,136)
Mid Cap Value Fund, Institutional Class	72,666	48,831	52,853	68,644	833,335	2,230	67,078
Select Equity Fund, Institutional Class	51,854	10,288	2,842	59,300	661,783	2,829	(6,574)
Special Opportunities Equity Fund, Institutional Class	19,451	129	1,218	18,362	306,455	—	146
Total Return Bond Fund, Institutional Class	740,773	33,139	24,970	748,942	8,148,489	194,618	5,648
U.S. Treasury Money Market Fund, Institutional Class	393,051	54,385,933	54,419,891	359,093	359,093	23	—

Total Affiliates	1,597,253	54,515,897	54,528,270	1,584,880	$12,370,373	$233,555	$46,378

Capital Manager Moderate Growth Fund
Equity Income Fund, Institutional Class	211,895	246	12,919	199,222	$2,548,055	$26,944	$(13,654)
International Equity Fund, Institutional Class	1,131,757	115,805	56,122	1,191,440	6,124,003	119,411	(134,578)
Mid Cap Value Fund, Institutional Class	305,544	204,329	221,220	288,653	3,504,251	9,648	(261,629)
Select Equity Fund, Institutional Class	218,113	39,952	8,556	249,509	2,784,522	12,087	(25,677)

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2010

	Shares Held at September 30, 2009	Shares Purchased	Shares Sold	Shares Held at March 31, 2010	Value at March 31, 2010	Dividend Income September 30, 2009- March 31, 2010	Distributions and Net Realized Gain (Loss) September 30, 2009- March 31, 2010
Special Opportunities Equity Fund, Institutional Class	81,722	392	4,881	77,233	$1,289,017	$—	$(5,772)
Total Return Bond Fund, Institutional Class	1,010,741	44,743	33,224	1,022,260	11,122,191	267,758	9,213
U.S. Treasury Money Market Fund, Institutional Class	983,943	135,762,673	136,142,252	604,364	604,364	59	—

Total Affiliates	3,943,715	136,168,140	136,479,174	3,632,681	$27,976,403	$435,907	$(432,097)

Capital Manager Growth Fund
Equity Income Fund, Institutional Class	196,783	650	15,492	181,941	$2,327,019	$24,830	$(16,648)
International Equity Fund, Institutional Class	1,051,011	88,186	51,299	1,087,898	5,591,795	110,563	(135,100)
Mid Cap Value Fund, Institutional Class	283,774	186,177	206,413	263,538	3,199,349	8,934	(353,544)
Select Equity Fund, Institutional Class	202,531	35,656	10,290	227,897	2,543,334	11,121	(31,124)
Special Opportunities Equity Fund, Institutional Class	75,898	325	5,731	70,492	1,176,515	—	(7,009)
Total Return Bond Fund, Institutional Class	348,429	15,202	17,073	346,558	3,770,555	91,719	3,561
U.S. Treasury Money Market Fund, Institutional Class	693,937	89,778,051	89,802,356	669,632	669,632	39	—

Total Affiliates	2,852,363	90,104,247	90,108,654	2,847,956	$19,278,199	$247,206	$(539,864)

Capital Manager Equity Fund
Equity Income Fund, Institutional Class	77,824	4,449	17,600	64,673	$827,167	$9,114	$(19,499)
International Equity Fund, Institutional Class	415,340	41,037	69,620	386,757	1,987,931	41,241	(106,826)
Mid Cap Value Fund, Institutional Class	112,155	70,276	88,699	93,732	1,137,903	3,334	(120,642)
Select Equity Fund, Institutional Class	80,044	17,006	15,981	81,069	904,727	4,060	(56,824)
Special Opportunities Equity Fund, Institutional Class	29,954	1,635	6,500	25,089	418,728	—	(11,574)
U.S. Treasury Money Market Fund, Institutional Class	41,758	33,879,028	33,661,434	259,352	259,352	16	—

Total Affiliates	757,075	34,013,431	33,859,834	910,672	$5,535,808	$57,765	$(315,365)

6.	Related Party Transactions:

BB&T AM provides investment advisory services to all the Funds except the Sterling Capital Small Cap Value Fund. Sterling Capital (collectively with BB&T AM, the “Advisors”) provides investment advisory services to the Sterling Capital Small Cap Value Fund. Under the terms of the investment advisory agreements, the Advisors are entitled to receive fees based on a percentage of the average daily net assets of the Funds. These fees are accrued daily and payable on a monthly basis and are reflected on the Statements of Operations as “Investment advisory fees”. The Advisors waived investment advisory fees and certain expenses for the Funds referenced below which are not subject to recoupment, except as noted, and are included on the Statements of Operations as “Less expenses waived by the Investment Advisor”.

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2010

Information regarding these transactions is as follows for the period ended March 31, 2010:

	Contractual Fee Rate	Fee Rate after Contractual Waivers
Select Equity Fund	0.74%	0.60%(2)
Mid Cap Value Fund	0.74%	0.70%(1)(2)
Sterling Capital Small Cap Value Fund	0.90%	0.80%(1)(3)
International Equity Fund	1.00%	0.85%(1)(2)
Special Opportunities Equity Fund	0.80%	0.80%(1)
Equity Income Fund	0.70%	0.70%(1)
Short U.S. Government Fund	0.60%	0.45%(2)
Intermediate U.S. Government Fund	0.60%	0.48%(2)
Total Return Bond Fund	0.60%	0.48%(2)
Kentucky Intermediate Tax-Free Fund	0.60%	0.40%(2)
Maryland Intermediate Tax-Free Fund	0.60%	0.40%(2)
North Carolina Intermediate Tax-Free Fund	0.60%	0.45%(2)
South Carolina Intermediate Tax-Free Fund	0.60%	0.45%(2)
Virginia Intermediate Tax-Free Fund	0.60%	0.45%(2)
West Virginia Intermediate Tax-Free Fund	0.45%	0.45%
National Tax-Free Money Market Fund	0.25%	0.20%(1)(4)
Prime Money Market Fund	0.40%	0.28%(1)(4)
U.S. Treasury Money Market Fund	0.40%	0.26%(1)(4)
Capital Manager Conservative Growth Fund	0.25%	0.00%(2)
Capital Manager Moderate Growth Fund	0.25%	0.00%(2)
Capital Manager Growth Fund	0.25%	0.00%(2)
Capital Manager Equity Fund	0.25%	0.00%(2)

(1)

For all or a portion of the period ended March 31, 2010 BB&T AM voluntarily waived additional advisory fees. Except as reflected below, voluntary investment advisory fee waivers are not subject to recoupment in subsequent fiscal periods, and may be discontinued at any time.

(2)	BB&T AM contractually agreed to limit the advisory fees paid by the Fund from February 1, 2010 through January 31, 2011.
(3)	Sterling Capital contractually agreed to limit the advisory fees and total annual fund operating expenses paid by the Fund from February 1, 2010 through January 31, 2011.
(4)

BB&T AM has contractually agreed to limit the advisory fees paid by each Money Market Fund to 0.20% with regard to the National Tax-Free Money Market Fund, 0.28% with regard to the Prime Money Market Fund, and 0.26% with regard to the U.S. Treasury Money Market Fund (each, an “Advisory Fee Limit”) for the period from March 1, 2009 through February 29, 2012. From March 1, 2010 through February 29, 2012, BB&T AM may recoup from each Money Market Fund all or a portion of the advisory fees that it voluntarily waives with respect to such Fund beyond the Advisory Fee Limit during the period from March 1, 2009 through February 29, 2012 (the “Recoupment Amount”), subject to certain limitations. BB&T AM may not recoup any amount from a Fund if the Recoupment Amount plus the Advisory Fee Limit would exceed the Contractual Fee Rate noted in the table above.

Pursuant to a sub-advisory agreement with BB&TAM, Artio Global Management LLC serves as the sub-advisor to the International Equity Fund, subject to the general supervision of the Funds’ Board and BB&T AM. Pursuant to a sub-advisory agreement with BB&T AM, Federated Investment Management Company serves as the sub-advisor to the Prime Money Market Fund and the National Tax-Free Money Market Fund, subject to the general supervision of the Funds’ Board and BB&TAM. Pursuant to a sub-advisory agreement with BB&T AM, Scott & Stringfellow LLC, a wholly owned subsidiary of BB&T Corporation, serves as the sub-advisor to the Special Opportunities Equity Fund and the Equity Income Fund, subject to the general supervision of the Funds’ Board and BB&T AM. Pursuant to a sub-advisory agreement with BB&T AM, Sterling Capital serves as the sub-advisor to the Mid Cap Value Fund and the Total Return Bond Fund, subject to the general supervision of the Funds’ Board and BB&T AM. For their services, sub-advisors are entitled to a fee, payable by BB&T AM.

BB&T AM serves as the administrator to the Funds pursuant to the administration agreement effective as of April 23, 2007, as amended. The Funds pay their portion of a fee to BB&T AM for providing administration services based on the aggregate assets of the Funds and the BB&T Variable Insurance Funds, excluding the assets of the Funds of Funds, at a rate of 0.11% on the first $3.5 billion of average net assets; 0.075% on the next $1 billion of average net assets; 0.06% on the next $1.5 billion of average net assets; and 0.04% of average net assets over $6 billion. This fee is accrued daily and payable on a monthly basis. Expenses incurred are reflected on the Statements of Operations as “Administration fees”. Pursuant to a sub-administration agreement with BB&T AM, PNC Global Investment Servicing (U.S.) Inc. (“PNCGIS” or the “Sub-Administrator”), serves as the sub-administrator to the Funds subject to the general supervision of the Board and BB&TAM. For these services, PNCGIS is entitled to a fee payable by BB&T AM.

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2010

PNCGIS serves as the Funds’ fund accountant and transfer agent and receives compensation by the Funds for these services. Expenses incurred are reflected on the Statements of Operations as “Fund accounting fees” and “Transfer agent fees”.

BB&TAM’s Chief Compliance Officer (“CCO”) serves as the Funds’ CCO. The CCO’s compensation is reviewed and approved by the Funds’ Board and paid by BB&T AM. However, the Funds reimburse BB&T AM for their allocable portion of the CCO’s salary. Expenses incurred for the Funds are reflected on the Statements of Operations as “Compliance service fees”.

For the period ended March 31, 2010, the Funds’ paid $111,857 in brokerage fees to Scott & Stringfellow LLC, a wholly owned subsidiary of BB&T Corporation, on the execution of purchases and sales of the Funds’ portfolio investments.

The Funds have adopted a Distribution and Shareholder Services Plan (the “Plan”) in accordance with Rule 12b-1 under the 1940 Act. BB&TAM Distributors, Inc. (“BBTAMD”) serves as distributor to each Fund pursuant to an underwriting agreement, effective as of April 23, 2007. The Plan provides for payments to the distributor of up to 0.50%, 1.00%, 1.00% and 0.50% of the average daily net assets of the Class A Shares, Class B Shares, Class C Shares, and Class R Shares, respectively, with the exception of the Mid Cap Value Fund and the West Virginia Intermediate Tax-Free Fund which make payments of up to 0.25% of the average daily net assets for Class A. BBTAMD has contractually agreed to waive 0.25% of the Class A distribution fees of the Funds except for the Mid Cap Value Fund, West Virginia Intermediate Tax-Free Fund, Prime Money Market Fund and U.S. Treasury Money Market Fund through January 31, 2011, and may voluntarily waive additional fees at any time. The total contractual and voluntary waiver of distribution fees was $1,595,255 for the period ended March 31, 2010. Distribution fee waivers are included in the Statements of Operations as “Less expenses waived by the Distributor” and these waivers are not subject to recoupment in subsequent fiscal periods. As distributor, BBTAMD is entitled to receive commissions on sales of shares of the Variable Net Asset Value Funds. For the period ended March 31, 2010, BBTAMD received $310,491 from commissions earned on sales of shares of the Funds’ Variable Net Asset Value Funds. Commissions paid to affiliated broker-dealers during the period ended March 31, 2010 were $213,284. The fees may be used by BBTAMD to pay banks, broker dealers and other institutions, including affiliates of BB&T AM.

BB&T AM and/or its affiliates may pay out of their own bona fide profits compensation to broker-dealers and other persons for the sale and distribution of the shares and/or for the servicing of the shares. These are additional payments over and above the sales charge (including Rule 12b-1 fees) and service fees paid by the Funds. The payments, which may be different for different financial institutions, will not change the price an investor will pay for shares or the amount that a Fund will receive for the sale of shares.

Certain officers and Trustees of the Funds are affiliated with BB&T AM, or the Sub-Administrator. Such officers and Trustees receive no compensation from the Funds for serving in their respective roles. Each of the Trustees who are not interested persons (as defined in the 1940 Act) of the Trust who serve on the Board are compensated at the annual rate of $30,000 plus $5,000 for each regularly scheduled quarterly meeting attended, $4,000 for each special meeting attended in person and $3,000 for each special meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Each Trustee serving on a Committee of the Board receives a fee of $4,000 for each Committee meeting attended in person and $3,000 for each Committee meeting attended by telephone, plus reimbursement for certain out of pocket expenses. Additionally, the Chairman of the Board and the Audit Committee Chairman each receive an annual retainer of $10,000, and the Chairman of the Nominations Committee receives $1,000 for each meeting attended. The fees are allocated across the Funds and the BB&T Variable Insurance Funds based upon relative net assets. On February 23, 2010, the Trustees voluntarily waived a fee of $3,000 for the Special Telephonic Audit Committee meeting.

7.	Concentration of Credit Risk:

The Tax-Free Funds invest primarily in debt instruments of municipal issuers in their respective states. The issuers’ abilities to meet their obligations may be affected by economic developments in a specific state or region.

8.	Line of Credit:

U.S. Bank, N.A. has made available a credit facility to the Funds, pursuant to a Credit Agreement (the “Agreement”). The primary purpose of the Agreement is to allow the Funds to avoid security liquidations that BB&T AM believes are unfavorable to shareholders. Outstanding principal amounts under the Agreement bear interest at a rate per annum equal to the Prime Rate minus two percent (2%), but never a net rate of less than two percent (2%) per annum. The Funds held no lines of credit for the period ended March 31, 2010.

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2010

9.	Federal Income Tax Information:

Management evaluates its tax positions to determine if the tax positions taken meet the minimum recognition threshold in connection with accounting for uncertainties in income tax positions taken or expected to be taken for the purposes of measuring and recognizing tax liabilities in the financial statements. Recognition of tax benefits of an uncertain tax position is required only when the position is “more likely than not” to be sustained assuming examination by taxing authorities. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations. During the period, the Funds did not incur any interest or penalties.

Management has analyzed the Funds’ tax positions taken on federal income tax returns for all open tax years (current and prior three tax years), and has concluded that no provision for federal income tax is required in the Funds’ financial statements. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state departments of revenue.

At September 30, 2009, the following Funds had net capital loss carryforwards available to offset future net capital gains, if any, to the extent provided by the Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders.

	Amount	Expires
Select Equity Fund	$120,078,510	2017
Mid Cap Value Fund	233,334	2016
Mid Cap Value Fund	13,084,749	2017
Mid Cap Growth Fund	9,011,526	2017
Sterling Capital Small Cap Value Fund	1,483,067	2017
International Equity Fund	34,249,253	2017
Special Opportunities Equity Fund	24,473	2017
Equity Income Fund	1,752,496	2017
Short U.S. Government Fund	118,919	2012
Short U.S. Government Fund	2,094,190	2013
Short U.S. Government Fund	1,246,269	2014
Short U.S. Government Fund	3,940,976	2015
Short U.S. Government Fund	160,380	2016
Intermediate U.S. Government Fund	3,134,925	2014
Intermediate U.S. Government Fund	10,119,332	2016
Total Return Bond Fund	1,589,668	2015
Maryland Intermediate Tax-Free Fund	865	2017
South Carolina Intermediate Tax-Free Fund	16,576	2017
Capital Manager Conservative Growth Fund	122,214	2017
Capital Manager Moderate Growth Fund	508,094	2017
Capital Manager Growth Fund	1,235,282	2017
Capital Manager Equity Fund	958,260	2017

The tax character of distributions paid to shareholders during the fiscal year ended September 30, 2009, were as follows:

	Distributions paid from
	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return Of Capital	Tax Exempt Distributions	Total Distributions Paid*
Select Equity Fund	$3,095,069	$ —	$ 3,095,069	$ —	$ —	$ 3,095,069
Mid Cap Value Fund	527,216	—	527,216	—	—	527,216
Sterling Capital Small Cap Value Fund	26,070	603,839	629,909	—	—	629,909
International Equity Fund	2,410,124	—	2,410,124	—	—	2,410,124
Special Opportunities Equity Fund	2,000,916	12,366,207	14,367,123	2,664,763	—	17,031,886
Equity Income Fund	6,195,917	722,290	6,918,207	—	—	6,918,207
Short U.S. Government Fund	1,556,218	—	1,556,218	—	—	1,556,218
Intermediate U.S. Government Fund	5,245,906	—	5,245,906	—	—	5,245,906
Total Return Bond Fund	18,081,190	—	18,081,190	—	—	18,081,190
Kentucky Intermediate Tax-Free Fund	78,614	79,018	157,632	—	580,083	737,715
Maryland Intermediate Tax-Free Fund	67,470	65,809	133,279	—	589,996	723,275
North Carolina Intermediate Tax-Free Fund	799,514	451,034	1,250,548	—	4,606,284	5,856,832
South Carolina Intermediate Tax-Free Fund	213,453	140,118	353,571	—	742,791	1,096,362

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2010

	Distributions paid from
	Ordinary Income	Net Long-Term Gains	Total Taxable Distributions	Return Of Capital	Tax Exempt Distributions	Total Distributions Paid*
Virginia Intermediate Tax-Free Fund	$224,947	$440,130	$665,077	$—	$2,797,561	$ 3,462,638
West Virginia Intermediate Tax-Free Fund	87,470	1,228	88,698	—	2,667,477	2,756,175
National Tax Free Money Market Fund	11,974	745	12,719	—	2,457,019	2,469,738
Prime Money Market Fund	13,466,347	—	13,466,347	—	—	13,466,347
U.S. Treasury Money Market Fund	740,484	—	740,484	—	—	740,484
Capital Manager Conservative Growth Fund	757,656	840,501	1,598,157	—	—	1,598,157
Capital Manager Moderate Growth Fund	934,441	—	934,441	—	—	934,441
Capital Manager Growth Fund	579,698	—	579,698	—	—	579,698
Capital Manager Equity Fund	190,556	—	190,556	—	—	190,556

*	Total Distributions paid may differ from the Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.

Under current tax law, capital losses realized after October 31 of a Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. The following Funds had deferred post October capital and currency losses, which will be treated as arising on the first business day of the fiscal year ended September 30, 2010:

	Post- October Capital Losses	Post- October Currency Losses
Select Equity Fund	$34,173,975	$ —
Mid Cap Value Fund	30,192,144	—
Mid Cap Growth Fund	55,332,962	—
Sterling Capital Small Cap Value Fund	7,868,684	—
International Equity Fund	29,653,692	1,454,521
Special Opportunities Fund	29,264,941	—
Equity Income Fund	35,970,175	—
Total Return Bond Fund	739,744	—
South Carolina Intermediate Tax-Free Fund	9,801	—
Capital Manager Conservative Growth Fund	8,974,540	—
Capital Manager Moderate Growth Fund	9,439,307	—
Capital Manager Growth Fund	8,915,348	—
Capital Manager Equity Fund	8,056,433	—

At March 31, 2010, the federal income tax cost, gross unrealized appreciation and gross unrealized depreciation on securities were as follows:

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
Select Equity Fund	$198,791,533	$33,326,428	$ (5,275,534)	$28,050,894
Mid Cap Value Fund	287,627,737	46,528,011	(18,340,081)	28,187,930
Sterling Capital Small Cap Value Fund	61,365,310	7,552,165	(2,405,415)	5,146,750
International Equity Fund	78,795,816	14,592,639	(4,474,660)	10,117,979
Special Opportunities Equity Fund	489,250,639	85,295,383	(4,754,824)	80,540,559
Equity Income Fund	381,096,101	48,017,374	(6,795,772)	41,221,602
Short U.S. Government Fund	80,204,903	887,820	(219,063)	668,757
Intermediate U.S. Government Fund	218,195,275	5,154,810	(405,130)	4,749,680
Total Return Bond Fund	404,102,322	16,140,237	(4,844,540)	11,295,697
Kentucky Intermediate Tax-Free Fund	22,219,321	693,616	(22,239)	671,377
Maryland Intermediate Tax-Free Fund	33,557,266	1,302,783	(32,898)	1,269,885
North Carolina Intermediate Tax-Free Fund	164,912,022	6,455,543	(432,654)	6,022,889
South Carolina Intermediate Tax-Free Fund	34,565,066	1,009,013	(44,330)	964,683
Virginia Intermediate Tax-Free Fund	95,317,062	5,060,147	(61,480)	4,998,667
West Virginia Intermediate Tax-Free Fund	85,652,244	3,011,245	(367,170)	2,644,075

BB&T Funds

Notes to Financial Statements (Unaudited) — (continued)

March 31, 2010

	Tax Cost	Tax Unrealized Appreciation	Tax Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
National Tax-Free Money Market Fund	$197,652,729	$ —	$ —	$ —
Prime Money Market Fund	763,995,347	—	—	—
U.S. Treasury Money Market Fund	435,796,475	—	—	—
Capital Manager Conservative Growth Fund	14,034,506	1,809,596	(885,082)	924,514
Capital Manager Moderate Growth Fund	40,899,493	2,276,369	(4,416,582)	(2,140,213)
Capital Manager Growth Fund	32,599,376	1,577,395	(5,038,246)	(3,460,851)
Capital Manager Equity Fund	10,187,879	449,078	(1,555,537)	(1,106,459)

10.	Subsequent Events:

Management has evaluated the impact of all subsequent events on the Funds through the date the financial statements were issued, and has noted no additional events that require recognition or disclosure in the financial statements.

BB&T Funds

March 31, 2010

Special Meeting of Shareholders (Unaudited)

On January 26, 2010, shareholders of the Mid Cap Growth Fund and of the shareholders of the Small Cap Fund held a Joint Special Meeting of Shareholders (the “Meeting”). At the Meeting, shareholders of the Mid Cap Growth Fund voted to approve an Agreement and Plan of Reorganization providing for the consolidation and transfer of all of the assets and liabilities of the Mid Cap Growth Fund to the Mid Cap Value Fund, in exchange for shares of the Mid Cap Value Fund. The results of the voting were as follows:

Affirmative	Against	Abstain
8,148,934	3,897	2,507

Additionally, at the Meeting, shareholders of the Small Cap Fund voted to approve an Agreement and Plan of Reorganization providing for the consolidation and transfer of all of the assets and liabilities of the Small Cap Fund to the Sterling Capital Small Cap Value Fund, in exchange for shares of the Sterling Capital Small Cap Value Fund. The results of the voting were as follows:

Affirmative	Against	Abstain
2,598,201	1,125	3,994

Other Information (Unaudited)

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-228-1872; and (ii) on the Securities and Exchange Commission’s (the “Commission”) website at http://www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30th is available (i) without charge, upon request, by calling 1-800-228-1872 and (ii) on the Commission’s website at http://www.sec.gov.

The Funds file complete Schedules of Portfolio Holdings with the Commission for the first and third quarters of each fiscal year on Form N-Q. The Funds’ Forms N-Q are available without charge on the Commission’s website at http://www.sec.gov, or may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISERS

BB&T Asset Management, Inc.

434 Fayetteville Street

5th Floor

Raleigh, NC 27601

Sterling Capital Management LLC

(Sterling Capital Small Cap Value Fund only)

Two Morrocroft Centre

4064 Colony Road, Suite 300

Charlotte, NC 28211

DISTRIBUTOR

BB&T AM Distributors, Inc.

760 Moore Road

King of Prussia, PA 19406

LEGAL COUNSEL

Ropes & Gray LLP

One Metro Center

700 12th Street, N.W.

Suite 900

Washington D. C. 20005

TRANSFER AGENT

PNC Global Investment Servicing

(U.S.) Inc.

760 Moore Road

King of Prussia, PA 19406

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

KPMG LLP

1601 Market Street

Philadelphia, PA 19103

Semi-Annual Report *March 31, 2010*

BBT-SAR-ALL-0310

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)	Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)	Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 11. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are effective to provide reasonable assurance that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms, and that information required to be disclosed by the registrant in the reports that it files or submits on Form N-CSR is accumulated and communicated to the registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)	Not applicable.

(a)(2)	Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes- Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BB&T Funds

By (Signature and Title)	/s/ E.G. Purcell, III
E.G. Purcell, III, President
(principal executive officer)

Date	5/24/10

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ E.G. Purcell, III
E.G. Purcell, III, President
(principal executive officer)

Date	5/24/10

By (Signature and Title)	/s/ Andrew J. McNally
Andrew J. McNally, Treasurer
(principal financial officer)

Date	5/24/10